UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

___________________

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-07988

LORD ABBETT INVESTMENT TRUST

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

Brooke A. Fapohunda, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 11/30

Date of reporting period: 2/28/2017

Item 1:	Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - CONVERTIBLE FUND February 28, 2017

Investments	Shares (000)		Fair Value
LONG-TERM INVESTMENTS 95.83%

COMMON STOCKS 13.74%

Air Transportation 0.40%

Alaska Air Group, Inc.		24	$2,347,680

Banking 1.31%

Bank of America Corp.		52	1,283,360
Bank of Ireland*(a)	EUR	5,000	1,191,824
BNP Paribas SA(a)	EUR	19	1,115,530
SVB Financial Group*		7	1,259,874
Texas Capital Bancshares, Inc.*		14	1,230,270
TriState Capital Holdings, Inc.*		69	1,624,950
Total			7,705,808

Building & Construction 0.13%

KB Home		45	798,750

Building Materials 0.29%

Eagle Materials, Inc.		17	1,711,215

Consumer/Commercial/Lease Financing 0.54%

Air Lease Corp.		81	3,153,330

Diversified Capital Goods 0.34%

Titan International, Inc.		153	2,025,720

Energy: Exploration & Production 1.04%

Kinder Morgan, Inc.		236	5,029,160
Noble Corp. plc (United Kingdom)(b)		162	1,082,160
Total			6,111,320

Forestry/Paper 0.20%

Louisiana-Pacific Corp.*		50	1,179,000

Health Facilities 0.27%

Tenet Healthcare Corp.*		82	1,582,600

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CONVERTIBLE FUND February 28, 2017

Investments	Shares (000)	Fair Value
Health Services 1.37%

Incyte Corp.*	61	$8,052,949

Hotels 0.36%

Wyndham Worldwide Corp.	25	2,097,648

Investments & Miscellaneous Financial Services 0.45%

Euronet Worldwide, Inc.*	32	2,648,960

Machinery 0.90%

Altra Industrial Motion Corp.	31	1,204,350
Chart Industries, Inc.*	53	1,886,270
Kornit Digital Ltd. (Israel)*(b)	135	2,187,000
Total		5,277,620

Medical Products 0.25%

Intuitive Surgical, Inc.*	2	1,474,000

Metals/Mining (Excluding Steel) 0.96%

Century Aluminum Co.*	102	1,436,670
Cliffs Natural Resources, Inc.*	139	1,481,740
Southern Copper Corp. (Peru)(b)	32	1,173,120
Vale SA ADR	148	1,534,905
Total		5,626,435

Pharmaceuticals 1.07%

Exelixis, Inc.*	64	1,377,920
Sage Therapeutics, Inc.*	17	1,120,930
Spark Therapeutics, Inc.*	29	1,849,620
Synergy Pharmaceuticals, Inc.*	335	1,939,650
Total		6,288,120

Real Estate Investment Trusts 0.65%

Cousins Properties, Inc.	171	1,462,050
Potlatch Corp.	54	2,389,500
Total		3,851,550

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CONVERTIBLE FUND February 28, 2017

Investments	Shares (000)		Fair Value
Recreation & Travel 0.30%

MCBC Holdings, Inc.		121	$1,776,280

Reinsurance 0.21%

Radian Group, Inc.		67	1,246,870

Software/Services 1.29%

Arista Networks, Inc.*		25	2,974,750
Twilio, Inc. Class A*		73	2,315,560
Veeva Systems, Inc. Class A*		53	2,315,570
Total			7,605,880

Specialty Retail 0.72%

Kering(a)	EUR	10	2,433,970
Rush Enterprises, Inc. Class A*		52	1,792,960
Total			4,226,930

Technology Hardware & Equipment 0.42%

Oclaro, Inc.*		291	2,473,500

Transportation: Infrastructure/Services 0.27%

CAI International, Inc.*		104	1,608,880
Total Common Stocks (cost $73,725,327)			80,871,045

	Interest Rate	Maturity Date	Principal Amount (000)
CONVERTIBLE BONDS 64.49%

Aerospace/Defense 0.43%

Aerojet Rocketdyne Holdings, Inc.†	2.25%	12/15/2023	$2,500	2,556,250

Air Transportation 0.50%

Atlas Air Worldwide Holdings, Inc.	2.25%	6/1/2022	2,750	2,947,656

Auto Parts & Equipment 0.32%

Wabash National Corp.	3.375%	5/1/2018	1,000	1,851,875

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CONVERTIBLE FUND February 28, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Automakers 3.35%

Navistar International Corp.	4.75%	4/15/2019	$3,000	$2,913,750
SolarCity Corp.	1.625%	11/1/2019	18,696	16,803,030
Total				19,716,780

Banking 0.82%

Fidelity National Financial, Inc.	4.25%	8/15/2018	2,250	4,819,219

Building & Construction 2.17%

KB Home	1.375%	2/1/2019	9,750	9,725,625
Tutor Perini Corp.†	2.875%	6/15/2021	2,500	3,056,250
Total				12,781,875

Building Materials 0.63%

Cemex SAB de CV (Mexico)(b)	3.72%	3/15/2020	3,310	3,676,169

Cable & Satellite Television 1.92%

DISH Network Corp.†	3.375%	8/15/2026	9,340	11,289,725

Diversified Capital Goods 0.38%

General Cable Corp. (2.25% after 11/15/2019)~	4.50%	11/15/2029	3,000	2,233,125

Electric: Generation 0.86%

NRG Yield, Inc.†	3.50%	2/1/2019	5,000	5,075,000

Electronics 11.65%

Advanced Micro Devices, Inc.	2.125%	9/1/2026	3,000	5,891,250
Inphi Corp.†	0.75%	9/1/2021	1,900	2,086,437
Inphi Corp.	1.125%	12/1/2020	1,423	1,915,714
Intel Corp.	3.25%	8/1/2039	9,620	16,913,211
Microchip Technology, Inc.	1.625%	2/15/2025	7,000	10,023,125
Micron Technology, Inc.	2.125%	2/15/2033	4,650	10,337,531
Novellus Systems, Inc.	2.625%	5/15/2041	3,000	10,492,500
NVIDIA Corp.	1.00%	12/1/2018	1,849	9,325,894
Teradyne, Inc.†	1.25%	12/15/2023	1,400	1,569,750
Total				68,555,412

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CONVERTIBLE FUND February 28, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Energy: Exploration & Production 0.50%

Chesapeake Energy Corp.†	5.50%	9/15/2026	$3,000	$2,966,250

Food: Wholesale 1.39%

Herbalife Ltd.	2.00%	8/15/2019	8,563	8,188,412

Health Facilities 0.99%

Brookdale Senior Living, Inc.	2.75%	6/15/2018	5,900	5,796,750

Health Services 0.44%

Incyte Corp.	0.375%	11/15/2018	1,000	2,576,250

Investments & Miscellaneous Financial Services 1.66%

Gold Exchangeable Ltd. (Jersey)(b)	5.875%	5/13/2019	10,000	9,787,500

Media: Content 0.87%

Take-Two Interactive Software, Inc.	1.00%	7/1/2018	1,930	5,115,706

Media: Diversified 1.69%

CenterPoint Energy, Inc.	4.184%	9/15/2029	80	5,625,000
Liberty Media Corp-Liberty Formula One†	1.00%	1/30/2023	4,100	4,289,625
Total				9,914,625

Medical Products 3.82%

Insulet Corp.†	1.25%	9/15/2021	7,150	7,248,312
Nevro Corp.	1.75%	6/1/2021	2,000	2,497,500
Repligen Corp.	2.125%	6/1/2021	2,528	3,005,160
Wright Medical Group, Inc.	2.00%	2/15/2020	8,500	9,711,250
Total				22,462,222

Metals/Mining (Excluding Steel) 3.32%

Pretium Resources, Inc. (Canada)†(b)	2.25%	3/15/2022	3,250	3,187,031
RTI International Metals, Inc.	1.625%	10/15/2019	5,250	6,378,750
Silver Standard Resources, Inc. (Canada)(b)	2.875%	2/1/2033	10,052	9,951,480
Total				19,517,261

Monoline Insurance 0.78%

MGIC Investment Corp.	2.00%	4/1/2020	3,000	4,601,250

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CONVERTIBLE FUND February 28, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil Field Equipment & Services 1.77%

Ensco Jersey Finance Ltd. (Jersey)†(b)	3.00%	1/31/2024	$2,750	$2,810,156
Weatherford International Ltd.	5.875%	7/1/2021	6,420	7,627,763
Total				10,437,919

Personal & Household Products 0.36%

LVMH Moet Hennessy Louis Vuitton SE (France)(b)	Zero Coupon	2/16/2021	800	2,130,600

Pharmaceuticals 3.32%

Ionis Pharmaceuticals, Inc.	1.00%	11/15/2021	4,050	4,298,062
Medicines Co. (The)†	2.75%	7/15/2023	6,600	8,316,000
TESARO, Inc.	3.00%	10/1/2021	1,290	6,943,425
Total				19,557,487

Property & Casualty 0.39%

AmTrust Financial Services, Inc.	2.75%	12/15/2044	2,855	2,298,275

Real Estate Investment Trusts 1.49%

Colony Starwood Homes†	3.50%	1/15/2022	8,400	8,762,250

Software/Services 7.98%

Ctrip.com International Ltd. (China)†(b)	1.25%	9/15/2022	2,980	3,076,850
j2 Global, Inc.	3.25%	6/15/2029	3,100	4,123,000
Priceline Group, Inc. (The)	1.00%	3/15/2018	7,475	13,702,609
Proofpoint, Inc.	1.25%	12/15/2018	2,250	4,559,063
salesforce.com, Inc.	0.25%	4/1/2018	2,080	2,684,500
VeriSign, Inc.	4.452%	8/15/2037	3,810	9,236,869
Vipshop Holdings Ltd. (China)(b)	1.50%	3/15/2019	9,500	9,595,000
Total				46,977,891

Specialty Retail 3.21%

Restoration Hardware Holdings, Inc.†	Zero Coupon	7/15/2020	24,106	18,878,011

Steel Producers/Products 0.95%

Allegheny Technologies, Inc.	4.75%	7/1/2022	1,700	2,660,500
TimkenSteel Corp.	6.00%	6/1/2021	1,560	2,936,700
Total				5,597,200

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CONVERTIBLE FUND February 28, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Support: Services 0.68%

Live Nation Entertainment, Inc.	2.50%	5/15/2019	$3,750	$4,024,219

Technology Hardware & Equipment 2.91%

SunPower Corp.	0.75%	6/1/2018	11,565	10,936,153
SunPower Corp.	4.00%	1/15/2023	7,500	6,168,750
Total				17,104,903

Transportation: Infrastructure/Services 2.94%

DHT Holdings, Inc.	4.50%	10/1/2019	3,000	3,067,500
Golar LNG Ltd.†	2.75%	2/15/2022	5,000	5,059,375
Scorpio Tankers, Inc. (Monaco)†(b)	2.375%	7/1/2019	5,000	4,406,250
Ship Finance International Ltd. (Norway)(b)	5.75%	10/15/2021	4,750	4,758,906
Total				17,292,031
Total Convertible Bonds (cost $340,660,243)				379,490,098

	Dividend Rate	Shares (000)
CONVERTIBLE PREFERRED STOCKS 16.34%

Banking 2.17%

Wells Fargo & Co.	7.50%	10	12,752,250

Building & Construction 0.69%

William Lyon Homes Unit	6.50%	44	4,036,630

Electric: Integrated 2.62%

Dominion Resources, Inc.	6.375%	70	3,577,000
Exelon Corp.	6.50%	71	3,520,180
NextEra Energy, Inc.	6.371%	136	8,301,440
Total			15,398,620

Energy: Exploration & Production 0.22%

Sanchez Energy Corp.	4.875%	37	1,305,360

Environmental 0.39%

Stericycle, Inc.	5.25%	32	2,265,600

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CONVERTIBLE FUND February 28, 2017

Investments	Dividend Rate	Shares (000)	Fair Value
Food: Wholesale 1.00%

Post Holdings, Inc.	5.25%	42	$5,893,000

Health Services 2.27%

Anthem, Inc.	5.25%	266	13,351,589

Machinery 0.58%

Rexnord Corp.	5.75%	63	3,378,690

Oil Field Equipment & Services 0.37%

McDermott International, Inc.	6.25%	91	2,197,650

Pharmaceuticals 3.60%

Allergan plc	5.50%	20	16,752,443
Teva Pharmaceutical Industries Ltd. (Israel)(b)	7.00%	7	4,445,000
Total			21,197,443

Software/Services 0.59%

Mandatory Exchangeable Trust†	5.75%	28	3,471,300

Telecommunications: Wireless 1.52%

T-Mobile US, Inc.	5.50%	88	8,966,320

Telecommunications: Wireline Integrated & Services 0.32%

Frontier Communications Corp.	11.125%	30	1,900,500
Total Convertible Preferred Stocks (cost $95,024,323)			96,114,952

	Interest Rate	Maturity Date	Principal Amount (000)
CORPORATE BONDS 1.26%

Consumer/Commercial/Lease Financing 0.35%

Air Lease Corp.	4.25%	9/15/2024	$2,000	2,077,516

Energy: Exploration & Production 0.14%

Denbury Resources, Inc.	5.50%	5/1/2022	1,000	830,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CONVERTIBLE FUND February 28, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Metals/Mining (Excluding Steel) 0.40%

Peabody Energy Corp.†(c)	10.00%	3/15/2022	$2,785	$2,346,253

Oil Field Equipment & Services 0.37%

Bristow Group, Inc.	6.25%	10/15/2022	2,500	2,181,250
Total Corporate Bonds (cost $7,357,117)				7,435,019
Total Long-Term Investments (cost $516,767,010)				563,911,114

SHORT-TERM INVESTMENTS 5.73%

CONVERTIBLE BONDS 3.50%

Communications Technology 0.60%

Golar LNG Ltd.	3.75%	3/7/2017	3,500	3,500,000

Electronics 1.11%

Xilinx, Inc.	2.625%	6/15/2017	3,175	6,514,703

Metals/Mining (Excluding Steel) 1.37%

Newmont Mining Corp.	1.625%	7/15/2017	8,000	8,060,000

Transportation: Infrastructure/Services 0.42%

XPO Logistics, Inc.	4.50%	10/1/2017	800	2,492,500
Total Convertible Bonds (cost $19,746,385)				20,567,203

REPURCHASE AGREEMENT

Repurchase Agreement dated 2/28/2017, 0.03% due 3/1/2017 with Fixed Income Clearing Corp. collateralized by $12,510,000 of U.S. Treasury Inflation Indexed Note at 0.125% due 4/15/2017; value: $13,378,432; proceeds: $13,111,521 (cost $13,111,510)			13,112	13,111,510
Total Investments in Securities 101.56% (cost $549,624,905)				597,589,827
Liabilities in Excess of Other Assets(d) (1.56%)				(9,153,193)
Net Assets 100.00%				$588,436,634

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CONVERTIBLE FUND February 28, 2017

ADR	American Depositary Receipt.
*	Non-income producing security.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
~	Deferred interest debentures pay the stated rate, after which they pay a predetermined interest rate.
(a)	Investment in non-U.S. dollar denominated securities.
(b)	Foreign security traded in U.S. dollars.
(c)	Defaulted (non-income producing security).
(d)	Liabilities in Excess of Other Assets include net unrealized appreciation/depreciation on forward foreign currency exchange contracts as follows:

Open Forward Foreign Currency Exchange Contracts at February 28, 2017:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
euro	Sell	State Street Bank and Trust	5/16/2017	240,000	$259,354	$255,132	$4,222
euro	Sell	Morgan Stanley	5/16/2017	439,000	474,283	466,679	7,604
euro	Sell	Goldman Sachs	5/16/2017	760,000	816,870	807,918	8,952
euro	Sell	Morgan Stanley	5/16/2017	146,000	156,843	155,205	1,638
euro	Sell	State Street Bank and Trust	5/16/2017	1,180,000	1,274,173	1,254,399	19,774
euro	Sell	UBS AG	5/16/2017	2,200,000	2,342,745	2,338,710	4,035
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$46,225

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
euro	Buy	State Street Bank and Trust	5/16/2017	340,000	$363,860	$361,437	$(2,423)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT INVESTMENT TRUST - CONVERTIBLE FUND February 28, 2017

The following is a summary of the inputs used as of February 28, 2017 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Common Stocks	$80,871,045	$—	$—	$80,871,045
Convertible Bonds	—	400,057,301	—	400,057,301
Convertible Preferred Stocks
Banking	12,752,250	—	—	12,752,250
Building & Construction	4,036,630	—	—	4,036,630
Electric: Integrated	15,398,620	—	—	15,398,620
Energy: Exploration & Production	—	1,305,360	—	1,305,360
Environmental	2,265,600	—	—	2,265,600
Food: Wholesale	5,893,000	—	—	5,893,000
Health Services	13,351,589	—	—	13,351,589
Machinery	3,378,690	—	—	3,378,690
Oil Field Equipment & Services	2,197,650	—	—	2,197,650
Pharmaceuticals	21,197,443	—	—	21,197,443
Software/Services	—	3,471,300	—	3,471,300
Telecommunications: Wireless	8,966,320	—	—	8,966,320
Telecommunications: Wireline Integrated & Services	1,900,500	—	—	1,900,500
Corporate Bonds	—	7,435,019	—	7,435,019
Repurchase Agreement	—	13,111,510	—	13,111,510
Total	$172,209,337	$425,380,490	$—	$597,589,827
Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$—	$46,225	$—	$46,225
Liabilities	—	(2,423)	—	(2,423)
Total	$—	$43,802	$—	$43,802

(1)	Refer to Note 2(o) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.
(3)	There were no Level 1/Level 2 transfers during the period ended February 28, 2017.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND February 28, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 107.96%

ASSET-BACKED SECURITIES 19.39%

Automobiles 11.01%

American Credit Acceptance Receivables Trust 2015-1 C†	4.29%	4/12/2021	$1,517	$1,552,234
AmeriCredit Automobile Receivables Trust 2013-1 C	1.57%	1/8/2019	199	199,028
AmeriCredit Automobile Receivables Trust 2014-1 A3	0.90%	2/8/2019	42	41,922
AmeriCredit Automobile Receivables Trust 2014-2 A3	0.94%	2/8/2019	506	505,888
AmeriCredit Automobile Receivables Trust 2014-4 A3	1.27%	7/8/2019	1,694	1,694,094
AmeriCredit Automobile Receivables Trust 2015-3 A3	1.54%	3/9/2020	1,398	1,399,366
AmeriCredit Automobile Receivables Trust 2016-2 A2A	1.42%	10/8/2019	562	561,933
AmeriCredit Automobile Receivables Trust 2016-4 A2A	1.34%	4/8/2020	1,221	1,220,616
Avis Budget Rental Car Funding AESOP LLC 2012-2A A†	2.802%	5/20/2018	1,997	2,001,010
Avis Budget Rental Car Funding AESOP LLC 2013-1A A†	1.92%	9/20/2019	3,146	3,146,667
Avis Budget Rental Car Funding AESOP LLC 2014-1A A†	2.46%	7/20/2020	1,454	1,460,760
Avis Budget Rental Car Funding AESOP LLC 2014-2A A†	2.50%	2/20/2021	2,651	2,653,180
Avis Budget Rental Car Funding AESOP LLC 2015-1A A†	2.50%	7/20/2021	1,243	1,245,325
Avis Budget Rental Car Funding AESOP LLC 2015-2A A†	2.63%	12/20/2021	686	685,716
BMW Vehicle Lease Trust 2015-1 A3	1.24%	12/20/2017	1,789	1,789,141
BMW Vehicle Owner Trust 2013-A A4	1.12%	4/27/2020	285	284,617
California Republic Auto Receivables Trust 2014-3 B	2.66%	8/17/2020	1,043	1,053,265
California Republic Auto Receivables Trust 2015-3 B	2.70%	9/15/2021	419	419,763
California Republic Auto Receivables Trust 2016-1 A2	1.50%	12/17/2018	1,425	1,425,883
California Republic Auto Receivables Trust 2016-2 A3	1.56%	7/15/2020	544	542,792
California Republic Auto Receivables Trust 2016-2 A4	1.83%	12/15/2021	713	707,447
Capital Auto Receivables Asset Trust 2013-3 C	2.79%	10/22/2018	2,325	2,334,962
Capital Auto Receivables Asset Trust 2014-3 B†	2.35%	7/22/2019	3,310	3,331,169
Capital Auto Receivables Asset Trust 2015-2 A2	1.39%	9/20/2018	1,316	1,316,843
Capital Auto Receivables Asset Trust 2016-2 A3	1.46%	6/22/2020	1,083	1,081,039
Capital Auto Receivables Asset Trust 2016-2 A4	1.63%	1/20/2021	568	565,901
CarMax Auto Owner Trust 2013-4 A3	0.80%	7/16/2018	125	124,673
CarMax Auto Owner Trust 2014-1 A4	1.32%	7/15/2019	974	973,159
CarMax Auto Owner Trust 2015-2 A3	1.37%	3/16/2020	572	571,372
CarMax Auto Owner Trust 2015-4 A3	1.56%	11/16/2020	1,124	1,124,008
CarMax Auto Owner Trust 2016-1 A2A	1.30%	4/15/2019	1,258	1,258,386
CarMax Auto Owner Trust 2016-3 A2	1.17%	8/15/2019	1,496	1,494,443
CarMax Auto Owner Trust 2016-3 A3	1.39%	5/17/2021	1,122	1,116,008
CarMax Auto Owner Trust 2016-3 A4	1.60%	1/18/2022	1,399	1,374,777
CarMax Auto Owner Trust 2016-4 A2	1.21%	11/15/2019	1,039	1,037,027
CarMax Auto Owner Trust 2016-4 A3	1.40%	8/15/2021	481	477,252
CarMax Auto Owner Trust 2016-4 A4	1.60%	6/15/2022	620	611,503
Chesapeake Funding II LLC 2016-2A A1†	1.88%	6/15/2028	1,411	1,407,385
Chrysler Capital Auto Receivables Trust 2014-BA D†	3.44%	8/16/2021	1,022	1,033,193
Chrysler Capital Auto Receivables Trust 2016-AA A2†	1.47%	4/15/2019	949	949,887

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND February 28, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)

Chrysler Capital Auto Receivables Trust 2016-AA B†	2.88%	2/15/2022	$673	$680,029
Chrysler Capital Auto Receivables Trust 2016-AA C†	3.25%	6/15/2022	372	371,090
CPS Auto Receivables Trust 2014-D D†	5.33%	11/16/2020	1,035	1,047,092
CPS Auto Receivables Trust 2016-B D†	6.58%	3/15/2022	850	911,264
Drive Auto Receivables Trust 2015-AA B†	2.28%	6/17/2019	188	187,729
Drive Auto Receivables Trust 2015-AA C†	3.06%	5/17/2021	844	850,352
Drive Auto Receivables Trust 2015-BA B†	2.12%	6/17/2019	254	254,585
Drive Auto Receivables Trust 2015-CA B†	2.23%	9/16/2019	167	167,146
Drive Auto Receivables Trust 2015-DA C†	3.38%	11/15/2021	2,010	2,040,032
Drive Auto Receivables Trust 2016-BA A2†	1.38%	8/15/2018	280	279,678
Drive Auto Receivables Trust 2016-BA A3†	1.67%	7/15/2019	2,786	2,788,786
Drive Auto Receivables Trust 2016-CA B†	2.37%	11/16/2020	743	744,659
Drive Auto Receivables Trust 2016-CA C†	3.02%	11/15/2021	1,974	1,997,770
Drive Auto Receivables Trust 2016-CA D†	4.18%	3/15/2024	469	478,015
Drive Auto Receivables Trust 2017-AA B†	2.51%	1/15/2021	1,120	1,121,843
Drive Auto Receivables Trust 2017-AA D†	4.16%	5/15/2024	1,145	1,169,025
Enterprise Fleet Financing LLC 2017-1 A2†	2.13%	7/20/2022	1,390	1,391,061
Fifth Third Auto Trust 2014-3 A3	0.96%	3/15/2019	122	121,448
First Investors Auto Owner Trust 2013-2A D†	3.58%	6/15/2020	915	920,976
First Investors Auto Owner Trust 2015-2A A1†	1.59%	12/16/2019	1,126	1,125,944
First Investors Auto Owner Trust 2016-2A A1†	1.53%	11/16/2020	1,295	1,294,086
Ford Credit Auto Owner Trust 2014-C A3	1.06%	5/15/2019	1,330	1,328,595
Ford Credit Auto Owner Trust 2016-B A2A	1.08%	3/15/2019	2,485	2,483,457
Ford Credit Auto Owner Trust 2016-C A2A	1.04%	9/15/2019	2,087	2,081,995
Ford Credit Auto Owner Trust 2016-C B	1.73%	3/15/2022	990	977,845
Ford Credit Auto Owner Trust 2016-C C	1.93%	4/15/2023	623	614,143
Ford Credit Auto Owner Trust 2017-A B	2.24%	6/15/2022	2,328	2,325,794
Ford Credit Auto Owner Trust 2017-A C	2.41%	7/15/2023	1,348	1,346,973
Ford Credit Auto Owner Trust/Ford Credit 2017-1 B†	2.87%	8/15/2028	645	644,948
Foursight Capital Automobile Receivables Trust 2016-1 A2†	2.87%	10/15/2021	1,783	1,786,563
GM Financial Automobile Leasing Trust 2014-2A A3†	1.22%	1/22/2018	253	253,260
Honda Auto Receivables Owner Trust 2014-4 A3	0.99%	9/17/2018	1,188	1,186,863
Honda Auto Receivables Owner Trust 2015-1 A3	1.05%	10/15/2018	1,578	1,577,453
Honda Auto Receivables Owner Trust 2016-4 A2	1.04%	4/18/2019	2,023	2,017,704
Huntington Auto Trust 2016-1 A3	1.59%	11/16/2020	2,270	2,267,058
Hyundai Auto Receivables Trust 2013-B A4	1.01%	2/15/2019	340	340,197
Mercedes-Benz Auto Lease Trust 2016-A A2A	1.34%	7/16/2018	2,294	2,294,538
Mercedes-Benz Auto Receivables Trust 2016-1 A2A	1.11%	3/15/2019	3,978	3,975,755
NextGear Floorplan Master Owner Trust 2016-1A A2†	2.74%	4/15/2021	2,263	2,273,243
Porsche Financial Auto Securitization Trust 2014-1 A4†	1.14%	12/23/2021	2,728	2,727,571
Santander Drive Auto Receivables Trust 2014-3 C	2.13%	8/17/2020	4,798	4,815,260

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND February 28, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)

Santander Drive Auto Receivables Trust 2014-3 D	2.65%	8/17/2020	$917	$926,148
Santander Drive Auto Receivables Trust 2014-4 B	1.82%	5/15/2019	591	591,722
Santander Drive Auto Receivables Trust 2014-5 E	4.23%	4/15/2022	2,800	2,859,850
Santander Drive Auto Receivables Trust 2015-1 C	2.57%	4/15/2021	308	310,671
Santander Drive Auto Receivables Trust 2015-5 A3	1.58%	9/16/2019	1,283	1,283,785
Santander Drive Auto Receivables Trust 2016-2 A2A	1.38%	7/15/2019	867	867,146
Santander Drive Auto Receivables Trust 2016-2 B	2.08%	2/16/2021	655	656,214
Santander Drive Auto Receivables Trust 2016-3 A2	1.34%	11/15/2019	1,346	1,345,286
Santander Drive Auto Receivables Trust 2016-3 B	1.89%	6/15/2021	734	732,451
SunTrust Auto Receivables Trust 2015-1A A3†	1.42%	9/16/2019	5,277	5,281,149
SunTrust Auto Receivables Trust 2015-1A D†	3.24%	1/16/2023	2,589	2,530,538
TCF Auto Receivables Owner Trust 2014-1A A4†	1.56%	1/15/2020	3,569	3,570,167
TCF Auto Receivables Owner Trust 2015-1A A3†	1.49%	12/16/2019	1,941	1,940,987
TCF Auto Receivables Owner Trust 2016-PT1A B†	2.92%	10/17/2022	1,156	1,151,470
Toyota Auto Receivables Owner Trust 2016-B A2A	1.02%	10/15/2018	1,610	1,609,050
Total				129,692,093

Credit Cards 1.31%

American Express Credit Account Master Trust 2014-3 A	1.49%	4/15/2020	3,008	3,012,269
Capital One Multi-Asset Execution Trust 2014-A2	1.26%	1/15/2020	1,469	1,469,230
Capital One Multi-Asset Execution Trust 2015-A1	1.39%	1/15/2021	1,084	1,084,185
Chase Issuance Trust 2015-A2	1.59%	2/18/2020	790	791,749
Discover Card Execution Note Trust 2014-A3	1.22%	10/15/2019	8,540	8,541,746
Discover Card Execution Note Trust 2014-A5 A	1.39%	4/15/2020	491	491,307
Total				15,390,486

Other 7.07%

Ally Master Owner Trust 2012-5 A	1.54%	9/15/2019	4,782	4,787,201
Ally Master Owner Trust 2014-5 A2	1.60%	10/15/2019	3,199	3,202,713
Ares IIIR/IVR CLO Ltd. 2007-3RA A2†	1.243%#	4/16/2021	120	119,615
Ares XXIX CLO Ltd. 2014-1A A1R†	2.22%#	4/17/2026	2,500	2,500,421
Ascentium Equipment Receivables Trust 2016-2A A2†	1.46%	4/10/2019	765	764,030
Ascentium Equipment Receivables Trust 2016-2A A3†	1.65%	5/10/2022	784	777,601
Ascentium Equipment Receivables Trust 2016-2A B†	2.50%	9/12/2022	506	500,824
Ballyrock CLO Ltd. 2016-1A A†	2.406%#	10/15/2028	2,850	2,869,738
Birchwood Park CLO Ltd. 2014-1A AR†(a)	Zero Coupon #	7/15/2026	3,000	3,000,000
Carlyle Global Market Strategies CLO Ltd. 2013-2A A1†	2.174%#	4/18/2025	1,500	1,500,769
Carlyle Global Market Strategies CLO Ltd. 2013-4A A2R†	2.543%#	10/15/2025	4,500	4,521,723
Carlyle Global Market Strategies CLO Ltd. 2014-4A A1R†	2.232%#	10/15/2026	2,500	2,503,443
Cent CLO Ltd. 2013-17A A1†	2.339%#	1/30/2025	1,700	1,702,116
Cent CLO Ltd. 2013-18A A†	2.161%#	7/23/2025	600	599,407
CNH Equipment Trust 2014-C A3	1.05%	11/15/2019	570	569,401

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND February 28, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)

CNH Equipment Trust 2015-B A4	1.89%		4/15/2022	$1,294	$1,296,661
Dell Equipment Finance Trust 2015-2 A3†	1.72%		9/22/2020	904	905,802
Dell Equipment Finance Trust 2016-1 A3†	1.65%		7/22/2021	249	248,460
Diamond Resorts Owner Trust 2013-1 A†	1.95%		1/20/2025	444	440,711
Diamond Resorts Owner Trust 2015-2 A†	2.99%		5/22/2028	654	652,007
Diamond Resorts Owner Trust 2016-1 A†	3.08%		11/20/2028	536	531,581
DRB Prime Student Loan Trust 2015-D A2†	3.20%		1/25/2040	1,499	1,513,607
Engs Commercial Finance Trust 2015-1A A2†	2.31%		10/22/2021	2,700	2,695,997
Engs Commercial Finance Trust 2016-1A A1†	1.25%		11/22/2017	1,771	1,768,302
Ford Credit Floorplan Master Owner Trust A 2014-4 A1	1.40%		8/15/2019	2,169	2,170,271
GMF Floorplan Owner Revolving Trust 2015-1 B†	1.97%		5/15/2020	1,385	1,382,323
Hempstead CLO LP 2013-1A A1†	2.523	%#	1/15/2026	3,500	3,504,424
JFIN Revolver CLO 2013-1A A†	2.28	%#	1/20/2021	143	143,838
JFIN Revolver CLO Ltd. 2014-2A A2†	2.352	%#	2/20/2022	457	459,360
JFIN Revolver CLO Ltd. 2015-3A A1†	2.53	%#	4/20/2023	631	631,661
John Deere Owner Trust 2014-A A3	0.92%		4/16/2018	215	215,231
KKR CLO Ltd. 11-A†	2.543	%#	4/15/2027	3,150	3,154,343
KKR CLO Ltd. 15-A1A†	2.584	%#	10/18/2028	2,500	2,527,543
Leaf Receivables Funding 10 LLC 2015-1 A4†	2.03%		8/17/2020	1,885	1,883,985
Leaf Receivables Funding 11 LLC 2016-1 A1†	1.00%		6/15/2017	212	211,717
Macquarie Equipment Funding Trust 2014-A A3†	1.23%		7/20/2021	1,223	1,218,794
Marathon CLO IV Ltd. 2012-4A A1†	2.442	%#	5/20/2023	1,394	1,394,490
Nissan Master Owner Trust Receivables 2016-A A2	1.54%		6/15/2021	946	936,306
NZCG Funding Ltd. 2015-2A A1†	2.587	%#	4/27/2027	1,500	1,502,051
Oaktree CLO Ltd. 2014-2A A1A†	2.56	%#	10/20/2026	3,000	3,000,000
Oaktree EIF I Series Ltd. 2015-A1 B†	3.624	%#	10/18/2027	3,250	3,264,110
OneMain Financial Issuance Trust 2016-1A A†	3.66%		2/20/2029	1,101	1,119,415
OZLM Funding Ltd. 2012-1A A2R†	3.391	%#	7/22/2027	3,900	3,906,060
PFS Financing Corp. 2016-BA A†	1.87%		10/15/2021	658	652,242
Shackleton CLO Ltd. 2014-5A A†	2.534	%#	5/7/2026	300	300,618
Sheridan Square CLO Ltd. 2013-1A A1†	2.073	%#	4/15/2025	2,500	2,498,082
SLM Private Education Loan Trust 2010-A 2A†	4.02	%#	5/16/2044	983	1,022,118
SLM Private Education Loan Trust 2012-A A1†	2.17	%#	8/15/2025	11	10,593
Sound Point CLO IV Ltd. 2013-3A A†	2.411	%#	1/21/2026	2,000	2,002,438
Tryon Park CLO Ltd. 2013-1A A1†	2.143	%#	7/15/2025	1,000	1,000,256
Venture XVIII CLO Ltd. 2014-18A A†	2.473	%#	10/15/2026	2,000	2,000,897
Wells Fargo Dealer Floorplan Master Note Trust 2012-2 A	1.529	%#	4/22/2019	1,161	1,161,922
Westchester CLO Ltd. 2007-1A A1A†	1.259	%#	8/1/2022	70	69,370
Total					83,316,588
Total Asset-Backed Securities (cost $228,150,490)					228,399,167

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND February 28, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
CORPORATE BONDS 18.29%

Automotive 0.46%

Ford Motor Co.	7.45%	7/16/2031	$1,356	$1,722,554
General Motors Co.	6.60%	4/1/2036	3,184	3,742,018
Total				5,464,572

Banks: Regional 6.10%

Banco de Credito e Inversiones (Chile)†(b)	4.00%	2/11/2023	533	546,952
Bank of America Corp.	3.824%#	1/20/2028	2,643	2,668,880
Bank of America Corp.	4.20%	8/26/2024	1,716	1,773,877
Bank of America Corp.	4.45%	3/3/2026	940	976,716
Citigroup, Inc.	3.887%#	1/10/2028	2,494	2,515,037
Citigroup, Inc.	4.45%	9/29/2027	78	80,037
Citigroup, Inc.	4.60%	3/9/2026	808	840,879
Citigroup, Inc.	5.50%	9/13/2025	4,150	4,579,434
European Investment Bank (Luxembourg)(b)	1.00%	3/15/2018	15,784	15,747,381
European Investment Bank (Luxembourg)(b)	1.25%	5/15/2018	1,709	1,708,735
First Republic Bank	4.625%	2/13/2047	1,072	1,088,291
Goldman Sachs Group, Inc. (The)	6.75%	10/1/2037	3,155	3,949,129
JPMorgan Chase & Co.	2.273%#	10/24/2023	3,205	3,279,686
JPMorgan Chase & Co.	3.90%	7/15/2025	2,879	2,996,665
Lloyds Banking Group plc (United Kingdom)(b)	4.582%	12/10/2025	1,696	1,730,130
Morgan Stanley	3.875%	1/27/2026	2,306	2,355,293
Morgan Stanley	4.00%	7/23/2025	2,870	2,976,956
Morgan Stanley	7.25%	4/1/2032	290	398,170
Santander UK plc (United Kingdom)†(b)	5.00%	11/7/2023	575	601,574
Santander UK plc (United Kingdom)(b)	7.95%	10/26/2029	2,530	3,154,338
Toronto-Dominion Bank (The) (Canada)(b)	3.625%#	9/15/2031	791	780,523
UBS Group Funding Jersey Ltd. (Jersey)†(b)	4.125%	4/15/2026	4,016	4,092,445
Wells Fargo & Co.	3.00%	10/23/2026	2,539	2,441,109
Wells Fargo & Co.	4.10%	6/3/2026	793	812,307
Wells Fargo Bank NA	5.85%	2/1/2037	5,275	6,394,054
Wells Fargo Bank NA	6.60%	1/15/2038	883	1,163,067
Westpac Banking Corp. (Australia)(b)	4.322%#	11/23/2031	2,122	2,146,607
Total				71,798,272

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND February 28, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Beverages 0.52%

Anheuser-Busch InBev Finance, Inc.	4.70%	2/1/2036	$4,967	$5,358,424
Becle SA de CV (Mexico)†(b)	3.75%	5/13/2025	800	780,686
Total				6,139,110

Chemicals 0.21%

Equate Petrochemical BV (Netherlands)†(b)	4.25%	11/3/2026	1,900	1,899,949
Mexichem SAB de CV (Mexico)†(b)	4.875%	9/19/2022	550	578,187
Total				2,478,136

Computer Hardware 0.25%

Diamond 1 Finance Corp./Diamond 2 Finance Corp.†	6.02%	6/15/2026	1,950	2,147,948
Diamond 1 Finance Corp./Diamond 2 Finance Corp.†	8.10%	7/15/2036	610	771,802
Total				2,919,750

Drugs 0.07%

Mylan NV	3.95%	6/15/2026	850	831,841

Electric: Power 1.24%

AES Gener SA (Chile)†(b)	5.00%	7/14/2025	400	406,185
Appalachian Power Co.	7.00%	4/1/2038	1,063	1,452,603
Berkshire Hathaway Energy Co.	6.50%	9/15/2037	1,357	1,782,341
Dominion Gas Holdings LLC	4.60%	12/15/2044	2,506	2,577,980
Dominion Resources, Inc.	7.00%	6/15/2038	936	1,216,498
Exelon Generation Co. LLC	5.60%	6/15/2042	2,286	2,165,393
Massachusetts Electric Co.†	4.004%	8/15/2046	1,317	1,285,082
PPL Electric Utilities Corp.	5.20%	7/15/2041	554	648,249
Public Service Co. of New Mexico	7.95%	5/15/2018	1,092	1,172,451
Texas-New Mexico Power Co.†	9.50%	4/1/2019	1,650	1,882,076
Total				14,588,858

Electrical Equipment 0.14%

QUALCOMM, Inc.	4.65%	5/20/2035	1,557	1,647,449

Engineering & Contracting Services 0.05%

Mexico City Airport Trust (Mexico)†(b)	4.25%	10/31/2026	550	552,316

Financial Services 1.29%

Affiliated Managers Group, Inc.	3.50%	8/1/2025	370	362,299
Affiliated Managers Group, Inc.	4.25%	2/15/2024	715	737,380
Discover Financial Services	4.10%	2/9/2027	2,720	2,745,563

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND February 28, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Financial Services (continued)

GE Capital International Funding Co. Unlimited Co. (Ireland)(b)	4.418%	11/15/2035	$2,485	$2,666,800
International Lease Finance Corp.	5.875%	4/1/2019	1,876	2,018,576
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	5.875%	3/15/2022	2,021	2,083,184
Scottrade Financial Services, Inc.†	6.125%	7/11/2021	2,342	2,648,879
SUAM Finance BV (Curacao)†(b)	4.875%	4/17/2024	1,835	1,926,200
Total				15,188,881

Insurance 0.49%

Lincoln National Corp.	6.30%	10/9/2037	260	312,137
Teachers Insurance & Annuity Association of America†	4.90%	9/15/2044	3,232	3,552,091
Unum Group	5.75%	8/15/2042	54	61,046
Willis North America, Inc.	7.00%	9/29/2019	1,675	1,859,577
Total				5,784,851

Investment Management Companies 0.04%

GrupoSura Finance SA†	5.50%	4/29/2026	450	479,250

Leisure 0.14%

Carnival plc	7.875%	6/1/2027	1,230	1,597,940

Machinery: Agricultural 0.18%

Reynolds American, Inc.	8.125%	5/1/2040	1,550	2,066,893

Manufacturing 0.15%

Trinity Industries, Inc.	4.55%	10/1/2024	1,771	1,781,491

Media 1.42%

21st Century Fox America, Inc.	6.20%	12/15/2034	1,268	1,516,151
21st Century Fox America, Inc.	6.90%	8/15/2039	777	999,629
Charter Communications Operating LLC/Charter Communications Operating Capital	6.384%	10/23/2035	503	576,341
Comcast Corp.	6.95%	8/15/2037	1,356	1,837,476
Cox Communications, Inc.†	8.375%	3/1/2039	2,399	3,005,381
Discovery Communications LLC	6.35%	6/1/2040	1,000	1,069,474
Globo Comunicacao e Participacoes SA (Brazil)†(b)	4.875%	4/11/2022	1,034	1,075,360
Globo Comunicacao e Participacoes SA (Brazil) (7.25% after 5/11/2017)†~(b)	5.307%	5/11/2022	1,855	1,873,550
Grupo Televisa SAB (Mexico)(b)	6.625%	1/15/2040	1,000	1,093,770
Time Warner Cable, Inc.	7.30%	7/1/2038	1,864	2,337,540
Time Warner Entertainment Co. LP	8.375%	7/15/2033	975	1,313,225
Total				16,697,897

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND February 28, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Metals & Minerals: Miscellaneous 0.48%

Barrick International Barbados Corp. (Barbados)†(b)	6.35%	10/15/2036	$1,250	$1,459,533
Glencore Finance Canada Ltd. (Canada)†(b)	6.00%	11/15/2041	2,449	2,724,997
Glencore Funding LLC†	4.625%	4/29/2024	252	266,025
Goldcorp, Inc. (Canada)(b)	5.45%	6/9/2044	1,133	1,234,061
Total				5,684,616

Oil 1.02%

Eni SpA (Italy)†(b)	5.70%	10/1/2040	4,725	4,874,934
Helmerich & Payne International Drilling Co.	4.65%	3/15/2025	246	258,219
Kerr-McGee Corp.	7.875%	9/15/2031	1,633	2,136,993
Raizen Fuels Finance SA (Luxembourg)†(b)	5.30%	1/20/2027	452	463,300
Shell International Finance BV (Netherlands)(b)	6.375%	12/15/2038	1,564	2,055,462
Tengizchevroil Finance Co. International Ltd. (Kazakhstan)†(b)	4.00%	8/15/2026	875	842,953
Valero Energy Corp.	10.50%	3/15/2039	912	1,386,563
Total				12,018,424

Oil: Crude Producers 1.25%

Enbridge Energy Partners LP	9.875%	3/1/2019	2,125	2,436,525
Energy Transfer Partners LP	6.625%	10/15/2036	1,203	1,381,645
Energy Transfer Partners LP	7.50%	7/1/2038	2,124	2,595,583
IFM US Colonial Pipeline 2 LLC†	6.45%	5/1/2021	2,710	2,948,296
Kinder Morgan Energy Partners LP	7.40%	3/15/2031	652	788,202
Kinder Morgan Energy Partners LP	7.50%	11/15/2040	423	523,908
Kinder Morgan, Inc.	7.75%	1/15/2032	2,834	3,598,055
Kinder Morgan, Inc.	7.80%	8/1/2031	365	466,637
Total				14,738,851

Oil: Integrated Domestic 0.34%

Halliburton Co.	6.70%	9/15/2038	326	413,248
Halliburton Co.	7.45%	9/15/2039	772	1,055,951
National Oilwell Varco, Inc.	2.60%	12/1/2022	952	914,115
Oceaneering International, Inc.	4.65%	11/15/2024	1,546	1,573,069
Total				3,956,383

Real Estate Investment Trusts 0.67%

EPR Properties	4.75%	12/15/2026	888	897,024
EPR Properties	5.25%	7/15/2023	4,129	4,360,724
Omega Healthcare Investors, Inc.	5.875%	3/15/2024	2,533	2,612,065
Total				7,869,813

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND February 28, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Technology 0.68%

Alibaba Group Holding Ltd. (China)(b)	3.60%	11/28/2024	$1,950	$1,977,421
Amazon.com, Inc.	4.80%	12/5/2034	4,110	4,654,230
Baidu, Inc. (China)(b)	3.50%	11/28/2022	478	490,290
Tencent Holdings Ltd. (China)†(b)	3.375%	5/2/2019	900	922,004
Total				8,043,945

Telecommunications 0.83%

AT&T, Inc.	6.00%	8/15/2040	3,604	3,966,076
AT&T, Inc.	6.50%	9/1/2037	2,390	2,794,225
Ooredoo International Finance Ltd.†	3.75%	6/22/2026	900	898,443
Verizon Communications, Inc.†	4.812%	3/15/2039	864	858,494
Verizon Communications, Inc.	5.05%	3/15/2034	1,208	1,245,425
Total				9,762,663

Transportation: Miscellaneous 0.06%

Empresa de Transporte de Pasajeros Metro SA (Chile)†(b)	5.00%	1/25/2047	704	731,456

Utilities 0.21%

Aquarion Co.†	4.00%	8/15/2024	2,500	2,518,080
Total Corporate Bonds (cost $211,055,420)				215,341,738

FOREIGN GOVERNMENT OBLIGATIONS 1.77%

Bahamas 0.05%

Commonwealth of Bahamas†(b)	6.95%	11/20/2029	588	614,460

Bermuda 0.12%

Government of Bermuda†	3.717%	1/25/2027	1,400	1,351,462

Cayman Islands 0.07%

Cayman Islands Government†	5.95%	11/24/2019	700	770,000

Chile 0.13%

Republic of Chile(b)	3.125%	1/21/2026	1,513	1,540,234

Indonesia 0.25%

Republic of Indonesia†(b)	3.70%	1/8/2022	500	513,779

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND February 28, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Indonesia (continued)

Republic of Indonesia†(b)	4.35%	1/8/2027	$1,900	$1,974,147
Republic of Indonesia†(b)	5.875%	1/15/2024	400	455,288
Total				2,943,214

Lithuania 0.10%

Republic of Lithuania†(b)	7.375%	2/11/2020	1,060	1,207,001

Mexico 0.50%

United Mexican States(b)	4.00%	10/2/2023	5,780	5,933,170

Panama 0.10%

Republic of Panama(b)	4.00%	9/22/2024	768	807,168
Republic of Panama(b)	6.70%	1/26/2036	300	379,500
Total				1,186,668

Peru 0.05%

Republic of Peru(b)	4.125%	8/25/2027	520	564,850

Qatar 0.12%

State of Qatar†(b)	3.25%	6/2/2026	1,450	1,431,012

Saudi Arabia 0.16%

Saudi International Bond†(b)	3.25%	10/26/2026	1,900	1,840,625

Slovenia 0.04%

Republic of Slovenia†(b)	5.25%	2/18/2024	471	526,455

Trinidad And Tobago 0.02%

Republic of Trinidad & Tobago†(b)	4.375%	1/16/2024	200	203,374

Uruguay 0.06%

Republic of Uruguay PIK(b)	7.875%	1/15/2033	538	693,590
Total Foreign Government Obligations (cost $20,917,434)				20,806,115

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND February 28, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 0.97%

Federal Home Loan Mortgage Corp. Q001 XA IO	2.33%#	2/25/2032	$12,648	$2,119,327
Government National Mortgage Assoc. 2014-78 A	2.20%	4/16/2047	227	226,256
Government National Mortgage Assoc. 2015-47 AE	2.90%#	11/16/2055	4,642	4,641,592
Government National Mortgage Assoc. 2015-48 AS	2.90%#	2/16/2049	3,570	3,604,422
Government National Mortgage Assoc. 2015-73 AC	2.90%#	2/16/2053	812	821,476
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $11,626,240)				11,413,073

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 26.17%

Federal Home Loan Mortgage Corp.	0.75%	4/9/2018	33,259	33,166,507
Federal Home Loan Mortgage Corp.	0.875%	3/7/2018	18,239	18,224,044
Federal Home Loan Mortgage Corp.	3.50%	2/1/2046 - 3/1/2046	9,675	9,964,079
Federal Home Loan Mortgage Corp.	4.00%	12/1/2044	4,421	4,705,650
Federal Home Loan Mortgage Corp.	5.00%	11/1/2017 - 6/1/2026	1,609	1,693,373
Federal National Mortgage Assoc. (c)	3.00%	TBA	77,950	78,480,610
Federal National Mortgage Assoc.	3.50%	4/1/2043 - 4/1/2046	58,358	60,148,561
Federal National Mortgage Assoc.(c)	3.50%	TBA	22,300	22,860,984
Federal National Mortgage Assoc.	4.00%	10/1/2040 - 2/1/2045	17,435	18,427,402
Federal National Mortgage Assoc.(c)	4.00%	TBA	31,000	32,581,748
Federal National Mortgage Assoc.(c)	4.50%	TBA	20,000	21,493,749
Federal National Mortgage Assoc.	5.50%	9/1/2034 - 9/1/2036	5,669	6,362,605
Federal National Mortgage Assoc.	6.50%	1/1/2036	47	54,042
Total Government Sponsored Enterprises Pass-Throughs (cost $311,862,819)				308,163,354

MUNICIPAL BONDS 0.40%

Miscellaneous

Municipal Elec Auth of Georgia	7.055%	4/1/2057	1,675	1,944,708
North Texas Tollway Auth	8.91%	2/1/2030	1,797	2,094,799
Pennsylvania	5.35%	5/1/2030	650	702,936
Total Municipal Bonds (cost $4,510,049)				4,742,443

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 2.70%

Citigroup Commercial Mortgage Trust 2014-GC21 XA IO	1.27%#	5/10/2047	24,338	1,660,052
Citigroup Commercial Mortgage Trust 2016-GC36 D†	2.85%	2/10/2049	3,025	2,140,112

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND February 28, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Citigroup Commercial Mortgage Trust 2016-P3 D†	2.804	%#	4/15/2049	$709	$537,098
Citigroup Commercial Mortgage Trust 2016-P4 C	3.977	%#	7/10/2049	1,443	1,356,572
Commercial Mortgage Pass-Through Certificates 2014-CR19 XA IO	1.26	%#	8/10/2047	4,306	252,743
Commercial Mortgage Pass-Through Certificates 2014-UBS4 AM	3.968%		8/10/2047	250	255,641
Commercial Mortgage Pass-Through Certificates 2015-LC23 C	4.646	%#	10/10/2048	1,000	990,512
Commercial Mortgage Pass-Through Certificates 2015-LC23 D†	3.646	%#	10/10/2048	2,000	1,704,273
Commercial Mortgage Pass-Through Certificates 2015-PC1 B	4.441	%#	7/10/2050	620	621,577
Commercial Mortgage Pass-Through Certificates 2015-PC1 C	4.441	%#	7/10/2050	1,138	986,855
Commercial Mortgage Pass-Through Certificates 2015-PC1 D	4.441	%#	7/10/2050	1,471	1,122,757
Commercial Mortgage Pass-Through Certificates 2016-SAVA A†	2.49	%#	10/15/2034	2,925	2,945,111
CSAIL Commercial Mortgage Trust 2015-C2 C	4.211	%#	6/15/2057	325	310,466
DBWF Mortgage Trust 2015-LCM D†	3.421	%#	6/10/2034	895	783,147
GAHR Commercial Mortgage Trust 2015-NRF DFX†	3.382	%#	12/15/2034	953	963,580
GS Mortgage Securities Trust 2014-GC26 D†	4.511	%#	11/10/2047	403	336,536
GS Mortgage Securities Trust 2015-GC32 C	4.412	%#	7/10/2048	685	691,240
Hudsons Bay Simon JV Trust 2015-HB7 B7†	4.666%		8/5/2034	2,410	2,435,645
Hudsons Bay Simon JV Trust 2015-HB7 D7†	5.159	%#	8/5/2034	2,231	2,118,375
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 XA IO	1.189	%#	4/15/2047	4,758	167,603
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 XB IO	0.273	%#	4/15/2047	1,381	28,405
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C26 D†	3.926	%#	1/15/2048	387	318,764
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C30 C	4.31	%#	7/15/2048	1,130	1,042,806
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C31 C	4.618	%#	8/15/2048	2,075	1,968,279
Sequoia Mortgage Trust 2012-4 A3	2.069	%#	9/25/2042	677	653,576
SFAVE Commercial Mortgage Securities Trust 2015-5AVE A2B†	4.144	%#	1/5/2043	250	251,407
Wells Fargo Commercial Mortgage Trust 2015-C28 D	4.136	%#	5/15/2048	2,000	1,545,378
Wells Fargo Commercial Mortgage Trust 2016-C35 C	4.176	%#	7/15/2048	343	338,191
Wells Fargo Commercial Mortgage Trust 2016-NXS5 E†	4.882	%#	1/15/2059	1,524	1,162,139
WF-RBS Commercial Mortgage Trust 2014-C20 XA IO	1.168	%#	5/15/2047	9,524	525,387
WF-RBS Commercial Mortgage Trust 2014-C20 XB IO	0.572	%#	5/15/2047	1,909	73,847
WF-RBS Commercial Mortgage Trust 2014-C23 XA IO	0.687	%#	10/15/2057	24,481	848,976
WF-RBS Commercial Mortgage Trust 2014-C23 XB IO	0.307	%#	10/15/2057	36,416	672,651
Total Non-Agency Commercial Mortgage-Backed Securities (cost $31,640,593)					31,809,701

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND February 28, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
U.S. TREASURY OBLIGATIONS 38.27%

U.S. Treasury Bond	2.875%	11/15/2046	$66,025	$64,757,386
U.S. Treasury Inflation Indexed Bond(d)	0.625%	1/15/2026	24,244	24,870,389
U.S. Treasury Note	1.25%	11/15/2018	77,299	77,436,360
U.S. Treasury Note	1.25%	3/31/2021	6,264	6,137,129
U.S. Treasury Note	1.25%	10/31/2021	29,498	28,687,955
U.S. Treasury Note	1.375%	5/31/2021	36,305	35,677,468
U.S. Treasury Note	1.75%	10/31/2020	15,903	15,954,255
U.S. Treasury Note	1.875%	2/28/2022	73,682	73,670,506
U.S. Treasury Note	2.00%	12/31/2021	25,815	25,953,162
U.S. Treasury Note	2.125%	8/15/2021	49,604	50,208,574
U.S. Treasury Note	2.25%	2/15/2027	27,570	27,307,754
U.S. Treasury Note	2.625%	11/15/2020	19,350	20,014,402
Total U.S. Treasury Obligations (cost $452,121,264)				450,675,340
Total Long-Term Investments (cost $1,271,884,309)				1,271,350,931

SHORT-TERM INVESTMENT 5.31%

REPURCHASE AGREEMENT 5.31%

Repurchase Agreement dated 2/28/2017, 0.03% due 3/1/2017 with Fixed Income Clearing Corp. collateralized by $59,620,000 of U.S. Treasury Inflation Indexed Note at 0.125% due 4/15/2017; value: $63,758,761; proceeds: $62,503,505 (cost $62,503,453)			62,503	62,503,453
Total Investments in Securities 113.27% (cost $1,334,387,762)				1,333,854,384
Liabilities in Excess of Other Assets(e) (13.27%)				(156,215,146)
Net Assets 100.00%				1,177,639,238

IO	Interest Only.
PIK	Payment-in-kind.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at February 28, 2017.
~	Deferred interest debentures pay the stated rate, after which they pay a predetermined interest rate.
(a)	Securities purchased on a when-issued basis (See Note 2(f)).
(b)	Foreign security traded in U.S. dollars.
(c)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(d)	Treasury Inflation Protected Security. A U.S. Treasury Note or Bond that offers protection from inflation by paying a fixed rate of interest on principal amount that is adjusted for inflation based on the Consumer Price Index.
(e)	Liabilities in Excess of Other Assets include net unrealized appreciation/depreciation on futures contracts as follows:

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND February 28, 2017

Open Futures Contracts at February 28, 2017:

Type	Expiration	Contracts	Position	Notional Value	Unrealized Appreciation
U.S. 5-Year Treasury Note	June 2017	277	Long	$32,603,765	$34,144

Type	Expiration	Contracts	Position	Notional Value	Unrealized Depreciation
U.S. 2-Year Treasury Note	June 2017	98	Long	$21,207,813	$(26,196)

The following is a summary of the inputs used as of February 28, 2017 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3		Total
Asset-Backed Securities
Automobiles	$—	$129,047,145	$644,948	(4)	$129,692,093
Other	—	80,316,588	3,000,000	(4)	83,316,588
Remaining Industries	—	15,390,486	—		15,390,486
Corporate Bonds	—	215,341,738	—		215,341,738
Foreign Government Obligations	—	20,806,115	—		20,806,115
Government Sponsored Enterprises Collateralized Mortgage Obligations	—	11,413,073	—		11,413,073
Government Sponsored Enterprises Pass-Throughs	—	308,163,354	—		308,163,354
Municipal Bonds	—	4,742,443	—		4,742,443
Non-Agency Commercial Mortgage-Backed Securities	—	31,809,701	—		31,809,701
U.S. Treasury Obligations	—	450,675,340	—		450,675,340
Repurchase Agreement	—	62,503,453	—		62,503,453
Total	$—	$1,330,209,436	$3,644,948		$1,333,854,384
Other Financial Instruments
Futures Contracts
Assets	$34,144	$—	$—		$34,144
Liabilities	(26,196)	—	—		(26,196)
Total	$7,948	$—	$—		$7,948

(1)	Refer to Note 2(o) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.
(3)	There were no Level 1/Level 2 transfers during the period ended February 28, 2017.
(4)	Includes securities valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND February 28, 2017

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Asset-Backed Securities
Balance as of December 1, 2016	$3,708,486
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation/depreciation	—
Purchases	3,644,948
Sales	—
Net transfers in or out of Level 3	(3,708,486)
Balance as of February 28, 2017	$3,644,948
Net change in unrealized appreciation/depreciation for period ended February 28, 2017, related to Level 3 investments held at February 28, 2017	$—

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - CORE PLUS BOND FUND February 28, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 103.47%

ASSET-BACKED SECURITIES 21.16%

Automobiles 12.31%

AmeriCredit Automobile Receivables Trust 2013-1 C	1.57%	1/8/2019	$2	$1,564
AmeriCredit Automobile Receivables Trust 2014-1 B	1.68%	7/8/2019	48	48,052
AmeriCredit Automobile Receivables Trust 2014-2 A3	0.94%	2/8/2019	4	3,718
AmeriCredit Automobile Receivables Trust 2014-2 C	2.18%	6/8/2020	50	50,297
AmeriCredit Automobile Receivables Trust 2014-3 B	1.92%	11/8/2019	28	28,080
AmeriCredit Automobile Receivables Trust 2014-4 A3	1.27%	7/8/2019	13	13,318
AmeriCredit Automobile Receivables Trust 2016-2 A2A	1.42%	10/8/2019	5	5,397
AmeriCredit Automobile Receivables Trust 2016-4 A2A	1.34%	4/8/2020	11	10,997
BMW Vehicle Owner Trust 2013-A A4	1.12%	4/27/2020	2	2,343
California Republic Auto Receivables Trust 2014-3 B	2.66%	8/17/2020	9	9,089
California Republic Auto Receivables Trust 2015-2 B	2.53%	6/15/2021	43	42,967
California Republic Auto Receivables Trust 2015-4 A2†	1.60%	9/17/2018	5	4,805
California Republic Auto Receivables Trust 2015-4 A3†	2.04%	1/15/2020	25	25,093
California Republic Auto Receivables Trust 2015-4 B†	3.73%	11/15/2021	25	25,750
California Republic Auto Receivables Trust 2016-1 A3	1.89%	5/15/2020	54	54,144
California Republic Auto Receivables Trust 2016-2 A3	1.56%	7/15/2020	25	24,944
California Republic Auto Receivables Trust 2016-2 A4	1.83%	12/15/2021	21	20,836
CarMax Auto Owner Trust 2014-4 C	2.44%	11/16/2020	22	22,094
CarMax Auto Owner Trust 2016-1 A2A	1.30%	4/15/2019	9	9,466
CarMax Auto Owner Trust 2016-4 A2	1.21%	11/15/2019	9	8,983
Chrysler Capital Auto Receivables Trust 2014-BA A3†	1.27%	5/15/2019	10	10,351
Chrysler Capital Auto Receivables Trust 2016-AA A2†	1.47%	4/15/2019	8	7,514
Drive Auto Receivables Trust 2015-AA B†	2.28%	6/17/2019	20	19,998
Drive Auto Receivables Trust 2015-BA B†	2.12%	6/17/2019	11	11,027
Drive Auto Receivables Trust 2015-CA B†	2.23%	9/16/2019	2	1,519
Drive Auto Receivables Trust 2015-DA B†	2.59%	12/16/2019	41	41,489
Drive Auto Receivables Trust 2016-AA B†	3.17%	5/15/2020	15	15,087
Drive Auto Receivables Trust 2016-BA A2†	1.38%	8/15/2018	2	2,071
Drive Auto Receivables Trust 2016-BA A3†	1.67%	7/15/2019	21	21,021
Drive Auto Receivables Trust 2016-CA B†	2.37%	11/16/2020	7	7,016
Drive Auto Receivables Trust 2016-CA C†	3.02%	11/15/2021	18	18,217
Drive Auto Receivables Trust 2016-CA D†	4.18%	3/15/2024	4	4,077
Drive Auto Receivables Trust 2017-AA B†	2.51%	1/15/2021	11	11,018
Drive Auto Receivables Trust 2017-AA D†	4.16%	5/15/2024	11	11,231
Fifth Third Auto Trust 2014-3 A3	0.96%	3/15/2019	4	4,453
First Investors Auto Owner Trust 2016-2A A1†	1.53%	11/16/2020	12	11,894
Flagship Credit Auto Trust 2015-3 A†	2.38%	10/15/2020	26	25,964
Ford Credit Auto Owner Trust 2014-C A3	1.06%	5/15/2019	39	39,438

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE PLUS BOND FUND February 28, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)

Ford Credit Auto Owner Trust 2016-B A2A	1.08%	3/15/2019	$19	$18,544
Ford Credit Auto Owner Trust 2016-C A2A	1.04%	9/15/2019	19	18,954
Ford Credit Auto Owner Trust 2017-A B	2.24%	6/15/2022	22	21,979
Ford Credit Auto Owner Trust 2017-A C	2.41%	7/15/2023	13	12,990
Ford Credit Auto Owner Trust/Ford Credit 2017-1 B†	2.87%	8/15/2028	100	99,992
Foursight Capital Automobile Receivables Trust 2016-1 A2†	2.87%	10/15/2021	91	91,291
Honda Auto Receivables Owner Trust 2014-4 A3	0.99%	9/17/2018	10	10,382
Honda Auto Receivables Owner Trust 2015-1 A3	1.05%	10/15/2018	49	48,491
Honda Auto Receivables Owner Trust 2016-4 A2	1.04%	4/18/2019	18	17,953
Huntington Auto Trust 2016-1 A3	1.59%	11/16/2020	21	20,973
Hyundai Auto Receivables Trust 2013-B A4	1.01%	2/15/2019	1	1,447
Mercedes-Benz Auto Receivables Trust 2015-1 A3	1.34%	12/16/2019	13	12,997
Mercedes-Benz Auto Receivables Trust 2016-1 A2A	1.11%	3/15/2019	35	34,980
NextGear Floorplan Master Owner Trust 2015-2A A†	2.38%	10/15/2020	100	100,611
Santander Drive Auto Receivables Trust 2014-3 C	2.13%	8/17/2020	43	43,556
Santander Drive Auto Receivables Trust 2014-3 D	2.65%	8/17/2020	18	18,180
Santander Drive Auto Receivables Trust 2014-4 B	1.82%	5/15/2019	4	4,028
Santander Drive Auto Receivables Trust 2015-5 A3	1.58%	9/16/2019	10	10,499
Santander Drive Auto Receivables Trust 2016-2 A2A	1.38%	7/15/2019	7	6,855
Santander Drive Auto Receivables Trust 2016-3 A2	1.34%	11/15/2019	12	11,994
Santander Drive Auto Receivables Trust 2016-3 B	1.89%	6/15/2021	7	6,985
SunTrust Auto Receivables Trust 2015-1A A3†	1.42%	9/16/2019	48	48,043
TCF Auto Receivables Owner Trust 2015-1A D†	3.53%	3/15/2022	10	10,011
TCF Auto Receivables Owner Trust 2015-2A D†	4.24%	8/15/2022	10	10,137
TCF Auto Receivables Owner Trust 2016-1A A2†	1.39%	11/15/2019	23	22,985
TCF Auto Receivables Owner Trust 2016-PT1A B†	2.92%	10/17/2022	11	10,957
Toyota Auto Receivables Owner Trust 2016-B A2A	1.02%	10/15/2018	21	20,714
Total				1,411,850

Credit Cards 0.97%

American Express Credit Account Master Trust 2014-3 A	1.49%	4/15/2020	100	100,142
Capital One Multi-Asset Execution Trust 2014-A2	1.26%	1/15/2020	11	11,002
Total				111,144

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE PLUS BOND FUND February 28, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Other 7.88%

Ally Master Owner Trust 2012-5 A	1.54%	9/15/2019	$100	$100,109
Ally Master Owner Trust 2014-5 A2	1.60%	10/15/2019	59	59,068
Ascentium Equipment Receivables Trust 2016-2A A2†	1.46%	4/10/2019	7	6,991
CIFC Funding Ltd. 2014-5A A1R†	2.423%#	1/17/2027	250	250,038
CNH Equipment Trust 2014-C A3	1.05%	11/15/2019	20	20,196
Diamond Resorts Owner Trust 2015-2 A†	2.99%	5/22/2028	46	45,531
Engs Commercial Finance Trust 2015-1A A2†	2.31%	10/22/2021	56	55,565
Engs Commercial Finance Trust 2016-1A A1†	1.25%	11/22/2017	52	51,978
Ford Credit Floorplan Master Owner Trust A 2014-4 A1	1.40%	8/15/2019	21	21,012
Macquarie Equipment Funding Trust 2014-A A3†	1.23%	7/20/2021	33	32,994
NCF Dealer Floorplan Master Trust 2016-1A B†	6.279%#	3/21/2022	5	4,908
NextGear Floorplan Master Owner Trust 2015-1A A†	1.80%	7/15/2019	100	99,993
Wells Fargo Dealer Floorplan Master Note Trust 2012-2 A	1.529%#	4/22/2019	100	100,079
Wells Fargo Dealer Floorplan Master Note Trust 2014-1 A	1.159%#	7/20/2019	56	56,032
Total				904,494
Total Asset-Backed Securities (cost $2,423,803)				2,427,488

CORPORATE BONDS 34.82%

Air Transportation 0.10%

Air Canada (Canada)†(a)	7.75%	4/15/2021	10	11,275

Auto Parts: Original Equipment 0.26%

MPG Holdco I, Inc.	7.375%	10/15/2022	13	14,110
TI Group Automotive Systems LLC†	8.75%	7/15/2023	15	16,200
Total				30,310

Automotive 0.91%

Ford Motor Co.	7.45%	7/16/2031	40	50,813
General Motors Co.	6.60%	4/1/2036	46	54,062
Total				104,875

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE PLUS BOND FUND February 28, 2017

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Fair Value
Banks: Regional 6.26%

Bank of America Corp.	3.824%#	1/20/2028		$25	$25,245
Bank of America Corp.	4.00%	1/22/2025		7	7,060
Bank of America Corp.	4.45%	3/3/2026		8	8,313
Bank of America Corp.	6.50%#	—	(b)	56	61,232
Citigroup, Inc.	3.887%#	1/10/2028		24	24,202
Citigroup, Inc.	5.95%#	—	(b)	85	89,513
European Investment Bank (Luxembourg)(a)	1.00%	3/15/2018		152	151,647
European Investment Bank (Luxembourg)(a)	1.25%	5/15/2018		18	17,997
Goldman Sachs Group, Inc. (The)	6.75%	10/1/2037		42	52,572
JPMorgan Chase & Co.	2.273%#	10/24/2023		28	28,653
JPMorgan Chase & Co.	3.90%	7/15/2025		25	26,022
M&T Bank Corp.	5.125%#	—	(b)	21	20,921
Macquarie Bank Ltd. (Australia)†(a)	6.625%	4/7/2021		16	18,052
Morgan Stanley	3.875%	1/27/2026		9	9,192
Morgan Stanley	4.00%	7/23/2025		17	17,634
Popular, Inc.	7.00%	7/1/2019		20	21,000
Royal Bank of Scotland Group plc (United Kingdom)(a)	6.125%	12/15/2022		40	42,609
Santander UK plc (United Kingdom)(a)	7.95%	10/26/2029		30	37,403
Toronto-Dominion Bank (The) (Canada)(a)	3.625%#	9/15/2031		7	6,907
Wells Fargo Capital X	5.95%	12/15/2036		30	32,175
Westpac Banking Corp. (Australia)(a)	4.322%#	11/23/2031		20	20,232
Total					718,581

Biotechnology Research & Production 0.17%

Amgen, Inc.	6.40%	2/1/2039		16	19,960

Building Materials 0.17%

Standard Industries, Inc.†	5.50%	2/15/2023		7	7,297
Vulcan Materials Co.	7.15%	11/30/2037		10	12,125
Total					19,422

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE PLUS BOND FUND February 28, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Business Services 0.22%

Jaguar Holding Co. II/Pharmaceutical Product Development LLC†	6.375%	8/1/2023	$5	$5,394
Monitronics International, Inc.	9.125%	4/1/2020	20	20,000
Total				25,394

Chemicals 0.47%

Dow Chemical Co. (The)	9.40%	5/15/2039	10	16,138
GCP Applied Technologies, Inc.†	9.50%	2/1/2023	22	25,021
Hexion, Inc.†	10.375%	2/1/2022	7	7,245
Valvoline, Inc.†	5.50%	7/15/2024	5	5,288
Total				53,692

Coal 0.05%

Peabody Securities Finance Corp.†	6.00%	3/31/2022	2	2,045
Peabody Securities Finance Corp.†	6.375%	3/31/2025	3	3,067
Total				5,112

Computer Hardware 1.04%

Diamond 1 Finance Corp./Diamond 2 Finance Corp.†	6.02%	6/15/2026	65	71,598
Diamond 1 Finance Corp./Diamond 2 Finance Corp.†	7.125%	6/15/2024	7	7,739
Diamond 1 Finance Corp./Diamond 2 Finance Corp.†	8.10%	7/15/2036	14	17,714
Leidos, Inc.	7.125%	7/1/2032	20	21,671
Total				118,722

Computer Software 0.46%

Camelot Finance SA (Luxembourg)†(a)	7.875%	10/15/2024	4	4,270
MSCI, Inc.†	5.75%	8/15/2025	25	26,750
Solera LLC/Solera Finance, Inc.†	10.50%	3/1/2024	19	21,755
Total				52,775

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE PLUS BOND FUND February 28, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Construction/Homebuilding 0.18%

PulteGroup, Inc.	5.50%	3/1/2026	$20	$20,825

Containers 0.46%

Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA	5.75%	10/15/2020	35	36,094
Sealed Air Corp.†	5.50%	9/15/2025	15	16,050
Total				52,144

Drugs 0.13%

Mylan NV	3.95%	6/15/2026	15	14,680

Electric: Power 1.20%

Appalachian Power Co.	7.00%	4/1/2038	10	13,665
Cleco Corporate Holdings LLC†	3.743%	5/1/2026	15	14,906
Dominion Resources, Inc.	7.00%	6/15/2038	35	45,489
Exelon Generation Co. LLC	5.60%	6/15/2042	35	33,153
PPL Electric Utilities Corp.	5.20%	7/15/2041	6	7,021
Puget Sound Energy, Inc.	6.974%#	6/1/2067	25	22,938
Total				137,172

Electrical Equipment 0.13%

QUALCOMM, Inc.	4.65%	5/20/2035	14	14,813

Electrical: Household 0.15%
GrafTech International Ltd.	6.375%	11/15/2020	20	17,100

Electronics 0.23%
Jabil Circuit, Inc.	8.25%	3/15/2018	25	26,692

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE PLUS BOND FUND February 28, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Entertainment 0.15%

Eldorado Resorts, Inc.	7.00%	8/1/2023	$4	$4,265
Mohegan Tribal Gaming Authority†	7.875%	10/15/2024	13	13,375
Total				17,640

Financial Services 1.31%

Affiliated Managers Group, Inc.	3.50%	8/1/2025	4	3,917
Affiliated Managers Group, Inc.	4.25%	2/15/2024	6	6,188
CIT Group, Inc.	6.00%	4/1/2036	15	14,569
Discover Financial Services	4.10%	2/9/2027	26	26,244
Nationstar Mortgage LLC/Nationstar Capital Corp.	7.875%	10/1/2020	15	15,647
Navient Corp.	5.875%	3/25/2021	15	15,319
Navient Corp.	6.625%	7/26/2021	26	27,170
NFP Corp.†	9.00%	7/15/2021	15	15,916
OM Asset Management plc (United Kingdom)(a)	4.80%	7/27/2026	11	10,824
Scottrade Financial Services, Inc.†	6.125%	7/11/2021	13	14,703
Total				150,497

Food 0.32%

Kraft Heinz Foods Co.	6.875%	1/26/2039	20	25,327
Post Holdings, Inc.†	8.00%	7/15/2025	10	11,325
Total				36,652

Health Care Services 0.97%

Acadia Healthcare Co., Inc.	6.50%	3/1/2024	19	20,235
CHS/Community Health Systems, Inc.	8.00%	11/15/2019	25	24,562
Envision Healthcare Corp.	5.625%	7/15/2022	20	20,900
Fresenius Medical Care US Finance II, Inc.†	5.875%	1/31/2022	25	27,406
HCA, Inc.	7.50%	11/6/2033	15	16,388
MPH Acquisition Holdings LLC†	7.125%	6/1/2024	2	2,160
Total				111,651

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE PLUS BOND FUND February 28, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Household Equipment/Products 0.14%

Scotts Miracle-Gro Co. (The)	6.00%	10/15/2023	$15	$16,059

Insurance 0.99%

Lincoln National Corp.	6.30%	10/9/2037	4	4,802
Protective Life Corp.	8.45%	10/15/2039	25	35,014
Teachers Insurance & Annuity Association of America†	4.90%	9/15/2044	50	54,952
Trinity Acquistion plc (United Kingdom)(a)	4.40%	3/15/2026	14	14,357
Unum Group	5.75%	8/15/2042	4	4,522
Total				113,647

Leisure 0.44%

Carnival plc	7.875%	6/1/2027	10	12,991
Royal Caribbean Cruises Ltd.	7.50%	10/15/2027	30	37,125
Total				50,116

Lodging 0.52%

Caesar’s Growth Properties Holdings LLC/Caesar’s Growth Properties Finance, Inc.	9.375%	5/1/2022	20	21,700
MGM Resorts International	6.00%	3/15/2023	25	27,312
Sugarhouse HSP Gaming Prop. Mezz. LP/Sugarhouse HSP Gaming Finance Corp.†	6.375%	6/1/2021	10	10,150
Total				59,162

Machinery: Agricultural 0.08%

Reynolds American, Inc.	5.70%	8/15/2035	8	9,303

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE PLUS BOND FUND February 28, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Machinery: Industrial/Specialty 0.18%

Gardner Denver, Inc.†	6.875%	8/15/2021	$20	$20,700

Manufacturing 0.63%

Gates Global LLC/Gates Global Co.†	6.00%	7/15/2022	14	14,175
General Electric Co.	6.75%	3/15/2032	10	13,661
Koppers, Inc.†	6.00%	2/15/2025	4	4,170
Trinity Industries, Inc.	4.55%	10/1/2024	40	40,237
Total				72,243

Media 2.83%

21st Century Fox America, Inc.	6.90%	8/15/2039	45	57,894
AMC Networks, Inc.	4.75%	12/15/2022	20	20,250
Block Communications, Inc.†	6.875%	2/15/2025	18	19,082
Cablevision Systems Corp.	5.875%	9/15/2022	20	20,550
Charter Communications Operating LLC/Charter Communications Operating Capital	6.384%	10/23/2035	35	40,103
Cox Communications, Inc.†	8.375%	3/1/2039	12	15,033
Discovery Communications LLC	6.35%	6/1/2040	25	26,737
Nielsen Finance LLC/Nielsen Finance Co.†	5.00%	4/15/2022	20	20,650
Sirius XM Radio, Inc.†	6.00%	7/15/2024	20	21,350
Time Warner Cable, Inc.	6.55%	5/1/2037	53	61,400
Townsquare Media, Inc.†	6.50%	4/1/2023	10	9,862
WaveDivision Escrow LLC/WaveDivision Escrow Corp.†	8.125%	9/1/2020	11	11,454
Total				324,365

Metal Fabricating 0.04%

Grinding Media, Inc./MC Grinding Media Canada, Inc.†	7.375%	12/15/2023	4	4,290

Metals & Minerals: Miscellaneous 0.84%

Aleris International, Inc.†	9.50%	4/1/2021	11	11,823
Century Aluminum Co.†	7.50%	6/1/2021	20	20,450

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE PLUS BOND FUND February 28, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Metals & Minerals: Miscellaneous (continued)

Coeur Mining, Inc.	7.875%	2/1/2021	$2	$2,075
Glencore Finance Canada Ltd. (Canada)†(a)	6.00%	11/15/2041	20	22,254
Goldcorp, Inc. (Canada)(a)	5.45%	6/9/2044	9	9,803
HudBay Minerals, Inc. (Canada)†(a)	7.25%	1/15/2023	2	2,145
HudBay Minerals, Inc. (Canada)†(a)	7.625%	1/15/2025	3	3,292
Teck Resources Ltd. (Canada)(a)	4.75%	1/15/2022	23	24,006
Total				95,848

Oil 2.50%

Bill Barrett Corp.	7.00%	10/15/2022	15	14,963
Citgo Holding, Inc.†	10.75%	2/15/2020	10	10,900
CITGO Petroleum Corp.†	6.25%	8/15/2022	10	10,375
Continental Resources, Inc.	4.90%	6/1/2044	23	20,298
Denbury Resources, Inc.	5.50%	5/1/2022	23	19,090
EP Energy LLC/Everest Acquisition Finance, Inc.†	8.00%	11/29/2024	20	21,300
Helmerich & Payne International Drilling Co.	4.65%	3/15/2025	20	20,993
Hilcorp Energy I LP/Hilcorp Finance Co.†	5.00%	12/1/2024	15	14,438
Kerr-McGee Corp.	7.875%	9/15/2031	35	45,802
MEG Energy Corp. (Canada)(a)	6.375%	1/30/2023	25	22,312
Noble Holding International Ltd.	7.75%	1/15/2024	20	19,500
Oasis Petroleum, Inc.	6.875%	3/15/2022	17	17,377
Precision Drilling Corp. (Canada)†(a)	7.75%	12/15/2023	6	6,525
Range Resources Corp.	4.875%	5/15/2025	25	23,781
Sanchez Energy Corp.	6.125%	1/15/2023	20	19,300
Total				286,954

Oil: Crude Producers 2.50%

Enbridge Energy Partners LP	8.05%#	10/1/2037	15	14,700
Energy Transfer Partners LP	6.625%	10/15/2036	40	45,940
Energy Transfer Partners LP	7.50%	7/1/2038	8	9,776
Enterprise Products Operating LLC	5.75%	3/1/2035	20	22,727

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE PLUS BOND FUND February 28, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil: Crude Producers (continued)

Florida Gas Transmission Co. LLC†	4.35%	7/15/2025	$30	$31,305
Gulfstream Natural Gas System LLC†	4.60%	9/15/2025	25	26,507
Kinder Morgan Energy Partners LP	7.50%	11/15/2040	46	56,973
Kinder Morgan, Inc.	7.75%	1/15/2032	17	21,583
Rockies Express Pipeline LLC†	6.875%	4/15/2040	20	21,400
Sabine Pass Liquefaction LLC†	5.875%	6/30/2026	32	35,974
Total				286,885

Oil: Integrated Domestic 1.41%

FTS International, Inc.†	8.463%#	6/15/2020	23	23,719
National Oilwell Varco, Inc.	2.60%	12/1/2022	42	40,328
Oceaneering International, Inc.	4.65%	11/15/2024	40	40,700
Transocean Proteus Ltd.†	6.25%	12/1/2024	15	15,586
Trinidad Drilling Ltd. (Canada)†(a)	6.625%	2/15/2025	10	10,325
Weatherford International Ltd.	9.875%	3/1/2039	28	31,430
Total				162,088

Paper & Forest Products 0.11%

International Paper Co.	7.30%	11/15/2039	10	13,079

Real Estate Investment Trusts 2.08%

Alexandria Real Estate Equities, Inc.(c)	3.95%	1/15/2028	15	15,153
CBRE Services, Inc.	4.875%	3/1/2026	25	25,884
Communications Sales & Leasing, Inc./CSL Capital LLC	8.25%	10/15/2023	18	19,598
DuPont Fabros Technology LP	5.625%	6/15/2023	20	20,875
EPR Properties	4.75%	12/15/2026	15	15,152
EPR Properties	5.25%	7/15/2023	35	36,964
Equinix, Inc.	5.875%	1/15/2026	33	35,330
HCP, Inc.	3.40%	2/1/2025	25	24,451
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.†	5.625%	5/1/2024	5	5,300
VEREIT Operating Partnership LP	3.00%	2/6/2019	40	40,198
Total				238,905

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE PLUS BOND FUND February 28, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Retail 0.61%

CEC Entertainment, Inc.	8.00%	2/15/2022	$17	$17,977
Neiman Marcus Group Ltd. LLC†	8.00%	10/15/2021	6	3,795
New Albertson’s, Inc.	7.45%	8/1/2029	5	4,938
New Red Finance, Inc. (Canada)†(a)	6.00%	4/1/2022	5	5,226
PetSmart, Inc.†	7.125%	3/15/2023	20	19,675
Walgreens Boots Alliance, Inc.	4.50%	11/18/2034	18	18,330
Total				69,941

Retail: Specialty 0.05%

Revlon Consumer Products Corp.	6.25%	8/1/2024	6	6,180

Steel 0.03%

Cliffs Natural Resources, Inc.†	5.75%	3/1/2025	3	2,951

Technology 0.76%

Amazon.com, Inc.	4.80%	12/5/2034	40	45,297
Expedia, Inc.	5.00%	2/15/2026	10	10,560
Netflix, Inc.†	4.375%	11/15/2026	15	14,887
Netflix, Inc.	5.75%	3/1/2024	15	16,125
Total				86,869

Telecommunications 2.22%

AT&T, Inc.	6.00%	8/15/2040	113	124,352
Sprint Corp.	7.125%	6/15/2024	20	21,644
T-Mobile USA, Inc.	6.50%	1/15/2026	20	22,025
U.S. Cellular Corp.	6.70%	12/15/2033	30	30,399
Verizon Communications, Inc.†	4.812%	3/15/2039	8	7,949
Verizon Communications, Inc.†	5.012%	4/15/2049	37	36,430
Verizon Communications, Inc.	5.05%	3/15/2034	12	12,372
Total				255,171

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE PLUS BOND FUND February 28, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Transportation: Miscellaneous 0.30%

Florida East Coast Holdings Corp.†	6.75%	5/1/2019	$5	$5,150
Florida East Coast Holdings Corp.†	9.75%	5/1/2020	15	15,637
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc. (Greece)†(a)	8.125%	11/15/2021	15	13,538
Total				34,325

Utilities 0.22%

Aquarion Co.†	4.00%	8/15/2024	25	25,181
Total Corporate Bonds (cost $3,789,800)				3,994,246

FLOATING RATE LOANS(d) 0.16%

Food 0.04%

Amplify Snack Brands, Inc. Term Loan	6.50%	9/2/2023	5	4,875

Retail 0.12%

Belk, Inc. 1st Lien Closing Date Term Loan	5.76%	12/12/2022	6	5,132
J. Crew Group, Inc. Initial Term Loan	4.00%	3/5/2021	15	8,594
Total				13,726
Total Floating Rate Loans (cost $22,070)				18,601

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 14.70%

Federal Home Loan Mortgage Corp.	3.50%	2/1/2046 - 3/1/2046	80	82,301
Federal National Mortgage Assoc. (e)	3.00%	TBA	650	655,483
Federal National Mortgage Assoc.	3.50%	11/1/2045 - 4/1/2046	368	378,125
Federal National Mortgage Assoc.(e)	3.50%	TBA	90	92,264
Federal National Mortgage Assoc.(e)	4.00%	TBA	250	262,756
Federal National Mortgage Assoc.(e)	4.50%	TBA	200	214,937
Total Government Sponsored Enterprises Pass-Throughs (cost $1,712,290)				1,685,866

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE PLUS BOND FUND February 28, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
MUNICIPAL BONDS 0.30%

Miscellaneous

North Texas Tollway Auth	8.91%		2/1/2030	$25	$29,143
Pennsylvania	5.35%		5/1/2030	5	5,407
Total Municipal Bonds (cost $34,771)					34,550

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 9.69%

1345 Avenue of the Americas & Park Avenue Plaza Trust 2005-1 A3†	5.278%		8/10/2035	50	56,832
Banc of America Commercial Mortgage Trust 2007-2 AM	5.696	%#	4/10/2049	76	76,482
Banc of America Commercial Mortgage Trust 2007-3 AMF	5.317%		6/10/2049	60	60,138
BBCMS Trust 2015-SRCH A2†	4.197%		8/10/2035	100	108,254
Citigroup Commercial Mortgage Trust 2007-C6 AM	5.724	%#	12/10/2049	50	50,463
Citigroup Commercial Mortgage Trust 2016-P3 D†	2.804	%#	4/15/2049	10	7,576
Citigroup Commercial Mortgage Trust 2016-P4 C	3.977	%#	7/10/2049	12	11,281
Commercial Mortgage Pass-Through Certificates 2014-UBS2 AM	4.199%		3/10/2047	50	52,608
Commercial Mortgage Pass-Through Certificates 2014-UBS6 B	4.349	%#	12/10/2047	50	51,868
Commercial Mortgage Pass-Through Certificates 2015-PC1 B	4.441	%#	7/10/2050	50	50,127
Commercial Mortgage Pass-Through Certificates 2015-PC1 C	4.441	%#	7/10/2050	10	8,672
Commercial Mortgage Pass-Through Certificates 2015-PC1 D	4.441	%#	7/10/2050	100	76,326
Credit Suisse Mortgage Capital Certificates 2015-GLPB D†	3.811	%#	11/15/2034	100	97,825
GS Mortgage Securities Trust 2014-GC26 C	4.511	%#	11/10/2047	50	49,447
GS Mortgage Securities Trust 2014-GC26 D†	4.511	%#	11/10/2047	60	50,105
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C30 C	4.31	%#	7/15/2048	10	9,228
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C31 C	4.618	%#	8/15/2048	20	18,971
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WPT A†	2.22	%#	10/15/2033	30	30,318
Wachovia Bank Commercial Mortgage Trust 2006-C27 AM	5.795	%#	7/15/2045	14	14,159
Wells Fargo Commercial Mortgage Trust 2013-LC12 B	4.296	%#	7/15/2046	68	71,569
Wells Fargo Commercial Mortgage Trust 2015-C28 D	4.136	%#	5/15/2048	60	46,361
Wells Fargo Commercial Mortgage Trust 2016-C35 C	4.176	%#	7/15/2048	10	9,860
WF-RBS Commercial Mortgage Trust 2012-C8 C	4.897	%#	8/15/2045	50	51,995
WF-RBS Commercial Mortgage Trust 2013-C12 C	4.275	%#	3/15/2048	50	51,600
Total Non-Agency Commercial Mortgage-Backed Securities (cost $1,113,501)					1,112,065

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE PLUS BOND FUND February 28, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
U.S. TREASURY OBLIGATIONS 22.64%

U.S. Treasury Bond	2.875%	11/15/2046	$189	$185,371
U.S. Treasury Inflation Indexed Bond(f)	0.625%	1/15/2026	231	236,603
U.S. Treasury Note	1.25%	10/31/2021	206	200,343
U.S. Treasury Note	1.375%	6/30/2018	228	229,060
U.S. Treasury Note	1.375%	5/31/2021	227	223,076
U.S. Treasury Note	1.75%	10/31/2020	12	12,039
U.S. Treasury Note	1.875%	2/28/2022	663	662,897
U.S. Treasury Note	2.00%	12/31/2021	180	180,963
U.S. Treasury Note	2.125%	8/15/2021	314	317,827
U.S. Treasury Note	2.25%	2/15/2027	353	349,642
Total U.S. Treasury Obligations (cost $2,607,697)				2,597,821
Total Long-Term Investments (cost $11,703,932)				11,870,637

SHORT-TERM INVESTMENT 4.25%

REPURCHASE AGREEMENT

Repurchase Agreement dated 2/28/2017, 0.03% due 3/1/2017 with Fixed Income Clearing Corp. collateralized by $465,000 of U.S. Treasury Inflation Indexed Note at 0.125% due 4/15/2017; value: $497,280; proceeds: $487,456 (cost $487,455)			487	487,455
Total Investments in Securities 107.72% (cost $12,191,387)				12,358,092
Liabilities in Excess of Cash and Other Assets(g) (7.72%)				(885,617)
Net Assets 100.00%				$11,472,475

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at February 28, 2017.
(a)	Foreign security traded in U.S. dollars.
(b)	Security is perpetual in nature and has no stated maturity.
(c)	Securities purchased on a when-issued basis (See Note 2(f)).
(d)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at February 28, 2017.
(e)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(f)	Treasury Inflation Protected Security. A U.S. Treasury Note or Bond that offers protection from inflation by paying a fixed rate of interest on principal amount that is adjusted for inflation based on the Consumer Price Index.
(g)	Liabilities in Excess of Cash and Other Assets include net unrealized appreciation/depreciation on credit default swaps and futures contracts as follows:

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE PLUS BOND FUND February 28, 2017

Centrally Cleared Credit Default Swaps on Indexes - Buy Protection at February 28, 2017(1):

Referenced Index*	Fund Receives	Termination Date	Notional Amount	Fair Value(2)	Payments Upfront(3)	Unrealized Appreciation(4)
Markit CDX.NA.EM.S26(5)	1.00%	12/20/2021	$925,000	$877,920	$(50,890)	$3,810

*	The Referenced Index is for the Credit Default Swaps on Indexes, which is comprised of a basket of emerging market sovereign issuers. (See Note 2(q)).
(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or
(ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Fair value serves as the indicator of the current status of payment/performance risk.
(3)	Upfront payments received by Central Clearinghouse are presented net of amortization (See Note 2(n)).
(4)	Total unrealized appreciation on Credit Default Swaps on indexes amounted to $3,810. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $0.
(5)	Central Clearinghouse: Credit Suisse.

Credit Default Swaps on Indexes - Buy Protection at February 28, 2017(1):

Referenced Index	Fund Receives	Termination Date	Notional Amount	Fair Value(2)	Payments Upfront(3)	Unrealized Depreciation(4)	Credit Default Swap Agreements Receivable at Fair Value(5)
Markit CMBX.NA.AAA.9(7)(8)	.50%	9/17/2058	$780,000	$799,217	$45,879	$(26,662)	$19,217

Credit Default Swaps on Indexes - Sell Protection at February 28, 2017(1):

Referenced Index	Fund Receives	Termination Date	Notional Amount	Fair Value(2)	Payments Upfront(3)	Unrealized Appreciation(4)	Credit Default Swap Agreements Payable at Fair Value(5)
Markit CMBX.NA.AA.8(6)(7)	1.50%	10/17/2057	$200,000	$195,086	$(7,875)	$2,961	$(4,914)
Markit CMBX.NA.A.8(6)(7)	2.00%	10/17/2057	175,000	165,288	(10,445)	733	(9,712)
					$(18,320)	$3,694	$(14,626)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE PLUS BOND FUND February 28, 2017

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Fair value serves as the indicator of the current status of payment/performance risk.
(3)	Upfront payments received/paid are presented net of amortization (See Note 2(n)).
(4)	Total unrealized appreciation on Credit Default Swaps in Indexes amounted to $3,694. Total unrealized depreciation on Credit Default Swaps in Indexes amounted to $26,662.
(5)	Includes upfront payments received/paid.
(6)	The Referenced Index is for the Credit Default Swaps on Indexes, which is comprised of a basket of commercial mortgage-backed securities. (See Note 2(n)).
(7)	Swap Counterparty: Morgan Stanley.

Open Futures Contracts at February 28, 2017:

Type	Expiration	Contracts	Position	Notional Value	Unrealized Appreciation
U.S. Long Bond	June 2017	2	Short	$(303,313)	$559
U.S. 5-Year Treasury Note	June 2017	9	Long	1,059,328	1,109
U.S. 10-Year Treasury Note	June 2017	3	Short	$(373,734)	$34
Totals				$382,281	$1,702

Type	Expiration	Contracts	Position	Notional Value	Unrealized Depreciation
U.S. 2-Year Treasury Note	June 2017	1	Long	$216,406	$(267)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE PLUS BOND FUND February 28, 2017

The following is a summary of the inputs used as of February 28, 2017 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3		Total
Asset-Backed Securities
Automobiles	$—	$1,311,858	$99,992	(4)	$1,411,850
Remaining Industries	—	1,015,638	—		1,015,638
Corporate Bonds	—	3,994,246	—		3,994,246
Floating Rate Loans	—	18,601	—		18,601
Government Sponsored Enterprises Pass-Throughs	—	1,685,866	—		1,685,866
Municipal Bonds	—	34,550	—		34,550
Non-Agency Commercial Mortgage-Backed Securities	—	1,112,065	—		1,112,065
U.S. Treasury Obligations	—	2,597,821	—		2,597,821
Repurchase Agreement	—	487,455	—		487,455
Total	$—	$12,258,100	$99,992		$12,358,092
Other Financial Instruments
Centrally Cleared Credit Default Swaps
Assets	$—	$3,810	—		$3,810
Liabilities	—	—	—		—
Credit Default Swaps
Assets	—	19,217	—		19,217
Liabilities	—	(14,626)	—		(14,626)
Futures Contracts
Assets	1,702	—	—		1,702
Liabilities	(267)	—	—		(267)
Total	$1,435	$8,401	$—		$9,836

(1)	Refer to Note 2(o) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.
(3)	There were no Level 1/Level 2 transfers during the period ended February 28, 2017.
(4)	Includes securities valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT INVESTMENT TRUST - CORE PLUS BOND FUND February 28, 2017

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Asset-Backed Securities
Balance as of December 1, 2016	$339,592
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation/depreciation	—
Purchases	99,992
Sales	—
Net transfers in or out of Level 3	(339,592)
Balance as of February 28, 2017	$99,992
Net change in unrealized appreciation/depreciation for period ended February 28, 2017, related to Level 3 investments held at February 28, 2017	$—

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - DIVERSIFIED EQUITY STRATEGY FUND February 28, 2017

Investments	Shares	Fair Value (000)
INVESTMENTS IN UNDERLYING FUNDS(a) 100.13%

Lord Abbett Affiliated Fund, Inc.-Class I(b)	2,993,622	$48,257
Lord Abbett Developing Growth Fund, Inc.-Class I*(c)	537,098	11,875
Lord Abbett Securities Trust-Fundamental Equity Fund-Class I(b)	2,687,391	36,092
Lord Abbett Securities Trust-Growth Leaders Fund-Class I*(d)	1,473,813	36,108
Lord Abbett Research Fund, Inc.-Growth Opportunities Fund-Class I*(e)	1,676,116	36,053
Lord Abbett Securities Trust-International Core Equity Fund-Class I(f)	2,386,494	28,877
Lord Abbett Securities Trust-International Opportunities Fund-Class I(g)	1,124,704	19,075
Lord Abbett Securities Trust-Value Opportunities Fund-Class I(g)	1,170,019	24,138
Total Investments in Underlying Funds 100.13% (cost $227,153,511)		240,475
Liabilities in Excess of Other Assets (0.13)%		(317)
Net Assets 100.00%		$240,158

*	Non-income producing security.
(a)	Affiliated issuers (See Note 5).
(b)	Fund investment objective is long-term growth of capital and income without excessive fluctuations in market value.
(c)	Fund investment objective is long-term growth of capital through a diversified and actively managed portfolio consisting of developing growth companies, many of which are traded over the counter.
(d)	Fund investment objective is to seek capital appreciation.
(e)	Fund investment objective is capital appreciation.
(f)	Fund investment objective is to seek long-term capital appreciation.
(g)	Fund investment objective is long-term capital appreciation.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT INVESTMENT TRUST - DIVERSIFIED EQUITY STRATEGY FUND February 28, 2017

The following is a summary of the inputs used as of February 28, 2017 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Investments in Underlying Funds	$240,475	$—	$—	$240,475
Total	$240,475	$—	$—	$240,475

(1)	Refer to Note 2(o) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each investment strategy of Underlying Funds.
(3)	There were no Level 1/Level 2 transfers during the period ended February 28, 2017.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND February 28, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
LONG-TERM INVESTMENTS 97.42%

ASSET-BACKED SECURITIES 0.10%

Other

ALM V Ltd. 2012-5A CR†	4.924	%#	10/18/2027		$2,000	$2,027,621
Anchorage Capital CLO 9 Ltd. 2016-9A D†	4.951	%#	1/15/2029		2,000	2,005,148
Jay Park CLO Ltd. 2016-1A C†	4.661	%#	10/20/2027		2,200	2,206,014
KKR CLO Ltd. 15 D†	5.024	%#	10/18/2028		2,000	1,996,722
LCM XXII Ltd. 22A C†	4.88	%#	10/20/2028		2,500	2,515,246
Total Asset-Backed Securities (cost $10,501,709)						10,750,751

COMMON STOCKS 1.82%

				Shares (000)
Energy 0.06%

Templar Energy LLC Class A Units					747	5,975,444
Vistra Energy Corp.					327	490,498
Total						6,465,942

Exchange Traded Fund 1.76%

PowerShares Senior Loan Portfolio					8,419	196,740,345

Metals/Minerals 0.00%

Mirabela Nickel Ltd.*(a)				AUD	8,607	65,989
Total Common Stocks (cost $205,110,821)						203,272,276

				Principal Amount (000)
CORPORATE BONDS 6.59%

Aerospace 0.05%

Gol LuxCo SA (Luxembourg)†(b)	8.875%		1/24/2022		$6,000	5,490,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND February 28, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Chemicals 0.49%

Grupo Idesa SA de CV (Mexico)†(b)	7.875%	12/18/2020		$3,400	$3,067,480
Hexion, Inc.	6.625%	4/15/2020		5,465	5,109,775
Hexion, Inc.	8.875%	2/1/2018		3,410	3,415,115
Hexion, Inc.†	10.375%	2/1/2022		4,431	4,586,085
Rain CII Carbon LLC/CII Carbon Corp.†	8.25%	1/15/2021		9,500	9,808,750
Rain CII Carbon LLC/CII Carbon Corp.†(a)	8.50%	1/15/2021	EUR	5,900	6,513,101
TPC Group, Inc.†	8.75%	12/15/2020		$13,295	12,563,775
Tronox Finance LLC	6.375%	8/15/2020		9,760	9,979,600
Total					55,043,681

Consumer Non-Durables 0.14%

Nature’s Bounty Co. (The)†	7.625%	5/15/2021		7,180	7,601,825
NES Rentals Holdings, Inc.†	7.875%	5/1/2018		7,420	7,512,750
Total					15,114,575

Energy 1.42%

Bonanza Creek Energy, Inc.(c)	6.75%	4/15/2021		4,893	4,440,398
Calfrac Holdings LP†	7.50%	12/1/2020		14,920	13,838,300
Denbury Resources, Inc.	4.625%	7/15/2023		5,492	4,311,220
Denbury Resources, Inc.	5.50%	5/1/2022		11,206	9,300,980
Eclipse Resources Corp.	8.875%	7/15/2023		12,040	12,491,500
Ensco plc (United kingdom)(b)	5.20%	3/15/2025		7,657	6,814,730
EP Energy LLC/Everest Acquisition Finance, Inc.†	8.00%	2/15/2025		4,409	4,304,286
Forum Energy Technologies, Inc.	6.25%	10/1/2021		8,284	8,366,840
FTS International, Inc.	6.25%	5/1/2022		16,686	15,851,700
FTS International, Inc.†	8.463%#	6/15/2020		10,217	10,536,281
MEG Energy Corp. (Canada)†(b)	6.50%	1/15/2025		4,423	4,334,540
Noble Holding International Ltd.	7.75%	1/15/2024		27,558	26,869,050
Precision Drilling Corp. (Canada)(b)	5.25%	11/15/2024		5,486	5,458,570
Rowan Cos., Inc.	7.375%	6/15/2025		4,547	4,728,880
Sanchez Energy Corp.	6.125%	1/15/2023		10,946	10,562,890
Transocean Proteus Ltd.†	6.25%	12/1/2024		7,023	7,297,248
Unit Corp.	6.625%	5/15/2021		9,427	9,450,568
Total					158,957,981

Financial 0.19%

Grinding Media, Inc./MC Grinding Media Canada, Inc.†	7.375%	12/15/2023		4,019	4,310,378
Gulfmark Offshore, Inc.	6.375%	3/15/2022		7,575	4,734,375
NFP Corp.†	9.00%	7/15/2021		11,065	11,740,518
Total					20,785,271

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND February 28, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Food/Tobacco 0.10%

CEC Entertainment, Inc.	8.00%	2/15/2022	$6,772	$7,161,390
PF Chang’s China Bistro, Inc.†	10.25%	6/30/2020	4,040	4,040,000
Total				11,201,390

Gaming/Leisure 0.40%

Greektown Holdings LLC/Greektown Mothership Corp.†	8.875%	3/15/2019	5,040	5,304,600
Jacobs Entertainment, Inc.†	7.875%	2/1/2024	3,372	3,473,160
LTF Merger Sub, Inc.†	8.50%	6/15/2023	5,915	6,299,475
Mohegan Tribal Gaming Authority†	7.875%	10/15/2024	11,007	11,324,332
Scientific Games International, Inc.	10.00%	12/1/2022	7,325	7,801,125
Silversea Cruise Finance Ltd. (Bahamas)†(b)	7.25%	2/1/2025	6,064	6,352,040
Sugarhouse HSP Gaming Prop. Mezz. LP/Sugarhouse HSP Gaming Finance Corp.†	6.375%	6/1/2021	4,254	4,317,810
Total				44,872,542

Healthcare 0.23%

CHS/Community Health Systems, Inc.	8.00%	11/15/2019	12,475	12,256,687
Sterigenics-Nordion Topco LLC PIK†	8.125%	11/1/2021	8,394	8,666,805
Surgery Center Holdings, Inc.†	8.875%	4/15/2021	1,089	1,167,953
Team Health Holdings, Inc.†	6.375%	2/1/2025	3,290	3,281,775
Total				25,373,220

Housing 0.37%

Beazer Homes USA, Inc.†	8.75%	3/15/2022	9,401	10,222,459
Builders FirstSource, Inc.†	10.75%	8/15/2023	5,257	6,124,405
CPG Merger Sub LLC†	8.00%	10/1/2021	8,477	8,922,042
FBM Finance, Inc.†	8.25%	8/15/2021	4,881	5,248,051
K. Hovnanian Enterprises, Inc.†	7.25%	10/15/2020	7,315	7,186,988
William Lyon Homes, Inc.†	5.875%	1/31/2025	3,713	3,726,924
Total				41,430,869

Information Technology 0.14%

Donnelley Financial Solutions, Inc.†	8.25%	10/15/2024	8,150	8,476,000
Solera LLC/Solera Finance, Inc.†	10.50%	3/1/2024	6,355	7,276,475
Total				15,752,475

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND February 28, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Manufacturing 0.35%

Apex Tool Group LLC†	7.00%	2/1/2021	$11,248	$10,854,320
Brand Energy & Infrastructure Services, Inc.†	8.50%	12/1/2021	10,755	11,319,637
General Cable Corp.	5.75%	10/1/2022	6,230	6,136,550
Hillman Group, Inc. (The)†	6.375%	7/15/2022	6,906	6,681,555
Optimas OE Solutions Holding LLC/Optimas OE Solutions, Inc.†	8.625%	6/1/2021	4,995	4,645,350
Total				39,637,412

Media/Telecommunications 0.33%

Clear Channel Worldwide Holdings, Inc.	7.625%	3/15/2020	6,705	6,780,431
Communications Sales & Leasing, Inc./CSL Capital LLC†	7.125%	12/15/2024	3,270	3,376,275
CSC Holdings LLC†	10.875%	10/15/2025	3,465	4,183,987
FairPoint Communications, Inc.†	8.75%	8/15/2019	7,307	7,599,280
T-Mobile USA, Inc.	6.375%	3/1/2025	2,932	3,159,171
T-Mobile USA, Inc.	6.50%	1/15/2026	3,406	3,750,858
WaveDivision Escrow LLC/WaveDivision Escrow Corp.†	8.125%	9/1/2020	7,655	7,970,769
Total				36,820,771

Metals/Minerals 0.97%

AK Steel Corp.	7.625%	10/1/2021	3,913	4,079,303
Aleris International, Inc.†	9.50%	4/1/2021	11,794	12,676,191
Century Aluminum Co.†	7.50%	6/1/2021	11,863	12,129,917
Cliffs Natural Resources, Inc.†	5.75%	3/1/2025	2,917	2,868,870
Coeur Mining, Inc.	7.875%	2/1/2021	5,363	5,564,113
Constellium NV (Netherlands)†(b)	6.625%	3/1/2025	6,248	6,228,475
Ferroglobe plc/Globe Specialty Metals, Inc. (United kingdom)†(b)	9.375%	3/1/2022	7,118	7,473,900
GrafTech International Ltd.	6.375%	11/15/2020	11,065	9,460,575
Joseph T Ryerson & Son, Inc.†	11.00%	5/15/2022	7,543	8,429,303
Mirabela Nickel Ltd. (Australia)(b)	1.00%	9/10/2044	51	5
New Gold, Inc. (Canada)†(b)	6.25%	11/15/2022	7,012	7,134,710
Novelis Corp.†	5.875%	9/30/2026	9,774	10,079,437
Peabody Energy Corp.†(c)	10.00%	3/15/2022	10,230	8,618,371
TMS International Corp.†	7.625%	10/15/2021	5,904	5,948,280
Trinidad Drilling Ltd. (Canada)†(b)	6.625%	2/15/2025	5,674	5,858,405
Zekelman Industries, Inc.†	9.875%	6/15/2023	1,960	2,219,700
Total				108,769,555

Retail 0.05%

Jo-Ann Stores Holdings, Inc. PIK†	9.75%	10/15/2019	5,434	5,162,300

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND February 28, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Service 0.39%

Ashton Woods USA LLC/Ashton Woods Finance Co.†	6.875%	2/15/2021		$8,881	$8,903,203
Carlson Travel, Inc.†	6.75%	12/15/2023		4,615	4,845,750
Jurassic Holdings III, Inc.†	6.875%	2/15/2021		12,315	10,375,387
Monitronics International, Inc.	9.125%	4/1/2020		7,665	7,665,000
Vander Intermediate Holding II Corp. PIK†	9.75%	2/1/2019		12,299	12,359,470
Total					44,148,810

Transportation 0.90%

Dynagas LNG Partners LP/Dynagas Finance, Inc. (Greece)(b)	6.25%	10/30/2019		13,792	13,723,040
Eletson Holdings, Inc. (Greece)†(b)	9.625%	1/15/2022		13,212	11,329,290
Florida East Coast Holdings Corp.†	9.75%	5/1/2020		7,825	8,157,563
Golar LNG Partners LP (United kingdom)†(b)	7.289%#	5/15/2021		5,400	5,420,250
Hoegh LNG Holdings Ltd.(a)	6.06%#	2/1/2022	NOK	67,000	8,111,767
Kenan Advantage Group, Inc. (The)†	7.875%	7/31/2023		$8,621	8,965,840
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc. (Greece)†(b)	8.125%	11/15/2021		13,525	12,206,312
Navios South American Logistics, Inc./Navios Logistics Finance US, Inc. (Uruguay)†(b)	7.25%	5/1/2022		9,820	9,378,100
Stena International SA (Luxembourg)†(b)	5.75%	3/1/2024		12,000	10,830,000
Titan International, Inc.	6.875%	10/1/2020		12,230	12,627,475
Total					100,749,637

Utility 0.07%

Dynegy, Inc.	8.034%	2/2/2024		331	314,564
NSG Holdings LLC/NSG Holdings, Inc.†	7.75%	12/15/2025		2,575	2,803,633
Talen Energy Supply LLC	6.50%	6/1/2025		5,360	4,422,000
Total					7,540,197
Total Corporate Bonds (cost $703,336,197)					736,850,686

FLOATING RATE LOANS(d) 88.82%

Aerospace 3.28%

Air Canada Term Loan (Canada)(b)	3.755%	10/6/2023		26,493	26,766,275
Air Medical Group Holdings, Inc. 2016 Term Loan	4.25%	4/28/2022		18,321	18,383,637
Air Medical Group Holdings, Inc. Initial Term Loan	5.00%	4/28/2022		5,827	5,866,779
American Airlines, Inc. 2015 New Term Loan	3.278%	6/27/2020		32,473	32,680,378

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND February 28, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Aerospace (continued)

American Airlines, Inc. 2015 Term Loan	3.271%	10/10/2021		$26,195	$26,354,774
American Airlines, Inc. Replacement Term Loan B	3.281%	4/28/2023		19,482	19,599,282
American Airlines, Inc. Term Loan B	3.27%	12/14/2023		31,734	31,940,510
AWAS Finance Luxembourg 2012 S.A. Term Loan (Luxembourg)(b)	3.78%	7/16/2018		20,077	20,189,677
B/E Aerospace, Inc. Term Loan	3.94% - 4.04%	12/16/2021		20,000	20,131,200
Delta Air Lines, Inc. 2014 Term Loan B1	3.273%	10/18/2018		2,589	2,609,853
Gol LuxCo S.A. Term Loan (Luxembourg)(b)	6.50%	8/31/2020		22,177	22,814,589
Jazz Acquisition, Inc. 1st Lien Term Loan	4.50%	6/19/2021		23,323	22,681,442
TransDigm, Inc. Tranche C Term Loan	3.781% - 3.998%	2/28/2020		21,012	21,131,958
TransDigm, Inc. Tranche D Term Loan	3.781% - 3.998%	6/4/2021		6,416	6,451,811
TransDigm, Inc. Tranche E Term Loan	3.781% - 3.998%	5/14/2022		2,993	3,010,714
TransDigm, Inc. Tranche F Term Loan	3.781%	6/9/2023		22,689	22,838,853
United Air Lines, Inc. Class B Term Loan	3.281%	4/1/2019		25,709	25,876,894
United Air Lines, Inc. Class B1 Term Loan	3.52%	9/15/2021		6,753	6,809,710
WP CPP Holdings, LLC 1st Lien Term Loan B3	4.50% - 4.539%	12/28/2019		31,431	31,064,667
Total					367,203,003

Chemicals 3.32%

Avantor Performance Materials Holdings, Inc. 1st Lien Initial Term Loan	6.00%	6/21/2022		12,651	12,851,698
Chemours Company (The) Tranche B Term Loan	3.79%	5/12/2022		33,195	33,499,480
Cyanco Intermediate Corp. Term Loan	5.50%	5/1/2020		18,342	18,422,056
Huntsman International, LLC 2015 Extended Dollar Term Loan B	3.781%	4/19/2019		3,935	3,960,078
Huntsman International, LLC 2023 Term Loan B	3.781% - 3.842%	4/1/2023		44,509	45,084,517
Ineos Finance PLC Term Loan B(a)	— (e)	4/1/2024	EUR	13,904	14,810,684
Ineos US Finance LLC 2022 Dollar Term Loan	3.75%	12/15/2020		$3,900	3,924,259
Ineos US Finance LLC USD Term Loan	— (e)	4/1/2024		14,616	14,753,025
Kraton Polymers, LLC Replacement Term Loan	5.00%	1/6/2022		23,746	24,090,792
MacDermid, Inc. Tranche B4 Term Loan	5.00%	6/7/2023		22,085	22,369,229
MacDermid, Inc. Tranche B5 Term Loan	4.50%	6/7/2020		6,613	6,707,606
OXEA Finance & Cy S.C.A. 1st Lien Tranche B2 Term Loan	4.25%	1/15/2020		7,091	7,029,444
Phibro Animal Health Corp. Term Loan B	4.00%	4/16/2021		8,267	8,294,899
PolyOne Corp. Term Loan B2	3.03%	11/11/2022		11,721	11,823,755
PQ Corp. 1st Amendment Tranche B1 Term Loan	5.289%	11/4/2022		17,832	18,121,269
Tata Chemicals North America Term Loan	3.75%	8/7/2020		16,991	17,054,762
Tronox Pigments B.V. New Term Loan (Netherlands)(b)	4.50%	3/19/2020		31,746	32,026,119
Univar Inc. USA, Inc. Term Loan B2	3.608%	7/1/2022		35,830	36,016,301
Versum Materials, Inc. Term Loan	3.498%	9/29/2023		39,581	40,137,844
Total					370,977,817

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND February 28, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Consumer Durables 0.77%

Britax US Holdings, Inc. Initial Dollar Term Loan	4.50%	10/15/2020	$12,673	$10,702,325
G-III Apparel Group, Ltd. Initial Term Loan	6.25%	12/1/2022	15,071	14,970,694
Samsonite International S.A. Initial Tranche B Term Loan (Luxembourg)(b)	3.031%	8/1/2023	5,758	5,823,678
Serta Simmons Bedding, LLC 1st Lien Term Loan	4.538%	11/8/2023	27,386	27,547,845
Serta Simmons Holdings, LLC 2nd Lien Term Loan	9.038%	11/8/2024	26,599	27,214,102
Total				86,258,644

Consumer Non-Durables 1.06%

AI Aqua Merger Sub, Inc. Term Loan B1	5.00%	12/13/2023	17,739	18,060,519
Nature’s Bounty Co. (The) Dollar Term Loan B1	4.50%	5/5/2023	25,517	25,723,900
Prestige Brands, Inc. Term Loan B4	— (e)	1/26/2024	24,578	24,923,567
Revlon Consumer Products Corp. Initial Term Loan B	4.281%	9/7/2023	49,884	50,269,830
Total				118,977,816

Energy 5.02%

California Resources Corp. Term Loan	— (e)	9/24/2019	11,023	10,692,033
California Resources Corp. Term Loan	11.375%	12/31/2021	19,608	22,173,036
Chesapeake Energy Corp. Class Term Loan A	8.553%	8/23/2021	18,882	20,463,117
Chief Exploration & Development LLC 2nd Lien Term Loan	7.753%	5/16/2021	24,690	24,391,156
CITGO Holding, Inc. Term Loan	9.50%	5/12/2018	10,062	10,258,711
CITGO Petroleum Corp. Term Loan B	4.50%	7/29/2021	13,654	13,763,706
Drillships Ocean Ventures, Inc. Term Loan	— (e)	7/25/2021	15,031	14,008,892
EIF Channelview Cogeneration LLC Term Loan	4.25%	5/8/2020	19,926	19,129,113
EMG Utica LLC Term Loan	4.75%	3/27/2020	18,405	18,474,268
Energy Transfer Equity, L.P. Term Loan	3.529%	2/2/2024	46,590	46,789,249
Expro FinServices S.a r.l. Initial Term Loan (Luxembourg)(b)	5.75%	9/2/2021	37,498	30,646,894
Fieldwood Energy LLC 1st Lien FLLO Facility Term Loan	8.375%	9/30/2020	9,822	8,704,748
Fieldwood Energy LLC 2nd Lien Closing Date Term Loan	8.375%	9/30/2020	39,867	30,299,261
FTS International, Inc. Initial Term Loan	5.75%	4/16/2021	31,609	30,379,252
Gates Global LLC Initial Dollar Term Loan	4.25%	7/6/2021	18,347	18,387,521
Jonah Energy LLC 2nd Lien Initial Term Loan	7.50%	5/12/2021	18,122	17,714,408
Longview Power LLC Advance Term Loan B	7.00%	4/13/2021	11,352	10,159,842
MEG Energy Corp. (Canada) Initial Term Loan(b)	4.54%	12/31/2023	26,040	26,241,625
Moxie Patriot LLC Advanced Construction Term Loan B1	6.75%	12/19/2020	12,603	12,413,526
Preferred Proppants, LLC Term Loan	6.75%	7/27/2020	16,447	16,117,997
Preferred Proppants, LLC Term Loan B2	8.75%	7/27/2020	20,007	19,607,183
Seadrill Operating LP Initial Term Loan	4.00%	2/21/2021	47,575	35,867,276
Seventy Seven Operating LLC Term Loan	3.781%	6/25/2020	44,817	44,642,839
Talen Energy Supply, LLC Initial Term Loan	6.06%	12/6/2023	36,788	37,508,493
Weatherford International Ltd. Term Loan	3.09%	7/13/2020	22,749	22,436,191
Total				561,270,337

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND February 28, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Financial 2.98%

Acrisure, LLC 1st Lien Term Loan B	5.75%	11/22/2023	$2,943	$2,678,732
Alliant Holdings Intermediate LLC Initial Term Loan	4.503%	8/12/2022	35,940	36,330,682
Communications Sales & Leasing, Inc. Shortfall Term Loan	4.00%	10/24/2022	54,496	54,850,468
ExamWorks Group, Inc. Term Loan B1	4.25%	7/27/2023	6,882	6,967,775
Fly Funding II S.A.R.L Term Loan (Luxembourg)(b)	3.79%	2/9/2022	35,136	35,428,845
Freedom Mortgage Corp. Initial Term Loan	6.862%	2/23/2022	10,544	10,698,891
HUB International Ltd. Initial Term Loan	4.00% - 4.035%	10/2/2020	51,982	52,472,533
NFP Corp. Term Loan B	4.50%	1/8/2024	20,602	20,853,138
Ocwen Loan Servicing LLC Restatement Effective Date Term Loan	6.00%	12/7/2020	25,173	25,440,589
Park Intermediate Holdings, LLC Term Loan	— (e)	12/24/2021	38,453	38,741,398
Sedgwick Claims Management Services, Inc. 1st Lien Initial Term Loan	3.75%	3/1/2021	36,244	36,416,629
Sedgwick Claims Management Services, Inc. 2nd Lien Initial Term Loan	6.75%	2/28/2022	2,096	2,109,980
York Risk Services Holding Corp. Term Loan	4.75%	10/1/2021	10,910	10,678,223
Total				333,667,883

Food & Drug 1.49%

Albertsons, LLC 2016-1 Term Loan B6	4.302%	6/22/2023	32,986	33,503,880
Albertsons, LLC 2016-2 Term Loan B5	4.247%	12/21/2022	33,850	34,361,374
Moran Foods LLC Term Loan	7.00%	12/5/2023	24,518	24,395,410
Red Lobster Management LLC 1st Lien Initial Term Loan	6.25%	7/28/2021	17,767	18,033,233
Rite Aid Corp. 2nd Lien Tranche 1 Term Loan	5.75%	8/21/2020	21,425	21,548,194
Rite Aid Corp. 2nd Lien Tranche 2 Term Loan	4.875%	6/21/2021	18,501	18,608,716
Supervalu, Inc. Term Loan	5.50%	3/21/2019	15,891	16,047,056
Total				166,497,863

Food/Tobacco 1.26%

Amplify Snack Brands, Inc. Term Loan	6.50%	8/24/2023	29,231	28,573,048
Candy Intermediate Holdings, Inc. 1st Lien Initial Term Loan	5.50%	6/15/2023	19,523	19,693,720
CEC Entertainment, Inc. Term Loan B	4.00%	2/14/2021	6,556	6,546,936
Chobani, LLC 1st Lien Closing Date Term Loan	5.25%	10/7/2023	36,443	36,967,275
Constellation Brands, Inc. Term Loan (Canada)(b)	4.75%	12/15/2023	4,409	4,476,965
Hearthside Group Holdings, LLC 2017 Replacement Term Loan	4.00%	6/2/2021	6,692	6,742,167
Milk Specialties Company New Term Loan	5.00%	8/16/2023	5,841	5,897,320
US Foods, Inc. Initial Term Loan	3.531%	6/27/2023	31,121	31,552,629
Total				140,450,060

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND February 28, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Forest Products 1.61%

Berlin Packaging LLC 1st Lien Initial Term Loan	4.50%	10/1/2021	$8,234	$8,318,802
Berlin Packaging LLC 2nd Lien Initial Term Loan	7.75%	9/30/2022	8,885	9,011,267
Berry Plastics Group, Inc. Term Loan K	3.022%	2/8/2020	27,186	27,360,459
Berry Plastics Group, Inc. Term Loan L	3.022%	1/6/2021	15,758	15,857,786
Consolidated Container Co. LLC New Term Loan	5.00%	7/3/2019	20,091	20,125,079
Mauser Holding S.A.R.L. 1st Lien Initial Dollar Term Loan	4.50%	7/31/2021	16,645	16,696,694
Mauser Holding S.A.R.L. 2nd Lien Initial Term Loan	8.75%	7/31/2022	16,195	16,265,853
Ranpak Corp. 2nd Lien Initial Term Loan	8.25%	10/3/2022	132	127,380
Reynolds Group Holdings Inc. US Incremental Term Loan	3.781%	2/5/2023	34,865	35,198,257
SIG Combibloc Holdings S.C.A. Initial Dollar Term Loan	4.00%	3/13/2022	23,589	23,888,042
Signode Industrial Group LUX SA Initial Term Loan B	4.00%	5/1/2021	7,387	7,433,051
Total				180,282,670

Gaming/Leisure 6.61%

AMF Bowling Centers, Inc. 1st Lien Term Loan B	6.00%	9/19/2023	18,601	18,706,013
Boyd Gaming Corp. Term Loan B2	3.714%	9/15/2023	9,713	9,836,353
Caesar’s Entertainment Resort Properties LLC Term Loan B	7.00%	10/11/2020	56,578	57,191,218
Caesar’s Growth Properties Holdings LLC 1st Lien Term Loan B	6.25%	5/8/2021	31,409	31,670,678
Caesars Entertainment Operating Co. Term Loan B6	10.25%	3/1/2017	43,843	50,199,895
Caesars Entertainment Operating Co. Term Loan B7	12.25%	3/1/2017	9,759	11,762,279
CCM Merger, Inc. Term Loan	4.031%	8/8/2021	16,166	16,340,887
Cowlitz Tribal Gaming Authority Term Loan B	1.50%	12/4/2021	16,573	17,898,840
Equinox Holdings, Inc. 1st Lien Initial Term Loan	5.75%	1/31/2020	21,325	21,377,920
Equinox Holdings, Inc. 2nd Lien Initial Term Loan	1.25%	7/31/2020	15,000	15,187,500
ESH Hospitality, Inc. Initial Term Loan	3.781%	8/30/2023	21,429	21,614,120
Gateway Casinos & Entertainment Ltd. Tranche B1 Initial Term Loan (Canada)(b)	— (e)	2/22/2023	14,760	14,889,224
GLP Capital L.P. Closing Date Term Loan	2.522%	10/26/2018	6,604	6,571,378
GLP Financing, LLC Term Loan	2.527%	4/29/2021	60,500	59,942,492
Hilton Worldwide Finance, LLC Term Loan B2	3.278%	10/25/2023	24,543	24,706,643
Las Vegas Sands LLC Refinancing Term Loan	3.04%	12/19/2020	17,563	17,707,414
Life Time Fitness, Inc. 2017 Refinancing Term Loan	4.00%	6/10/2022	40,345	40,629,105
MGM Growth Prop. Operating Partnership LP Term Loan A	3.531%	4/23/2021	14,561	14,588,272
MGM Growth Prop. Operating Partnership LP Term Loan B	3.281%	4/25/2023	32,938	33,277,596
MGM National Harbor LLC Term Loan A	3.031%	1/28/2021	24,794	24,763,007
Mohegan Tribal Gaming Authority Term Loan A	5.031%	10/13/2021	20,222	20,322,620
Mohegan Tribal Gaming Authority Term Loan B	5.50%	10/13/2021	26,675	26,948,981
Penn National Gaming, Inc. Refinancing Facility Term Loan A	— (e)	1/19/2022	19,000	19,007,885
Penn National Gaming, Inc. Refinancing Term Loan B	3.281%	1/19/2024	5,898	5,956,980

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND February 28, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Gaming/Leisure (continued)

Pinnacle Entertainment, Inc. Facility Term Loan A	— (e)	4/28/2021	$14,917	$14,898,021
Pinnacle Entertainment, Inc. Facility Term Loan B	3.79%	4/28/2023	1,944	1,974,791
Scientific Games International, Inc. Initial Term Loan B3	4.771% - 4.846%	10/1/2021	26,154	26,600,557
Seminole Hard Rock Entertainment, Inc. Term Loan	3.748%	5/14/2020	17,336	17,469,106
Seminole Tribe of Florida Initial Term Loan	3.248%	4/29/2020	11,657	11,706,369
Station Casinos LLC Facility Term Loan A	3.28%	6/8/2021	25,696	25,889,070
Station Casinos LLC Facility Term Loan B	3.28%	6/8/2023	37,868	38,109,680
Travel Leaders Group, LLC Term Loan	6.028%	1/25/2024	13,107	13,311,797
Wynn America LLC Tranche A Facility Term Loan	— (e)	11/20/2020	8,500	8,469,868
Total				739,526,559

Healthcare 6.10%

Acadia Healthcare Co., Inc. Tranche B2 Term Loan	3.781%	2/16/2023	9,630	9,727,520
Albany Molecular Research, Inc. Term Loan	6.006%	7/16/2021	16,559	16,724,748
ATI Holdings Acquisition, Inc. 1st Lien Initial Term Loan	5.505%	5/10/2023	24,485	24,767,682
Catalent Pharma Solutions, Inc. Dollar Term Loan	3.75%	5/20/2021	7,457	7,558,255
Change Healthcare Holdings, Inc. Term Loan B2	3.75%	11/2/2018	34,567	34,658,302
CHG Healthcare Services Inc. 1st Lien Term Loan	4.75%	6/7/2023	38,736	39,302,431
CHS/Community Health Systems, Inc. 2019 Incremental Term Loan A	3.278% - 3.554%	1/25/2019	31,052	31,013,609
CHS/Community Health Systems, Inc. 2019 Incremental Term Loan G	3.75% - 3.804%	12/31/2019	18,716	18,590,122
CHS/Community Health Systems, Inc. 2021 Incremental Term Loan H	— (e)	1/27/2021	9,776	9,630,484
DPX Holdings B.V. 2015 Incremental Dollar Term Loan (Netherlands)(b)	4.25%	3/11/2021	15,319	15,414,438
Envision Healthcare Corp. Initial Term Loan	4.00%	12/1/2023	53,672	54,477,497
Explorer Holdings, Inc. Initital Term Loan	6.035%	5/2/2023	6,771	6,877,821
Genoa, a QoL Healthcare Co., LLC 1st Lien initial Term Loan	4.75%	10/28/2023	10,964	11,059,928
Grifols Worldwide Operations USA Ltd. Tranche B Term Loan	— (e)	1/31/2025	39,611	39,800,935
HCA Inc. Tranche B8 Term Loan	3.028% - 3.031%	2/15/2024	306	309,068
inVentiv Group Holdings, Inc. Initial Term Loan	4.804%	11/9/2023	12,230	12,334,138
Jaguar Holding Co. I Initial Term Loan	4.25%	8/18/2022	28,033	28,241,370
MultiPlan, Inc. Term Loan B	5.00%	6/7/2023	31,358	31,889,838
National Mentor Holdings, Inc. Tranche B Term Loan	4.25%	1/31/2021	15,485	15,530,907
NMSC Holdings, Inc. 1st Lien Initial Term Loan	6.00%	4/19/2023	2,634	2,670,618
NVA Holdings, Inc. 1st Lien Term Loan	4.75%	8/14/2021	13,619	13,726,356
NVA Holdings, Inc. 1st Lien Term Loan B2	— (e)	8/14/2021	6,706	6,789,577
NVA Holdings, Inc. 2nd Lien Term Loan	8.00%	8/14/2022	14,419	14,635,285
NVA Holdings, Inc.1st Lien Incremental Term Loan B1	5.50%	8/14/2021	1,840	1,844,165
Ortho-Clinical Diagnostics Holding Luxembourg S.A.R.L Initial Term Loan	4.75%	6/30/2021	49,805	49,449,818

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND February 28, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Healthcare (continued)

Packaging Coordinators Midco, Inc. Initial Term Loan	5.00%	6/30/2023	$13,581	$13,589,243
Quintiles IMS, Inc. Dollar Term Loan B	3.554%	3/17/2021	14,714	14,826,230
RPI Finance Trust Term Loan B5	3.498%	10/14/2022	15,583	15,779,143
Select Medical Corp. Tranche B Term Loan	— (e)	3/6/2024	25,583	25,694,926
Sterigenics-Nordion Holdings LLC Initial Term Loan	4.25%	5/15/2022	25,942	26,023,014
Surgery Center Holdings, Inc. 1st Lien Initial Term Loan	4.75%	11/3/2020	5,359	5,400,507
Surgical Care Affiliates, Inc. Incremental Term Loan	3.75%	3/17/2022	19,466	19,538,732
Valeant Pharmaceuticals International, Inc. Tranche A Term Loan A3 (Canada)(b)	4.54%	10/20/2018	45,031	45,146,951
Valeant Pharmaceuticals International, Inc. Tranche B Term Loan D2 (Canada)(b)	5.03%	2/13/2019	12,611	12,688,858
Valeant Pharmaceuticals International, Inc. Tranche B Term Loan E1 (Canada)(b)	5.28%	8/5/2020	6,083	6,127,671
Total				681,840,187

Housing 2.78%

American Builders & Contractors Supply Co. Restatement Effective Date Term Loan	3.531%	10/31/2023	39,107	39,498,430
Beazer Homes USA, Inc. 2nd Lien Credit Facility Term Loan	6.75%	3/11/2018	4,977	4,952,044
Builders FirstSource, Inc. Refinancing Term Loan	4.00%	2/29/2024	18,812	18,835,874
Cemex S.A.B. de C.V. Facility Term Loan C1 (Mexico)(b)	3.781%	7/23/2020	30,368	30,368,248
Cemex S.A.B. de C.V. Term Loan A (Mexico)(b)	3.781%	9/30/2019	16,000	15,940,000
CPG International, Inc. Term Loan	4.75%	9/30/2020	17,657	17,805,651
GYP Holdings III Corp. 1st Lien Incremental New Term Loan	4.539%	4/1/2021	18,907	19,060,333
HD Supply, Inc. Term Loan B1	3.748%	8/13/2021	6,694	6,752,491
HD Supply, Inc. Term Loan B2	3.748%	10/17/2023	16,519	16,674,053
Jeld-Wen Inc. Replacement Term Loan B2	4.75%	7/1/2022	1,768	1,784,250
LBM Holdings LLC 1st Lien Initial Term Loan	6.304%	8/20/2022	27,797	27,988,388
Realogy Group LLC Initial Term Loan A	2.773%	10/23/2020	47,026	47,025,750
Realogy Group LLC Initial Term Loan B	3.029%	7/20/2022	15,058	15,207,332
Summit Materials LLC Restatement Effective Date Term Loan	3.531% - 3.75%	7/17/2022	11,899	12,055,257
USIC Holdings, Inc. 1st Lien Initial Term Loan	4.75%	12/8/2023	24,669	24,884,881
Wilsonart LLC Tranche C Term Loan	4.50%	12/19/2023	11,776	11,874,094
Total				310,707,076

Information Technology 7.09%

Amaya Holdings B.V. 1st Lien Initial Term Loan B (Netherlands)(b)	5.00%	8/1/2021	49,765	49,908,823
Applied Systems, Inc. 1st Lien Initial Term Loan	4.00%	1/25/2021	5,519	5,567,297
Avaya, Inc. Replacement Term B6	6.532%	3/30/2018	16,171	12,959,278

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND February 28, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Information Technology (continued)

Avaya, Inc. Term Loan B7	6.282%	5/29/2020	$13,190	$10,596,604
BMC Software Finance, Inc. Initial US Term Loan	5.00%	9/10/2020	18,994	19,121,324
Camelot UK Aquisition 1 Co. Initial Term Loan (United Kingdom)(b)	4.75%	10/3/2023	50,600	51,258,947
Cavium, Inc. Initial Term Loan B	3.781%	8/16/2022	10,245	10,351,185
CDW LLC Term Loan	3.00%	8/17/2023	45,511	45,788,883
Dell International LLC Facility B2	3.35%	9/7/2023	28,588	28,814,342
Dell International LLC Term Loan A1	2.79%	12/31/2018	3,693	3,700,907
Dell International LLC Term Loan A2	3.04%	9/7/2021	147,856	148,354,839
Dell International LLC Term Loan B	4.02% - 4.04%	9/7/2023	11,375	11,465,754
Donnelley Financial Solutions, Inc. Term Loan B	5.00%	9/30/2023	8,385	8,477,095
Epicor Software Corp. Incremental Term Loan	5.00%	6/1/2022	10,047	10,103,446
Epicor Software Corp. Term Loan B	4.75%	6/1/2022	21,087	21,181,812
Equinix, Inc. Dollar Term Loan B	3.281%	1/6/2023	4,856	4,929,147
EZE Software Group LLC 1st Lien Term Loan B2	4.00%	4/6/2020	22,596	22,690,501
EZE Software Group LLC 2nd Lien New Term Loan	7.50%	4/5/2021	5,319	5,281,677
Hyland Software, Inc. 1st Lien Term Loan	4.031%	7/1/2022	4,426	4,495,156
Infinity Acquisition LLC Initial Term Loan	4.25%	8/6/2021	15,944	15,685,269
Infor (US), Inc. Tranche B6 Term Loan	3.75%	2/1/2022	16,662	16,705,354
Ivanti Software, Inc. 1st Lien Term Loan	5.25%	1/20/2024	6,882	6,932,376
Kronos, Inc. 1st Lien Initial Term Loan	5.00% - 5.034%	11/1/2023	24,331	24,655,332
Kronos, Inc. 2nd Lien Initial Term Loan	9.284%	11/1/2024	5,875	6,094,255
Meter Reading Holdings, LLC 1st Lien Initial Term Loan	6.804%	8/29/2023	13,684	14,025,798
Micron Technology, Inc. Term Loan	4.54%	4/26/2022	4,194	4,256,922
MTS Systems Corp. Tranche B Term Loan	5.03%	7/5/2023	12,156	12,330,271
Oberthur Technologies S.A. (France) US Facility Term Loan B1(b)	4.701%	12/15/2023	5,623	5,687,710
ON Semiconductor Corp. 2016 Replacement Term Loan	4.031%	3/31/2023	38,928	39,376,696
Optiv Security, Inc. 1st Lien Initial Term Loan	4.25%	2/1/2024	10,813	10,900,856
Optiv Security, Inc. 2nd Lien Initial Term Loan	8.25%	1/31/2025	5,944	6,040,590
Quest Software US Holdings, Inc. 1st Lien Initial Term Loan	7.00%	10/31/2022	21,468	21,872,978
RP Crown Parent, LLC Initial Term Loan	4.50%	10/12/2023	16,131	16,315,055
Science Applications International Corp. Tranche B Incremental Term Loan	3.563%	5/4/2022	20,584	20,828,131
SolarWinds, Inc. 2017 Refinancing Term Loan	4.50%	2/3/2023	40,026	40,179,049
Sophia, L.P. Term Loan B	4.25%	9/30/2022	23,960	24,080,157
TierPoint, LLC 1st Lien Term Loan B1	5.50%	12/2/2021	19,245	19,370,951
Vencore, Inc. 1st Lien Initial Term Loan	5.75%	11/23/2019	10,666	10,803,973
Vencore, Inc. 2nd Lien Term Loan	9.75%	5/23/2020	1,960	1,973,877
Total				793,162,617

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND February 28, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Manufacturing 5.20%

Accudyne Industries Borrower S.C.A./Accudyne Industries, LLC Refinancing Term Loan	4.00%	12/13/2019	$52,380	$50,153,547
Alison Bidco S.A.R.L. 1st Lien Initial Dollar Term Loan B2 (Luxembourg)(b)	5.25%	8/29/2021	6,735	6,749,376
Alison US LLC 1st Lien Initial Dollar Term Loan B1 (Luxembourg)(b)	5.25%	8/29/2021	6,735	6,749,376
Alison US LLC 2nd Lien Initial Term Loan	9.554%	8/29/2022	13,706	13,614,581
Apex Tool Group LLC Term Loan	4.50%	1/31/2020	28,453	28,287,412
Beacon Roofing Supply, Inc. Initial Term Loan	3.713%	10/1/2022	8,754	8,817,243
CH Hold Corp. 1st Lien Initial Term Loan	4.00%	2/1/2024	13,410	13,569,612
CH Hold Corp. 2nd Lien Initial Term Loan	8.25%	2/3/2025	2,625	2,677,500
Crosby US Acquisition Corp. 1st Lien Initial Term Loan	4.052%	11/23/2020	36,589	33,776,807
Dayco Products LLC Term Loan	5.304%	12/12/2019	15,733	15,871,017
Duke Finance, LLC 1st Lien Term Loan B	6.00%	2/21/2024	12,807	12,919,061
Electrical Components International, Inc. Term Loan	5.75%	5/28/2021	20,765	21,024,611
Excelitas Technologies Corp. Term Loan B	6.00%	11/2/2020	29,151	28,877,288
Forterra Finance LLC Sr. Lien Term Loan	4.50%	10/25/2023	23,458	23,754,367
FPC Holdings, Inc. 1st Lien Initial Term Loan	5.25%	11/19/2019	24,417	23,110,982
FPC Holdings, Inc. 2nd Lien Initial Term Loan	9.25%	5/19/2020	25,388	22,643,379
Gardner Denver, Inc. Initial Dollar Term Loan	4.25% - 4.568%	7/30/2020	14,761	14,755,142
Hudson Products Holdings, Inc. Term Loan	5.00%	3/15/2019	29,799	28,830,619
Husky Injection Molding Systems Ltd. New Term Loan (Canada)(b)	4.25%	6/30/2021	38,757	39,055,210
LTI Holdings, Inc. 1st Lien Initial Term Loan	5.25%	4/16/2022	23,443	23,442,502
Manitowoc Foodservice, Inc. Term Loan B	5.75%	3/3/2023	13,729	13,874,706
Milacron LLC Term Loan B	3.781%	6/20/2023	21,632	21,774,014
MWI Holdings, Inc. 1st Lien Initial Term Loan	6.50%	6/23/2020	18,637	18,800,002
Plaze, Inc. Term Loan	5.25%	7/31/2022	12,183	12,282,063
Ply Gem Industries, Inc. Term Loan	4.00%	2/1/2021	7,474	7,527,898
Rexnord LLC	3.75% - 3.793%	8/21/2023	39,006	39,283,222
Unifrax Holding Co. Dollar Term Loan	4.25%	11/28/2018	19,950	19,968,750
UTEX Industries Inc. 1st Lien Initial Term Loan	— (e)	5/22/2021	31,270	29,714,490
Total				581,904,777

Media/Telecommunications 12.14%

Altice US Finance I Corp. 2016 Refinancing Term Loan (Luxembourg)(b)	3.781%	1/15/2025	4,856	4,918,026
AMC Entertainment, Inc. 2016 Incremental Term Loan	3.528%	12/15/2023	9,795	9,917,437
AMC Entertainment, Inc. Initial Term Loan	3.521%	12/15/2022	11,601	11,747,626
Cengage Learning Acquisitions, Inc. 2016 Refinancing Term Loan	5.25%	6/7/2023	12,507	11,861,747

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND February 28, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Media/Telecommunications (continued)

Charter Communications Operating, LLC Term Loan F1	2.79%	1/3/2021	$21,862	$21,989,322
Charter Communications Operating, LLC Term Loan A1	2.54%	5/18/2021	12,223	12,251,178
Charter Communications Operating, LLC Term Loan E1	2.79%	7/1/2020	52,329	52,641,729
Charter Communications Operating, LLC Term Loan I1	3.04%	1/15/2024	18,526	18,667,948
Consolidated Communications, Inc. 2016 Incremental Term Loan	— (e)	10/5/2023	29,446	29,679,948
Consolidated Communications, Inc. Initial Term Loan	4.00%	10/5/2023	16,591	16,723,236
CSC Holdings, LLC 2016 Extended Term Loan	3.772%	10/11/2024	37,318	37,769,118
Delta 2 (Lux) S.A.R.L. 2nd Lien Facility Term Loan (Luxembourg)(b)	8.068%	7/31/2022	15,936	16,028,106
Delta 2 (Lux) S.A.R.L. USD Facility Term Loan B3 (Luxembourg)(b)	4.568%	7/30/2021	33,963	34,113,635
DH Publishing L.P. Term Loan B4	3.527%	8/22/2022	18,929	19,052,975
Fairpoint Communications, Inc. Term Loan	7.50%	2/14/2019	12,629	12,802,624
Frontier Communications Corp. Initial Term Loan	3.54%	3/31/2021	11,207	10,944,485
Getty Images, Inc. Initial Term Loan	4.75%	10/18/2019	33,653	30,077,347
iHeart Communications, Inc. Tranche E Term Loan	8.281%	7/30/2019	92,279	80,282,382
Intelsat Jackson Holdings SA Tranche B2 Term Loan (Luxembourg)(b)	3.75%	6/30/2019	47,582	47,393,063
Level 3 Financing Inc. 2024 Tranche B Term Loan	3.029%	2/22/2024	78,728	79,191,708
Lions Gate Entertainment Corp. Term Loan A (Canada)(b)	3.273%	12/8/2021	20,000	20,062,500
Lions Gate Entertainment Corp. Term Loan B (Canada)(b)	3.773%	12/8/2023	22,061	22,277,989
LTS Buyer LLC 1st Lien Term Loan B	4.248%	4/13/2020	10,286	10,397,556
Mediacom Illinois, LLC Tranche K Term Loan	3.00%	2/15/2024	6,882	6,925,012
Mission Broadcasting, Inc. Term Loan B	3.772%	1/17/2024	3,599	3,659,456
Nexstar Broadcasting, Inc. Term Loan	3.772%	1/17/2024	37,896	38,535,364
Radiate Holdco, LLC Closing Date Term Loan	3.781%	2/1/2024	43,795	44,206,027
Regal Cinemas Corporation Refinancing Term Loan	3.281%	4/1/2022	38,532	38,962,805
Salem Media Group Term Loan	— (e)	3/16/2020	10,262	10,043,625
SBA Senior Finance II LLC Incremental Tranche B1 Term Loan	3.04%	3/24/2021	39,379	39,600,099
Sinclair Television Group Inc. Tranche B Term Loan	3.04%	1/3/2024	36,838	36,953,490
Sprint Communications, Inc. Initial Term Loan	3.313%	2/2/2024	88,513	88,797,569
Syniverse Holdings, Inc. Initial Term Loan	4.039%	4/23/2019	6,855	6,286,035
Telenet Financing USD LLC Facility Term Loan AF (Luxemburg)(b)	3.77%	1/31/2025	13,549	13,690,113
Telesat Canada Term Loan B4 (Canada)(b)	3.85%	11/17/2023	26,919	27,255,017
Townsquare Media, Inc. Additional Term Loan B	4.00%	4/1/2022	19,965	20,115,161
Tribune Media Co. Term Loan B	3.781%	12/27/2020	11,894	11,912,361
UFC Holdings, LLC 1st Lien Term Loan	4.25%	8/18/2023	30,251	30,510,586
UFC Holdings, LLC 2nd Lien Term Loan	8.50%	8/18/2024	9,761	10,053,830
Univision Communications, Inc. 2013 Incremental Term Loan	4.00%	3/1/2020	5,000	5,023,275

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND February 28, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Media/Telecommunications (continued)

Univision Communications, Inc. Replacement 1st Lien Term Loan C4	4.00%	3/1/2020		$62,248	$62,568,040
UPC Financing Partnership Facility Term Loan AP	3.52%	4/15/2025		37,675	37,844,537
Virgin Media Bristol LLC Facility Term Loan I (United Kingdom)(b)	3.52%	1/31/2025		47,245	47,503,768
Virgin Media SFA Finance Ltd. Facility Term Loan J(a)	3.827%	1/31/2026	GBP	12,710	15,952,339
WaveDivision Holdings LLC Initial Term Loan	3.60% - 3.79%	10/15/2019		$14,829	14,925,581
Windstream Service LLC 2016 Tranche B6 Term Loan	4.78%	3/29/2021		16,000	16,167,501
Windstream Service LLC Delayed Draw Term Loan	— (e)	3/29/2021		8,087	8,140,900
Windstream Services, LLC Tranche B7 Term Loan	4.03%	2/17/2024		11,470	11,484,775
Zayo Group, LLC 2017 Refinancing Incremental Term Loan B2	3.50%	1/19/2024		33,508	33,876,086
Ziggo Secured Finance Partnership Facility Term Loan E	— (e)	4/15/2025		64,862	65,162,863
Total					1,356,947,900

Metals/Minerals 3.61%

Atkore International, Inc. 1st Lien Initial Incremental Term Loan	4.00%	12/22/2023		21,814	22,046,028
Dynacast International LLC 1st Lien Term Loan B1	4.50%	1/28/2022		12,777	12,936,577
Dynacast International LLC 2nd Lien Initial Term Loan	9.50%	1/30/2023		9,363	9,292,691
Fairmount Santrol, Inc. Extended Term Loan	4.50%	9/5/2019		2,200	2,165,097
Fairmount Santrol, Inc. Tranche B2 New Term Loan	4.50%	9/5/2019		43,298	42,831,062
FMG Resources Pty Ltd. Term Loan (Australia)(b)	3.75%	6/30/2019		58,658	59,091,346
Foresight Energy, LLC Term Loan	6.50%	8/21/2020		9,024	9,024,032
Harsco Corp. Initial Term Loan	6.00%	11/2/2023		25,436	26,056,015
Hi-Crush Partners LP Advance Term Loan	4.75%	4/28/2021		23,254	22,803,891
Murray Energy Corp. Term Loan B2	8.25%	4/16/2020		34,004	33,643,153
Murray Energy Corp. Term Loan B3	8.75%	4/17/2020		6,856	6,759,605
Oxbow Carbon LLC 2013 Tranche Term Loan B	4.25%	7/19/2019		7,545	7,594,914
Oxbow Carbon LLC 2nd Lien Initial Term Loan	8.00%	1/17/2020		16,594	16,666,599
Peabody Energy Corp. 1st Lien Exit Term Loan	— (e)	3/31/2022		19,677	19,904,466
Peabody Energy Corp. Term Loan	4.25%	9/24/2020		30,377	30,806,683
TMS International Corp. Term Loan B	4.557%	10/16/2020		13,302	13,369,002
U.S. Silica Co. Initial Incremental Term Loan	4.50%	7/23/2020		20,483	20,521,969
U.S. Silica Co. Term Loan	4.00%	7/23/2020		25,992	26,000,628
Zekelman Industries, Inc. Term Loan	4.788%	6/14/2021		21,960	22,220,684
Total					403,734,442

Retail 6.23%

84 Lumber Co. Initial Term Loan	6.75%	10/4/2023		21,313	21,499,489
Academy, Ltd. Initial Term Loan	5.00% - 5.039%	7/1/2022		34,213	27,370,510

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND February 28, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Retail (continued)

Bass Pro Group LLC 2015 New Term Loan	4.023%	6/5/2020	$3,149	$3,030,761
Bass Pro Group, LLC Initial Term Loan	5.97%	12/15/2023	55,847	53,764,465
Belk, Inc. 1st Lien Closing Date Term Loan	5.76%	12/12/2022	30,411	26,077,645
BJ’s Wholesale Club, Inc. 1st Lien Tranche B Term Loan	4.75%	2/3/2024	41,796	41,555,882
BJ’s Wholesale Club, Inc. 2nd Lien Initial Term Loan	8.50%	2/3/2025	19,668	19,709,008
Burlington Coat Factory Warehouse Corp. Term Loan B4	3.53%	8/13/2021	41,150	41,026,490
Comfort Holding, LLC 1st Lien Term Loan	5.75%	2/5/2024	19,213	19,303,109
Gymboree Corp. (The) Term Loan	5.00%	2/23/2018	11,196	6,296,351
Harbor Freight Tools USA, Inc. 2016 Initial Term Loan	3.778%	8/18/2023	53,732	53,869,477
Hudson’s Bay Co. Initial Term Loan(Canada)(b)	4.25%	9/30/2022	7,050	6,941,324
J. Crew Group, Inc. Initial Term Loan	4.00%	3/5/2021	9,856	5,689,322
J.C. Penney Corp., Inc. 2016 Term Loan	5.304%	6/23/2023	14,462	14,320,115
Jo-Ann Stores, LLC Initial Term Loan	6.256%	10/20/2023	23,554	23,387,205
Kate Spade & Co. Initial Term Loan	4.00%	4/10/2021	23,820	23,909,160
Lands’ End, Inc. Initial Term Loan B	4.25%	4/4/2021	7,921	5,988,433
Men’s Wearhouse, Inc. (The) Tranche B Term Loan	4.50% - 4.563%	6/18/2021	36,602	35,896,931
Michaels Stores, Inc. 2016 Replacement New Term Loan B1	3.75%	1/30/2023	31,389	31,358,019
Neiman Marcus Group, Inc. (The) Other Term Loan	4.25%	10/25/2020	27,202	22,011,859
Party City Holdings, Inc. 2016 Replacement Term Loan	3.79% - 3.86%	8/19/2022	15,630	15,543,953
Petco Animal Supplies, Inc. Term Loan	4.287%	1/26/2023	51,872	50,097,273
PetSmart, Inc. Tranche B2 Term Loan	4.00%	3/11/2022	94,860	93,624,831
PFS Holding Corp. 1st Lien Term Loan	4.50%	1/31/2021	13,137	12,898,419
Toys ‘R’ US Property Co. I LLC Initial Term Loan	6.00%	8/21/2019	29,035	28,273,095
VF Holding Corp 1st Lien Term Loan B1	4.25%	6/30/2023	12,640	12,768,746
Total				696,211,872

Service 11.15%

Abacus Innovations Corp. Term Loan B	3.063%	8/16/2023	24,368	24,684,784
Advanced Disposal Services, Inc. Additional Term Loan	3.50%	11/10/2023	20,654	20,890,746
Americold Realty Operating Partnership, L.P. Initial Term Loan	4.75%	12/1/2022	1,877	1,909,840
Aramark Corp. US Term Loan F	3.498%	2/24/2021	30,473	30,832,687
Asurion LLC 2nd Lien Term Loan	8.50%	3/3/2021	39,825	40,472,399
Asurion LLC Incremental Tranche B5 Term Loan	4.75%	11/3/2023	3,377	3,426,030
Asurion LLC Replacement Term Loan B2	4.031%	7/8/2020	36,889	37,353,664
Avolon TLB Borrower 1 S.a.r.l. Term Loan B2 (Luxembourg)(b)	— (e)	3/21/2022	33,056	33,677,949
AVSC Holding Corp. 1st Lien Initial Term Loan	4.50%	1/24/2021	27,400	27,511,080
AVSC Holding Corp. 2nd Lien Initial Term Loan	9.25%	1/24/2022	8,000	7,860,000
BakerCorp International, Inc. Refinanced Term Loan	4.25%	2/7/2020	38,319	37,265,428
Brand Energy & Infrastructure Services, Inc. Initial Term Loan	4.76% - 4.79%	11/26/2020	30,221	30,299,565
Brickman Group Ltd. LLC (The) 1st Lien Initial Term Loan	4.00%	12/18/2020	22,393	22,533,949

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND February 28, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Service (continued)

Brickman Group Ltd. LLC (The) 2nd Lien Initial Term Loan	7.50%	12/17/2021	$10,385	$10,474,149
Ceridian HCM Holding, Inc. Initial Term Loan	4.50% - 4.539%	9/15/2020	37,596	37,513,980
CEVA Group PLC Prefunded L/C Term Loan (United Kingdom)(b)	6.50%	3/19/2021	12,162	10,647,164
CEVA Intercompany B.V. Term Loan (Netherlands)(b)	6.50% - 6.5390%	3/19/2021	10,979	9,610,935
Ceva Logistics Canada, ULC Term Loan (Canada)(b)	6.50% - 6.5390%	3/19/2021	1,890	1,654,638
Ceva Logistics US Holdings Inc. Term Loan	6.50% - 6.5390%	3/19/2021	15,140	13,253,791
Crossmark Holdings, Inc. 1st Lien Term Loan	4.50%	12/20/2019	14,816	12,074,776
DTI Holdco, Inc. Initial Term Loan	6.092% - 6.289%	9/21/2023	16,578	16,568,089
First Data Corp. 2021C New Dollar Term Loan	3.779%	3/24/2021	46,058	46,543,305
First Data Corp. 2022C New Dollar Term Loan	3.779%	7/8/2022	59,620	60,156,601
First Data Corp. Term Loan A	2.779%	6/2/2020	78,701	78,934,742
Highland Acquisitions Holdings, LLC Initial Term Loan	6.50%	11/30/2022	18,728	18,540,720
HLF Financing S.a r.l. Sr. Lien Term Loan	6.231% - 6.281%	2/15/2023	39,358	39,480,994
IG Investments Holdings LLC Extended Tranche B Term Loan	6.00%	10/29/2021	25,334	25,566,675
iQor US, Inc. 1st Lien Term Loan B	6.00%	4/1/2021	21,297	20,790,841
Kasima LLC Term Loan	3.281% - 3.50%	5/17/2021	20,644	20,837,168
KUEHG Corp.Term Loan B1	5.25%	8/12/2022	21,581	21,760,825
Lonestar Intermediate Super Holdings, LLC Term Loan	10.00%	8/31/2021	14,641	15,336,448
MH Sub I LLC 1st Lien Initial Term Loan	4.75%	7/8/2021	18,142	18,248,269
Midas Intermediate Holdco II LLC 2017 Refinancing Term Loan	4.50%	8/18/2021	16,797	16,936,823
Monitronics International Inc. Term Loan B2	6.50%	9/30/2022	41,341	41,926,910
Neff Rental LLC 2nd Lien Closing Date Term Loan	7.543%	6/9/2021	25,681	25,713,097
Nord Anglia Education Finance LLC Initial Term Loan	4.554%	3/31/2021	16,031	16,201,850
PODS, LLC Tranche B2 Term Loan	4.25%	2/2/2022	16,560	16,667,032
Power Products, LLC 1st Lien Initial Term Loan	5.53%	12/20/2022	7,025	7,104,066
Press Ganey Holdings, Inc. 2nd Lien Initial Term Loan	8.25%	10/21/2024	9,559	9,750,551
Press Ganey Holdings, Inc. Initial Term Loan	4.25%	10/21/2023	32,895	33,018,356
Prime Security Services Borrower, LLC 2016-2 Refinancing Term Loan B1	4.25%	5/2/2022	45,208	45,707,585
Safway Group Holding LLC Initial Term Loan	5.75%	8/19/2023	22,876	23,205,011
Sedgwick Claims Management Services, Inc. 2016 Term Loan	4.25%	3/1/2021	6,771	6,838,719
Sedgwick Claims Management Services, Inc. 2nd Lien Term Loan	6.804%	2/28/2022	9,351	9,412,389
TKC Holdings, Inc. 1st Lien initial Term Loan	4.75%	2/1/2023	19,668	19,860,550
TKC Holdings, Inc. 2nd Lien Initial Term Loan	8.50%	2/1/2024	8,971	9,029,895
TruGreen Limited Partnership 1st Lien Initial Term Loan	6.50%	4/13/2023	17,327	17,608,493
University Support Services LLC Term Loan	6.25%	7/6/2022	29,903	30,370,107
Vantiv, LLC Term Loan A3	2.52%	10/14/2021	11,400	11,471,250
Vouvray US Finance LLC Term Loan B	— (e)	3/11/2024	9,835	9,874,979
Wash Multifamily Parent, Inc. 1st Lien Initial Canadian Term Loan (Canada)(b)	4.25%	5/16/2022	2,035	2,047,244

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND February 28, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Service (continued)

Wash Multifamily Parent, Inc. 1st Lien Initial U.S. Term Loan	4.25%	5/16/2022		$11,695	$11,768,188
Weight Watchers International, Inc. Tranche B2 Initial Term Loan	4.03% - 4.25%	4/2/2020		32,650	28,840,732
WEX Inc. Term Loan B	4.281%	6/30/2023		14,552	14,804,714
XPO Logistics, Inc. Refinanced Term Loan	4.302%	11/1/2021		22,709	22,944,742
Zodiac Pool Solutions LLC 1st Lien Term Loan	5.50%	12/20/2023		18,674	18,872,505
Total					1,246,688,019

Transportation 3.56%

Chassix, Inc. Initial Term Loan	12.00%	7/29/2019		4,527	4,549,856
Daseke, Inc. Delayed Draw Term Loan	— (e)	2/27/2024		5,060	5,097,806
Daseke, Inc. Initial Term Loan	— (e)	2/27/2024		12,651	12,746,027
FCA US LLC Tranche B Term Loan	3.28%	12/31/2018		48,462	48,563,142
Federal-Mogul Corp. 2014 Tranche B Term Loan	4.00%	4/15/2018		22,716	22,702,190
Federal-Mogul Corp. 2014 Tranche C Term Loan	4.75%	4/15/2021		42,179	41,824,157
Gruden Acquisition, Inc. 1st Lien Term Loan	5.75%	8/18/2022		37,200	36,642,023
Gruden Acquisition, Inc. 2nd Lien Term Loan	— (e)	8/18/2023		5,412	5,087,280
Kenan Advantage Group, Inc. Initial Term Loan (Canada)(b)	— (e)	7/29/2022		1,067	1,070,562
Kenan Advantage Group, Inc. USD Initial Term Loan	4.00%	7/29/2022		8,464	8,493,169
MPG Holdco I, Inc. 2015 Tranche B1 Term Loan	3.75%	10/20/2021		18,519	18,555,072
Navios Partners Finance L.P. Term Loan	5.25%	6/27/2018		8,966	8,940,917
Octavius Corp. Tranche B Term Loan	5.50%	11/8/2023		21,357	21,704,051
OSG Bulk Ships, Inc. Initial Term Loan	5.29%	8/5/2019		42,852	42,530,128
OSG International, Inc. Initial Term Loan (Marshall Islands)(b)	— (e)	8/5/2019		7,734	7,705,089
Stena International Sarl Term Loan (Luxembourg)(b)	4.00%	3/3/2021		32,475	30,580,891
TI Group Automotive Systems LLC EUR Initial Term Loan(a)	3.75%	6/30/2022	EUR	9,818	10,524,455
TI Group Automotive Systems LLC US Initial Term Loan	3.531%	6/30/2022		$23,324	23,474,184
YRC Worldwide, Inc. Initial Term Loan	8.00%	2/13/2019		47,477	47,298,549
Total					398,089,548

Utility 3.56%

Calpine Construction Finance Co. LP Term Loan B1	3.03%	5/3/2020		42,039	42,117,479
Calpine Construction Finance Co. LP Term Loan B2	3.28%	1/31/2022		14,478	14,531,999
Calpine Corp. 2017 Term Loan	2.60%	12/26/2019		7,500	7,508,700
Calpine Corp. Term Loan	3.75%	1/15/2024		17,762	17,877,109
Dayton Power & Light Co. (The) Term Loan	4.04%	8/24/2022		14,882	15,058,852
Dynegy Inc. Tranche C1 Term Loan	4.25%	6/27/2023		38,995	39,460,795
EFS Cogen Holdings I LLC Advance Term Loan B	4.50%	6/28/2023		19,123	19,373,811
Energy Future Intermediate Holding Co LLC 2016 DIP Additional Term Loan	4.304%	6/30/2017		33,127	33,267,605
Essential Power LLC Term Loan	4.75%	8/8/2019		7,662	7,707,022
Lightstone Holdco LLC Initial Term Loan B	6.539%	1/30/2024		39,862	40,493,701
Lightstone Holdco LLC Initial Term Loan C	6.539%	1/30/2024		3,329	3,381,229

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND February 28, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Utility (continued)

Moxie Liberty LLC Advance Construction Term Loan B1	7.50%	8/21/2020		$26,255	$26,058,009
NRG Energy, Inc. Term Loan	3.031%	6/30/2023		9,913	9,960,623
Sandy Creek Energy Associates, L.P. Term Loan	5.00%	11/9/2020		29,985	25,149,806
Vistra Operations Co. LLC Initial Term Loan	3.531%	8/4/2023		50,088	50,388,384
Vistra Operations Co. LLC Initial Term Loan C	3.531%	8/4/2023		11,423	11,491,682
Vistra Operations Co., LLC 2016 Incremental Term Loan	4.022%	12/14/2023		12,757	12,858,673
Viva Alamo LLC Initial Term Loan	5.304%	2/22/2021		22,080	21,252,332
Total					397,937,811
Total Floating Rate Loans (cost $9,806,760,523)					9,932,336,901

FOREIGN BOND(a) 0.09%

Netherlands

Hema Bondco I BV† (cost $9,204,954)	5.25%#	6/15/2019	EUR	9,900	9,964,176

	Exercise Price	Expiration Date	Shares (000)
WARRANT 0.00%

Utility
Dynegy, Inc.* (cost $55,421)	$35.00	2/2/2024		54	40,751
Total Long-Term Investments (cost $10,734,969,625)					10,893,215,541

	Interest Rate	Maturity Date	Principal Amount (000)
FLOATING RATE LOANS(d) 0.45%

Information Technology

Avaya, Inc. Facility Term Loan	8.50%	1/24/2018		$16,518	10,027,291
EMC Corporation Verdite Bridge Term Loan	— (e)	9/6/2017		40,000	40,000,000
Total Floating Rate Loans (cost $49,801,752)					50,027,291

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND February 28, 2017

Investments	Principal Amount (000)	Fair Value
REPURCHASE AGREEMENT 9.67%

Repurchase Agreement dated 2/28/2017, 0.03% due 3/1/2017 with Fixed Income Clearing Corp. collateralized by $80,000,000 of U.S. Treasury Inflation Indexed Bond at 3.875% due 4/15/2029; $317,300,000 of U.S. Treasury Bond at 3.00% due 5/15/2042; $176,910,000 of U.S. Treasury Bond at 3.125% due 2/15/2043; $308,685,000 of U.S. Treasury Note at 2.00% due 11/15/2026; $37,690,000 of U.S. Treasury Note at 2.50% due 5/15/2024; $95,000,000 of U.S. Treasury Inflation Indexed Note at 0.125% due 7/15/2024; value: $1,103,678,600; proceeds: $1,082,037,785 (cost $1,082,036,883)	$1,082,037	$1,082,036,883
Total Short-Term Investments (cost $1,131,838,635)		1,132,064,174
Total Investments in Securities 107.54% (cost $11,866,808,260)		12,025,279,715
Liabilities in Excess of Cash and Other Assets(f) (7.54%)		(842,682,113)
Net Assets 100.00%		$11,182,597,602

AUD	Australian dollar.
EUR	euro.
GBP	British pound.
NOK	Norwegian krone
PIK	Payment-in-kind.
Units	More than one class of securities traded together.

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at February 28, 2017.
*	Non-income producing security.
(a)	Investment in non-U.S. dollar denominated securities.
(b)	Foreign security traded in U.S. dollars.
(c)	Defaulted (non-income producing security).
(d)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at February 28, 2017.
(e)	Interest rate to be determined.
(f)	Liabilities in Excess of Cash and Other Assets include net unrealized appreciation/depreciation on forward foreign currency contracts and futures contracts as follows:

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND February 28, 2017

Open Forward Foreign Currency Exchange Contracts at February 28, 2017:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
British pound	Sell	Standard Chartered Bank	4/19/2017	12,710,000	$15,916,542	$15,789,824	$126,718
British pound	Sell	State Street Bank and Trust	4/19/2017	475,000	594,523	590,100	4,423
euro	Sell	UBS AG	5/16/2017	32,000,000	34,076,288	34,017,596	58,692
Norwegian krone	Sell	Morgan Stanley	4/24/2017	4,030,000	484,258	480,891	3,367
Norwegian krone	Sell	State Street Bank and Trust	4/24/2017	1,000,000	120,129	119,328	801
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$194,001

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
British pound	Buy	State Street Bank and Trust	4/19/2017	12,800,000	$15,939,339	$15,901,632	$(37,707)
British pound	Sell	J.P. Morgan	4/19/2017	12,235,000	15,171,557	15,199,724	(28,167)
Norwegian krone	Sell	Bank of America	4/24/2017	62,000,000	7,359,191	7,398,318	(39,127)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(105,001)

Open Futures Contracts at February 28, 2017:

Type	Expiration	Contracts	Position	Notional Value	Unrealized Appreciation
U.S. 10-Year Treasury Note	June 2017	1,916	Short	$(238,691,688)	$20,894

Type	Expiration	Contracts	Position	Notional Value	Unrealized Depreciation
U.S. 5-Year Treasury Note	June 2017	68	Short	$(8,003,813)	$(10,743)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND February 28, 2017

The following is a summary of the inputs used as of February 28, 2017 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3		Total
Asset-Backed Securities	$—	$10,750,751	$—		$10,750,751
Common Stocks
Energy	490,498	5,975,444	—		6,465,942
Metals/Minerals	—	—	65,989	(4)	65,989
Other	196,740,345	—	—		196,740,345
Corporate Bonds
Metals/Minerals	—	108,769,550	5	(4)	108,769,555
Other	—	628,081,131	—		628,081,131
Floating Rate Loans(5)
Aerospace	—	324,198,737	43,004,266		367,203,003
Chemicals	—	370,977,817	—		370,977,817
Consumer Durables	—	86,258,644	—		86,258,644
Consumer Non-Durables	—	100,917,297	18,060,519		118,977,816
Energy	—	508,534,885	52,735,452		561,270,337
Financial	—	294,926,485	38,741,398		333,667,883
Food & Drug	—	166,497,863	—		166,497,863
Food/Tobacco	—	133,707,893	6,742,167		140,450,060
Forest Products	—	180,282,670	—		180,282,670
Gaming/Leisure	—	693,294,153	46,232,406		739,526,559
Healthcare	—	653,667,713	28,172,474		681,840,187
Housing	—	242,789,282	67,917,794		310,707,076
Information Technology	—	829,164,110	14,025,798		843,189,908
Manufacturing	—	501,008,023	80,896,754		581,904,777
Media/Telecommunications	—	1,316,770,239	40,177,661		1,356,947,900
Metals/Minerals	—	403,734,442	—		403,734,442
Retail	—	674,712,383	21,499,489		696,211,872
Service	—	1,220,287,299	26,400,720		1,246,688,019
Transportation	—	383,354,606	14,734,942		398,089,548
Utility	—	397,937,811	—		397,937,811
Foreign Bond	—	9,964,176	—		9,964,176
Warrant	—	—	40,751	(4)	40,751
Repurchase Agreement	—	1,082,036,883	—		1,082,036,883
Total	$197,230,843	$11,328,600,287	$499,448,585		$12,025,279,715
Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$—	$194,001	$—		$194,001
Liabilities	—	(105,001)	—		(105,001)
Futures Contracts
Assets	20,894	—	—		20,894
Liabilities	(10,743)	—	—		(10,743)
Total	$10,151	$89,000	$—		$99,151

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND February 28, 2017

(1)	Refer to Note 2(o) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.
(3)	There were no Level 1/Level 2 transfers during the period ended February 28, 2017.
(4)	Level 3 security fair valued by the Pricing Committee, as described in Note 2(a) in the Notes to Financial Statements.
(5)	Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Asset Backed Securities	Common Stock	Corporate Bonds	Floating Rate Loans	Warrant
Balance as of December 1, 2016	$1,935,200	$63,557	$5	$371,919,417	$—
Accrued discounts/premiums	—	—	—	310,360	—
Realized gain (loss)	—	—	—	195,194	—
Change in unrealized appreciation/depreciation	—	2,432	—	2,645,861	(14,670)
Purchases	—	—	—	259,582,124	55,421
Sales	—	—	—	(85,252,597)	—
Net transfers in or out of Level 3	(1,935,200)	—	—	(50,058,519)	—
Balance as of February 28, 2016	$—	$65,989	$5	$499,341,840	$40,751
Net change in unrealized appreciation/depreciation for period ended February 28, 2017, related to Level 3 investments held at February 28, 2017	$—	$2,432	$—	$3,761,810	$(14,670)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 28, 2017

Investments	Shares (000)		Fair Value
LONG-TERM INVESTMENTS 97.99%

COMMON STOCKS 5.02%

Aerospace/Defense 0.20%

Mercury Systems, Inc.*		344	$12,865,887

Automakers 0.10%

Ferrari NV (Italy)(a)		103	6,680,361

Banking 0.30%

Regions Financial Corp.		430	6,570,330
Texas Capital Bancshares, Inc.*		76	6,802,591
Valley National Bancorp		529	6,548,566
Total			19,921,487

Beverages 0.09%

Remy Cointreau SA(b)	EUR	70	6,218,145

Cable & Satellite Television 0.10%

Charter Communications, Inc.*		20	6,531,950

Chemicals 0.20%

Koppers Holdings, Inc.*		154	6,735,360
Olin Corp.		216	6,712,410
Total			13,447,770

Diversified Capital Goods 0.10%

MSC Industrial Direct Co., Inc. Class A		65	6,497,712

Electronics 0.41%

ASML Holding NV ADR		52	6,270,929
Cognex Corp.		85	6,536,685
KLA-Tencor Corp.		73	6,535,322
Universal Display Corp.*		91	7,715,326
Total			27,058,262

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 28, 2017

Investments	Shares (000)	Fair Value
Energy: Exploration & Production 0.02%

Templar Energy LLC Class A Units	191	$1,524,628

Food & Drug Retailers 0.01%

Fairway Group Holdings Corp.	20	482,136

Food: Wholesale 0.05%

Hostess Brands, Inc.*	216	3,294,584

Forestry/Paper 0.30%

Deltic Timber Corp.	89	6,608,386
KapStone Paper and Packaging Corp.	128	2,903,490
Louisiana-Pacific Corp.*	137	3,222,914
Potlatch Corp.	153	6,784,189
Total		19,518,979

Health Facilities 0.15%

LifePoint Health, Inc.*	51	3,237,343
Tenet Healthcare Corp.*	329	6,350,241
Total		9,587,584

Health Services 0.21%

Incyte Corp.*	104	13,857,573

Hotels 0.15%

Choice Hotels International, Inc.	55	3,347,786
Extended Stay America, Inc. Unit	396	6,857,063
Total		10,204,849

Investments & Miscellaneous Financial Services 0.10%

James River Group Holdings Ltd.	156	6,716,669
Penson Technologies Class A Units	4,881	48,812
Total		6,765,481

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 28, 2017

Investments	Shares (000)		Fair Value
Machinery 0.12%

Nordson Corp.		55	$6,588,755
Twin Disc, Inc.*		61	1,121,168
Total			7,709,923

Media: Content 0.35%

MSG Networks, Inc.*		305	6,652,575
Netflix, Inc.*		68	9,672,515
Scripps Networks Interactive, Inc. Class A		80	6,494,312
Total			22,819,402

Medical Products 0.05%

Merit Medical Systems, Inc.*		111	3,418,800

Metals/Mining (Excluding Steel) 0.60%

Century Aluminum Co.*		470	6,614,274
Cliffs Natural Resources, Inc.*		620	6,607,089
First Majestic Silver Corp. (Canada)*(a)		351	3,182,676
Kumba Iron Ore Ltd.*(b)	ZAR	475	7,769,193
Lundin Mining Corp.*(b)	CAD	500	3,007,830
Mirabela Nickel Ltd.*(b)	AUD	8,607	65,989
Turquoise Hill Resources Ltd. (Canada)*(a)		1,812	5,744,420
Vale SA ADR		620	6,417,828
Total			39,409,299

Oil Field Equipment & Services 0.05%

International Seaways, Inc.*		175	3,275,625

Personal & Household Products 0.10%

elf Beauty, Inc.*		229	6,352,773

Pharmaceuticals 0.31%

Blueprint Medicines Corp.*		190	6,687,402

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 28, 2017

Investments	Shares (000)	Fair Value
Pharmaceuticals (continued)

Exelixis, Inc.*	297	$6,386,056
Sage Therapeutics, Inc.*	104	7,030,359
Total		20,103,817

Real Estate Investment Trusts 0.10%

Pebblebrook Hotel Trust	221	6,340,381

Recreation & Travel 0.05%

Malibu Boats, Inc. Class A*	160	3,294,946

Software/Services 0.22%

Arista Networks, Inc.*	66	7,796,106
Stamps.com, Inc.*	55	6,922,890
Total		14,718,996

Specialty Retail 0.10%

Rush Enterprises, Inc. Class A*	183	6,320,287

Support: Services 0.05%

H&E Equipment Services, Inc.	130	3,403,328

Transportation: Infrastructure/Services 0.33%

Chassix Holdings, Inc.	311	8,851,986
GasLog Ltd. (Monaco)(a)	397	6,127,084
Textainer Group Holdings Ltd.	434	6,840,398
Total		21,819,468

Trucking & Delivery 0.10%

Old Dominion Freight Line, Inc.*	70	6,394,663
Total Common Stocks (cost $307,529,423)		329,839,096

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 28, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
CONVERTIBLE BONDS 1.14%

Aerospace/Defense 0.10%

Aerojet Rocketdyne Holdings, Inc.†	2.25%	12/15/2023	$6,415	$6,559,338

Electronics 0.10%

Inphi Corp.	1.125%	12/1/2020	4,688	6,311,220

Medical Products 0.29%

Insulet Corp.†	1.25%	9/15/2021	6,269	6,355,199
Nevro Corp.	1.75%	6/1/2021	5,200	6,493,500
NuVasive, Inc.†	2.25%	3/15/2021	4,600	6,319,250
Total				19,167,949

Pharmaceuticals 0.12%

TESARO, Inc.	3.00%	10/1/2021	1,498	8,062,985

Recreation & Travel 0.11%

Ctrip.com International Ltd. (China)†(a)	1.25%	9/15/2022	6,745	6,964,212

Software/Services 0.09%

Take-Two Interactive Software, Inc.	1.00%	7/1/2018	2,370	6,281,981

Steel Producers/Products 0.13%

TimkenSteel Corp.	6.00%	6/1/2021	4,536	8,539,020

Support: Services 0.10%

Priceline Group, Inc. (The)	1.00%	3/15/2018	3,680	6,745,900

Theaters & Entertainment 0.10%

Live Nation Entertainment, Inc.	2.50%	5/15/2019	6,062	6,505,284

Total Convertible Bonds (cost $66,388,239)				75,137,889

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 28, 2017

Investments	Dividend Rate	Shares (000)	Fair Value
CONVERTIBLE PREFERRED STOCKS 0.15%

Building & Construction 0.05%

William Lyon Homes Unit	Zero Coupon	35	$3,245,550

Telecommunications: Wireless 0.10%

T-Mobile US, Inc.	5.50%	65	6,602,472
Total Convertible Preferred Stocks (cost $8,762,431)			9,848,022

	Interest Rate	Maturity Date	Principal Amount (000)
FLOATING RATE LOANS(c) 6.89%

Auto Parts & Equipment 0.35%

American Axle and Manufacturing, Inc. Sr. Unsecured Bridge Term Loan	— (d)	1/18/2018	$18,473	18,473,000
Chassix, Inc. Initial Term Loan	12.00%	7/29/2019	4,307	4,328,536
Total				22,801,536

Building Materials 0.34%

84 Lumber Co. Initial Term Loan	6.75%	10/25/2023	7,935	8,004,431
Zodiac Pool Solutions LLC 2nd Lien Term Loan	10.00%	12/20/2024	14,510	14,443,472
Total				22,447,903

Consumer/Commercial/Lease Financing 0.09%

Ocwen Loan Servicing LLC Restatement Effective Date Term Loan	6.00%	12/7/2020	6,192	6,257,821

Diversified Capital Goods 0.34%

Crosby US Acquisition Corp. 1st Lien Initial Term Loan	4.052%	11/23/2020	6,803	6,279,609
Dynacast International LLC 2nd Lien Initial Term Loan	9.50%	1/30/2023	3,960	3,930,300
Harsco Corp. Initial Term Loan	6.00%	11/2/2023	5,927	6,071,471
Power Products, LLC 1st Lien Initial Term Loan	5.53%	12/20/2022	6,314	6,385,064
Total				22,666,444

Electric: Generation 0.77%

EIF Channelview Cogeneration LLC Term Loan	4.25%	5/8/2020	7,404	7,107,725
Lightstone Holdco LLC Initial Term Loan B	6.539%	1/30/2024	8,472	8,606,287
Lightstone Holdco LLC Initial Term Loan C	6.539%	1/30/2024	807	819,646

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 28, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electric: Generation (continued)

Longview Power LLC Advance Term Loan B	7.00%	4/13/2021	$9,375	$8,390,964
Moxie Liberty LLC Advance Construction Term Loan B1	7.50%	4/3/2019	5,640	5,597,789
Panda Temple Power II LLC Advance Construction Term Loan	7.25%	4/3/2019	3,175	2,907,671
Panda Temple Power, LLC Advance Term Loan	7.50%	3/6/2022	4,988	4,364,526
Sandy Creek Energy Associates, L.P. Term Loan	5.00%	11/9/2020	7,528	6,313,760
Viva Alamo LLC Initial Term Loan	5.474%	2/22/2021	7,008	6,745,659
Total				50,854,027

Energy: Exploration & Production 0.49%

California Resources Corp. Term Loan	— (d)	9/24/2019	1,926	1,867,892
California Resources Corp. Term Loan	11.375%	12/31/2021	8,330	9,419,856
Chesapeake Energy Corp. Class Term Loan A	8.553%	8/23/2021	4,023	4,359,926
Chief Exploration & Development LLC 2nd Lien Term Loan	7.753%	5/16/2021	6,609	6,529,130
Jonah Energy LLC 2nd Lien Initial Term Loan	7.50%	5/12/2021	10,022	9,796,505
Total				31,973,309

Food & Drug Retailers 0.03%

Fairway Group Acquisition Co. Last Out Term Loan	10.00%	1/3/2020	1,149	1,045,260
Fairway Group Acquisition Co. Subordinate Holdco Term Loan	11.00%	10/3/2021	1,000	815,283
Total				1,860,543

Food: Wholesale 0.12%

Amplify Snack Brands, Inc. Term Loan	6.50%	9/2/2023	1,807	1,766,299
Chobani, LLC 1st Lien Closing Date Term Loan	5.25%	10/7/2023	6,140	6,228,293
Total				7,994,592

Gaming 0.41%

Caesar’s Entertainment Resort Properties LLC Term Loan B	7.00%	10/11/2020	5,038	5,092,318
Cowlitz Tribal Gaming Authority Term Loan B	11.50%	12/6/2021	15,909	17,181,720
Yonkers Racing Corp. 2nd Lien Initial Term Loan	8.75%	8/20/2020	4,449	4,461,539
Total				26,735,577

Health Services 0.22%

Genoa, a QoL Healthcare Co., LLC 2nd Lien Initial Term Loan	9.00%	10/28/2024	6,182	6,274,730
NVA Holdings, Inc. 2nd Lien Term Loan	8.00%	8/14/2022	7,766	7,882,490
Total				14,157,220

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 28, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Machinery 0.22%

Alison US LLC 2nd Lien Initial Term Loan	9.554%	8/29/2022	$8,699	$8,640,978
Hudson Products Holdings, Inc. Term Loan	5.00%	3/15/2019	6,213	6,011,132
Total				14,652,110

Media: Content 0.02%

iHeart Communications, Inc. Tranche D Term Loan	— (d)	1/30/2019	1,723	1,504,610

Media: Diversified 0.17%

UFC Holdings, LLC 2nd Lien Term Loan	8.50%	8/18/2024	10,648	10,967,440

Metals/Mining (Excluding Steel) 0.61%

Foresight Energy, LLC Term Loan	6.50%	8/21/2020	6,183	6,183,210
Murray Energy Corp. Term Loan B2	8.25%	4/16/2020	11,674	11,550,452
Oxbow Carbon LLC 2nd Lien Initial Term Loan	8.00%	1/17/2020	5,890	5,915,769
Peabody Energy Corp. Term Loan	4.25%	9/24/2020	15,948	16,173,584
Total				39,823,015

Oil Field Equipment & Services 0.59%

Expro FinServices S.a r.l. Initial Term Loan (Luxembourg)(a)	5.75%	9/2/2021	7,080	5,786,413
Fairmount Santrol, Inc. Extended Term Loan	4.50%	9/5/2019	910	895,493
Fairmount Santrol, Inc. Tranche B2 New Term Loan	4.50%	9/5/2019	8,924	8,827,574
FTS International, Inc. Initial Term Loan	5.75%	4/16/2021	10,153	9,757,997
Hi-Crush Partners LP Advance Term Loan	4.75%	4/28/2021	6,482	6,356,311
Preferred Proppants, LLC Term Loan	6.75%	7/27/2020	6,440	6,310,740
Preferred Proppants, LLC Term Loan B2	8.75%	7/27/2020	815	798,360
Total				38,732,888

Packaging 0.17%

Consolidated Container Co. LLC New Term Loan	5.00%	7/3/2019	4,937	4,945,531
Mauser Holding S.A.R.L. 2nd Lien Initial Term Loan	8.75%	7/31/2022	6,267	6,294,418
Ranpak Corp. 2nd Lien Initial Term Loan	8.25%	10/3/2022	102	98,430
Total				11,338,379

Personal & Household Products 0.17%

Britax US Holdings, Inc. Initial Dollar Term Loan	4.50%	4/3/2019	12,903	10,896,300

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 28, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Printing & Publishing 0.12%

J.D. Power and Associates 2nd Lien Term Loan	9.50%	9/7/2024	$7,843	$7,960,645

Recreation & Travel 0.22%

Delta 2 (Lux) S.A.R.L. 2nd Lien Facility Term Loan (Luxembourg)(a)	8.068%	7/29/2022	5,109	5,138,658
Equinox Holdings, Inc. 2nd Lien Initial Term Loan	8.00%	7/31/2020	2,615	2,647,687
Travel Leaders Group, LLC Term Loan	6.028%	1/25/2024	6,306	6,404,531
Total				14,190,876

Software/Services 0.16%

EZE Software Group LLC 2nd Lien New Term Loan	7.50%	4/5/2021	4,610	4,576,928
Press Ganey Holdings, Inc. 2nd Lien Initial Term Loan	8.25%	10/21/2024	6,009	6,129,180
Total				10,706,108

Specialty Retail 0.19%

CH Hold Corp. 2nd Lien Initial Term Loan	8.25%	2/3/2025	6,085	6,206,700
Container Store, Inc. (The) Facility Term Loan	4.25%	4/6/2019	7,182	6,517,447
Total				12,724,147

Support: Services 0.97%

BakerCorp International, Inc. Refinanced Term Loan	4.25%	2/7/2020	4,823	4,690,628
Brickman Group Ltd. LLC (The) 2nd Lien Initial Term Loan	7.50%	12/17/2021	7,300	7,362,342
Freedom Mortgage Corp. Initial Term Loan	6.862%	2/26/2022	4,060	4,119,641
Monitronics International Inc. Term Loan B2	6.50%	9/30/2022	5,697	5,777,417
Neff Rental LLC 2nd Lien Closing Date Term Loan	7.543%	6/9/2021	9,240	9,251,555
Safway Group Holding LLC Initial Term Loan	5.75%	8/21/2023	5,887	5,971,266
TKC Holdings, Inc. 2nd Lien Initial Term Loan	8.50%	2/1/2024	6,326	6,367,530
University Support Services LLC Term Loan	6.25%	7/6/2022	12,747	12,945,981
Weight Watchers International, Inc. Tranche B2 Initial Term Loan	4.25%	4/2/2020	8,338	7,365,206
Total				63,851,566

Trucking & Delivery 0.12%

YRC Worldwide, Inc. Initial Term Loan	8.00%	2/13/2019	7,674	7,645,387
Total Floating Rate Loans (cost $425,212,453)				452,742,443

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 28, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
FOREIGN BONDS(b) 0.64%

France 0.25%

CMA CGM SA†	7.75%	1/15/2021	EUR	15,583	$16,219,886

Jersey 0.08%

Galaxy Finco Ltd.†	7.875%	11/15/2021	GBP	4,400	5,633,634

Netherlands 0.21%

Dutch Lion BV PIK†	11.25%	6/15/2020	EUR	7,379	4,025,824
Hema Bondco I BV†	6.25%	6/15/2019	EUR	9,325	9,668,578
Total					13,694,402

United Kingdom 0.10%

Premier Foods Finance plc†	6.50%	3/15/2021	GBP	5,163	6,417,722
Total Foreign Bonds (cost $47,315,824)					41,965,644

FOREIGN GOVERNMENT OBLIGATIONS(a) 1.45%

Angola 0.09%

Republic of Angola†	9.50%	11/12/2025		$5,991	6,082,453

Argentina 0.97%

City of Buenos Aires†	7.50%	6/1/2027		9,745	10,037,350
Province of Santa Fe†	6.90%	11/1/2027		8,621	8,160,121
Provincia de Buenos Aires†	6.50%	2/15/2023		10,551	10,577,378
Provincia de Entre Rios Argentina†	8.75%	2/8/2025		12,750	12,658,455
Provincia de Mendoza†	8.375%	5/19/2024		6,063	6,321,526
Provincia of Neuquen†	8.625%	5/12/2028		5,833	6,212,145
Republic of Argentina†	6.875%	1/26/2027		9,870	9,882,338
Total					63,849,313

Brazil 0.10%

Federal Republic of Brazil†	5.333%	2/15/2028		6,588	6,489,180

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 28, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Ghana 0.13%

Republic of Ghana†	9.25%	9/15/2022	$8,400	$8,809,920

Nigeria 0.06%

Republic of Nigeria†	7.875%	2/16/2032	3,630	3,835,766

Sri Lanka 0.10%

Republic of Sri Lanka†	6.825%	7/18/2026	6,200	6,464,963
Total Foreign Government Obligations (cost $94,151,998)				95,531,595

HIGH YIELD CORPORATE BONDS 82.63%

Advertising 0.65%

Abe Investment Holdings, Inc./Getty Images, Inc.†	7.00%	10/15/2020	9,479	6,872,275
Clear Channel Worldwide Holdings, Inc.	6.50%	11/15/2022	15,857	16,501,111
Lamar Media Corp.	5.75%	2/1/2026	5,054	5,452,003
Nielsen Finance LLC/Nielsen Finance Co.†	5.00%	4/15/2022	6,015	6,210,488
Southern Graphics, Inc.†	8.375%	10/15/2020	7,375	7,614,687
Total				42,650,564

Aerospace/Defense 0.21%

ADS Tactical, Inc.†	11.00%	4/1/2018	4,500	4,539,375
Huntington Ingalls Industries, Inc.†	5.00%	12/15/2021	2,499	2,620,826
Huntington Ingalls Industries, Inc.†	5.00%	11/15/2025	6,162	6,492,530
Total				13,652,731

Air Transportation 0.72%

Air Canada (Canada)†(a)	7.75%	4/15/2021	8,143	9,181,233
Air Canada 2015-2 Class B Pass-Through Trust (Canada)†(a)	5.00%	6/15/2025	5,778	5,944,259
Avianca Holdings SA/Avianca Leasing LLC/Grupo Taca Holdings Ltd. (Panama)†(a)	8.375%	5/10/2020	6,874	7,028,665
Gol LuxCo SA (Luxembourg)†(a)	8.875%	1/24/2022	8,850	8,097,750
Hawaiian Airlines 2013-1 Class B Pass-Through Certificates	4.95%	7/15/2023	9,567	9,531,028
United Continental Holdings, Inc.	6.00%	12/1/2020	6,944	7,456,120
Total				47,239,055

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 28, 2017

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Fair Value
Auto Parts & Equipment 1.16%

Adient Global Holdings Ltd.†	4.875%	8/15/2026		$9,270	$9,223,650
Allison Transmission, Inc.†	5.00%	10/1/2024		8,413	8,581,260
Gates Global LLC/Gates Global Co.†	6.00%	7/15/2022		13,247	13,412,587
International Automotive Components Group SA (Luxembourg)†(a)	9.125%	6/1/2018		6,282	6,321,263
MPG Holdco I, Inc.	7.375%	10/15/2022		11,215	12,172,761
Nexteer Automotive Group Ltd.†	5.875%	11/15/2021		6,397	6,684,865
Optimas OE Solutions Holding LLC/Optimas OE Solutions, Inc.†	8.625%	6/1/2021		5,355	4,980,150
TI Group Automotive Systems LLC†	8.75%	7/15/2023		13,550	14,634,000
Total					76,010,536

Automakers 0.10%

Fiat Chrysler Automobiles NV (United Kingdom)(a)	5.25%	4/15/2023		6,299	6,558,834
General Motors Corp.(e)	7.20%	—	(f)	8,500	850
Total					6,559,684

Banking 2.95%

Banco de Galicia y Buenos Aires SA (Argentina)†(a)	8.25%#	7/19/2026		6,280	6,786,168
BankUnited, Inc.	4.875%	11/17/2025		9,693	9,706,483
BNP Paribas SA (France)†(a)	6.75%#	—	(f)	10,835	10,916,262
CIT Group, Inc.	6.00%	4/1/2036		2,695	2,617,519
Intesa Sanpaolo SpA (Italy)†(a)	5.71%	1/15/2026		13,986	13,528,070
Intesa Sanpaolo SpA (Italy)†(a)	7.70%#	—	(f)	15,400	14,687,750
Lloyds Bank plc (United Kingdom)†(a)	12.00%#	—	(f)	13,537	18,230,955
Popular, Inc.	7.00%	7/1/2019		21,352	22,419,600
Royal Bank of Scotland Group plc (United Kingdom)(a)	5.125%	5/28/2024		8,779	8,899,738
Royal Bank of Scotland Group plc (United Kingdom)(a)	6.00%	12/19/2023		7,371	7,845,125
Royal Bank of Scotland Group plc (United Kingdom)(a)	6.10%	6/10/2023		14,665	15,600,451
Royal Bank of Scotland Group plc (United Kingdom)(a)	7.50%#	—	(f)	6,021	6,012,579
Royal Bank of Scotland Group plc (United Kingdom)(a)	8.625%#	—	(f)	12,700	13,449,300
Societe Generale SA (France)†(a)	7.875%#	—	(f)	6,200	6,200,000
Standard Chartered plc (United Kingdom)†(a)	7.50%#	—	(f)	12,150	12,537,585
Texas Capital Bank NA	5.25%	1/31/2026		2,690	2,763,265
Turkiye Garanti Bankasi AS (Turkey)†(a)	5.25%	9/13/2022		9,100	9,057,330
UniCredit SpA (Italy)(a)	8.00%#	—	(f)	7,254	6,914,259
Washington Mutual Bank(g)	6.875%	6/15/2011		10,000	1,000
Zenith Bank plc (Nigeria)†(a)	6.25%	4/22/2019		6,025	6,078,803
Total					194,252,242

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 28, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Beverages 0.13%

Central American Bottling Corp. (Guatemala)†(a)	5.75%	1/31/2027	$8,449	$8,765,837

Building & Construction 1.51%

Ashton Woods USA LLC/Ashton Woods Finance Co.†	6.875%	2/15/2021	11,877	11,906,692
Beazer Homes USA, Inc.†	8.75%	3/15/2022	7,642	8,309,758
Brookfield Residential Properties, Inc. (Canada)†(a)	6.50%	12/15/2020	3,422	3,539,717
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. (Canada)†(a)	6.125%	7/1/2022	5,132	5,311,620
K. Hovnanian Enterprises, Inc.†	7.25%	10/15/2020	9,312	9,149,040
Lennar Corp.	4.75%	11/15/2022	9,171	9,478,229
Lennar Corp.	4.75%	5/30/2025	5,618	5,716,315
PulteGroup, Inc.	5.00%	1/15/2027	10,664	10,693,326
PulteGroup, Inc.	5.50%	3/1/2026	8,017	8,347,701
PulteGroup, Inc.	6.375%	5/15/2033	6,091	6,334,640
Shea Homes LP/Shea Homes Funding Corp.†	6.125%	4/1/2025	6,646	6,795,535
William Lyon Homes, Inc.†	5.875%	1/31/2025	7,978	8,007,918
William Lyon Homes, Inc.	7.00%	8/15/2022	5,723	5,980,535
Total				99,571,026

Building Materials 2.65%

Allegion plc (Ireland)(a)	5.875%	9/15/2023	4,922	5,291,150
American Builders & Contractors Supply Co., Inc.†	5.75%	12/15/2023	5,614	5,908,735
Beacon Roofing Supply, Inc.	6.375%	10/1/2023	4,735	5,143,394
BMC East LLC†	5.50%	10/1/2024	6,632	6,847,540
Builders FirstSource, Inc.†	5.625%	9/1/2024	4,568	4,716,460
Builders FirstSource, Inc.†	10.75%	8/15/2023	6,238	7,267,270
CIMPOR Financial Operations BV (Netherlands)†(a)	5.75%	7/17/2024	6,633	5,936,535
CPG Merger Sub LLC†	8.00%	10/1/2021	11,820	12,440,550
Eagle Materials, Inc.	4.50%	8/1/2026	4,300	4,300,000
FBM Finance, Inc.†	8.25%	8/15/2021	6,094	6,552,269
Gibraltar Industries, Inc.	6.25%	2/1/2021	3,948	4,078,778
Hardwoods Acquisition, Inc.†	7.50%	8/1/2021	6,897	6,138,330
Hillman Group, Inc. (The)†	6.375%	7/15/2022	10,913	10,558,327
James Hardie International Finance Ltd. (Ireland)†(a)	5.875%	2/15/2023	13,475	14,047,687
Masonite International Corp.†	5.625%	3/15/2023	4,402	4,567,075
NCI Building Systems, Inc.†	8.25%	1/15/2023	6,374	6,963,595
Ply Gem Industries, Inc.	6.50%	2/1/2022	5,353	5,570,178

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 28, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Building Materials (continued)

Standard Industries, Inc.†	5.375%	11/15/2024	$15,638	$16,152,490
Standard Industries, Inc.†	6.00%	10/15/2025	9,784	10,444,420
Summit Materials LLC/Summit Materials Finance Corp.	6.125%	7/15/2023	4,399	4,596,955
U.S. Concrete, Inc.	6.375%	6/1/2024	8,956	9,515,750
USG Corp.†	5.50%	3/1/2025	6,206	6,617,148
WESCO Distribution, Inc.	5.375%	6/15/2024	10,494	10,861,290
Total				174,515,926

Cable & Satellite Television 6.38%

Altice Financing SA (Luxembourg)†(a)	6.625%	2/15/2023	15,200	16,036,000
Altice Financing SA (Luxembourg)†(a)	7.50%	5/15/2026	6,542	7,040,827
Altice Finco SA (Luxembourg)†(a)	8.125%	1/15/2024	4,465	4,811,038
Block Communications, Inc.†	6.875%	2/15/2025	13,187	13,979,539
Block Communications, Inc.†	7.25%	2/1/2020	5,145	5,276,198
Cable One, Inc.†	5.75%	6/15/2022	5,336	5,589,460
Cablevision SA (Argentina)†(a)	6.50%	6/15/2021	6,445	6,791,419
Cablevision Systems Corp.	5.875%	9/15/2022	15,270	15,689,925
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.125%	5/1/2023	7,122	7,406,880
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.75%	2/15/2026	23,303	24,992,467
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.875%	4/1/2024	40,081	43,087,075
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.875%	5/1/2027	10,412	11,209,559
CSC Holdings LLC†	10.875%	10/15/2025	79,038	95,438,385
DISH DBS Corp.	7.75%	7/1/2026	48,064	56,355,040
Midcontinent Communications & Midcontinent Finance Corp.†	6.875%	8/15/2023	12,423	13,447,897
SFR Group SA (France)†(a)	6.00%	5/15/2022	23,228	24,178,954
Unitymedia GmbH (Germany)†(a)	6.125%	1/15/2025	1,891	2,009,188
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany)†(a)	5.00%	1/15/2025	14,812	15,293,390
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany)†(a)	5.50%	1/15/2023	6,183	6,484,421
UPCB Finance IV Ltd.†	5.375%	1/15/2025	12,000	12,330,000
Virgin Media Finance plc (United Kingdom)†(a)	6.00%	10/15/2024	7,095	7,485,225
VTR Finance BV (Netherlands)†(a)	6.875%	1/15/2024	12,590	13,376,875
Wave Holdco LLC/Wave Holdco Corp. PIK†	8.25%	7/15/2019	2,367	2,426,419
Ziggo Secured Finance BV (Netherlands)†(a)	5.50%	1/15/2027	8,903	9,036,545
Total				419,772,726

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 28, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Chemicals 2.73%

Ashland LLC	6.875%	5/15/2043	$11,763	$12,645,225
Blue Cube Spinco, Inc.	10.00%	10/15/2025	16,816	20,515,520
Chemours Co. (The)	7.00%	5/15/2025	19,477	21,254,276
GCP Applied Technologies, Inc.†	9.50%	2/1/2023	4,965	5,646,695
Grupo Idesa SA de CV (Mexico)†(a)	7.875%	12/18/2020	8,290	7,479,238
Hexion, Inc.	6.625%	4/15/2020	11,666	10,907,710
Hexion, Inc.	8.875%	2/1/2018	3,618	3,623,427
Hexion, Inc.†	10.375%	2/1/2022	3,984	4,123,440
Koppers, Inc.†	6.00%	2/15/2025	5,873	6,122,603
Kraton Polymers LLC/Kraton Polymers Capital Corp.†	10.50%	4/15/2023	6,194	7,045,675
Momentive Performance Materials, Inc.	3.88%	10/24/2021	11,351	11,180,735
Momentive Performance Materials, Inc.(g)	10.00%	10/15/2020	3,105	311
NOVA Chemicals Corp. (Canada)†(a)	5.00%	5/1/2025	4,243	4,306,645
NOVA Chemicals Corp. (Canada)†(a)	5.25%	8/1/2023	9,487	9,807,186
TPC Group, Inc.†	8.75%	12/15/2020	7,070	6,681,150
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. (Luxembourg)†(a)	6.75%	5/1/2022	10,995	11,654,700
Tronox Finance LLC†	7.50%	3/15/2022	16,537	17,363,850
Valvoline, Inc.†	5.50%	7/15/2024	6,003	6,348,172
Versum Materials, Inc.†	5.50%	9/30/2024	12,218	12,813,627
Total				179,520,185

Consumer/Commercial/Lease Financing 1.89%

Enova International, Inc.	9.75%	6/1/2021	6,115	6,298,450
Nationstar Mortgage LLC/Nationstar Capital Corp.	6.50%	7/1/2021	17,197	17,669,917
Navient Corp.	5.875%	3/25/2021	54,449	55,606,041
Navient Corp.	5.875%	10/25/2024	3,423	3,226,178
Navient Corp.	6.125%	3/25/2024	20,758	19,979,575
Navient Corp.	6.625%	7/26/2021	4,354	4,549,930
NFP Corp.†	9.00%	7/15/2021	15,840	16,807,032
Total				124,137,123

Diversified Capital Goods 1.30%

Accudyne Industries Borrower/Accudyne Industries LLC (Luxembourg)†(a)	7.75%	12/15/2020	10,618	9,370,385
Apex Tool Group LLC†	7.00%	2/1/2021	8,374	8,080,910
BCD Acquisition, Inc.†	9.625%	9/15/2023	7,453	8,105,137
Belden, Inc.†	5.50%	9/1/2022	5,800	6,010,250
EnerSys†	5.00%	4/30/2023	6,124	6,254,135

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 28, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Diversified Capital Goods (continued)

General Cable Corp.	5.75%	10/1/2022	$11,737	$11,560,945
Griffon Corp.	5.25%	3/1/2022	6,425	6,497,281
NANA Development Corp.†	9.50%	3/15/2019	6,233	6,139,505
SPX FLOW, Inc.†	5.625%	8/15/2024	5,752	5,924,560
SPX FLOW, Inc.†	5.875%	8/15/2026	6,067	6,173,173
Titan International, Inc.	6.875%	10/1/2020	6,268	6,471,710
Unifrax I LLC/Unifrax Holding Co.†	7.50%	2/15/2019	5,042	5,054,605
Total				85,642,596

Electric: Generation 1.19%

DPL, Inc.	7.25%	10/15/2021	6,022	6,443,540
Dynegy, Inc.	5.875%	6/1/2023	5,708	5,194,280
Dynegy, Inc.	7.625%	11/1/2024	4,562	4,356,710
Dynegy, Inc.	8.034%	2/2/2024	1,122	1,065,489
Elwood Energy LLC	8.159%	7/5/2026	7,869	8,852,196
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc.(g)	10.00%	12/1/2020	23,490	6,048,675
Listrindo Capital BV (Netherlands)†(a)	4.95%	9/14/2026	6,198	6,108,129
NSG Holdings LLC/NSG Holdings, Inc.†	7.75%	12/15/2025	8,545	9,303,389
Red Oak Power LLC	8.54%	11/30/2019	3,123	3,138,780
Red Oak Power LLC	9.20%	11/30/2029	3,400	3,519,000
Talen Energy Supply LLC	6.50%	6/1/2025	18,967	15,647,775
TerraForm Power Operating LLC†	6.375%	2/1/2023	8,033	8,354,320
Total				78,032,283

Electronics 0.84%

Micron Technology, Inc.†	5.25%	8/1/2023	4,190	4,247,613
Micron Technology, Inc.†	7.50%	9/15/2023	13,821	15,444,967
Qorvo, Inc.	7.00%	12/1/2025	18,614	20,661,540
Sensata Technologies BV (Netherlands)†(a)	5.625%	11/1/2024	13,949	14,768,504
Total				55,122,624

Energy: Exploration & Production 6.79%

Afren plc (United Kingdom)†(a)(g)	6.625%	12/9/2020	4,806	24,991
Afren plc (United Kingdom)†(a)(g)	10.25%	4/8/2019	3,367	17,507
Afren plc (United Kingdom)†(a)(g)	11.50%	2/1/2016	4,294	22,327
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp.†	7.875%	12/15/2024	10,654	11,319,875

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 28, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Energy: Exploration & Production (continued)

Bill Barrett Corp.	7.00%	10/15/2022	$12,528	$12,496,680
Bonanza Creek Energy, Inc.(g)	6.75%	4/15/2021	14,908	13,529,010
California Resources Corp.†	8.00%	12/15/2022	10,830	9,300,263
Callon Petroleum Co.†	6.125%	10/1/2024	9,060	9,490,350
Carrizo Oil & Gas, Inc.	6.25%	4/15/2023	12,757	12,980,247
Chaparral Energy, Inc.(g)	7.625%	11/15/2022	4,559	4,650,180
Chaparral Energy, Inc.(g)	8.25%	9/1/2021	5,506	5,643,650
Chesapeake Energy Corp.	6.625%	8/15/2020	6,943	6,943,000
Concho Resources, Inc.	5.50%	4/1/2023	15,310	15,922,400
CONSOL Energy, Inc.	5.875%	4/15/2022	8,644	8,471,120
CONSOL Energy, Inc.	8.00%	4/1/2023	6,574	6,886,265
Continental Resources, Inc.	3.80%	6/1/2024	14,200	13,223,750
Continental Resources, Inc.	4.50%	4/15/2023	11,611	11,436,835
CrownRock LP/CrownRock Finance, Inc.†	7.125%	4/15/2021	11,850	12,353,625
CrownRock LP/CrownRock Finance, Inc.†	7.75%	2/15/2023	1,850	2,002,625
Denbury Resources, Inc.	4.625%	7/15/2023	3,309	2,597,565
Denbury Resources, Inc.	5.50%	5/1/2022	20,314	16,860,620
Diamondback Energy, Inc.†	4.75%	11/1/2024	6,440	6,488,300
Eclipse Resources Corp.	8.875%	7/15/2023	6,991	7,253,163
Energen Corp.	4.625%	9/1/2021	8,925	8,936,156
EP Energy LLC/Everest Acquisition Finance, Inc.†	8.00%	2/15/2025	1,356	1,323,795
EP Energy LLC/Everest Acquisition Finance, Inc.†	8.00%	11/29/2024	4,477	4,768,005
EP Energy LLC/Everest Acquisition Finance, Inc.	9.375%	5/1/2020	7,224	7,097,580
Hilcorp Energy I LP/Hilcorp Finance Co.†	5.00%	12/1/2024	18,961	18,249,962
Jones Energy Holdings LLC/Jones Energy Finance Corp.	6.75%	4/1/2022	15,233	14,509,432
Kosmos Energy Ltd.†	7.875%	8/1/2021	13,131	13,327,965
Matador Resources Co.	6.875%	4/15/2023	6,901	7,315,060
MEG Energy Corp. (Canada)†(a)	6.50%	1/15/2025	5,414	5,305,720
MEG Energy Corp. (Canada)†(a)	7.00%	3/31/2024	22,079	19,981,495
Murphy Oil Corp.	6.875%	8/15/2024	5,769	6,190,137
Newfield Exploration Co.	5.75%	1/30/2022	6,239	6,691,328
Oasis Petroleum, Inc.	6.875%	3/15/2022	15,597	15,943,097
Parsley Energy LLC/Parsley Finance Corp.†	6.25%	6/1/2024	6,049	6,385,445
PDC Energy, Inc.†	6.125%	9/15/2024	2,755	2,858,313
PDC Energy, Inc.	7.75%	10/15/2022	7,367	7,827,438
Permian Resources LLC†	13.00%	11/30/2020	7,706	9,093,080
Range Resources Corp.	4.875%	5/15/2025	14,768	14,048,060
RSP Permian, Inc.	6.625%	10/1/2022	3,023	3,211,938
Sanchez Energy Corp.	6.125%	1/15/2023	11,130	10,740,450
Sanchez Energy Corp.	7.75%	6/15/2021	4,938	5,086,140

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 28, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Energy: Exploration & Production (continued)

Seven Generations Energy Ltd. (Canada)†(a)	6.75%	5/1/2023	$14,349	$15,174,067
Seven Generations Energy Ltd. (Canada)†(a)	6.875%	6/30/2023	13,506	14,353,501
Tullow Oil plc (United Kingdom)†(a)	6.00%	11/1/2020	6,393	6,057,368
Tullow Oil plc (United Kingdom)†(a)	6.25%	4/15/2022	7,526	7,055,625
WPX Energy, Inc.	5.25%	9/15/2024	12,937	12,694,431
WPX Energy, Inc.	6.00%	1/15/2022	12,275	12,597,219
Total				446,737,155

Environmental 0.09%

Covanta Holding Corp.	5.875%	3/1/2024	6,111	6,217,943

Food & Drug Retailers 0.64%

BI-LO LLC/BI-LO Finance Corp.†	9.25%	2/15/2019	4,505	3,817,987
Ingles Markets, Inc.	5.75%	6/15/2023	4,584	4,755,900
New Albertson’s, Inc.	7.45%	8/1/2029	7,386	7,293,675
New Albertson’s, Inc.	7.75%	6/15/2026	4,098	4,108,245
New Albertson’s, Inc.	8.00%	5/1/2031	3,850	3,840,375
Rite Aid Corp.	7.70%	2/15/2027	4,760	5,712,000
SMU SA (Chile)†(a)	7.75%	2/8/2020	6,448	6,512,480
Tops Holding LLC/Top Markets II Corp.†	8.00%	6/15/2022	7,266	5,994,450
Total				42,035,112

Food: Wholesale 1.48%

Arcor SAIC (Argentina)†(a)	6.00%	7/6/2023	5,934	6,325,644
Bumble Bee Holdco SCA PIK (Luxembourg)†(a)	9.625%	3/15/2018	5,231	5,132,919
Cosan Luxembourg SA (Luxembourg)†(a)	7.00%	1/20/2027	11,122	11,720,364
FAGE International SA/FAGE USA Dairy Industry, Inc. (Luxembourg)†(a)	5.625%	8/15/2026	5,439	5,574,975
Hearthside Group Holdings LLC/Hearthside Finance Co.†	6.50%	5/1/2022	9,572	9,643,790
KeHE Distributors LLC/KeHE Finance Corp.†	7.625%	8/15/2021	9,251	9,297,255
Kernel Holding SA (Ukraine)†(a)	8.75%	1/31/2022	7,746	7,997,745
Lamb Weston Holdings, Inc.†	4.625%	11/1/2024	7,631	7,783,620
MHP SA (Ukraine)†(a)	8.25%	4/2/2020	6,700	6,859,125
Performance Food Group, Inc.†	5.50%	6/1/2024	6,527	6,788,080
Post Holdings, Inc.†	5.75%	3/1/2027	7,494	7,592,396
Post Holdings, Inc.†	8.00%	7/15/2025	3,342	3,784,815
Southern States Cooperative, Inc.†	10.00%	8/15/2021	6,046	5,758,815

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 28, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Food: Wholesale (continued)

Tonon Luxembourg SA (Luxembourg)†(a)(g)	10.50%	5/14/2024	$6,225	$2,770,125
Total				97,029,668

Forestry/Paper 0.86%

Boise Cascade Co.†	5.625%	9/1/2024	14,033	14,418,907
Louisiana-Pacific Corp.	4.875%	9/15/2024	12,030	12,150,300
Millar Western Forest Products Ltd. (Canada)(a)	8.50%	4/1/2021	4,091	2,444,373
Neenah Paper, Inc.†	5.25%	5/15/2021	7,386	7,570,650
Norbord, Inc. (Canada)†(a)	6.25%	4/15/2023	12,650	13,440,625
Rayonier AM Products, Inc.†	5.50%	6/1/2024	6,568	6,305,280
Total				56,330,135

Gaming 2.83%

Boyd Gaming Corp.	6.875%	5/15/2023	4,965	5,380,819
Caesars Entertainment Operating Co., Inc.(g)	11.25%	6/1/2017	5,108	5,631,130
Carlson Travel, Inc.†	6.75%	12/15/2023	5,450	5,722,500
Churchill Downs, Inc.	5.375%	12/15/2021	8,051	8,423,359
Eldorado Resorts, Inc.	7.00%	8/1/2023	8,833	9,418,186
GLP Capital LP/GLP Financing II, Inc.	5.375%	4/15/2026	4,415	4,630,231
Greektown Holdings LLC/Greektown Mothership Corp.†	8.875%	3/15/2019	6,044	6,361,310
International Game Technology plc†	6.50%	2/15/2025	9,072	9,956,520
Jacobs Entertainment, Inc.†	7.875%	2/1/2024	6,323	6,512,690
MCE Finance Ltd. (Hong Kong)†(a)	5.00%	2/15/2021	5,665	5,749,975
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.†	5.625%	5/1/2024	5,011	5,311,660
MGM Resorts International	6.00%	3/15/2023	35,374	38,646,095
MGM Resorts International	7.75%	3/15/2022	2,156	2,522,520
Mohegan Tribal Gaming Authority†	7.875%	10/15/2024	13,526	13,915,955
Pinnacle Entertainment, Inc.†	5.625%	5/1/2024	5,442	5,550,840
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp.†	6.125%	8/15/2021	7,716	7,911,215
Scientific Games International, Inc.	10.00%	12/1/2022	8,390	8,935,350
Shingle Springs Tribal Gaming Authority†	9.75%	9/1/2021	3,693	4,043,835
Sugarhouse HSP Gaming Prop. Mezz. LP/Sugarhouse HSP Gaming Finance Corp.†	6.375%	6/1/2021	11,908	12,086,620
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.†	5.50%	3/1/2025	10,355	10,613,875
Wynn Macau Ltd. (Macau)†(a)	5.25%	10/15/2021	8,513	8,747,107
Total				186,071,792

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 28, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Gas Distribution 2.65%

Antero Midstream Partners LP/Antero Midstream Finance Corp.†	5.375%	9/15/2024	$8,225	$8,389,500
Blue Racer Midstream LLC/Blue Racer Finance Corp.†	6.125%	11/15/2022	6,885	7,039,913
Cheniere Corpus Christi Holdings LLC†	5.875%	3/31/2025	11,378	12,074,902
Cheniere Corpus Christi Holdings LLC†	7.00%	6/30/2024	5,339	6,006,375
Enable Oklahoma Intrastate Transmission LLC†	6.25%	3/15/2020	6,559	6,931,177
Energy Transfer Equity LP	5.50%	6/1/2027	10,571	11,244,901
Energy Transfer Equity LP	5.875%	1/15/2024	8,856	9,564,480
Genesis Energy LP/Genesis Energy Finance Corp.	6.75%	8/1/2022	4,964	5,199,790
Holly Energy Partners LP/Holly Energy Finance Corp.†	6.00%	8/1/2024	7,202	7,598,110
IFM US Colonial Pipeline 2 LLC†	6.45%	5/1/2021	4,700	5,113,280
LBC Tank Terminals Holding Netherlands BV (Belgium)†(a)	6.875%	5/15/2023	6,105	6,379,725
NGL Energy Partners LP/NGL Energy Finance Corp.†	7.50%	11/1/2023	15,224	16,099,380
Rockies Express Pipeline LLC†	5.625%	4/15/2020	10,597	11,232,820
Rockies Express Pipeline LLC†	6.875%	4/15/2040	13,093	14,009,510
Southern Star Central Corp.†	5.125%	7/15/2022	9,846	10,067,535
Tesoro Logistics LP/Tesoro Logistics Finance Corp.	5.25%	1/15/2025	6,607	6,986,903
Tesoro Logistics LP/Tesoro Logistics Finance Corp.	6.25%	10/15/2022	5,080	5,461,000
Williams Cos., Inc. (The)	4.55%	6/24/2024	18,746	19,120,920
Williams Cos., Inc. (The)	5.75%	6/24/2044	5,664	5,748,960
Total				174,269,181

Health Facilities 3.12%

Acadia Healthcare Co., Inc.	5.625%	2/15/2023	5,913	6,105,173
Acadia Healthcare Co., Inc.	6.50%	3/1/2024	6,533	6,957,645
CHS/Community Health Systems, Inc.	7.125%	7/15/2020	9,964	9,415,980
CHS/Community Health Systems, Inc.	8.00%	11/15/2019	19,248	18,911,160
Envision Healthcare Corp.	5.625%	7/15/2022	8,360	8,736,200
HCA, Inc.	5.25%	4/15/2025	9,429	10,077,244
HCA, Inc.	5.25%	6/15/2026	13,000	13,763,750
HCA, Inc.	5.875%	3/15/2022	15,361	16,993,106
HCA, Inc.	7.50%	2/15/2022	5,000	5,781,250
HCA, Inc.	7.50%	12/15/2023	10,647	12,057,728
HCA, Inc.	7.69%	6/15/2025	3,765	4,216,800
HCA, Inc.	8.36%	4/15/2024	12,701	14,796,665
Kindred Healthcare, Inc.	8.75%	1/15/2023	9,125	8,896,875
LifePoint Health, Inc.†	5.375%	5/1/2024	2,401	2,425,010
MPT Operating Partnership LP/MPT Finance Corp.	5.25%	8/1/2026	6,756	6,840,450
RegionalCare Hospital Partners Holdings, Inc.†	8.25%	5/1/2023	10,879	11,749,320
Surgery Center Holdings, Inc.†	8.875%	4/15/2021	6,230	6,681,675
Tenet Healthcare Corp.	6.75%	6/15/2023	27,874	27,699,787

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 28, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Health Facilities (continued)

Tenet Healthcare Corp.	8.125%	4/1/2022	$12,425	$13,077,312
Total				205,183,130

Health Services 0.61%

Air Medical Merger Sub Corp.†	6.375%	5/15/2023	7,292	7,127,930
inVentiv Group Holdings, Inc./inVentiv Health Inc/inVentiv Health Clinical, Inc.†	7.50%	10/1/2024	5,776	6,064,800
Jaguar Holding Co. II/Pharmaceutical Product Development LLC†	6.375%	8/1/2023	5,329	5,748,659
Sterigenics-Nordion Holdings LLC†	6.50%	5/15/2023	6,216	6,371,400
Sterigenics-Nordion Topco LLC PIK†	8.125%	11/1/2021	14,198	14,659,435
Total				39,972,224

Hotels 0.49%

ESH Hospitality, Inc.†	5.25%	5/1/2025	9,075	9,177,094
Hilton Domestic Operating Co., Inc.†	4.25%	9/1/2024	7,611	7,565,334
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.†	6.125%	12/1/2024	9,107	9,653,420
Playa Resorts Holding BV (Netherlands)†(a)	8.00%	8/15/2020	5,349	5,696,685
Total				32,092,533

Insurance Brokerage 0.13%

Alliant Holdings Intermediate LLC†	8.25%	8/1/2023	8,196	8,667,270

Integrated Energy 0.62%

Cenovus Energy, Inc. (Canada)(a)	5.20%	9/15/2043	10,216	10,148,125
Cenovus Energy, Inc. (Canada)(a)	6.75%	11/15/2039	13,125	14,873,919
Petrobras Global Finance BV (Netherlands)(a)	4.375%	5/20/2023	10,340	9,616,200
Petrobras Global Finance BV (Netherlands)(a)	6.125%	1/17/2022	5,932	6,109,960
Total				40,748,204

Investments & Miscellaneous Financial Services 0.11%

OM Asset Management plc (United Kingdom)(a)	4.80%	7/27/2026	7,100	6,986,769

Life Insurance 0.13%

CNO Financial Group, Inc.	5.25%	5/30/2025	7,993	8,272,755

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 28, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Machinery 0.40%

ATS Automation Tooling Systems, Inc. (Canada)†(a)	6.50%	6/15/2023	$5,969	$6,252,528
Gardner Denver, Inc.†	6.875%	8/15/2021	11,117	11,506,095
Manitowoc Foodservice, Inc.	9.50%	2/15/2024	7,122	8,270,422
Total				26,029,045

Managed Care 0.43%

Centene Corp.	6.125%	2/15/2024	18,110	19,694,625
MPH Acquisition Holdings LLC†	7.125%	6/1/2024	7,894	8,525,520
Total				28,220,145

Media: Content 2.34%

AMC Networks, Inc.	4.75%	12/15/2022	28,192	28,544,400
AMC Networks, Inc.	5.00%	4/1/2024	6,904	6,986,020
Belo Corp.	7.25%	9/15/2027	7,158	7,712,745
EMI Music Publishing Group North America Holdings, Inc.†	7.625%	6/15/2024	10,118	11,155,095
iHeartCommunications, Inc.	9.00%	3/1/2021	24,231	19,717,976
Netflix, Inc.†	4.375%	11/15/2026	5,750	5,706,875
Netflix, Inc.	5.875%	2/15/2025	27,903	30,239,876
Sirius XM Radio, Inc.†	5.375%	7/15/2026	6,578	6,726,005
Sirius XM Radio, Inc.†	6.00%	7/15/2024	7,306	7,799,155
Townsquare Media, Inc.†	6.50%	4/1/2023	10,533	10,388,171
Univision Communications, Inc.†	5.125%	2/15/2025	12,469	12,344,310
WMG Acquisition Corp.†	5.00%	8/1/2023	6,372	6,531,300
Total				153,851,928

Medical Products 0.93%

Fresenius Medical Care US Finance II, Inc.†	5.875%	1/31/2022	21,736	23,828,090
Hill-Rom Holdings, Inc.†	5.00%	2/15/2025	6,599	6,648,492
Hill-Rom Holdings, Inc.†	5.75%	9/1/2023	8,123	8,529,150
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA†	6.625%	5/15/2022	17,811	15,940,845
Teleflex, Inc.	4.875%	6/1/2026	5,946	6,005,460
Total				60,952,037

Metals/Mining (Excluding Steel) 7.16%

Alamos Gold, Inc. (Canada)†(a)	7.75%	4/1/2020	4,848	5,057,070
Alcoa Nederland Holding BV (Netherlands)†(a)	6.75%	9/30/2024	15,552	16,951,680
Aleris International, Inc.†	9.50%	4/1/2021	14,499	15,583,525

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 28, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Metals/Mining (Excluding Steel) (continued)

Anglo American Capital plc (United Kingdom)†(a)	4.875%	5/14/2025	$9,075	$9,460,687
Baffinland Iron Mines Corp. (Canada)†(a)	12.00%	2/1/2022	12,825	13,017,375
Cia Minera Milpo SAA (Peru)†(a)	4.625%	3/28/2023	6,344	6,502,600
Cliffs Natural Resources, Inc.†	5.75%	3/1/2025	4,742	4,663,757
Cliffs Natural Resources, Inc.	5.90%	3/15/2020	7,192	7,533,620
Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp.	12.00%	11/1/2021	8,005	8,765,475
Coeur Mining, Inc.	7.875%	2/1/2021	7,030	7,293,625
Compass Minerals International, Inc.†	4.875%	7/15/2024	12,225	11,980,500
Constellium NV (Netherlands)†(a)	6.625%	3/1/2025	5,698	5,680,194
Contura Energy, Inc.†	10.00%	8/1/2021	5,543	5,972,583
Eldorado Gold Corp. (Canada)†(a)	6.125%	12/15/2020	5,955	6,148,538
Ferroglobe plc/Globe Specialty Metals, Inc. (United kingdom)†(a)	9.375%	3/1/2022	10,613	11,143,650
First Quantum Minerals Ltd. (Canada)†(a)	6.75%	2/15/2020	6,680	6,880,400
First Quantum Minerals Ltd. (Canada)†(a)	7.25%	10/15/2019	2,310	2,393,738
Freeport-McMoRan, Inc.	3.55%	3/1/2022	25,364	23,683,635
Freeport-McMoRan, Inc.	3.875%	3/15/2023	45,638	42,215,150
GrafTech International Ltd.	6.375%	11/15/2020	15,000	12,825,000
Grinding Media, Inc./MC Grinding Media Canada, Inc.†	7.375%	12/15/2023	5,794	6,214,065
Hecla Mining Co.	6.875%	5/1/2021	8,926	9,260,725
HudBay Minerals, Inc. (Canada)†(a)	7.25%	1/15/2023	1,789	1,918,703
HudBay Minerals, Inc. (Canada)†(a)	7.625%	1/15/2025	3,981	4,369,148
Imperial Metals Corp. (Canada)†(a)	7.00%	3/15/2019	8,089	7,724,995
Indo Energy Finance BV (Netherlands)†(a)	7.00%	5/7/2018	6,386	6,325,333
Indo Energy Finance II BV (Netherlands)†(a)	6.375%	1/24/2023	7,817	7,243,349
Kaiser Aluminum Corp.	5.875%	5/15/2024	3,870	4,073,175
Kinross Gold Corp. (Canada)(a)	5.125%	9/1/2021	6,200	6,556,500
Kinross Gold Corp. (Canada)(a)	5.95%	3/15/2024	15,671	16,650,437
Lundin Mining Corp. (Canada)†(a)	7.875%	11/1/2022	16,999	18,698,900
Mirabela Nickel Ltd. (Australia)(a)	1.00%	9/10/2044	51	5
New Gold, Inc. (Canada)†(a)	6.25%	11/15/2022	10,465	10,648,137
Novelis Corp.†	5.875%	9/30/2026	7,559	7,795,219
Novelis Corp.†	6.25%	8/15/2024	7,351	7,810,438
Peabody Energy Corp.†(g)	10.00%	3/15/2022	7,120	5,998,319
Peabody Securities Finance Corp.†	6.00%	3/31/2022	1,758	1,797,555
Peabody Securities Finance Corp.†	6.375%	3/31/2025	7,826	8,002,085
Petra Diamonds US Treasury plc (United Kingdom)†(a)	8.25%	5/31/2020	5,845	6,137,250
Rain CII Carbon LLC/CII Carbon Corp.†	8.00%	12/1/2018	2,363	2,365,954
Rain CII Carbon LLC/CII Carbon Corp.†	8.25%	1/15/2021	9,015	9,307,987

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 28, 2017

Investments	Interest Rate	Maturity Date		Principal Amount (000)		Fair Value
Metals/Mining (Excluding Steel) (continued)

Rain CII Carbon LLC/CII Carbon Corp.†(b)	8.50%	1/15/2021		EUR	3,679	$4,061,305
Rusal Capital DAC (Ireland)†(a)	5.125%	2/2/2022			$13,165	13,230,904
Samarco Mineracao SA (Brazil)†(a)(g)	4.125%	11/1/2022			9,380	6,636,350
Teck Resources Ltd. (Canada)(a)	4.75%	1/15/2022			27,580	28,786,625
Teck Resources Ltd. (Canada)†(a)	8.50%	6/1/2024			9,436	11,040,120
Vale Overseas Ltd. (Brazil)(a)	6.25%	8/10/2026			10,453	11,563,631
Vale SA (Brazil)(a)	5.625%	9/11/2042			6,558	6,361,260
Vedanta Resources plc (India)†(a)	6.375%	7/30/2022			9,843	10,108,761
Volcan Cia Minera SAA (Peru)†(a)	5.375%	2/2/2022			6,128	6,381,086
Total						470,821,123

Monoline Insurance 0.42%

MGIC Investment Corp.	5.75%	8/15/2023			12,840	13,610,400
Radian Group, Inc.	7.00%	3/15/2021			12,771	14,287,556
Total						27,897,956

Multi-Line Insurance 0.12%

ING Groep NV (Netherlands)(a)	6.875%#	—	(f)		7,536	7,719,758

Oil Field Equipment & Services 3.16%

Bristow Group, Inc.	6.25%	10/15/2022			6,972	6,083,070
Ensco plc (United kingdom)(a)	5.20%	3/15/2025			19,435	17,297,150
Forum Energy Technologies, Inc.	6.25%	10/1/2021			11,549	11,664,490
FTS International, Inc.	6.25%	5/1/2022			6,578	6,249,100
FTS International, Inc.†	8.463%#	6/15/2020			9,745	10,049,531
Gulfmark Offshore, Inc.	6.375%	3/15/2022			7,816	4,885,000
Nabors Industries, Inc.†	5.50%	1/15/2023			19,434	20,150,629
Noble Holding International Ltd.	7.20%	4/1/2025			7,858	7,651,728
Noble Holding International Ltd.	7.75%	1/15/2024			10,145	9,891,375
Oceaneering International, Inc.	4.65%	11/15/2024			6,763	6,881,413
Precision Drilling Corp. (Canada)(a)	5.25%	11/15/2024			19,214	19,117,930
Precision Drilling Corp. (Canada)(a)	6.50%	12/15/2021			5,748	5,934,810
Precision Drilling Corp. (Canada)†(a)	7.75%	12/15/2023			4,385	4,768,688
Rowan Cos., Inc.	7.375%	6/15/2025			7,534	7,835,360
SESI LLC	7.125%	12/15/2021			14,162	14,622,265
Transocean Phoenix 2 Ltd.†	7.75%	10/15/2024			8,390	9,082,175
Transocean Proteus Ltd.†	6.25%	12/1/2024			8,977	9,327,552

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 28, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil Field Equipment & Services (continued)

Trinidad Drilling Ltd. (Canada)†(a)	6.625%	2/15/2025	$8,732	$9,015,790
Unit Corp.	6.625%	5/15/2021	9,034	9,056,585
Weatherford International Ltd.	7.75%	6/15/2021	10,539	11,408,467
Weatherford International Ltd.†	9.875%	2/15/2024	5,966	6,920,560
Total				207,893,668

Oil Refining & Marketing 0.21%

Citgo Holding, Inc.†	10.75%	2/15/2020	12,616	13,751,440

Packaging 0.87%

BWAY Holding Co.†	9.125%	8/15/2021	7,669	8,359,210
Consolidated Container Co. LLC/Consolidated Container Capital, Inc.†	10.125%	7/15/2020	4,870	5,052,625
Graphic Packaging International, Inc.	4.875%	11/15/2022	5,626	5,879,170
Pactiv LLC	7.95%	12/15/2025	9,375	10,218,750
Sealed Air Corp.†	4.875%	12/1/2022	3,724	3,863,650
Sealed Air Corp.†	5.125%	12/1/2024	5,177	5,435,850
Sealed Air Corp.†	6.875%	7/15/2033	678	739,020
Signode Industrial Group Lux SA/Signode Industrial Group US, Inc.†	6.375%	5/1/2022	11,584	11,960,480
Silgan Holdings, Inc.†	4.75%	3/15/2025	5,996	6,048,465
Total				57,557,220

Personal & Household Products 1.08%

Arcelik AS (Turkey)†(a)	5.00%	4/3/2023	6,125	6,071,486
Avon Products, Inc.	7.00%	3/15/2023	8,430	7,924,200
Central Garden & Pet Co.	6.125%	11/15/2023	9,889	10,605,952
FGI Operating Co. LLC/FGI Finance, Inc.	7.875%	5/1/2020	12,487	10,395,428
Gibson Brands, Inc.†	8.875%	8/1/2018	8,095	7,346,213
Prestige Brands, Inc.†	6.375%	3/1/2024	5,338	5,684,970
Revlon Consumer Products Corp.	6.25%	8/1/2024	8,839	9,104,170
Scotts Miracle-Gro Co. (The)	6.00%	10/15/2023	5,965	6,386,248
Springs Industries, Inc.	6.25%	6/1/2021	7,452	7,731,450
Total				71,250,117

Pharmaceuticals 0.13%

AMAG Pharmaceuticals, Inc.†	7.875%	9/1/2023	8,645	8,385,650

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 28, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Rail 0.63%

Florida East Coast Holdings Corp.†	6.75%	5/1/2019	$11,918	$12,275,540
Florida East Coast Holdings Corp.†	9.75%	5/1/2020	12,210	12,728,925
Rumo Luxembourg Sarl (Luxembourg)†(a)	7.375%	2/9/2024	6,199	6,384,970
Watco Cos. LLC/Watco Finance Corp.†	6.375%	4/1/2023	9,293	9,780,882
Total				41,170,317

Real Estate Investment Trusts 0.37%

DuPont Fabros Technology LP	5.625%	6/15/2023	5,825	6,079,844
Starwood Property Trust, Inc.†	5.00%	12/15/2021	5,774	6,012,177
VEREIT Operating Partnership LP	4.60%	2/6/2024	6,209	6,399,151
VEREIT Operating Partnership LP	4.875%	6/1/2026	5,893	6,195,016
Total				24,686,188

Recreation & Travel 0.92%

Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.	5.375%	6/1/2024	6,711	6,979,440
ClubCorp Club Operations, Inc.†	8.25%	12/15/2023	5,282	5,760,655
LTF Merger Sub, Inc.†	8.50%	6/15/2023	8,570	9,127,050
NCL Corp. Ltd.†	4.625%	11/15/2020	6,419	6,627,617
Royal Caribbean Cruises Ltd.	7.50%	10/15/2027	8,646	10,699,425
Silversea Cruise Finance Ltd. (Bahamas)†(a)	7.25%	2/1/2025	9,307	9,749,082
Six Flags Entertainment Corp.†	4.875%	7/31/2024	7,370	7,462,125
Speedway Motorsports, Inc.	5.125%	2/1/2023	4,089	4,160,558
Total				60,565,952

Restaurants 0.90%

Arcos Dorados Holdings, Inc. (Uruguay)†(a)	6.625%	9/27/2023	4,597	4,869,556
Carrols Restaurant Group, Inc.	8.00%	5/1/2022	6,861	7,423,602
CEC Entertainment, Inc.	8.00%	2/15/2022	11,117	11,756,228
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC†	5.00%	6/1/2024	12,320	12,678,512
PF Chang’s China Bistro, Inc.†	10.25%	6/30/2020	6,434	6,434,000
Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC†	5.875%	5/15/2021	5,555	5,721,650
Wendy’s International LLC	7.00%	12/15/2025	10,154	10,357,080
Total				59,240,628

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 28, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Software/Services 1.80%

Camelot Finance SA (Luxembourg)†(a)	7.875%	10/15/2024	$5,609	$5,987,608
First Data Corp.†	5.00%	1/15/2024	3,547	3,635,604
First Data Corp.†	5.75%	1/15/2024	10,567	10,989,680
First Data Corp.†	7.00%	12/1/2023	21,443	23,104,832
Infinity Acquisition LLC/Infinity Acquisition Finance Corp.†	7.25%	8/1/2022	6,574	5,826,208
MSCI, Inc.†	5.75%	8/15/2025	12,170	13,021,900
PTC, Inc.	6.00%	5/15/2024	9,382	10,038,740
RP Crown Parent LLC†	7.375%	10/15/2024	5,070	5,336,175
Solera LLC/Solera Finance, Inc.†	10.50%	3/1/2024	10,950	12,537,750
Sophia LP/Sophia Finance, Inc.†	9.00%	9/30/2023	6,529	6,937,062
VeriSign, Inc.	4.625%	5/1/2023	5,676	5,817,900
VeriSign, Inc.	5.25%	4/1/2025	8,447	8,837,674
WEX, Inc.†	4.75%	2/1/2023	5,995	5,995,000
Total				118,066,133

Specialty Retail 1.54%

FirstCash, Inc.	6.75%	4/1/2021	11,868	12,520,740
Group 1 Automotive, Inc.	5.00%	6/1/2022	6,074	6,286,590
Hot Topic, Inc.†	9.25%	6/15/2021	9,398	9,585,960
Jo-Ann Stores Holdings, Inc. PIK†	9.75%	10/15/2019	6,434	6,112,300
L Brands, Inc.	6.75%	7/1/2036	1,371	1,324,839
L Brands, Inc.	6.875%	11/1/2035	11,835	11,435,569
Men’s Wearhouse, Inc. (The)	7.00%	7/1/2022	9,033	8,581,350
Midas Intermediate Holdco II LLC/Midas Intermediate Holdco II Finance, Inc.†	7.875%	10/1/2022	12,752	13,217,448
Murphy Oil USA, Inc.	6.00%	8/15/2023	7,432	7,831,470
Neiman Marcus Group Ltd. LLC†	8.00%	10/15/2021	6,658	4,211,185
Penske Automotive Group, Inc.	5.50%	5/15/2026	7,573	7,540,436
PetSmart, Inc.†	7.125%	3/15/2023	12,599	12,394,266
Total				101,042,153

Steel Producers/Products 1.92%

AK Steel Corp.	7.625%	10/1/2021	6,071	6,329,017
ArcelorMittal (Luxembourg)(a)	6.125%	6/1/2025	41,746	47,120,797
BlueScope Steel Finance Ltd/BlueScope Steel Finance USA LLC (Australia)†(a)	6.50%	5/15/2021	8,832	9,428,160
Commercial Metals Co.	4.875%	5/15/2023	4,865	4,998,788
CSN Resources SA (Brazil)†(a)	6.50%	7/21/2020	7,550	6,672,312
Gerdau Trade, Inc.†	4.75%	4/15/2023	3,155	3,094,705

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 28, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Steel Producers/Products (continued)

GTL Trade Finance, Inc.†	5.893%	4/29/2024	$9,095	$9,231,425
Joseph T Ryerson & Son, Inc.†	11.00%	5/15/2022	8,892	9,936,810
Steel Dynamics, Inc.†	5.00%	12/15/2026	3,010	3,118,781
Steel Dynamics, Inc.	5.50%	10/1/2024	7,027	7,492,890
U.S. Steel Corp.	6.875%	4/1/2021	977	1,013,638
U.S. Steel Corp.	7.50%	3/15/2022	4,235	4,414,988
U.S. Steel Corp.†	8.375%	7/1/2021	6,577	7,415,567
Zekelman Industries, Inc.†	9.875%	6/15/2023	5,421	6,139,283
Total				126,407,161

Support: Services 2.99%

AECOM†	5.125%	3/15/2027	11,975	12,198,334
AECOM	5.875%	10/15/2024	5,866	6,437,935
Ahern Rentals, Inc.†	7.375%	5/15/2023	10,342	9,669,770
Algeco Scotsman Global Finance plc (United Kingdom)†(a)	10.75%	10/15/2019	6,169	5,397,875
APX Group, Inc.	8.75%	12/1/2020	10,215	10,623,600
BakerCorp International, Inc.	8.25%	6/1/2019	8,188	7,758,130
BlueLine Rental Finance Corp.†	7.00%	2/1/2019	7,727	7,920,175
Brand Energy & Infrastructure Services, Inc.†	8.50%	12/1/2021	8,575	9,025,187
Carlson Travel, Inc.†	9.50%	12/15/2024	7,201	7,723,072
Cloud Crane LLC†	10.125%	8/1/2024	5,799	6,378,900
Deck Chassis Acquisition, Inc.†	10.00%	6/15/2023	5,764	6,153,070
Donnelley Financial Solutions, Inc.†	8.25%	10/15/2024	10,135	10,540,400
GEO Group, Inc. (The)	6.00%	4/15/2026	14,172	14,823,912
Jurassic Holdings III, Inc.†	6.875%	2/15/2021	7,869	6,629,633
Leidos Holdings, Inc.	4.45%	12/1/2020	2,488	2,600,308
MasTec, Inc.	4.875%	3/15/2023	12,938	13,002,690
Mobile Mini, Inc.	5.875%	7/1/2024	5,916	6,197,010
Monitronics International, Inc.	9.125%	4/1/2020	6,575	6,575,000
Rent-A-Center, Inc.	4.75%	5/1/2021	8,869	7,183,890
Ritchie Bros Auctioneers, Inc. (Canada)†(a)	5.375%	1/15/2025	6,834	7,047,562
Sotheby’s†	5.25%	10/1/2022	7,206	7,386,150
Team Health Holdings, Inc.†	6.375%	2/1/2025	3,356	3,347,610
United Rentals North America, Inc.	5.875%	9/15/2026	3,158	3,335,638
United Rentals North America, Inc.	6.125%	6/15/2023	5,160	5,443,800
Vander Intermediate Holding II Corp. PIK†	9.75%	2/1/2019	6,389	6,420,416
York Risk Services Holding Corp.†	8.50%	10/1/2022	7,113	6,668,438
Total				196,488,505

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 28, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Technology Hardware & Equipment 1.53%

CDW LLC/CDW Finance Corp.	5.00%	9/1/2023	$3,586	$3,702,545
CDW LLC/CDW Finance Corp.	5.50%	12/1/2024	11,325	11,947,875
CommScope Technologies Finance LLC†	6.00%	6/15/2025	5,776	6,209,200
Diamond 1 Finance Corp./Diamond 2 Finance Corp.†	5.875%	6/15/2021	11,765	12,452,864
Diamond 1 Finance Corp./Diamond 2 Finance Corp.†	7.125%	6/15/2024	36,752	40,629,336
Riverbed Technology, Inc.†	8.875%	3/1/2023	7,482	8,024,445
Western Digital Corp.	10.50%	4/1/2024	15,046	17,641,435
Total				100,607,700

Telecommunications: Satellite 0.45%

Intelsat Connect Finance SA (Luxembourg)†(a)	12.50%	4/1/2022	9,886	8,674,965
Intelsat Jackson Holdings SA (Luxembourg)(a)	7.25%	4/1/2019	13,950	13,426,875
Intelsat Jackson Holdings SA (Luxembourg)†(a)	8.00%	2/15/2024	6,616	7,194,900
Total				29,296,740

Telecommunications: Wireless 3.26%

Comcel Trust via Comunicaciones Celulares SA†	6.875%	2/6/2024	9,825	10,426,781
GTH Finance BV (Netherlands)†(a)	7.25%	4/26/2023	9,962	11,013,987
SBA Communications Corp.	4.875%	7/15/2022	7,916	8,113,900
Sprint Corp.	7.125%	6/15/2024	10,425	11,281,831
Sprint Corp.	7.625%	2/15/2025	38,016	42,482,880
Sprint Corp.	7.875%	9/15/2023	10,638	11,861,370
T-Mobile USA, Inc.	6.375%	3/1/2025	2,650	2,855,322
T-Mobile USA, Inc.	6.50%	1/15/2024	7,272	7,831,944
T-Mobile USA, Inc.	6.50%	1/15/2026	47,661	52,486,676
T-Mobile USA, Inc.	6.625%	4/1/2023	2,971	3,164,115
T-Mobile USA, Inc.	6.836%	4/28/2023	25,816	27,599,886
Telefonica Celular del Paraguay SA (Paraguay)†(a)	6.75%	12/13/2022	6,535	6,861,750
Wind Acquisition Finance SA (Italy)†(a)	7.375%	4/23/2021	17,628	18,399,225
Total				214,379,667

Telecommunications: Wireline Integrated & Services 2.58%

Cogent Communications Group, Inc.†	5.375%	3/1/2022	12,907	13,487,815
Columbus Cable Barbados Ltd. (Barbados)†(a)	7.375%	3/30/2021	6,450	6,887,826
Communications Sales & Leasing, Inc./CSL Capital LLC†	6.00%	4/15/2023	2,558	2,692,295
Communications Sales & Leasing, Inc./CSL Capital LLC†	7.125%	12/15/2024	4,068	4,200,210
Communications Sales & Leasing, Inc./CSL Capital LLC	8.25%	10/15/2023	6,750	7,349,063
Consolidated Communications, Inc.	6.50%	10/1/2022	5,250	5,263,125

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 28, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Telecommunications: Wireline Integrated & Services (continued)

CyrusOne LP/CyrusOne Finance Corp.	6.375%	11/15/2022		$2,865	$3,037,674
Equinix, Inc.	5.375%	4/1/2023		5,260	5,483,550
Equinix, Inc.	5.875%	1/15/2026		29,154	31,212,855
Frontier Communications Corp.	9.25%	7/1/2021		11,025	11,658,937
Frontier Communications Corp.	11.00%	9/15/2025		7,825	7,903,250
GCI, Inc.	6.875%	4/15/2025		16,246	16,936,455
IHS Netherlands Holdco BV (Netherlands)†(a)	9.50%	10/27/2021		11,740	12,446,020
Sable International Finance Ltd.†	6.875%	8/1/2022		9,375	10,169,063
Windstream Services LLC	7.75%	10/1/2021		19,412	20,091,420
Zayo Group LLC/Zayo Capital, Inc.	6.00%	4/1/2023		10,187	10,823,687
Total					169,643,245

Theaters & Entertainment 0.39%

AMC Entertainment Holdings, Inc.†	5.875%	11/15/2026		6,258	6,416,453
Carmike Cinemas, Inc.†	6.00%	6/15/2023		5,723	6,123,610
Cinemark USA, Inc.	4.875%	6/1/2023		9,315	9,594,450
Production Resource Group, Inc.	8.875%	5/1/2019		4,182	3,241,050
Total					25,375,563

Transportation: Infrastructure/Services 1.00%

Delhi International Airport Pvt Ltd. (India)†(a)	6.125%	10/31/2026		7,797	8,187,731
Dynagas LNG Partners LP/Dynagas Finance, Inc. (Greece)(a)	6.25%	10/30/2019		8,856	8,811,720
Eletson Holdings, Inc. (Greece)†(a)	9.625%	1/15/2022		9,307	7,980,752
Golar LNG Partners LP (United kingdom)†(a)	7.289%#	5/15/2021		7,000	7,026,250
Hapag-Lloyd AG†(b)	6.75%	2/1/2022	EUR	5,698	6,360,616
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc. (Greece)†(a)	8.125%	11/15/2021		$10,232	9,234,380
Stena AB (Sweden)†(a)	7.00%	2/1/2024		8,375	7,935,313
Ultrapetrol Bahamas Ltd. (Bahamas)(a)(g)	8.875%	6/15/2021		6,354	1,334,340
XPO Logistics, Inc.†	6.50%	6/15/2022		8,740	9,209,775
Total					66,080,877

Trucking & Delivery 0.14%

XPO CNW, Inc.	6.70%	5/1/2034		9,848	9,060,160
Total High Yield Corporate Bonds (cost $5,151,513,860)					5,432,500,085

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITY 0.03%

Morgan Stanley Capital I Trust 2005-IQ9 G† (cost $1,970,537)	5.51%#	7/15/2056		2,000	1,945,172

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 28, 2017

Investments	Dividend Rate		Shares (000)	Fair Value
PREFERRED STOCK 0.04%

Energy: Exploration & Production

Templar Energy LLC Units (cost $1,691,790)	Zero Coupon		169	$2,537,685

	Exercise Price	Expiration Date
WARRANT 0.00%

Electric: Generation

Dynegy, Inc.* (cost $187,817)	$35.00	2/2/2024	184	138,101
Total Long-Term Investments (cost $6,104,724,372)				6,442,185,732

	Principal Amount (000)
SHORT-TERM INVESTMENT 0.94%

REPURCHASE AGREEMENT

Repurchase Agreement dated 2/28/2017, 0.03% due 3/1/2017 with Fixed Income Clearing Corp. collateralized by $59,240,000 of U.S. Treasury Inflation Indexed Note at 0.125% due 4/15/2017; value: $63,352,382; proceeds: $62,105,289 (cost $62,105,238)	$62,105	62,105,238
Total Investments in Securities 98.93% (cost $6,166,829,610)		6,504,290,970
Other Assets in Excess of Liabilities(h) 1.07%		70,515,362
Net Assets 100.00%		$6,574,806,332

CAD	Canadian dollar.
EUR	euro.
GBP	British pound.
ZAR	South African rand.
ADR	American Depositary Receipt.
PIK	Payment-in-kind.
Units	More than one class of securities traded together.

*	Non-income producing security.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at February 28, 2017.
~	Deferred interest debentures pay the stated rate, after which they pay a predetermined interest rate.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 28, 2017

(a)	Foreign security traded in U.S. dollars.
(b)	Investment in non-U.S. dollar denominated securities.
(c)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at February 28, 2017.
(d)	Interest rate to be determined.
(e)	Stub Rights issued in connection with a plan of reorganization.
(f)	Security is perpetual in nature and has no stated maturity.
(g)	Defaulted (non-income producing security).
(h)	Other Assets in Excess of Liabilities include net unrealized appreciation/depreciation on credit default swaps, forward foreign currency exchange contracts and futures contracts as follows:

Centrally Cleared Credit Default Swaps on Indexes - Buy Protection at February 28, 2017(1):

Referenced Index*	Fund Pays	Termination Date	Notional Amount	Fair Value(2)	Payments Upfront(3)	Unrealized Depreciation(4)
CDX.NA.EM.26(5)	1.00%	12/20/2021	$33,450,000	$35,152,508	$2,491,634	$(789,127)

*	The Referenced Index is for the Credit Default Swaps on Indexes, which is comprised of a basket of Emerging markets sovereign issuers. (See Note 2(n)).
(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Fair value serves as the indicator of the current status of payment/performance risk.
(3)	Upfront payments received by Central Clearinghouse are presented net of amortization (See Note 2(n)).
(4)	Total unrealized appreciation on Credit Default Swaps in Indexes amounted to $0. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $789,127.
(5)	Central Clearinghouse: Credit Suisse.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 28, 2017

Open Forward Foreign Currency Exchange Contracts at February 28, 2017:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
British pound	Buy	State Street Bank and Trust	4/19/2017	672,000	$834,545	$834,836	$291
euro	Buy	Standard Chartered Bank	5/16/2017	6,050,000	6,400,047	6,431,452	31,405
Canadian dollar	Sell	State Street Bank and Trust	5/23/2017	3,300,000	2,532,542	2,486,316	46,226
Canadian dollar	Sell	State Street Bank and Trust	5/23/2017	10,100,000	7,755,494	7,609,634	145,860
euro	Sell	Goldman Sachs	5/16/2017	5,300,000	5,682,446	5,634,164	48,282
euro	Sell	Goldman Sachs	5/16/2017	1,900,000	2,027,822	2,019,795	8,027
euro	Sell	State Street Bank and Trust	5/16/2017	1,500,000	1,613,785	1,594,575	19,210
euro	Sell	State Street Bank and Trust	5/16/2017	620,000	672,403	659,091	13,312
euro	Sell	State Street Bank and Trust	5/16/2017	4,550,000	4,889,019	4,836,877	52,142
euro	Sell	State Street Bank and Trust	5/16/2017	2,000,000	2,146,849	2,126,100	20,749
euro	Sell	UBS AG	5/16/2017	34,450,000	36,685,254	36,622,069	63,185
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$448,689

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
British pound	Buy	State Street Bank and Trust	4/19/2017	870,000	$1,092,858	$1,080,814	$(12,044)
Canadian dollar	Buy	J.P. Morgan	5/23/2017	4,300,000	3,285,234	3,239,745	(45,489)
Canadian dollar	Buy	State Street Bank and Trust	5/23/2017	4,900,000	3,742,042	3,691,803	(50,239)
British pound	Sell	J.P. Morgan	4/19/2017	11,500,000	14,260,147	14,286,622	(26,475)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(134,247)

Open Futures Contracts at February 28, 2017:

Type	Expiration	Contracts	Position	Notional Value	Unrealized Appreciation
U.S. Long Bond	June 2017	801	Long	$121,476,656	$1,218,874
U.S. 5-Year Treasury Note	June 2017	952	Long	112,053,375	117,348
U.S. 10-Year Treasury Note	June 2017	844	Short	(105,143,937)	9,200
Totals				$128,386,094	$1,345,422

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 28, 2017

The following is a summary of the inputs used as of February 28, 2017 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3		Total
Common Stocks
Energy: Exploration & Production	$—	$1,524,628	$—		$1,524,628
Food & Drug Retailers	—	482,136	—		482,136
Investments & Miscellaneous Financial Services	6,716,669	—	48,812	(4)	6,765,481
Metals/Mining (Excluding Steel)	39,343,310	—	65,989	(4)	39,409,299
Transportation: Infrastructure/Services	12,967,482	8,851,986	—		21,819,468
Remaining Industries	259,838,084	—	—		259,838,084
Convertible Bonds	—	75,137,889	—		75,137,889
Convertible Preferred Stocks	9,848,022	—	—		9,848,022
Floating Rate Loans(5)
Auto Parts & Equipment	—	18,473,000	4,328,536		22,801,536
Building Materials	—	14,443,472	8,004,431		22,447,903
Consumer/Commercial/Lease Financing	—	6,257,821	—		6,257,821
Diversified Capital Goods	—	22,666,444	—		22,666,444
Electric: Generation	—	46,489,501	4,364,526		50,854,027
Energy: Exploration & Production	—	31,973,309	—		31,973,309
Food & Drug Retailers	—	—	1,860,543		1,860,543
Food: Wholesale	—	7,994,592	—		7,994,592
Gaming	—	26,735,577	—		26,735,577
Health Services	—	14,157,220	—		14,157,220
Machinery	—	14,652,110	—		14,652,110
Media: Content	—	1,504,610	—		1,504,610
Media: Diversified	—	10,967,440	—		10,967,440
Metals/Mining (Excluding Steel)	—	39,823,015	—		39,823,015
Oil Field Equipment & Services	—	38,732,888	—		38,732,888
Packaging	—	11,338,379	—		11,338,379
Personal & Household Products	—	10,896,300	—		10,896,300
Printing & Publishing	—	—	7,960,645		7,960,645
Recreation & Travel	—	14,190,876	—		14,190,876
Software/Services	—	10,706,108	—		10,706,108
Specialty Retail	—	12,724,147	—		12,724,147
Support: Services	—	63,851,566	—		63,851,566
Trucking & Delivery	—	7,645,387	—		7,645,387
Foreign Bonds	—	41,965,644	—		41,965,644
Foreign Government Obligations	—	95,531,595	—		95,531,595
High Yield Corporate Bonds
Automakers	—	6,558,834	850	(4)	6,559,684
Banking	—	194,251,242	1,000	(4)	194,252,242
Chemicals	—	179,519,874	311	(4)	179,520,185
Metals/Mining (Excluding Steel)	—	470,821,118	5	(4)	470,821,123
Remaining Industries	—	4,581,346,851	—		4,581,346,851
Non-Agency Commercial Mortgage-Backed Security	—	1,945,172	—		1,945,172
Preferred Stock	—	2,537,685	—		2,537,685
Warrant	—	—	138,101	(4)	138,101
Repurchase Agreement	—	62,105,238	—		62,105,238
Total	$328,713,567	$6,148,803,654	$26,773,749		$6,504,290,970

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 28, 2017

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Other Financial Instruments
Centrally Cleared Credit Default Swaps
Assets	$—	$—	$—	$—
Liabilities	—	(789,127)	—	(789,127)
Forward Foreign Currency Exchange Contracts
Assets	—	448,689	—	448,689
Liabilities	—	(134,247)	—	(134,247)
Futures Contracts
Assets	1,345,422	—	—	1,345,422
Liabilities	—	—	—	—
Total	$1,345,422	$(474,685)	$—	$870,737

(1)	Refer to Note 2(o) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.
(3)	There were no Level 1/Level 2 transfers during the period ended February 28, 2017.
(4)	Level 3 security fair valued by the Pricing Committee, as described in Note 2(a) in the Notes to Financial Statements.
(5)	Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Common Stocks	Floating Rate Loans	Foreign Bonds	High Yield Corporate Bonds	Warrant
Balance as of December 1, 2016	$879,850	$75,675,598	$1,566,178	$2,165	$—
Accrued discounts/premiums	—	32,083	—	—	—
Realized gain (loss)	—	75,027	—	—	—
Change in unrealized appreciation/depreciation	2,432	8,702	—	—	(49,717)
Purchases	—	2,636,408	—	—	187,818
Sales	—	(1,750,335)	—	—	—
Net transfers in or out of Level 3	(767,481)	(50,158,802)	(1,566,178)	—	—
Balance as of February 28, 2017	$114,801	$26,518,681	$—	$2,165	$138,101
Net change in unrealized appreciation/depreciation for period ended February 28, 2017, related to Level 3 investments held at February 28, 2017	$2 ,432	$66,797	$—	$—	$(49,717)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - INCOME FUND February 28, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 95.58%

ASSET-BACKED SECURITIES 12.38%

Automobiles 6.06%

Ally Auto Receivables Trust 2014-2 A3	1.25%	4/15/2019	$1,967	$1,967,639
AmeriCredit Automobile Receivables Trust 2014-2 A3	0.94%	2/8/2019	657	656,575
AmeriCredit Automobile Receivables Trust 2014-2 C	2.18%	6/8/2020	1,633	1,642,693
AmeriCredit Automobile Receivables Trust 2014-4 A3	1.27%	7/8/2019	2,197	2,197,528
AmeriCredit Automobile Receivables Trust 2016-4 A2A	1.34%	4/8/2020	1,826	1,825,426
Avis Budget Rental Car Funding AESOP LLC 2012-2A A†	2.802%	5/20/2018	3,702	3,708,932
Avis Budget Rental Car Funding AESOP LLC 2013-2A A†	2.97%	2/20/2020	2,503	2,541,784
Avis Budget Rental Car Funding AESOP LLC 2014-1A A†	2.46%	7/20/2020	2,412	2,423,214
Avis Budget Rental Car Funding AESOP LLC 2014-2A A†	2.50%	2/20/2021	908	908,747
Avis Budget Rental Car Funding AESOP LLC 2015-2A A†	2.63%	12/20/2021	1,390	1,389,425
BMW Vehicle Owner Trust 2013-A A4	1.12%	4/27/2020	372	372,462
California Republic Auto Receivables Trust 2015-2 A4	1.75%	1/15/2021	5,189	5,181,779
California Republic Auto Receivables Trust 2015-2 B	2.53%	6/15/2021	5,359	5,354,916
California Republic Auto Receivables Trust 2015-4 A2†	1.60%	9/17/2018	538	537,820
California Republic Auto Receivables Trust 2015-4 A3†	2.04%	1/15/2020	1,311	1,315,903
California Republic Auto Receivables Trust 2015-4 B†	3.73%	11/15/2021	1,131	1,164,913
California Republic Auto Receivables Trust 2016-1 A2	1.50%	12/17/2018	1,843	1,844,610
Capital Auto Receivables Asset Trust 2014-3 B†	2.35%	7/22/2019	5,506	5,541,214
Capital Auto Receivables Asset Trust 2014-3 C†	2.71%	11/20/2019	7,427	7,507,596
Capital Auto Receivables Asset Trust 2015-2 A2	1.39%	9/20/2018	2,231	2,231,833
CarMax Auto Owner Trust 2013-4 A3	0.80%	7/16/2018	22	21,653
CarMax Auto Owner Trust 2014-2 A3	0.98%	1/15/2019	598	597,464
CarMax Auto Owner Trust 2016-1 A2A	1.30%	4/15/2019	1,639	1,638,686
Chrysler Capital Auto Receivables Trust 2014-BA A3†	1.27%	5/15/2019	979	979,240
Chrysler Capital Auto Receivables Trust 2015-BA B†	2.70%	12/15/2020	2,963	2,988,807
Chrysler Capital Auto Receivables Trust 2016-AA A2†	1.47%	4/15/2019	1,237	1,237,922
CPS Auto Receivables Trust 2016-B A†	2.07%	11/15/2019	3,059	3,070,936
Drive Auto Receivables Trust 2015-AA B†	2.28%	6/17/2019	161	160,971
Drive Auto Receivables Trust 2015-BA B†	2.12%	6/17/2019	267	267,291
Drive Auto Receivables Trust 2015-BA D†	3.84%	7/15/2021	2,862	2,900,675
Drive Auto Receivables Trust 2015-DA D†	4.59%	1/17/2023	843	865,672
Drive Auto Receivables Trust 2016-AA B†	3.17%	5/15/2020	2,275	2,288,232
Drive Auto Receivables Trust 2016-BA A2†	1.38%	8/15/2018	363	363,401
Drive Auto Receivables Trust 2016-BA A3†	1.67%	7/15/2019	3,620	3,623,620
Drive Auto Receivables Trust 2016-CA B†	2.37%	11/16/2020	1,118	1,120,496
Drive Auto Receivables Trust 2016-CA C†	3.02%	11/15/2021	2,975	3,010,823
Drive Auto Receivables Trust 2016-CA D†	4.18%	3/15/2024	707	720,590

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND February 28, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)

Flagship Credit Auto Trust 2015-3 A†	2.38%	10/15/2020	$673	$675,053
Ford Credit Auto Owner Trust 2016-B A2A	1.08%	3/15/2019	3,235	3,233,390
Ford Credit Auto Owner Trust/Ford Credit 2017-1 B†	2.87%	8/15/2028	988	987,920
GM Financial Automobile Leasing Trust 2014-2A A3†	1.22%	1/22/2018	870	870,111
Huntington Auto Trust 2016-1 A3	1.59%	11/16/2020	3,407	3,402,584
Hyundai Auto Receivables Trust 2013-B A4	1.01%	2/15/2019	259	259,167
Mercedes-Benz Auto Lease Trust 2016-A A2A	1.34%	7/16/2018	2,969	2,969,439
NextGear Floorplan Master Owner Trust 2016-1A A2†	2.74%	4/15/2021	2,955	2,968,376
Santander Drive Auto Receivables Trust 2014-4 B	1.82%	5/15/2019	359	359,128
Santander Drive Auto Receivables Trust 2014-5 E	4.23%	4/15/2022	4,200	4,289,776
Santander Drive Auto Receivables Trust 2015-1 C	2.57%	4/15/2021	467	471,050
Santander Drive Auto Receivables Trust 2016-1 D	4.02%	4/15/2022	887	915,302
Santander Drive Auto Receivables Trust 2016-2 A2A	1.38%	7/15/2019	1,133	1,133,344
Santander Drive Auto Receivables Trust 2016-2 B	2.08%	2/16/2021	855	856,585
Santander Drive Auto Receivables Trust 2016-3 A2	1.34%	11/15/2019	2,014	2,012,931
Santander Drive Auto Receivables Trust 2016-3 B	1.89%	6/15/2021	1,099	1,096,680
SunTrust Auto Receivables Trust 2015-1A D†	3.24%	1/16/2023	4,300	4,202,903
TCF Auto Receivables Owner Trust 2015-1A D†	3.53%	3/15/2022	257	257,295
TCF Auto Receivables Owner Trust 2015-2A D†	4.24%	8/15/2022	388	393,301
Toyota Auto Receivables Owner Trust 2016-B A2A	1.02%	10/15/2018	2,111	2,109,495
Total				109,635,318

Credit Cards 0.86%

Barclays Dryrock Issuance Trust 2016-1 A	1.52%	5/16/2022	1,858	1,843,436
Capital One Multi-Asset Execution Trust 2014-A2	1.26%	1/15/2020	1,912	1,912,299
Discover Card Execution Note Trust 2014-A3	1.22%	10/15/2019	6,965	6,966,424
First National Master Note Trust 2015-1 A	1.54%#	9/15/2020	421	422,082
World Financial Network Credit Card Master Trust 2016-A	2.03%	4/15/2025	4,424	4,354,681
Total				15,498,922

Other 5.46%

Ammc CLO 19 Ltd. 2016-19A A†	2.381%#	10/15/2028	5,000	5,006,742
Apollo Credit Funding IV Ltd. 4A A1†	2.493%#	4/15/2027	3,000	3,015,190
Birchwood Park CLO Ltd. 2014-1A AR†(a)	Zero Coupon #	7/15/2026	3,500	3,500,000
BlueMountain CLO Ltd. 2014-4A A1R†	2.404%#	11/30/2026	3,000	3,012,115
Bowman Park CLO Ltd. 2014-1A AR†	2.215%#	11/23/2025	2,500	2,505,725
Carlyle Global Market Strategies CLO Ltd. 2013-2A A1†	2.174%#	4/18/2025	2,500	2,501,281
Carlyle Global Market Strategies CLO Ltd. 2014-4A A1R†	2.232%#	10/15/2026	6,000	6,008,263
Cent CLO Ltd. 2013-18A A†	2.161%#	7/23/2025	2,500	2,497,529

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND February 28, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)

Cent CLO Ltd. 2013-19A A1A†	2.369	%#	10/29/2025	$2,600	$2,602,814
CIFC Funding I Ltd. 2013-1A A1†	2.173	%#	4/16/2025	4,755	4,761,886
CNH Equipment Trust 2015-B A4		1.89%	4/15/2022	2,230	2,234,586
Dell Equipment Finance Trust 2015-2 A3†		1.72%	9/22/2020	1,356	1,358,704
Diamond Resorts Owner Trust 2015-2 A†		2.99%	5/22/2028	1,268	1,265,312
Diamond Resorts Owner Trust 2016-1 A†		3.08%	11/20/2028	777	770,320
Engs Commercial Finance Trust 2015-1A A2†		2.31%	10/22/2021	3,061	3,056,057
Fortress Credit BSL II Ltd. 2013-2A A1F†	2.525	%#	10/19/2025	4,500	4,527,714
GoldenTree Loan Opportunities IX Ltd. 2014-9A AR†	2.409	%#	10/29/2026	5,000	5,011,763
JFIN Revolver CLO Ltd. 2014-2A A2†	2.352	%#	2/20/2022	2,151	2,161,693
JFIN Revolver CLO Ltd. 2015-4A A†	2.191	%#	4/22/2020	882	884,084
Leaf Receivables Funding 10 LLC 2015-1 A4†		2.03%	8/17/2020	3,275	3,273,237
Leaf Receivables Funding 11 LLC 2016-1 A1†		1.00%	6/15/2017	275	275,138
Macquarie Equipment Funding Trust 2014-A A3†		1.23%	7/20/2021	1,597	1,591,625
NCF Dealer Floorplan Master Trust 2016-1A B†	6.279	%#	3/21/2022	803	788,215
NCF Dealer Floorplan Master Trust 2016-1A C†	9.279	%#	3/21/2022	3,136	3,156,599
NextGear Floorplan Master Owner Trust 2015-1A A†		1.80%	7/15/2019	4,428	4,427,699
Oaktree CLO Ltd. 2014-2A A1A†	2.56	%#	10/20/2026	3,500	3,500,000
Oaktree EIF I Series Ltd. 2015-A1 B†	3.624	%#	10/18/2027	4,900	4,921,273
Octagon Investment Partners XIX Ltd. 2014-1A A†	2.543	%#	4/15/2026	3,175	3,184,221
OneMain Financial Issuance Trust 2016-1A A†		3.66%	2/20/2029	899	914,036
OZLM Funding Ltd. 2012-1A A2R†	3.391	%#	7/22/2027	2,500	2,503,884
OZLM VII Ltd. 2014-7A A1B†	2.513	%#	7/17/2026	3,500	3,502,281
Shackleton CLO Ltd. 2014-5A A†	2.534	%#	5/7/2026	3,200	3,206,590
Thacher Park CLO Ltd. 2014-1A AR†(a)	Zero Coupon	#	10/20/2026	3,000	3,000,000
Venture XVIII CLO Ltd. 2014-18A A†	2.473	%#	10/15/2026	2,250	2,251,009
Wells Fargo Dealer Floorplan Master Note Trust 2012-2 A	1.529	%#	4/22/2019	1,509	1,510,199
Westchester CLO Ltd. 2007-1A A1A†	1.259	%#	8/1/2022	199	198,199
Total					98,885,983
Total Asset-Backed Securities (cost $223,427,298)					224,020,223

				Shares (000)
COMMON STOCKS 0.04%

OIL 0.04%

OGX Petroleo e Gas SA ADR				28	12,927
Templar Energy LLC Class A Units				97	776,386
Total Common Stocks (cost $1,013,430)					789,313

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND February 28, 2017

Investments	Interest Rate	Maturity Date		Principal Amount (000)		Fair Value
CONVERTIBLE BONDS 0.06%

Oil 0.00%

Oleo e Gas Participacoes SA(b)(c)	10.00%	3/1/2017		BRL	23	$40,111
Oleo e Gas Participacoes SA(b)(c)	10.00%	3/1/2017		BRL	18	31,703
Total						71,814

Retail 0.06%

RH†	Zero Coupon	6/15/2019			1,164	1,009,770
Total Convertible Bonds (cost $1,116,784)						1,081,584

CORPORATE BONDS 57.87%

Auto Parts: Original Equipment 0.21%

International Automotive Components Group SA (Luxembourg)†(d)	9.125%	6/1/2018			2,000	2,012,500
TI Group Automotive Systems LLC†	8.75%	7/15/2023			1,595	1,722,600
Total						3,735,100

Automotive 1.61%

Ford Motor Co.	7.45%	7/16/2031			12,351	15,689,722
General Motors Co.	6.60%	4/1/2036			11,480	13,491,951
Total						29,181,673

Banks: Regional 10.97%

ABN AMRO Bank NV (Netherlands)†(d)	4.75%	7/28/2025			3,900	4,009,337
Banco de Bogota SA (Colombia)†(d)	6.25%	5/12/2026			1,820	1,912,820
Bank of America Corp.	3.824%#	1/20/2028			3,970	4,008,874
Bank of America Corp.	3.875%	8/1/2025			6,120	6,266,745
Bank of America Corp.	4.00%	1/22/2025			2,675	2,698,000
Bank of America Corp.	4.20%	8/26/2024			2,372	2,452,003
Bank of America Corp.	4.45%	3/3/2026			9,429	9,797,287
Bank of America Corp.	6.50%#	—	(e)		5,337	5,835,636
BNP Paribas SA (France)†(d)	6.75%#	—	(e)		2,106	2,121,795
Citigroup, Inc.	3.887%#	1/10/2028			9,387	9,466,179
Citigroup, Inc.	4.45%	9/29/2027			2,465	2,529,386
Citigroup, Inc.	4.60%	3/9/2026			2,161	2,248,935
Citigroup, Inc.	5.50%	9/13/2025			2,331	2,572,207

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND February 28, 2017

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Fair Value
Banks: Regional (continued)

Citigroup, Inc.	5.95%#	—	(e)	$6,536	$6,882,996
Citigroup, Inc.	5.95%#	—	(e)	1,077	1,124,119
Citigroup, Inc.	6.125%#	—	(e)	1,500	1,588,215
Commonwealth Bank of Australia (Australia)†(d)	4.50%	12/9/2025		10,500	10,934,920
Discover Bank/Greenwood DE	3.45%	7/27/2026		5,548	5,447,215
European Investment Bank (Luxembourg)(d)	1.25%	5/15/2018		2,613	2,612,595
First Republic Bank	4.625%	2/13/2047		1,622	1,646,650
Goldman Sachs Group, Inc. (The)	6.75%	10/1/2037		7,767	9,721,993
HBOS plc (United Kingdom)†(d)	6.75%	5/21/2018		2,463	2,597,918
ING Bank NV (Netherlands)†(d)	1.80%	3/16/2018		4,800	4,804,037
ING Groep NV (Netherlands)(d)	6.875%#	—	(e)	3,000	3,073,152
Intesa Sanpaolo SpA (Italy)†(d)	5.71%	1/15/2026		3,000	2,901,774
JPMorgan Chase & Co.	2.273%#	10/24/2023		4,741	4,851,480
JPMorgan Chase & Co.	5.30%#	—	(e)	6,124	6,353,650
JPMorgan Chase & Co.	6.75%#	—	(e)	6,600	7,317,750
Lloyds Banking Group plc (United Kingdom)(d)	4.582%	12/10/2025		5,000	5,100,620
M&T Bank Corp.	5.125%#	—	(e)	3,506	3,492,853
Macquarie Bank Ltd. (Australia)†(d)	4.875%	6/10/2025		1,850	1,903,585
Macquarie Bank Ltd. (Australia)†(d)	6.625%	4/7/2021		4,261	4,807,375
Morgan Stanley	3.875%	1/27/2026		7,343	7,499,964
Morgan Stanley	4.00%	7/23/2025		3,200	3,319,254
PNC Preferred Funding Trust I†	2.613%#	—	(e)	300	300,000
PNC Preferred Funding Trust II†	2.186%#	—	(e)	300	300,750
Popular, Inc.	7.00%	7/1/2019		2,476	2,599,800
Royal Bank of Scotland Group plc (United Kingdom)(d)	3.875%	9/12/2023		10,750	10,632,245
Santander Bank NA	8.75%	5/30/2018		1,000	1,079,523
Santander UK plc (United Kingdom)†(d)	5.00%	11/7/2023		900	941,594
Santander UK plc (United Kingdom)(d)	7.95%	10/26/2029		5,730	7,144,015
Toronto-Dominion Bank (The) (Canada)(d)	3.625%#	9/15/2031		1,209	1,192,987
UBS Group Funding Jersey Ltd. (Jersey)†(d)	4.125%	4/15/2026		10,526	10,726,362
Wells Fargo Capital X	5.95%	12/15/2036		6,100	6,542,250
Westpac Banking Corp. (Australia)(d)	4.322%#	11/23/2031		3,197	3,234,072
Total					198,594,917

Beverages 0.33%

Beam Suntory, Inc.	6.625%	7/15/2028		755	915,400
Central American Bottling Corp. (Guatemala)†(d)	5.75%	1/31/2027		4,920	5,104,500
Total					6,019,900

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND February 28, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Biotechnology Research & Production 0.51%

Amgen, Inc.	6.40%	2/1/2039	$7,448	$9,291,328

Business Services 0.73%

Chicago Parking Meters LLC†	5.489%	12/30/2020	3,147	3,290,403
Lender Processing Services, Inc.	5.75%	4/15/2023	9,510	9,985,500
Total				13,275,903

Chemicals 1.99%

Basell Finance Co. BV (Netherlands)†(d)	8.10%	3/15/2027	5,206	6,963,769
Blue Cube Spinco, Inc.	10.00%	10/15/2025	3,948	4,816,560
Celanese US Holdings LLC	4.625%	11/15/2022	4,125	4,373,049
CF Industries, Inc.†	4.50%	12/1/2026	1,069	1,097,256
Dow Chemical Co. (The)	9.40%	5/15/2039	750	1,210,387
Equate Petrochemical BV (Netherlands)†(d)	4.25%	11/3/2026	2,900	2,899,922
Grupo Idesa SA de CV (Mexico)†(d)	7.875%	12/18/2020	1,000	902,200
Rain CII Carbon LLC/CII Carbon Corp.†	8.25%	1/15/2021	950	980,875
Westlake Chemical Corp.†	4.875%	5/15/2023	4,340	4,516,356
Yara International ASA (Norway)†(d)	7.875%	6/11/2019	7,317	8,175,942
Total				35,936,316

Coal 0.05%

Peabody Securities Finance Corp.†	6.00%	3/31/2022	307	313,908
Peabody Securities Finance Corp.†	6.375%	3/31/2025	506	517,385
Total				831,293

Computer Hardware 1.24%

Diamond 1 Finance Corp./Diamond 2 Finance Corp.†	6.02%	6/15/2026	5,260	5,793,953
Diamond 1 Finance Corp./Diamond 2 Finance Corp.†	7.125%	6/15/2024	1,338	1,479,159
Diamond 1 Finance Corp./Diamond 2 Finance Corp.†	8.10%	7/15/2036	5,250	6,642,558
Hewlett Packard Enterprise Co.	4.90%	10/15/2025	3,756	3,914,935
Leidos, Inc.	7.125%	7/1/2032	4,274	4,631,144
Total				22,461,749

Computer Software 0.12%

Activision Blizzard, Inc.†	6.125%	9/15/2023	1,950	2,120,430

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND February 28, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Containers 0.15%

Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA	6.875%	2/15/2021	$648	$665,960
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA	5.75%	10/15/2020	1,950	2,010,938
Total				2,676,898

Drugs 0.97%

AbbVie, Inc.	4.30%	5/14/2036	2,385	2,332,735
Actavis Funding SCS (Luxembourg)(d)	4.55%	3/15/2035	9,628	9,729,893
Capsugel SA PIK (Luxembourg)†(d)	7.00%	5/15/2019	2,376	2,388,474
Express Scripts Holding Co.	6.125%	11/15/2041	1,310	1,504,971
Teva Pharmaceutical Finance Co. LLC	6.15%	2/1/2036	1,437	1,622,603
Total				17,578,676

Electric: Power 2.75%

Appalachian Power Co.	7.00%	4/1/2038	2,230	3,047,324
Black Hills Corp.	4.20%	9/15/2046	3,935	3,790,031
Cleco Corporate Holdings LLC†	3.743%	5/1/2026	557	553,510
Cleco Corporate Holdings LLC†	4.973%	5/1/2046	4,646	4,869,737
Dominion Resources, Inc.	5.75%#	10/1/2054	2,978	3,126,900
Dominion Resources, Inc.	7.00%	6/15/2038	4,000	5,198,708
Duquesne Light Holdings, Inc.	6.25%	8/15/2035	2,650	2,849,627
Emera US Finance LP	4.75%	6/15/2046	1,804	1,864,934
Exelon Generation Co. LLC	5.60%	6/15/2042	2,950	2,794,361
Exelon Generation Co. LLC	6.25%	10/1/2039	7,125	7,333,406
ITC Holdings Corp.	3.25%	6/30/2026	3,482	3,417,169
PPL UK Distribution Holdings Ltd./Western Power Distribution Ltd. (United Kingdom)†(d)	7.25%	12/15/2017	1,750	1,812,318
Puget Sound Energy, Inc.(f)	6.974%#	6/1/2067	3,121	2,863,517
Red Oak Power LLC	8.54%	11/30/2019	1,348	1,355,217
Trans-Allegheny Interstate Line Co.†	3.85%	6/1/2025	4,655	4,799,133
Total				49,675,892

Electrical Equipment 0.74%

KLA-Tencor Corp.	4.65%	11/1/2024	3,810	4,090,793
NXP BV/NXP Funding LLC (Netherlands)†(d)	4.625%	6/1/2023	6,400	6,832,000
QUALCOMM, Inc.	4.65%	5/20/2035	2,285	2,417,740
Total				13,340,533

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND February 28, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Engineering & Contracting Services 0.11%

Aeropuertos Dominicanos Siglo XXI SA (Dominican Republic)†(d)	6.75%	3/30/2029	$1,131	$1,184,722
Mexico City Airport Trust (Mexico)†(d)	4.25%	10/31/2026	750	753,158
Total				1,937,880

Entertainment 0.69%

CCM Merger, Inc.†	9.125%	5/1/2019	909	937,792
EMI Music Publishing Group North America Holdings, Inc.†	7.625%	6/15/2024	1,183	1,304,257
Greektown Holdings LLC/Greektown Mothership Corp.†	8.875%	3/15/2019	973	1,024,083
Mohegan Tribal Gaming Authority†	7.875%	10/15/2024	2,670	2,746,976
Seminole Tribe of Florida, Inc.†	6.535%	10/1/2020	5,905	6,023,100
Shingle Springs Tribal Gaming Authority†	9.75%	9/1/2021	464	508,080
Total				12,544,288

Financial Services 3.37%

Affiliated Managers Group, Inc.	3.50%	8/1/2025	541	529,740
Affiliated Managers Group, Inc.	4.25%	2/15/2024	605	623,937
Discover Financial Services	4.10%	2/9/2027	4,115	4,153,673
E*TRADE Financial Corp.	4.625%	9/15/2023	9,375	9,712,022
E*TRADE Financial Corp.	5.375%	11/15/2022	4,949	5,244,218
International Lease Finance Corp.	5.875%	4/1/2019	5,630	6,057,880
Nationstar Mortgage LLC/Nationstar Capital Corp.	6.50%	7/1/2021	1,237	1,271,017
Nationstar Mortgage LLC/Nationstar Capital Corp.	7.875%	10/1/2020	2,000	2,086,250
Navient Corp.	5.875%	3/25/2021	2,405	2,456,106
Navient Corp.	6.625%	7/26/2021	4,020	4,200,900
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.875%	4/15/2045	2,952	2,434,694
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	5.875%	3/15/2022	8,060	8,307,998
OM Asset Management plc (United Kingdom)(d)	4.80%	7/27/2026	1,973	1,941,535
Scottrade Financial Services, Inc.†	6.125%	7/11/2021	10,600	11,988,950
Total				61,008,920

Food 1.02%

Bumble Bee Holdco SCA PIK (Luxembourg)†(d)	9.625%	3/15/2018	2,020	1,982,125
FAGE International SA/FAGE USA Dairy Industry, Inc. (Luxembourg)†(d)	5.625%	8/15/2026	1,273	1,304,825
JBS USA LUX SA/JBS USA Finance, Inc.†	7.25%	6/1/2021	3,319	3,435,165
Kraft Heinz Foods Co.	6.75%	3/15/2032	3,506	4,286,972
Kraft Heinz Foods Co.	6.875%	1/26/2039	4,606	5,832,873

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND February 28, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Food (continued)

Kraft Heinz Foods Co.†	7.125%	8/1/2039	$493	$636,997
Smithfield Foods, Inc.†	3.35%	2/1/2022	975	985,803
Total				18,464,760

Health Care Services 0.36%

Aetna, Inc.	3.20%	6/15/2026	1,848	1,867,692
Aetna, Inc.	4.25%	6/15/2036	635	644,296
MPH Acquisition Holdings LLC†	7.125%	6/1/2024	440	475,200
Northwell Healthcare, Inc.	3.979%	11/1/2046	3,786	3,532,758
Total				6,519,946

Insurance 1.98%

Aon Corp.	8.205%	1/1/2027	5,545	7,139,187
Hanover Insurance Group, Inc. (The)	4.50%	4/15/2026	4,460	4,613,571
Lincoln National Corp.	6.30%	10/9/2037	514	617,070
MGIC Investment Corp.	5.75%	8/15/2023	2,475	2,623,500
Protective Life Corp.	8.45%	10/15/2039	5,103	7,147,058
Teachers Insurance & Annuity Association of America†	4.90%	9/15/2044	11,330	12,452,101
Unum Group	5.75%	8/15/2042	165	186,531
Willis North America, Inc.	7.00%	9/29/2019	989	1,097,983
Total				35,877,001

Investment Management Companies 0.04%

GrupoSura Finance SA†	5.50%	4/29/2026	600	639,000

Leisure 0.66%

Carlson Travel, Inc.†	6.75%	12/15/2023	925	971,250
Carnival plc(d)	7.875%	6/1/2027	5,500	7,145,259
Royal Caribbean Cruises Ltd.	7.50%	10/15/2027	3,013	3,728,588
Total				11,845,097

Lodging 0.52%

Caesar’s Entertainment Resort Properties LLC/Caesar’s Entertainment Resort Properties Finance, Inc.	11.00%	10/1/2021	2,650	2,905,063
Marriott International, Inc.	4.50%	10/1/2034	4,295	4,388,390
Station Casinos LLC	7.50%	3/1/2021	825	862,125
Sugarhouse HSP Gaming Prop. Mezz. LP/Sugarhouse HSP Gaming Finance Corp.†	6.375%	6/1/2021	1,300	1,319,500
Total				9,475,078

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND February 28, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Machinery: Agricultural 0.19%

Reynolds American, Inc.	8.125%	5/1/2040	$2,599	$3,465,712

Machinery: Industrial/Specialty 0.03%

Cleaver-Brooks, Inc.†	8.75%	12/15/2019	487	508,915

Manufacturing 0.43%

Koppers, Inc.†	6.00%	2/15/2025	708	738,090
Trinity Industries, Inc.	4.55%	10/1/2024	7,053	7,094,782
Total				7,832,872

Media 3.42%

21st Century Fox America, Inc.	6.75%	1/9/2038	4,083	4,899,931
21st Century Fox America, Inc.	6.90%	8/15/2039	8,709	11,204,337
Block Communications, Inc.†	6.875%	2/15/2025	2,906	3,080,651
Block Communications, Inc.†	7.25%	2/1/2020	500	512,750
Cablevision SA (Argentina)†(d)	6.50%	6/15/2021	250	263,437
Charter Communications Operating LLC/Charter Communications Operating Capital	6.384%	10/23/2035	1,864	2,135,784
Cox Communications, Inc.†	8.375%	3/1/2039	5,348	6,699,782
Discovery Communications LLC	6.35%	6/1/2040	5,960	6,374,065
Globo Comunicacao e Participacoes SA (Brazil) (7.25% after 5/11/2017)†~(d)	5.307%	5/11/2022	2,295	2,317,950
Time Warner Cable, Inc.	6.55%	5/1/2037	2,560	2,965,745
Time Warner Cable, Inc.	7.30%	7/1/2038	9,716	12,184,301
Time Warner Entertainment Co. LP	8.375%	7/15/2033	3,215	4,330,274
VTR Finance BV (Netherlands)†(d)	6.875%	1/15/2024	3,000	3,187,500
WaveDivision Escrow LLC/WaveDivision Escrow Corp.†	8.125%	9/1/2020	1,720	1,790,950
Total				61,947,457

Metals & Minerals: Miscellaneous 1.56%

Aleris International, Inc.†	9.50%	4/1/2021	1,456	1,564,909
Barrick International Barbados Corp. (Barbados)†(d)	6.35%	10/15/2036	4,799	5,603,437
Barrick North America Finance LLC	7.50%	9/15/2038	1,310	1,678,951
FMG Resources (August 2006) Pty Ltd. (Australia)†(d)	9.75%	3/1/2022	2,560	2,974,413
Glencore Finance Canada Ltd. (Canada)†(d)	6.00%	11/15/2041	4,360	4,851,363
Glencore Funding LLC†	4.625%	4/29/2024	479	505,659
Goldcorp, Inc. (Canada)(d)	5.45%	6/9/2044	3,661	3,987,554
HudBay Minerals, Inc. (Canada)†(d)	7.25%	1/15/2023	344	368,940

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND February 28, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Metals & Minerals: Miscellaneous (continued)

HudBay Minerals, Inc. (Canada)†(d)	7.625%	1/15/2025	$576	$632,160
New Gold, Inc. (Canada)†(d)	6.25%	11/15/2022	3,426	3,485,955
Teck Resources Ltd. (Canada)(d)	4.50%	1/15/2021	1,764	1,837,867
Teck Resources Ltd. (Canada)(d)	4.75%	1/15/2022	639	666,956
Total				28,158,164

Natural Gas 0.32%

Southern Star Central Corp.†	5.125%	7/15/2022	5,725	5,853,813

Oil 3.39%

Afren plc (United Kingdom)†(d)(b)	6.625%	12/9/2020	976	5,074
Afren plc (United Kingdom)†(d)(b)	10.25%	4/8/2019	2,049	10,656
Anadarko Holding Co.	7.95%	4/15/2029	3,307	4,071,446
Bill Barrett Corp.	7.00%	10/15/2022	985	982,538
Carrizo Oil & Gas, Inc.	7.50%	9/15/2020	2,500	2,587,500
Chaparral Energy, Inc.(b)	8.25%	9/1/2021	2,027	2,077,675
Concho Resources, Inc.	5.50%	4/1/2023	500	520,000
Endeavor Energy Resources LP/EER Finance, Inc.†	7.00%	8/15/2021	1,275	1,332,375
Eni SpA (Italy)†(d)	5.70%	10/1/2040	9,380	9,677,646
Helmerich & Payne International Drilling Co.	4.65%	3/15/2025	4,998	5,246,261
Kerr-McGee Corp.	7.875%	9/15/2031	5,006	6,551,002
Noble Holding International Ltd.	7.75%	1/15/2024	2,934	2,860,650
OGX Austria GmbH (Austria)†(d)(b)	8.50%	6/1/2018	1,800	36
Precision Drilling Corp. (Canada)(d)	5.25%	11/15/2024	4,570	4,547,150
Raizen Fuels Finance SA (Luxembourg)†(d)	5.30%	1/20/2027	675	691,875
Range Resources Corp.†	5.875%	7/1/2022	984	1,011,060
Sanchez Energy Corp.	6.125%	1/15/2023	3,158	3,047,470
Shell International Finance BV (Netherlands)(d)	6.375%	12/15/2038	3,881	5,100,542
Tengizchevroil Finance Co. International Ltd. (Kazakhstan)†(d)	4.00%	8/15/2026	1,975	1,902,666
Valero Energy Corp.	10.50%	3/15/2039	4,697	7,141,103
Western Refining, Inc.	6.25%	4/1/2021	1,948	2,014,962
Total				61,379,687

Oil: Crude Producers 6.42%

Colonial Pipeline Co.†	7.63%	4/15/2032	3,820	5,252,030
DCP Midstream Operating LP†	6.75%	9/15/2037	4,010	4,270,650
Enbridge Energy Partners LP	8.05%#	10/1/2037	4,055	3,973,900

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND February 28, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil: Crude Producers (continued)

Enbridge, Inc. (Canada)(d)	6.00%#	1/15/2077	$4,947	$5,033,572
Energy Transfer Partners LP	6.625%	10/15/2036	1,225	1,406,912
Energy Transfer Partners LP	7.50%	7/1/2038	6,948	8,490,637
Energy Transfer Partners LP	8.25%	11/15/2029	1,966	2,582,542
Enterprise Products Operating LLC	4.742%#	8/1/2066	4,040	4,014,750
Enterprise Products Operating LLC	7.55%	4/15/2038	6,073	8,113,589
Florida Gas Transmission Co. LLC†	4.35%	7/15/2025	6,789	7,084,240
Gulfstream Natural Gas System LLC†	4.60%	9/15/2025	4,955	5,253,613
IFM US Colonial Pipeline 2 LLC†	6.45%	5/1/2021	6,370	6,930,127
Kinder Morgan, Inc.	7.75%	1/15/2032	13,155	16,701,627
Midcontinent Express Pipeline LLC†	6.70%	9/15/2019	6,700	7,202,500
MPLX LP	5.50%	2/15/2023	4,394	4,583,267
Regency Energy Partners LP/Regency Energy Finance Corp.	5.00%	10/1/2022	275	295,012
Regency Energy Partners LP/Regency Energy Finance Corp.	6.50%	7/15/2021	975	1,004,928
Sabine Pass Liquefaction LLC†	5.875%	6/30/2026	4,838	5,438,783
Sabine Pass Liquefaction LLC	6.25%	3/15/2022	3,500	3,952,655
Southeast Supply Header LLC†	4.25%	6/15/2024	6,900	6,861,843
Tennessee Gas Pipeline Co. LLC	8.375%	6/15/2032	551	705,628
Tesoro Logistics LP/Tesoro Logistics Finance Corp.	6.125%	10/15/2021	2,500	2,615,625
Williams Cos., Inc. (The)	8.75%	3/15/2032	3,458	4,456,497
Total				116,224,927

Oil: Integrated Domestic 1.17%

FTS International, Inc.†	8.463%#	6/15/2020	2,639	2,721,469
Halliburton Co.	6.70%	9/15/2038	2,560	3,245,138
National Oilwell Varco, Inc.	3.95%	12/1/2042	4,652	3,905,028
Oceaneering International, Inc.	4.65%	11/15/2024	4,214	4,287,783
Transocean Proteus Ltd.†	6.25%	12/1/2024	2,051	2,131,092
Trinidad Drilling Ltd. (Canada)†(d)	6.625%	2/15/2025	1,777	1,834,753
Weatherford International Ltd.	9.875%	3/1/2039	2,729	3,063,302
Total				21,188,565

Paper & Forest Products 0.21%

International Paper Co.	7.30%	11/15/2039	2,955	3,864,779

Real Estate Investment Trusts 2.08%

Alexandria Real Estate Equities, Inc.(a)	3.95%	1/15/2028	2,324	2,347,677
Brixmor Operating Partnership LP	3.85%	2/1/2025	5,715	5,731,848
Communications Sales & Leasing, Inc./CSL Capital LLC	8.25%	10/15/2023	2,692	2,930,915
EPR Properties	5.25%	7/15/2023	9,021	9,527,268
Equinix, Inc.	5.75%	1/1/2025	2,674	2,847,810

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND February 28, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Real Estate Investment Trusts (continued)

HCP, Inc.	3.40%	2/1/2025	$6,812	$6,662,265
Omega Healthcare Investors, Inc.	5.875%	3/15/2024	2,873	2,962,678
VEREIT Operating Partnership LP	3.00%	2/6/2019	2,599	2,611,865
VEREIT Operating Partnership LP	4.875%	6/1/2026	1,970	2,070,962
Total				37,693,288

Retail 1.04%

McDonald’s Corp.	6.30%	10/15/2037	1,470	1,881,628
Neiman Marcus Group Ltd. LLC†	8.00%	10/15/2021	220	139,150
New Albertson’s, Inc.	7.45%	8/1/2029	986	973,675
PVH Corp.	7.75%	11/15/2023	5,967	6,981,390
Rite Aid Corp.	6.75%	6/15/2021	1,687	1,759,949
Rite Aid Corp.	9.25%	3/15/2020	127	131,286
Walgreens Boots Alliance, Inc.	4.50%	11/18/2034	4,790	4,877,710
Walgreens Boots Alliance, Inc.	4.80%	11/18/2044	1,970	2,046,753
Total				18,791,541

Retail: Specialty 0.06%

Revlon Consumer Products Corp.	6.25%	8/1/2024	1,080	1,112,400

Steel 0.36%

Cliffs Natural Resources, Inc.†	5.75%	3/1/2025	770	757,295
Cliffs Natural Resources, Inc.†	7.75%	3/31/2020	1,060	1,106,455
Vale Overseas Ltd. (Brazil)(d)	6.875%	11/10/2039	4,230	4,637,137
Total				6,500,887

Technology 0.79%

Amazon.com, Inc.	4.80%	12/5/2034	8,882	10,058,119
Expedia, Inc.	5.00%	2/15/2026	3,920	4,139,547
Total				14,197,666

Telecommunications 4.48%

AT&T, Inc.	6.00%	8/15/2040	24,539	27,004,311
AT&T, Inc.	6.50%	9/1/2037	9,214	10,772,382
Digicel Group Ltd. (Jamaica)†(d)	7.125%	4/1/2022	2,350	1,915,884
Qwest Capital Funding, Inc.	6.875%	7/15/2028	2,255	2,156,344
T-Mobile USA, Inc.	6.542%	4/28/2020	2,206	2,269,422
U.S. Cellular Corp.	6.70%	12/15/2033	2,459	2,491,680
Verizon Communications, Inc.	4.40%	11/1/2034	5,736	5,523,206
Verizon Communications, Inc.†	4.812%	3/15/2039	4,567	4,537,895
Verizon Communications, Inc.†	5.012%	4/15/2049	21,404	21,074,271

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND February 28, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Telecommunications (continued)

Verizon Communications, Inc.	5.05%	3/15/2034	$2,628	$2,709,418
VimpelCom Holdings BV (Netherlands)†(d)	5.95%	2/13/2023	650	684,782
Total				81,139,595

Transportation: Miscellaneous 0.40%

Burlington Northern Santa Fe LLC	6.15%	5/1/2037	1,962	2,541,959
Burlington Northern Santa Fe LLC	6.20%	8/15/2036	245	318,326
Empresa de Transporte de Pasajeros Metro SA (Chile)†(d)	5.00%	1/25/2047	750	779,250
Florida East Coast Holdings Corp.†	6.75%	5/1/2019	2,475	2,549,250
Rumo Luxembourg Sarl (Luxembourg)†(d)	7.375%	2/9/2024	1,000	1,030,000
Total				7,218,785

Utilities 0.40%

Aquarion Co.†	4.00%	8/15/2024	7,250	7,302,432
Total Corporate Bonds (cost $1,022,122,127)				1,047,414,063

FLOATING RATE LOANS(g) 1.09%

Business Services 0.14%

Neff Rental LLC 2nd Lien Closing Date Term Loan	7.543%	6/9/2021	2,606	2,609,259

Entertainment 0.12%

Kasima LLC Term Loan	3.281% - 3.50%	5/17/2021	2,129	2,148,497

Food 0.05%

Amplify Snack Brands, Inc. Term Loan	6.50%	9/2/2023	898	877,551

Gaming 0.17%

Seminole Tribe of Florida Initial Term Loan	3.248%	4/29/2020	3,140	3,153,669

Lodging 0.35%

Las Vegas Sands LLC Refinancing Term Loan	3.04%	12/19/2020	6,275	6,326,636

Media 0.16%

AMC Networks, Inc. Term Loan A	2.275%	12/16/2019	2,793	2,800,148

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND February 28, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Retail 0.10%

Belk, Inc. 1st Lien Closing Date Term Loan	5.76%	12/12/2022		$285	$244,627
J. Crew Group, Inc. Initial Term Loan	4.00%	3/5/2021		2,585	1,492,352
Total					1,736,979
Total Floating Rate Loans (cost $20,171,570)					19,652,739

FOREIGN BONDS(c) 0.52%

Brazil 0.04%

BRF SA†	7.75%	5/22/2018	BRL	2,500	768,644

Mexico 0.08%

Red de Carreteras de Occidente S.A.P.I.B. de CV†	9.00%	6/10/2028	MXN	31,250	1,473,726

United Kingdom 0.40%

Old Mutual plc	8.00%	6/3/2021	GBP	5,000	7,267,896
Total Foreign Bonds (cost $11,971,820)					9,510,266

FOREIGN GOVERNMENT OBLIGATIONS 0.78%

Argentina 0.26%

Provincia de Mendoza†(d)	8.375%	5/19/2024		$800	834,112
Provincia of Neuquen†(d)	8.625%	5/12/2028		1,050	1,118,250
Republic of Argentina†(d)	6.875%	1/26/2027		2,734	2,737,418
Total					4,689,780

Bermuda 0.11%

Government of Bermuda†	3.717%	1/25/2027		2,000	1,930,660

Indonesia 0.18%

Republic of Indonesia†(d)	3.70%	1/8/2022		750	770,668
Republic of Indonesia†(d)	4.35%	1/8/2027		2,460	2,556,001
Total					3,326,669

Qatar 0.10%

State of Qatar†(d)	3.25%	6/2/2026		1,800	1,776,429

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND February 28, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
Saudi Arabia 0.13%

Saudi International Bond†(d)		3.25%	10/26/2026	$2,500		$2,421,875
Total Foreign Government Obligations (cost $13,998,955)						14,145,413

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 0.05%

Federal Home Loan Mortgage Corp. 1020 S IO	900.95	%#(h)	12/15/2020	—	(i)	444
Federal Home Loan Mortgage Corp. 1032 O IO	544.714	%(h)	12/15/2020	—	(i)	545
Federal Home Loan Mortgage Corp. 1046 I IO	1009.00	%(h)	2/15/2021	—	(i)	338
Federal Home Loan Mortgage Corp. 1049 N IO	1010.50	%(h)	2/15/2021	—	(i)	303
Federal Home Loan Mortgage Corp. 1058 I IO	1008.50	%(h)	4/15/2021	—	(i)	175
Federal Home Loan Mortgage Corp. 1059 U IO	409.00	%(h)	4/15/2021	—	(i)	353
Federal Home Loan Mortgage Corp. 1066 S IO	1195.607	%(h)	4/15/2021	—	(i)	1,200
Federal Home Loan Mortgage Corp. 1082 D IO	1007.78	%(h)	5/15/2021	—	(i)	849
Federal Home Loan Mortgage Corp. 1095 A PO	Zero Coupon		6/15/2021	4		3,561
Federal Home Loan Mortgage Corp. 1137 M IO	1185.497	%(h)	9/15/2021	—	(i)	452
Federal Home Loan Mortgage Corp. 1148 F PO	Zero Coupon		10/15/2021	2		2,395
Federal Home Loan Mortgage Corp. 1180 G IO	1008.40	%(h)	11/15/2021	—	(i)	371
Federal Home Loan Mortgage Corp. 1200 IB IO	1007.00	%(h)	2/15/2022	—	(i)	121
Federal Home Loan Mortgage Corp. 1241 X IO	982.654	%(h)	4/15/2022	—	(i)	170
Federal Home Loan Mortgage Corp. 1363 B PO	Zero Coupon		8/15/2022	31		29,399
Federal Home Loan Mortgage Corp. 1372 C PO	Zero Coupon		9/15/2022	9		8,993
Federal Home Loan Mortgage Corp. 141 A PO	Zero Coupon		7/1/2022	2		2,066
Federal Home Loan Mortgage Corp. 73 G IO	1095.35	%(h)	10/15/2020	—	(i)	223
Federal National Mortgage Assoc. 133 1 PO	Zero Coupon		4/25/2022	1		1,066
Federal National Mortgage Assoc. 1991-158 E IO	1008.00	%#(h)	12/25/2021	—	(i)	378
Federal National Mortgage Assoc. 94 2 IO	9.50	%(h)	8/25/2021	2		268
Government National Mortgage Assoc. 2013-48	0.599	%#(h)	7/16/2054	18,323		787,199
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $987,922)						840,869

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 1.99%

Federal National Mortgage Assoc.(j)		3.00%	TBA	3,220		3,311,317
Federal National Mortgage Assoc.(j)		3.50%	TBA	32,000		32,804,999
Total Government Sponsored Enterprises Pass-Throughs (cost $36,237,749)						36,116,316

MUNICIPAL BONDS 0.90%

MISCELLANEOUS 0.90%

Municipal Elec Auth of Georgia		7.055%	4/1/2057	4,250		4,934,335
North Texas Tollway Auth		8.41%	2/1/2030	1,950		2,553,213
North Texas Tollway Auth		8.91%	2/1/2030	7,500		8,742,900
Total Municipal Bonds (cost $15,110,585)						16,230,448

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND February 28, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 2.03%

Citigroup Commercial Mortgage Trust 2016-P3 D†	2.804	%#	4/15/2049	$917	$694,667
Commercial Mortgage Pass-Through Certificates 2015-LC23 C	4.646	%#	10/10/2048	1,500	1,485,768
Commercial Mortgage Pass-Through Certificates 2015-LC23 D†	3.646	%#	10/10/2048	3,186	2,714,907
Commercial Mortgage Pass-Through Certificates 2015-PC1 C	4.441	%#	7/10/2050	1,776	1,540,118
Commercial Mortgage Pass-Through Certificates 2016-SAVA A†	2.49	%#	10/15/2034	4,291	4,320,502
Credit Suisse Mortgage Capital Certificates 2010-RR2 2B†	5.941	%#	9/15/2039	1,300	1,302,502
Credit Suisse Mortgage Capital Certificates 2014-2R 22A1†	3.00	%#	7/27/2036	283	276,360
Credit Suisse Mortgage Capital Certificates 2014-2R 26A1†	3.00	%#	6/27/2037	495	488,065
Credit Suisse Mortgage Capital Certificates 2014-USA E†	4.373%		9/15/2037	3,400	2,963,526
DBWF Mortgage Trust 2015-LCM D†	3.421	%#	6/10/2034	1,600	1,400,040
GAHR Commercial Mortgage Trust 2015-NRF DFX†	3.382	%#	12/15/2034	1,472	1,488,342
GS Mortgage Securities Trust 2013-GC12 XA IO	1.675	%#	6/10/2046	26,187	1,704,887
GS Mortgage Securities Trust 2013-GC12 XB IO	0.542	%#	6/10/2046	47,400	1,406,510
GS Mortgage Securities Trust 2015-GC32 C	4.412	%#	7/10/2048	1,022	1,031,310
GS Mortgage Securities Trust 2015-GS1 XB IO	0.185	%#	11/10/2048	30,000	539,640
Hudsons Bay Simon JV Trust 2015-HB10 XB10 IO†	0.541	%#	8/5/2034	16,028	696,721
Hudsons Bay Simon JV Trust 2015-HB7 XB7 IO†	0.493	%#	8/5/2034	18,308	502,335
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 XA IO	1.189	%#	4/15/2047	6,530	230,034
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 XB IO	0.273	%#	4/15/2047	1,896	38,998
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C30 C	4.31	%#	7/15/2048	1,674	1,544,830
JPMorgan Chase Commercial Mortgage-Backed Securities Trust 2009-RR1 A4B†	5.796	%#	3/18/2051	3,810	3,819,108
Merrill Lynch Mortgage Investors Trust 2006-AF2 AF1	6.25%		10/25/2036	1,028	840,881
Sequoia Mortgage Trust 2012-4 A3	2.069	%#	9/25/2042	645	622,453
Wells Fargo Commercial Mortgage Trust 2013-LC12 D†	4.296	%#	7/15/2046	2,256	2,034,686
Wells Fargo Commercial Mortgage Trust 2016-C33 D†	3.123%		3/15/2059	1,973	1,431,511
WF-RBS Commercial Mortgage Trust 2012-C7 A1	2.30%		6/15/2045	772	778,089
WF-RBS Commercial Mortgage Trust 2014-C20 XA IO	1.168	%#	5/15/2047	13,055	720,177
WF-RBS Commercial Mortgage Trust 2014-C20 XB IO	0.572	%#	5/15/2047	2,617	101,235
Total Non-Agency Commercial Mortgage-Backed Securities (cost $36,024,595)					36,718,202

	Dividend Rate			Shares (000)
PREFERRED STOCKS 0.25%

Electric: Power 0.19%

SCE Trust III	5.75	%#		120	3,339,232

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND February 28, 2017

	Dividend Rate		Shares (000)	Fair Value
Oil 0.06%

Templar Energy LLC Units	Zero Coupon		77	$1,150,335
Total Preferred Stocks (cost $3,756,890)				4,489,567

Investments	Interest Rate	Maturity Date	Principal Amount (000)
U.S. TREASURY OBLIGATIONS 17.62%

U.S. Treasury Bond	2.875%	11/15/2046	$2,921	2,864,920
U.S. Treasury Note	1.25%	3/31/2021	48,631	47,646,028
U.S. Treasury Note	1.25%	10/31/2021	51,093	49,689,935
U.S. Treasury Note	1.375%	5/31/2021	10,007	9,834,029
U.S. Treasury Note	1.75%	10/31/2020	42,301	42,437,336
U.S. Treasury Note	1.875%	2/28/2022	68,778	68,767,271
U.S. Treasury Note	2.00%	12/31/2021	30,352	30,514,444
U.S. Treasury Note	2.125%	8/15/2021	52,368	53,006,261
U.S. Treasury Note	2.25%	2/15/2027	5,966	5,909,251
U.S. Treasury Note	2.625%	11/15/2020	7,926	8,198,147
Total U.S. Treasury Obligations (cost $322,480,657)				318,867,622
Total Long-Term Investments (cost $1,708,420,382)				1,729,876,625

SHORT-TERM INVESTMENTS 4.95%

CORPORATE BONDS 1.26%

Banks: Regional 1.04%

Bank of America NA	6.10%	6/15/2017	7,750	7,851,401
Compass Bank	1.85%	9/29/2017	6,000	6,004,692
Deutsche Bank AG (United Kingdom)(d)	1.524%#	5/30/2017	3,377	3,375,913
Santander Bank NA	2.00%	1/12/2018	1,500	1,500,895
Total				18,732,901

Financial Services 0.11%

Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.	7.375%	10/1/2017	2,060	2,070,300

Real Estate Investment Trusts 0.11%

Camden Property Trust	5.70%	5/15/2017	2,000	2,017,478
Total Corporate Bonds (cost $22,821,212)				22,820,679

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND February 28, 2017

Investments	Principal Amount (000)	Fair Value

REPURCHASE AGREEMENT 3.69%

Repurchase Agreement dated 2/28/2017, 0.03% due 3/1/2017 with Fixed Income Clearing Corp. collateralized by $63,675,000 of U.S. Treasury Inflation Indexed Note at 0.125% due 4/15/2017; value: $68,095,255; proceeds: $66,756,062	$66,756	$66,756,006
Total Short-Term Investments (cost $89,577,218)		89,576,685
Total Investments in Securities 100.53% (cost $1,797,997,600)		1,819,453,310
Liabilities in Excess of Cash and Other Assets(k) (0.53%)		(9,643,268)
Net Assets 100.00%		$1,809,810,042

BRL	Brazilian real.
GBP	British pound.
MXN	Mexican peso.
ADR	American Depositary Receipt.
IO	Interest Only.
PIK	Payment-in-kind.
PO	Principal Only.
Units	More than one class of securities traded together.

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at February 28, 2017.
~	Deferred interest debentures pay the stated rate, after which they pay a predetermined interest rate.
(a)	Securities purchased on a when-issued basis (See Note 2(f)).
(b)	Defaulted (non-income producing security).
(c)	Investment in non-U.S. dollar denominated securities.
(d)	Foreign security traded in U.S. dollars.
(e)	Security is perpetual in nature and has no stated maturity.
(f)	Debenture pays interest at an annual fixed rate of 6.974% through December 1, 2017. Thereafter, interest will be paid at an annual floating rate of 3-month LIBOR plus 2.53% through June 1, 2067. This debenture is subject to full redemption at the option of the issuer any time prior to December 1, 2017.
(g)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at February 28, 2017.
(h)	IOettes. These securities represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s, however, a nominal amount of principal is assigned to an IOette. This amount is very small in relation to the interest flow that constitutes almost all of the IOette cash flow. The stated price and coupon are linked to that small principal amount and therefore appear unusually large.
(i)	Amount is less than $1,000.
(j)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(k)	Liabilities in Excess of Cash and Other Assets include net unrealized appreciation/depreciation on forward foreign currency exchange contracts, futures contracts and swaps as follows:

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND February 28, 2017

Credit Default Swaps on Indexes - Buy Protection at February 28, 2017(1):

Referenced Issuer*	Fund Pays	Termination Date	Notional Amount	Fair Value(2)	Payments Upfront(3)	Unrealized Depreciation(4)	Credit Default Swap Agreements Receivable at Fair Value(5)
Markit CMBX. NA.AAA.8(6)	.50%	10/17/2057	8,877,000	$9,012,445	$426,902	$(291,457)	$135,445

*	The Referenced Index is for Credit Default Swaps on Indexes, which is comprised of a basket of commercial mortgaged-backed securities. (See Note 2(n)).
(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Fair value serves as the indicator of the current status of payment/performance risk.
(3)	Upfront payments paid are presented net of amortization (See Note 2(n)).
(4)	Total unrealized appreciation on Credit Default Swaps on Indexes amounted to $0. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $291,457.
(5)	Includes upfront payments paid.
(6)	Swap Counterparty: Morgan Stanley

Open Forward Foreign Currency Exchange Contracts at February 28, 2017:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Argentine peso	Buy	Bank of America	3/23/2017	84,800,000	$5,000,000	$5,422,320	$422,320
Argentine peso	Buy	Bank of America	4/27/2017	32,600,000	1,962,673	2,053,677	91,004
Argentine peso	Buy	UBS AG	4/27/2017	81,000,000	4,830,054	5,102,695	272,641
Brazilian real	Buy	Goldman Sachs	4/13/2017	21,720,000	6,608,854	6,914,149	305,295
Brazilian real	Buy	J.P. Morgan	4/13/2017	5,140,000	1,622,229	1,636,221	13,992
Brazilian real	Buy	Morgan Stanley	4/13/2017	5,900,000	1,790,972	1,878,153	87,181
Brazilian real	Buy	State Street Bank and Trust	3/9/2017	18,100,000	5,099,310	5,807,518	708,208
Chilean peso	Buy	Citibank	3/9/2017	3,040,000,000	4,489,073	4,673,149	184,076
Chilean peso	Buy	Standard Chartered Bank	3/9/2017	1,100,000,000	1,665,405	1,690,942	25,537
Chinese yuan renminbi	Buy	State Street Bank and Trust	3/9/2017	13,800,000	1,982,787	2,009,450	26,663
Chinese yuan renminbi	Buy	State Street Bank and Trust	4/13/2017	43,400,000	6,170,031	6,302,124	132,093
Chinese yuan renminbi	Buy	UBS AG	3/9/2017	12,900,000	1,818,694	1,878,399	59,705
Chinese yuan renminbi	Buy	UBS AG	4/10/2017	24,000,000	3,475,491	3,485,883	10,392
Colombian peso	Buy	Standard Chartered Bank	3/9/2017	18,500,000,000	5,957,652	6,311,322	353,670
Czech koruna	Buy	Citibank	4/13/2017	76,500,000	2,994,692	3,007,691	12,999
euro	Buy	State Street Bank and Trust	4/13/2017	1,070,000	1,124,622	1,135,764	11,142
Hungarian forint	Buy	Citibank	4/13/2017	1,510,000,000	5,135,544	5,197,872	62,328
Hungarian forint	Buy	Morgan Stanley	3/9/2017	645,000,000	2,184,426	2,217,596	33,170

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND February 28, 2017

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Indian rupee	Buy	J.P. Morgan	3/9/2017	326,000,000	$4,739,681	$4,880,605	$140,924
Indian rupee	Buy	State Street Bank and Trust	4/13/2017	334,500,000	4,860,435	4,990,020	129,585
Indonesian rupiah	Buy	J.P. Morgan	4/13/2017	29,500,000,000	2,184,700	2,201,719	17,019
Indonesian rupiah	Buy	UBS AG	3/9/2017	147,800,000,000	10,829,426	11,062,460	233,034
Israeli new shekel	Buy	Barclays Bank plc	4/13/2017	7,850,000	2,041,665	2,158,354	116,689
Japanese yen	Buy	Morgan Stanley	4/13/2017	403,000,000	3,551,509	3,593,656	42,147
Malaysian ringgit	Buy	Goldman Sachs	4/13/2017	2,300,000	510,208	516,218	6,010
Malaysian ringgit	Buy	J.P. Morgan	4/13/2017	7,800,000	1,750,056	1,750,652	596
Malaysian ringgit	Buy	UBS AG	4/13/2017	10,950,000	2,437,504	2,457,646	20,142
Mexican peso	Buy	J.P. Morgan	4/12/2017	15,000,000	716,839	742,117	25,278
Mexican peso	Buy	J.P. Morgan	4/12/2017	81,700,000	3,672,637	4,042,063	369,426
Mexican peso	Buy	J.P. Morgan	5/15/2017	29,800,000	1,443,126	1,467,749	24,623
Peruvian Nuevo sol	Buy	Barclays Bank plc	4/12/2017	5,240,000	1,531,089	1,598,309	67,220
Peruvian Nuevo sol	Buy	State Street Bank and Trust	5/15/2017	5,350,000	1,614,363	1,626,089	11,726
Peruvian Nuevo sol	Buy	UBS AG	3/9/2017	22,250,000	6,431,565	6,810,738	379,173
Polish zloty	Buy	Standard Chartered Bank	4/13/2017	19,700,000	4,709,395	4,842,252	132,857
Polish zloty	Buy	Standard Chartered Bank	4/13/2017	1,200,000	287,175	294,960	7,785
Romanian new leu	Buy	Barclays Bank plc	4/13/2017	1,030,000	240,636	241,298	662
Romanian new leu	Buy	Goldman Sachs	4/13/2017	11,600,000	2,705,607	2,717,535	11,928
Russian ruble	Buy	Barclays Bank plc	3/9/2017	449,000,000	6,889,409	7,682,925	793,516
Russian ruble	Buy	Barclays Bank plc	4/13/2017	315,000,000	5,150,964	5,349,028	198,064
Russian ruble	Buy	State Street Bank and Trust	4/13/2017	7,500,000	125,839	127,358	1,519
Singapore dollar	Buy	Goldman Sachs	5/15/2017	9,670,000	6,815,510	6,903,192	87,682
Singapore dollar	Buy	Morgan Stanley	3/9/2017	1,150,000	810,870	820,637	9,767
Singapore dollar	Buy	Standard Chartered Bank	3/9/2017	420,000	290,678	299,711	9,033
South African rand	Buy	J.P. Morgan	4/13/2017	85,500,000	6,034,365	6,470,431	436,066
South African rand	Buy	State Street Bank and Trust	3/9/2017	30,700,000	2,228,486	2,337,569	109,083
South Korean won	Buy	State Street Bank and Trust	4/13/2017	4,200,000,000	3,584,382	3,704,020	119,638
South Korean won	Buy	UBS AG	3/9/2017	980,000,000	836,477	864,486	28,009
Thai baht	Buy	State Street Bank and Trust	3/9/2017	87,000,000	2,440,564	2,492,230	51,666
Thai baht	Buy	State Street Bank and Trust	4/12/2017	23,500,000	659,927	672,967	13,040
Thai baht	Buy	State Street Bank and Trust	5/15/2017	27,900,000	794,928	798,762	3,834
Thai baht	Buy	UBS AG	4/12/2017	61,500,000	1,716,439	1,761,169	44,730
Turkish lira	Buy	Bank of America	4/13/2017	23,050,000	5,796,002	6,260,379	464,377
Turkish lira	Buy	Bank of America	5/15/2017	1,430,000	379,876	385,094	5,218
British pound	Sell	State Street Bank and Trust	3/13/2017	3,370,000	4,250,049	4,182,594	67,455
British pound	Sell	State Street Bank and Trust	4/13/2017	70,000	88,173	86,951	1,222
British pound	Sell	State Street Bank and Trust	4/13/2017	130,000	161,573	161,480	93
Canadian dollar	Sell	Goldman Sachs	4/13/2017	2,310,000	1,765,253	1,739,743	25,510
euro	Sell	J.P. Morgan	4/13/2017	3,280,000	3,482,118	3,481,594	524
euro	Sell	UBS AG	5/16/2017	1,160,000	1,235,265	1,233,138	2,127
Hungarian forint	Sell	Citibank	3/9/2017	25,000,000	86,084	85,953	131
Philippine peso	Sell	UBS AG	4/12/2017	268,000,000	5,348,234	5,311,047	37,187
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$7,058,731

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND February 28, 2017

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Argentine peso	Buy	J.P. Morgan	5/17/2017	56,800,000	$3,558,674	$3,548,533	$(10,141)
Chilean peso	Buy	State Street Bank and Trust	5/15/2017	59,000,000	90,428	90,345	(83)
Chilean peso	Buy	UBS AG	5/15/2017	2,350,000,000	3,601,809	3,598,481	(3,328)
Chinese yuan renminbi	Buy	Barclays Bank plc	4/10/2017	300,000	43,594	43,574	(20)
Chinese yuan renminbi	Buy	J.P. Morgan	4/13/2017	900,000	130,753	130,689	(64)
Colombian peso	Buy	Bank of America	5/15/2017	600,000,000	205,128	202,809	(2,319)
Colombian peso	Buy	Bank of America	5/15/2017	6,400,000,000	2,195,179	2,163,299	(31,880)
Colombian peso	Buy	J.P. Morgan	5/15/2017	5,200,000,000	1,791,423	1,757,680	(33,743)
Colombian peso	Buy	State Street Bank and Trust	5/15/2017	2,780,000,000	951,794	939,683	(12,111)
Colombian peso	Buy	State Street Bank and Trust	5/15/2017	500,000,000	169,142	169,008	(134)
Czech koruna	Buy	Morgan Stanley	3/9/2017	15,500,000	620,859	607,861	(12,998)
Czech koruna	Buy	State Street Bank and Trust	4/13/2017	4,800,000	188,835	188,718	(117)
Indonesian rupiah	Buy	J.P. Morgan	4/13/2017	3,000,000,000	224,148	223,904	(244)
Mexican peso	Buy	J.P. Morgan	4/12/2017	26,000,000	1,293,130	1,286,336	(6,794)
Mexican peso	Buy	J.P. Morgan	5/15/2017	3,800,000	187,746	187,163	(583)
Philippine peso	Buy	Bank of America	4/12/2017	441,000,000	8,811,717	8,739,446	(72,271)
Philippine peso	Buy	UBS AG	4/12/2017	58,000,000	1,155,379	1,149,406	(5,973)
Philippine peso	Buy	UBS AG	4/12/2017	90,000,000	1,791,045	1,783,560	(7,485)
Polish zloty	Buy	Standard Chartered Bank	5/15/2017	9,400,000	2,323,829	2,309,502	(14,327)
Romanian new leu	Buy	Goldman Sachs	5/15/2017	4,400,000	1,041,822	1,031,320	(10,502)
Romanian new leu	Buy	J.P. Morgan	3/9/2017	10,500,000	2,517,502	2,457,779	(59,723)
Turkish lira	Buy	Citibank	4/13/2017	7,800,000	2,163,637	2,118,480	(45,157)
Turkish lira	Buy	Citibank	5/15/2017	670,000	180,862	180,429	(433)
Turkish lira	Buy	J.P. Morgan	3/9/2017	9,950,000	2,855,676	2,728,216	(127,460)
Argentine peso	Sell	Citibank	3/23/2017	3,920,000	250,479	250,654	(175)
Australian dollar	Sell	J.P. Morgan	4/13/2017	2,370,000	1,740,347	1,815,336	(74,989)
Australian dollar	Sell	J.P. Morgan	4/13/2017	2,320,000	1,750,695	1,777,038	(26,343)
Brazilian real	Sell	State Street Bank and Trust	5/15/2017	1,685,000	528,164	532,453	(4,289)
British pound	Sell	J.P. Morgan	4/13/2017	1,430,000	1,742,646	1,776,283	(33,637)
British pound	Sell	J.P. Morgan	4/19/2017	2,310,000	2,864,430	2,869,748	(5,318)
British pound	Sell	State Street Bank and Trust	4/19/2017	100,000	121,944	124,232	(2,288)
Chinese yuan renminbi	Sell	UBS AG	4/10/2017	24,300,000	3,477,888	3,529,457	(51,569)
Colombian peso	Sell	State Street Bank and Trust	3/9/2017	300,000,000	101,795	102,346	(551)
Indian rupee	Sell	J.P. Morgan	3/9/2017	157,000,000	2,293,511	2,350,475	(56,964)
Indonesian rupiah	Sell	J.P. Morgan	3/9/2017	7,760,000,000	570,504	580,817	(10,313)
Japanese yen	Sell	Goldman Sachs	4/13/2017	403,000,000	3,482,764	3,593,656	(110,892)
Russian ruble	Sell	J.P. Morgan	3/9/2017	2,000,000	33,423	34,222	(799)
Russian ruble	Sell	J.P. Morgan	3/9/2017	3,000,000	50,461	51,334	(873)
South African rand	Sell	Goldman Sachs	3/9/2017	14,130,000	1,018,194	1,075,891	(57,697)
South Korean won	Sell	State Street Bank and Trust	3/9/2017	550,000,000	456,811	485,171	(28,360)
Turkish lira	Sell	Barclays Bank plc	3/9/2017	460,000	124,853	126,129	(1,276)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(924,223)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND February 28, 2017

Open Futures Contracts at February 28, 2017:

Type	Expiration	Contracts	Position	Notional Value	Unrealized Appreciation
U.S. 5-Year Treasury Note	June 2017	2,524	Long	$297,082,688	$311,121
U.S. Long Bond	June 2017	8	Long	1,213,250	8,955
U.S. 10-Year Treasury Note	June 2017	1,785	Short	(222,371,953)	19,466
Totals				$75,923,985	$339,542

Type	Expiration	Contracts	Position	Notional Value	Unrealized Depreciation
U.S. 2-Year Treasury Note	June 2017	58	Long	$12,551,563	$(15,504)
Ultra Long U.S. Treasury Bond	June 2017	53	Short	(8,574,407)	(101,538)
Totals				$3,977,156	$(117,042)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND February 28, 2017

The following is a summary of the inputs used as of February 28, 2017 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3		Total
Asset-Backed Securities
Automobiles	$—	$108,647,398	$987,920	(4)	$109,635,318
Other	—	92,385,983	6,500,000	(4)	98,885,983
Remaining Industries	—	15,498,922	—		15,498,922
Common Stocks
Oil	12,927	776,386	—		789,313
Convertible Bonds
Oil	—	—	71,814	(5)	71,814
Remaining Industries	—	1,009,770	—		1,009,770
Corporate Bonds	—	1,070,234,742	—		1,070,234,742
Floating Rate Loans
Business Services	—	2,609,259	—		2,609,259
Entertainment	—	2,148,497	—		2,148,497
Food	—	877,551	—		877,551
Gaming	—	3,153,669	—		3,153,669
Lodging	—	6,326,636	—		6,326,636
Media	—	2,800,148	—		2,800,148
Retail	—	1,736,979	—		1,736,979
Foreign Bonds	—	9,510,266	—		9,510,266
Foreign Government Obligations	—	14,145,413	—		14,145,413
Government Sponsored Enterprises Collateralized Mortgage Obligations	—	840,869	—		840,869
Government Sponsored Enterprises Pass-Throughs	—	36,116,316	—		36,116,316
Municipal Bonds	—	16,230,448	—		16,230,448
Non-Agency Commercial Mortgage-Backed Securities	—	35,877,321	840,881	(4)	36,718,202
Preferred Stocks	3,339,232	1,150,335	—		4,489,567
U.S. Treasury Obligations	—	318,867,622	—		318,867,622
Repurchase Agreement	—	66,756,006	—		66,756,006
Total	$3,352,159	$1,807,700,536	$8,400,615		$1,819,453,310
Other Financial Instruments
Credit Default Swap
Assets	$—	$135,445	$—		$135,445
Liabilities	—	—	—		—
Forward Foreign Currency Exchange Contracts
Assets	—	7,058,731	—		7,058,731
Liabilities	—	(924,223)	—		(924,223)
Futures Contracts
Assets	339,542	—	—		339,542
Liabilities	(117,042)	—	—		(117,042)
Total	$222,500	$6,269,953	$—		$6,492,453

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT INVESTMENT TRUST - INCOME FUND February 28, 2017

(1)	Refer to Note 2(o) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.
(3)	There were no Level 1/Level 2 transfers during the period ended February 28, 2017.
(4)	Includes securities valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(5)	Level 3 security fair valued by the Pricing Committee, as described in Note 2(a) in the Notes to Financial Statements.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Asset-Backed Securities	Convertible Bonds	Floating Rate Loans	Non-Agency Commercial Mortgage-Backed Securities
Balance as of December 1, 2016	$—	$71,814	$388,399	$—
Accrued discounts/premiums	—	—	73	505
Realized gain (loss)	—	—	719	4,119
Change in unrealized appreciation/depreciation	—	—	1,159	(18,265)
Purchases	7,487,920	—	—	—
Sales	—	—	(390,350)	(50,093)
Net transfers in or out of Level 3	—	—	—	904,615
Balance as of February 28, 2017	$7,487,920	$71,814	$—	$840,881
Net change in unrealized appreciation/depreciation for period ended February 28, 2017, related to Level 3 investments held at February 28, 2017	$—	$—	$—	$(18,265)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 28, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 91.47%

ASSET-BACKED SECURITIES 18.12%

Automobiles 9.43%

Ally Auto Receivables Trust 2014-1 A3	0.97%	10/15/2018	$174	$173,975
Ally Auto Receivables Trust 2014-2 A3	1.25%	4/15/2019	363	362,772
Ally Auto Receivables Trust 2014-2 B	2.10%	3/16/2020	3,500	3,516,170
Ally Auto Receivables Trust 2015-2 A3	1.49%	11/15/2019	402	402,354
AmeriCredit Automobile Receivables Trust 2014-2 C	2.18%	6/8/2020	1,311	1,318,781
AmeriCredit Automobile Receivables Trust 2016-2 C	2.87%	11/8/2021	1,499	1,511,602
AmeriCredit Automobile Receivables Trust 2016-4 A2A	1.34%	4/8/2020	653	652,795
AmeriCredit Automobile Receivables Trust 2017-1 A2A	1.51%	5/18/2020	924	923,987
Avis Budget Rental Car Funding AESOP LLC 2012-2A A†	2.802%	5/20/2018	1,045	1,047,098
Avis Budget Rental Car Funding AESOP LLC 2013-2A A†	2.97%	2/20/2020	463	470,174
Avis Budget Rental Car Funding AESOP LLC 2014-1A A†	2.46%	7/20/2020	2,637	2,649,261
Avis Budget Rental Car Funding AESOP LLC 2014-2A A†	2.50%	2/20/2021	349	349,287
Avis Budget Rental Car Funding AESOP LLC 2015-2A A†	2.63%	12/20/2021	555	554,771
California Republic Auto Receivables Trust 2013-1 A2†	1.41%	9/17/2018	30	30,035
California Republic Auto Receivables Trust 2013-2 A2	1.23%	3/15/2019	184	183,610
California Republic Auto Receivables Trust 2015-1 B	2.51%	2/16/2021	1,183	1,189,030
California Republic Auto Receivables Trust 2015-3 A4	2.13%	5/17/2021	694	696,582
California Republic Auto Receivables Trust 2015-4 A2†	1.60%	9/17/2018	198	198,175
California Republic Auto Receivables Trust 2015-4 A3†	2.04%	1/15/2020	4,138	4,153,476
California Republic Auto Receivables Trust 2015-4 B†	3.73%	11/15/2021	417	429,504
California Republic Auto Receivables Trust 2016-1 A3	1.89%	5/15/2020	814	816,168
California Republic Auto Receivables Trust 2016-1 A4	2.24%	10/15/2021	1,256	1,264,405
California Republic Auto Receivables Trust 2016-2 A3	1.56%	7/15/2020	244	243,458
California Republic Auto Receivables Trust 2016-2 A4	1.83%	12/15/2021	320	317,508
Capital Auto Receivables Asset Trust 2013-4 C	2.67%	2/20/2019	1,288	1,295,111
Capital Auto Receivables Asset Trust 2014-3 C†	2.71%	11/20/2019	364	367,950
Capital Auto Receivables Asset Trust 2015-2 A2	1.39%	9/20/2018	858	858,576
Capital Auto Receivables Asset Trust 2016-1 B	2.67%	12/21/2020	338	338,627
Capital Auto Receivables Asset Trust 2016-2 A3	1.46%	6/22/2020	423	422,234
Capital Auto Receivables Asset Trust 2016-2 A4	1.63%	1/20/2021	222	221,180
CarMax Auto Owner Trust 2013-1 C	1.54%	12/15/2018	208	208,091
CarMax Auto Owner Trust 2014-4 C	2.44%	11/16/2020	1,318	1,323,633
CarMax Auto Owner Trust 2015-4 A3	1.56%	11/16/2020	4,500	4,500,032
CarMax Auto Owner Trust 2016-3 A2	1.17%	8/15/2019	846	845,855
CarMax Auto Owner Trust 2016-3 A3	1.39%	5/17/2021	686	682,336

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 28, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)

CarMax Auto Owner Trust 2016-4 A2	1.21%	11/15/2019	$553	$551,950
CarMax Auto Owner Trust 2016-4 A3	1.40%	8/15/2021	256	254,005
CarMax Auto Owner Trust 2016-4 A4	1.60%	6/15/2022	331	326,464
Chesapeake Funding II LLC 2016-2A A1†	1.88%	6/15/2028	567	565,547
Chrysler Capital Auto Receivables Trust 2014-BA A3†	1.27%	5/15/2019	174	173,594
Chrysler Capital Auto Receivables Trust 2015-BA B†	2.70%	12/15/2020	109	109,949
Chrysler Capital Auto Receivables Trust 2016-AA A3†	1.77%	10/15/2020	1,153	1,154,724
CPS Auto Receivables Trust 2016-B D†	6.58%	3/15/2022	350	375,227
CS Project Loan Group CSC-1329 AS(a)	2.60%	7/16/2058	1,326	1,309,218
Drive Auto Receivables Trust 2015-AA C†	3.06%	5/17/2021	371	373,792
Drive Auto Receivables Trust 2015-BA B†	2.12%	6/17/2019	105	105,118
Drive Auto Receivables Trust 2015-CA B†	2.23%	9/16/2019	316	315,804
Drive Auto Receivables Trust 2015-CA C†	3.01%	5/17/2021	1,587	1,599,929
Drive Auto Receivables Trust 2015-DA C†	3.38%	11/15/2021	1,175	1,192,556
Drive Auto Receivables Trust 2015-DA D†	4.59%	1/17/2023	912	936,528
Drive Auto Receivables Trust 2016-AA B†	3.17%	5/15/2020	780	784,537
Drive Auto Receivables Trust 2016-BA B†	2.56%	6/15/2020	3,448	3,466,433
Drive Auto Receivables Trust 2016-BA C†	3.19%	7/15/2022	448	454,029
Drive Auto Receivables Trust 2016-BA D†	4.53%	8/15/2023	927	951,848
Drive Auto Receivables Trust 2016-CA B†	2.37%	11/16/2020	514	515,147
Drive Auto Receivables Trust 2016-CA C†	3.02%	11/15/2021	1,283	1,298,449
Drive Auto Receivables Trust 2016-CA D†	4.18%	3/15/2024	305	310,863
First Investors Auto Owner Trust 2016-2A A1†	1.53%	11/16/2020	705	704,928
First Investors Auto Owner Trust 2017-1A A1†	1.69%	4/15/2021	850	849,977
Flagship Credit Auto Trust 2015-3 A†	2.38%	10/15/2020	249	249,250
Flagship Credit Auto Trust 2016-2 A2†	3.05%	8/16/2021	1,320	1,334,997
Ford Credit Auto Lease Trust 2015-A A3	1.13%	6/15/2018	3,540	3,540,554
Ford Credit Auto Lease Trust 2016-A A3	1.71%	4/15/2019	911	913,144
Ford Credit Auto Owner Trust 2016-C A2A	1.04%	9/15/2019	1,116	1,113,324
Ford Credit Auto Owner Trust/Ford Credit 2017-1 B†	2.87%	8/15/2028	577	576,953
Honda Auto Receivables Owner Trust 2014-4 A3	0.99%	9/17/2018	647	646,172
Honda Auto Receivables Owner Trust 2016-4 A2	1.04%	4/18/2019	1,082	1,079,168
Huntington Auto Trust 2016-1 A3	1.59%	11/16/2020	4,237	4,231,508
Hyundai Floorplan Master Owner Trust 2016-1A A1†	1.67%#	3/15/2021	259	261,274
Hyundai Floorplan Master Owner Trust 2016-1A A2†	1.81%	3/15/2021	301	300,427
Mercedes-Benz Auto Lease Trust 2016-A A3	1.52%	3/15/2019	1,156	1,157,314
Mercedes-Benz Auto Receivables Trust 2015-1 A3	1.34%	12/16/2019	2,879	2,878,268
NextGear Floorplan Master Owner Trust 2015-2A A†	2.38%	10/15/2020	1,024	1,030,260
NextGear Floorplan Master Owner Trust 2016-1A A2†	2.74%	4/15/2021	943	947,268

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 28, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)

OSCAR US Funding Trust V 2016-2A A2A†	2.31%	11/15/2019	$1,600	$1,600,001
Santander Drive Auto Receivables Trust 2014-4 C	2.60%	11/16/2020	175	176,195
Santander Drive Auto Receivables Trust 2014-5 E	4.23%	4/15/2022	1,025	1,046,910
Santander Drive Auto Receivables Trust 2015-1 C	2.57%	4/15/2021	3,022	3,048,205
Santander Drive Auto Receivables Trust 2015-3 B	2.07%	4/15/2020	693	695,866
Santander Drive Auto Receivables Trust 2015-3 C	2.74%	1/15/2021	818	827,921
Santander Drive Auto Receivables Trust 2015-4 C	2.97%	3/15/2021	207	210,360
Santander Drive Auto Receivables Trust 2015-5 C	2.74%	12/15/2021	2,810	2,831,741
Santander Drive Auto Receivables Trust 2016-1 D	4.02%	4/15/2022	282	290,998
Santander Drive Auto Receivables Trust 2016-2 B	2.08%	2/16/2021	4,245	4,252,871
Santander Drive Auto Receivables Trust 2016-3 A2	1.34%	11/15/2019	719	718,618
Santander Drive Auto Receivables Trust 2016-3 B	1.89%	6/15/2021	1,646	1,642,525
SunTrust Auto Receivables Trust 2015-1A A3†	1.42%	9/16/2019	2,930	2,932,461
TCF Auto Receivables Owner Trust 2015-2A A2†	1.64%	1/15/2019	75	74,584
TCF Auto Receivables Owner Trust 2015-2A A3†	2.06%	4/15/2020	596	598,393
TCF Auto Receivables Owner Trust 2015-2A B†	3.00%	9/15/2021	215	217,915
TCF Auto Receivables Owner Trust 2015-2A C†	3.75%	12/15/2021	136	138,898
TCF Auto Receivables Owner Trust 2015-2A D†	4.24%	8/15/2022	130	131,776
TCF Auto Receivables Owner Trust 2016-1A A2†	1.39%	11/15/2019	1,372	1,371,098
TCF Auto Receivables Owner Trust 2016-1A A4†	2.03%	2/15/2022	963	955,675
TCF Auto Receivables Owner Trust 2016-1A B†	2.32%	6/15/2022	622	614,124
TCF Auto Receivables Owner Trust 2016-PT1A A†	1.93%	6/15/2022	1,698	1,693,899
Volkswagen Auto Loan Enhanced Trust 2013-2 A3	0.70%	4/20/2018	40	39,578
Westlake Automobile Receivables Trust 2016-2A C†	2.83%	5/17/2021	260	261,100
Westlake Automobile Receivables Trust 2016-3A B†	2.07%	12/15/2021	173	172,193
Total				100,003,005

Credit Cards 2.20%

American Express Credit Account Master Trust 2014-3 A	1.49%	4/15/2020	1,595	1,597,264
BA Credit Card Trust 2016-A1 A	1.16%#	10/15/2021	1,045	1,050,436
Bank of America Credit Card Trust 2014-A3 A	1.06%#	1/15/2020	770	770,875
Barclays Dryrock Issuance Trust 2016-1 A	1.52%	5/16/2022	2,325	2,306,775
Capital One Multi-Asset Execution Trust 2014-A2	1.26%	1/15/2020	331	331,052
Capital One Multi-Asset Execution Trust 2015-A3	1.17%#	3/15/2023	2,740	2,751,638
Chase Issuance Trust 2016-A2 A	1.37%	6/15/2021	2,943	2,922,425
Discover Card Execution Note Trust 2014-A5 A	1.39%	4/15/2020	260	260,163
Discover Card Execution Note Trust 2016-A2 A2	1.31%#	9/15/2021	744	749,820
First National Master Note Trust 2015-1 A	1.54%#	9/15/2020	162	162,416

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 28, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Credit Cards (continued)

MBNA Credit Card Master Note Trust 2004-A3	1.03	%#	8/16/2021	$891	$892,316
Synchrony Credit Card Master Note Trust 2012-2 A	2.22%		1/15/2022	1,195	1,205,623
Synchrony Credit Card Master Note Trust 2012-6 A	1.36%		8/17/2020	179	179,087
Synchrony Credit Card Master Note Trust 2015-1 B	2.64%		3/15/2023	5,076	5,107,011
Synchrony Credit Card Master Note Trust 2016-2 B	2.55%		5/15/2024	693	692,792
World Financial Network Credit Card Master Trust 2012-D A	2.15%		4/17/2023	2,356	2,371,835
Total					23,351,528

Home Equity 0.12%

Asset Backed Securities Corp. Home Equity Loan Trust Series NC 2006-HE4 A5	0.938	%#	5/25/2036	1,197	1,156,686
New Century Home Equity Loan Trust 2005-A A6	4.824%		8/25/2035	150	151,326
Total					1,308,012

Other 6.37%

Ally Master Owner Trust 2015-3 A	1.63%		5/15/2020	3,133	3,134,289
Ares IIIR/IVR CLO Ltd. 2007-3RA A2†	1.243	%#	4/16/2021	73	72,494
Ares XXXIII CLO Ltd. 2015-1A A1R†	2.313	%#	12/5/2025	3,000	3,008,656
Ascentium Equipment Receivables LLC 2015-2A A2†	1.57%		12/11/2017	30	30,226
Ascentium Equipment Receivables Trust 2016-1A A2†	1.75%		11/13/2018	27	26,880
Ascentium Equipment Receivables Trust 2016-2A A2†	1.46%		4/10/2019	409	408,482
Ascentium Equipment Receivables Trust 2016-2A A3†	1.65%		5/10/2022	420	416,572
Birchwood Park CLO Ltd. 2014-1A AR†(a)	2.203	%#	7/15/2026	1,500	1,500,000
BlueMountain CLO Ltd. 2014-4A A1R†	2.404	%#	11/30/2026	2,000	2,008,076
Carlyle Global Market Strategies CLO Ltd. 2013-2A A1†	2.174	%#	4/18/2025	750	750,384
Carlyle Global Market Strategies CLO Ltd. 2013-4A A2R†	2.543	%#	10/15/2025	4,000	4,019,309
Carlyle Global Market Strategies CLO Ltd. 2014-1A AR†	2.323	%#	4/17/2025	5,000	5,001,618
Carlyle Global Market Strategies CLO Ltd. 2015-2A A1†	2.507	%#	4/27/2027	2,000	2,007,964
Cedar Funding IV CLO Ltd. 2014-4A A1†	2.541	%#	10/23/2026	2,130	2,134,226
Cent CLO Ltd. 2013-17A A1†	2.339	%#	1/30/2025	2,500	2,503,112
Cent CLO Ltd. 2013-18A A†	2.161	%#	7/23/2025	1,000	999,012
CIFC Funding II Ltd. 2014-2A A1LR†	2.235	%#	5/24/2026	1,250	1,249,997
CIFC Funding Ltd. 2014-5A A1R†	2.423	%#	1/17/2027	500	500,075
CNH Equipment Trust 2015-B A4	1.89%		4/15/2022	859	860,766
CNH Equipment Trust 2016-B A4	1.97%		11/15/2021	128	127,375
Crown Point CLO Ltd. 2012-1A A1LB†	2.557	%#	11/21/2022	299	299,072
Dell Equipment Finance Trust 2015-2 A3†	1.72%		9/22/2020	507	508,011
Dell Equipment Finance Trust 2016-1 A3†	1.65%		7/22/2021	100	99,783

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 28, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)

Dell Equipment Finance Trust 2016-1 B†	2.03%		7/22/2021	$100	$99,774
Diamond Resorts Owner Trust 2015-2 A†	2.99%		5/22/2028	1,967	1,962,395
Diamond Resorts Owner Trust 2016-1 A†	3.08%		11/20/2028	286	283,395
Engs Commercial Finance Trust 2016-1A A2†	2.63%		2/22/2022	664	661,209
Ford Credit Floorplan Master Owner Trust A 2012-5 A	1.49%		9/15/2019	3,728	3,731,229
Ford Credit Floorplan Master Owner Trust A 2014-4 A1	1.40%		8/15/2019	385	385,226
Ford Credit Floorplan Master Owner Trust A 2015-1 A1	1.42%		1/15/2020	975	974,746
Fortress Credit BSL Ltd. 2013-1A A†	2.205	%#	1/19/2025	2,500	2,510,973
Jackson Mill CLO Ltd. 2015-1A A†	2.563	%#	4/15/2027	1,300	1,301,464
JFIN Revolver CLO 2013-1A A†	2.28	%#	1/20/2021	57	57,535
JFIN Revolver CLO Ltd. 2015-4A A†	2.191	%#	4/22/2020	1,191	1,193,513
KKR CLO Ltd. 12-A1A†	2.433	%#	7/15/2027	500	500,537
LCM XVIII LP-18A A1†	2.54	%#	4/20/2027	3,000	3,003,864
Leaf Receivables Funding 10 LLC 2015-1 B†	2.42%		1/15/2021	185	184,173
Leaf Receivables Funding 11 LLC 2016-1 A2†	1.72%		7/15/2018	300	299,859
Leaf Receivables Funding 11 LLC 2016-1 A3†	2.05%		6/15/2019	248	247,266
Leaf Receivables Funding 11 LLC 2016-1 A4†	2.49%		4/15/2022	320	317,964
MMAF Equipment Finance LLC 2016-AA A2†	1.39%		12/17/2018	530	530,191
N-Star REL CDO VIII Ltd. 2006-8A B†	1.209	%#	2/1/2041	1,600	1,504,000
NextGear Floorplan Master Owner Trust 2015-1A A†	1.80%		7/15/2019	1,757	1,756,881
Nissan Master Owner Trust Receivables 2016-A A2	1.54%		6/15/2021	369	365,219
Oaktree CLO Ltd. 2014-2A A1A†	2.56	%#	10/20/2026	800	800,000
Octagon Investment Partners XXI Ltd. 2014-1A A1AR†	2.386	%#	11/14/2026	1,200	1,200,058
Octagon Loan Funding Ltd. 2014-1A A1†	2.502	%#	11/18/2026	300	300,375
OneMain Financial Issuance Trust 2015-2A A†	2.57%		7/18/2025	256	256,135
OZLM VII Ltd. 2014-7A A1B†	2.513	%#	7/17/2026	300	300,195
OZLM VIII Ltd. 2014-8A A1A†	2.463	%#	10/17/2026	1,990	1,991,243
PFS Financing Corp. 2016-BA A†	1.87%		10/15/2021	626	620,523
SLM Private Education Loan Trust 2010-A 2A†	4.02	%#	5/16/2044	610	634,995
SLM Private Education Loan Trust 2012-A A1†	2.17	%#	8/15/2025	10	10,451
SLM Private Education Loan Trust 2013-B A1†	1.42	%#	7/15/2022	281	281,637
SLM Student Loan Trust 2011-1 A1	1.298	%#	3/25/2026	152	152,604
Taco Bell Funding LLC 2016-1A A2I†	3.832%		5/25/2046	422	423,727
Thacher Park CLO Ltd. 2014-1A AR†(a)	2.644	%#	10/20/2026	3,500	3,500,000
Venture XVIII CLO Ltd. 2014-18A A†	2.473	%#	10/15/2026	1,250	1,250,561
Wells Fargo Dealer Floorplan Master Note Trust 2015-2 A	1.429	%#	1/20/2022	1,550	1,556,151
Westchester CLO Ltd. 2007-1A A1A†	1.259	%#	8/1/2022	50	49,550
Westgate Resorts LLC 2014-1A A†	2.15%		12/20/2026	184	182,315
Westgate Resorts LLC 2014-1A B†	3.25%		12/20/2026	428	425,515
Total					67,473,827
Total Asset-Backed Securities (cost $191,685,245)					192,136,372

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 28, 2017

Investments			Shares (000)		Fair Value
COMMON STOCKS 0.01%

Oil

OGX Petroleo e Gas SA ADR				4	$1,616
Templar Energy LLC Class A Units				10	82,491
Total					84,107
Total Common Stocks (cost $108,481)					84,107

	Interest Rate	Maturity Date	Principal Amount (000)
CONVERTIBLE BONDS 0.06%

Oil 0.00%

Chesapeake Energy Corp.	2.50%	5/15/2037		$3	2,970
Oleo e Gas Participacoes SA(b)(c)	10.00%	3/1/2017	BRL	3	5,080
Oleo e Gas Participacoes SA(b)(c)	10.00%	3/1/2017	BRL	2	3,853
Total					11,903

Real Estate Investment Trusts 0.03%

VEREIT, Inc.	3.00%	8/1/2018		$325	325,406

Retail 0.03%
RH†	Zero Coupon	6/15/2019		344	298,420
Total Convertible Bonds (cost $633,664)					635,729

CORPORATE BONDS 44.94%

Advertising 0.02%

Interpublic Group of Cos., Inc. (The)	2.25%	11/15/2017		250	250,774

Aerospace/Defense 0.02%

Harris Corp.	1.999%	4/27/2018		265	265,688

Air Transportation 0.01%

Continental Airlines 2012-1 Class B Pass Through Trust	6.25%	4/11/2020		70	73,763

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 28, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Auto Parts: Original Equipment 0.24%

International Automotive Components Group SA (Luxembourg)†(d)	9.125%	6/1/2018	$728	$732,550
MPG Holdco I, Inc.	7.375%	10/15/2022	250	271,350
Nexteer Automotive Group Ltd.†	5.875%	11/15/2021	1,000	1,045,000
Titan International, Inc.	6.875%	10/1/2020	450	464,625
Total				2,513,525

Automotive 2.54%
Ford Motor Credit Co. LLC	2.24%	6/15/2018	500	502,470
Ford Motor Credit Co. LLC	2.943%	1/8/2019	700	712,003
Ford Motor Credit Co. LLC	3.157%	8/4/2020	713	726,851
Ford Motor Credit Co. LLC	6.625%	8/15/2017	2,250	2,301,953
Ford Motor Credit Co. LLC	8.125%	1/15/2020	2,771	3,202,262
General Motors Co.	3.50%	10/2/2018	1,639	1,677,613
General Motors Financial Co., Inc.	2.40%	5/9/2019	1,008	1,015,823
General Motors Financial Co., Inc.	3.10%	1/15/2019	1,549	1,577,864
General Motors Financial Co., Inc.	3.15%	1/15/2020	380	387,699
General Motors Financial Co., Inc.	3.20%	7/13/2020	1,100	1,122,528
General Motors Financial Co., Inc.	3.25%	5/15/2018	200	203,434
General Motors Financial Co., Inc.	4.20%	3/1/2021	1,200	1,259,425
Hyundai Capital America†	2.00%	3/19/2018	5,452	5,460,554
Hyundai Capital America†	2.40%	10/30/2018	700	702,930
Hyundai Capital America†	2.875%	8/9/2018	1,750	1,769,794
Navistar International Corp.	8.25%	11/1/2021	650	659,750
Volkswagen Group of America Finance LLC†	1.25%	5/23/2017	644	643,733
Volkswagen Group of America Finance LLC†	1.60%	11/20/2017	1,562	1,560,607
Volkswagen International Finance NV (Netherlands)†(d)	1.60%	11/20/2017	1,422	1,420,632
Total				26,907,925

Banks: Regional 9.21%

ABN AMRO Bank NV (Netherlands)†(d)	1.80%	6/4/2018	1,729	1,726,842
ABN AMRO Bank NV (Netherlands)†(d)	1.80%	9/20/2019	800	792,638
ABN AMRO Bank NV (Netherlands)†(d)	2.10%	1/18/2019	1,039	1,041,415
Akbank TAS (Turkey)†(d)	3.875%	10/24/2017	150	151,553
Associated Banc-Corp.	2.75%	11/15/2019	296	298,905
Banco de Credito del Peru (Panama)†(d)	2.25%	10/25/2019	200	199,000
Banco de Credito del Peru (Peru)†(d)	2.75%	1/9/2018	107	107,674

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 28, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Banks: Regional (continued)

Bank of America Corp.	2.151%	11/9/2020	$255	$253,132
Bank of America Corp.	5.42%	3/15/2017	1,379	1,380,984
Bank of America Corp.	5.49%	3/15/2019	5,475	5,820,100
Bank of America Corp.	5.625%	7/1/2020	285	314,402
Bank of America Corp.	5.65%	5/1/2018	1,245	1,299,891
Bank of America Corp.	5.70%	5/2/2017	990	996,810
Bank of America Corp.	6.875%	4/25/2018	540	571,322
Bank of America Corp.	7.625%	6/1/2019	3,890	4,362,452
Bank of America NA	5.30%	3/15/2017	1,558	1,560,240
Barclays Bank plc (United Kingdom)†(d)	10.179%	6/12/2021	879	1,102,749
Capital One Financial Corp.	6.75%	9/15/2017	715	735,329
Capital One NA	1.65%	2/5/2018	460	460,572
Citigroup, Inc.	1.80%	2/5/2018	525	526,565
Citigroup, Inc.	2.05%	12/7/2018	272	272,908
Citigroup, Inc.	2.45%	1/10/2020	1,269	1,275,888
Citigroup, Inc.	2.90%	12/8/2021	693	695,737
Citigroup, Inc.	8.50%	5/22/2019	391	445,208
Commonwealth Bank of Australia (Australia)†(d)	1.375%	9/6/2018	972	968,695
Compass Bank	2.75%	9/29/2019	1,000	1,003,243
Credit Suisse AG	1.70%	4/27/2018	2,000	2,000,106
Credit Suisse AG	1.75%	1/29/2018	335	335,554
Credit Suisse Group Funding Guernsey Ltd. (Guernsey)(d)	3.125%	12/10/2020	1,692	1,701,424
Discover Bank	2.00%	2/21/2018	490	491,635
Discover Bank	2.60%	11/13/2018	3,060	3,095,181
Discover Bank	3.10%	6/4/2020	1,050	1,069,911
Discover Bank	8.70%	11/18/2019	796	906,985
European Investment Bank (Luxembourg)(d)	1.00%	3/15/2018	1,075	1,072,506
European Investment Bank (Luxembourg)(d)	1.25%	5/15/2018	1,557	1,556,759
Goldman Sachs Group, Inc. (The)	2.142%#	4/26/2022	1,327	1,339,407
Goldman Sachs Group, Inc. (The)	2.30%	12/13/2019	1,249	1,252,160
Goldman Sachs Group, Inc. (The)	5.375%	3/15/2020	2,643	2,870,811
Goldman Sachs Group, Inc. (The)	5.75%	1/24/2022	583	656,817
Goldman Sachs Group, Inc. (The)	6.00%	6/15/2020	739	821,379
Goldman Sachs Group, Inc. (The)	6.15%	4/1/2018	201	210,618
Goldman Sachs Group, Inc. (The)	7.50%	2/15/2019	348	384,830

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 28, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Banks: Regional (continued)

HBOS plc (United Kingdom)(d)	1.646%#	9/6/2017	$390	$389,695
HBOS plc (United Kingdom)†(d)	6.75%	5/21/2018	7,402	7,807,466
Huntington Bancshares, Inc.	2.60%	8/2/2018	321	323,861
Huntington Bancshares, Inc.	7.00%	12/15/2020	462	532,116
Industrial & Commercial Bank of China Ltd.	2.351%	11/13/2017	500	501,559
ING Bank NV (Netherlands)†(d)	1.80%	3/16/2018	1,152	1,152,969
ING Bank NV (Netherlands)(d)	4.125%#	11/21/2023	1,463	1,491,689
Intesa Sanpaolo SpA (Italy)(d)	3.875%	1/16/2018	3,106	3,150,739
Itau Unibanco Holding SA†	2.85%	5/26/2018	700	704,515
JPMorgan Chase & Co.	2.295%	8/15/2021	756	747,967
Macquarie Bank Ltd. (Australia)†(d)	1.60%	10/27/2017	500	500,277
Macquarie Bank Ltd. (Australia)†(d)	1.662%#	10/27/2017	1,350	1,354,406
Morgan Stanley	1.842%#	2/14/2020	1,337	1,342,333
Morgan Stanley	5.50%	7/24/2020	300	329,367
Morgan Stanley	5.625%	9/23/2019	1,750	1,897,936
Morgan Stanley	6.625%	4/1/2018	863	907,778
Morgan Stanley	7.30%	5/13/2019	1,152	1,279,899
National City Corp.	6.875%	5/15/2019	124	136,691
National Savings Bank (Sri Lanka)†(d)	8.875%	9/18/2018	200	214,760
Popular, Inc.	7.00%	7/1/2019	806	846,300
Regions Bank	2.25%	9/14/2018	885	888,182
Regions Bank	7.50%	5/15/2018	250	266,010
Royal Bank of Scotland NV (The) (Netherlands)(d)	4.65%	6/4/2018	539	551,350
Royal Bank of Scotland plc (The) (United Kingdom) (d)	9.50%#	3/16/2022	2,483	2,492,763
Santander Bank NA	2.00%	1/12/2018	1,662	1,662,992
Santander Bank NA	8.75%	5/30/2018	250	269,881
Santander UK Group Holdings plc (United Kingdom)(d)	2.875%	8/5/2021	1,791	1,774,437
Santander UK Group Holdings plc (United Kingdom)(d)	3.571%	1/10/2023	275	276,385
Santander UK plc (United Kingdom)(d)	1.65%	9/29/2017	250	250,347
Santander UK plc (United Kingdom)(d)	2.00%	8/24/2018	208	208,368
Santander UK plc (United Kingdom)(d)	2.50%	3/14/2019	2,581	2,604,544
Santander UK plc (United Kingdom)(d)	3.05%	8/23/2018	327	332,809
SVB Financial Group	5.375%	9/15/2020	70	76,153
Synovus Financial Corp.	7.875%	2/15/2019	500	553,750
Turkiye Halk Bankasi AS (Turkey)†(d)	4.75%	6/4/2019	1,200	1,201,692
Turkiye Halk Bankasi AS (Turkey)†(d)	4.875%	7/19/2017	300	302,289
Turkiye Vakiflar Bankasi TAO (Turkey)†(d)	3.75%	4/15/2018	300	299,661

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 28, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Banks: Regional (continued)

Turkiye Vakiflar Bankasi TAO (Turkey)†(d)	5.75%	4/24/2017	$500	$502,615
UBS AG	1.80%	3/26/2018	3,250	3,257,348
UBS Group Funding Jersey Ltd. (Jersey)†(d)	2.65%	2/1/2022	488	477,999
UBS Group Funding Jersey Ltd. (Jersey)†(d)	2.95%	9/24/2020	931	937,975
Wachovia Corp.	5.75%	2/1/2018	1,517	1,574,393
Wells Fargo & Co.	1.964%#	2/11/2022	784	787,497
Wells Fargo & Co.	2.55%	12/7/2020	120	120,719
Wells Fargo & Co.	3.069%	1/24/2023	1,894	1,904,207
Wilmington Trust Corp.	8.50%	4/2/2018	350	373,233
Total				97,690,259

Beverages 0.03%

Cott Beverages, Inc.	6.75%	1/1/2020	350	362,250

Building Materials 0.26%

Cemex SAB de CV (Mexico)†(d)	5.773%#	10/15/2018	200	209,400
Fortune Brands Home & Security, Inc.	3.00%	6/15/2020	346	349,186
Martin Marietta Materials, Inc.	2.098%#	6/30/2017	1,355	1,357,642
Martin Marietta Materials, Inc.	6.60%	4/15/2018	426	446,603
Owens Corning	9.00%	6/15/2019	148	168,067
Standard Industries, Inc.†	5.125%	2/15/2021	139	145,255
Vulcan Materials Co.	7.50%	6/15/2021	70	82,600
Total				2,758,753

Business Services 0.50%

APX Group, Inc.	6.375%	12/1/2019	595	615,081
Black Knight InfoServ LLC / Black Knight Lending Solutions, Inc.	5.75%	4/15/2023	1,285	1,349,250
Chicago Parking Meters LLC†	5.489%	12/30/2020	200	209,114
ERAC USA Finance LLC†	6.375%	10/15/2017	50	51,427
HPHT Finance 15 Ltd.†	2.25%	3/17/2018	250	249,898
NES Rentals Holdings, Inc.†	7.875%	5/1/2018	515	521,437
Verisk Analytics, Inc.	4.875%	1/15/2019	41	43,008
Western Union Co. (The)	2.875%	12/10/2017	1,500	1,513,887
Western Union Co. (The)	3.35%	5/22/2019	687	703,235
Western Union Co. (The)	3.65%	8/22/2018	30	30,727
Total				5,287,064

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 28, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Chemicals 0.79%

Blue Cube Spinco, Inc.	9.75%	10/15/2023	$1,042	$1,247,795
Celanese US Holdings LLC	5.875%	6/15/2021	700	777,845
Equate Petrochemical BV (Netherlands)†(d)	3.00%	3/3/2022	200	194,443
Rain CII Carbon LLC/CII Carbon Corp.†	8.00%	12/1/2018	275	275,344
Rain CII Carbon LLC/CII Carbon Corp.†	8.25%	1/15/2021	808	834,260
RPM International, Inc.	6.50%	2/15/2018	500	523,260
Westlake Chemical Corp.†	4.625%	2/15/2021	465	483,690
Westlake Chemical Corp.†	4.875%	5/15/2023	2,532	2,634,888
Yara International ASA (Norway)†(d)	7.875%	6/11/2019	1,225	1,368,802
Total				8,340,327

Coal 0.02%

Peabody Securities Finance Corp.†	6.00%	3/31/2022	202	206,545

Computer Hardware 1.04%

Diamond 1 Finance Corp./Diamond 2 Finance Corp.†	3.48%	6/1/2019	3,057	3,127,803
Diamond 1 Finance Corp./Diamond 2 Finance Corp.†	4.42%	6/15/2021	2,924	3,069,177
Diamond 1 Finance Corp./Diamond 2 Finance Corp.†	5.875%	6/15/2021	774	819,253
Hewlett Packard Enterprise Co.	2.45%	10/5/2017	866	869,991
Hewlett Packard Enterprise Co.	2.739%#	10/5/2017	50	50,375
Hewlett Packard Enterprise Co.	2.85%	10/5/2018	2,239	2,269,753
Hewlett Packard Enterprise Co.	2.929%#	10/5/2018	650	661,956
Leidos Holdings, Inc.	4.45%	12/1/2020	106	110,785
NetApp, Inc.	2.00%	12/15/2017	5	5,015
Total				10,984,108

Computer Software 0.44%

Activision Blizzard, Inc.†	6.125%	9/15/2023	2,892	3,144,761
Dun & Bradstreet Corp. (The)	3.25%	12/1/2017	1,200	1,212,846
Fidelity National Information Services, Inc.	5.00%	3/15/2022	322	330,435
Total				4,688,042

Construction/Homebuilding 0.09%

Brookfield Residential Properties, Inc. (Canada)†(d)	6.50%	12/15/2020	871	900,963
D.R. Horton, Inc.	3.75%	3/1/2019	40	41,192
Total				942,155

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 28, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Containers 0.37%

BWAY Holding Co.†	9.125%	8/15/2021	$955	$1,040,950
Packaging Corp. of America	6.50%	3/15/2018	500	523,171
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA	5.75%	10/15/2020	2,295	2,366,719
Total				3,930,840

Drugs 1.84%

Actavis Funding SCS (Luxembourg)(d)	2.35%	3/12/2018	1,525	1,536,474
Bayer US Finance LLC†	1.50%	10/6/2017	200	199,975
Bayer US Finance LLC†	2.375%	10/8/2019	800	805,066
Capsugel SA PIK (Luxembourg)†(d)	7.00%	5/15/2019	911	915,783
Forest Laboratories LLC†	4.375%	2/1/2019	4,760	4,938,705
Mylan NV	3.00%	12/15/2018	1,813	1,831,958
Mylan NV	3.15%	6/15/2021	602	603,176
Mylan, Inc.	2.55%	3/28/2019	2,563	2,569,208
Mylan, Inc.	2.60%	6/24/2018	1,147	1,153,211
Nature’s Bounty Co. (The)†	7.625%	5/15/2021	792	838,530
Perrigo Co. plc (Ireland)(d)	2.30%	11/8/2018	1,375	1,378,146
Shire Acquisitions Investments Ireland DAC (Ireland)(d)	1.90%	9/23/2019	1,011	1,003,834
Teva Pharmaceutical Finance Netherlands III BV (Netherlands)(d)	1.40%	7/20/2018	580	576,439
Zoetis, Inc.	1.875%	2/1/2018	1,125	1,128,062
Total				19,478,567

Electric: Power 1.90%

Abu Dhabi National Energy Co. PJSC (United Arab Emirates)†(d)	2.50%	1/12/2018	700	704,144
American Electric Power Co., Inc.	1.65%	12/15/2017	250	250,492
Calpine Corp.†	6.00%	1/15/2022	270	284,175
Calpine Corp.†	7.875%	1/15/2023	92	95,938
Dominion Resources, Inc.	2.962%	7/1/2019	519	525,824
Dominion Resources, Inc.	4.104%	4/1/2021	1,978	2,067,807
Duquesne Light Holdings, Inc.†	5.90%	12/1/2021	294	329,416
Duquesne Light Holdings, Inc.†	6.40%	9/15/2020	194	217,211
Exelon Generation Co. LLC	2.95%	1/15/2020	1,700	1,722,311
Exelon Generation Co. LLC	5.20%	10/1/2019	673	721,546
Exelon Generation Co. LLC	6.20%	10/1/2017	500	513,217
Jersey Central Power & Light Co.	7.35%	2/1/2019	350	382,853

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 28, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electric: Power (continued)

Metropolitan Edison Co.	7.70%	1/15/2019	$300	$328,742
Ohio Power Co.	6.05%	5/1/2018	300	314,563
Origin Energy Finance Ltd. (Australia)†(d)	3.50%	10/9/2018	1,300	1,319,462
Pennsylvania Electric Co.	5.20%	4/1/2020	319	342,147
Pennsylvania Electric Co.	6.05%	9/1/2017	200	204,005
Pepco Holdings LLC	6.125%	6/1/2017	200	201,838
PPL UK Distribution Holdings Ltd./Western Power Distribution Ltd. (United Kingdom)†(d)	7.25%	12/15/2017	525	543,695
PPL WEM Ltd./Western Power Distribution Ltd. (United Kingdom)†(d)	5.375%	5/1/2021	96	104,416
Progress Energy, Inc.	7.05%	3/15/2019	100	110,068
PSEG Power LLC	5.125%	4/15/2020	45	48,558
Public Service Co. of New Mexico	7.95%	5/15/2018	1,885	2,023,874
Puget Energy, Inc.	6.00%	9/1/2021	509	570,691
TECO Finance, Inc.	5.15%	3/15/2020	635	679,680
TECO Finance, Inc.	6.572%	11/1/2017	3,207	3,309,903
Texas-New Mexico Power Co.†	9.50%	4/1/2019	386	440,292
TransAlta Corp. (Canada)(d)	1.90%	6/3/2017	1,737	1,745,008
Total				20,101,876

Electrical Equipment 0.68%

Broadcom Corp./Broadcom Cayman Finance Ltd.†	2.375%	1/15/2020	909	910,472
Broadcom Corp./Broadcom Cayman Finance Ltd.†	3.00%	1/15/2022	909	909,951
KLA-Tencor Corp.	2.375%	11/1/2017	1,248	1,252,932
KLA-Tencor Corp.	3.375%	11/1/2019	250	256,757
NXP BV/NXP Funding LLC (Netherlands)†(d)	4.125%	6/1/2021	1,055	1,097,833
NXP BV/NXP Funding LLC (Netherlands)†(d)	5.75%	2/15/2021	222	228,799
NXP BV/NXP Funding LLC (Netherlands)†(d)	5.75%	3/15/2023	2,415	2,553,862
Total				7,210,606

Electronics 0.28%

Ingram Micro, Inc.	5.25%	9/1/2017	2,208	2,230,504
Jabil Circuit, Inc.	8.25%	3/15/2018	525	560,537
PerkinElmer, Inc.	5.00%	11/15/2021	200	216,886
Total				3,007,927

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 28, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Entertainment 0.51%

AMC Entertainment Holdings, Inc.	5.875%	2/15/2022	$53	$55,584
CCM Merger, Inc.†	9.125%	5/1/2019	548	565,357
Churchill Downs, Inc.	5.375%	12/15/2021	1,110	1,161,338
Eldorado Resorts, Inc.	7.00%	8/1/2023	500	533,125
Greektown Holdings LLC/Greektown Mothership Corp.†	8.875%	3/15/2019	914	961,985
Isle of Capri Casinos, Inc.	8.875%	6/15/2020	150	156,563
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp.†	6.125%	8/15/2021	108	110,732
Scientific Games International, Inc.	10.00%	12/1/2022	731	778,515
Seminole Tribe of Florida, Inc.†	6.535%	10/1/2020	575	586,500
Seminole Tribe of Florida, Inc.†	7.804%	10/1/2020	347	362,615
Shingle Springs Tribal Gaming Authority†	9.75%	9/1/2021	109	119,355
Total				5,391,669

Environmental Services 0.06%

Covanta Holding Corp.	6.375%	10/1/2022	500	517,500
Covanta Holding Corp.	7.25%	12/1/2020	87	89,414
Total				606,914

Financial Services 3.28%

AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(d)	3.75%	5/15/2019	176	182,017
Air Lease Corp.	5.625%	4/1/2017	4,971	4,980,743
Bear Stearns Cos. LLC (The)	7.25%	2/1/2018	2,393	2,518,343
CIT Group, Inc.	3.875%	2/19/2019	48	49,230
CIT Group, Inc.	4.25%	8/15/2017	1,000	1,012,150
CIT Group, Inc.†	5.50%	2/15/2019	2,674	2,824,413
Discover Financial Services	6.45%	6/12/2017	308	312,043
E*TRADE Financial Corp.	4.625%	9/15/2023	453	469,285
E*TRADE Financial Corp.	5.375%	11/15/2022	1,398	1,481,394
International Lease Finance Corp.	5.875%	4/1/2019	2,306	2,481,256
International Lease Finance Corp.	6.25%	5/15/2019	1,015	1,103,843
International Lease Finance Corp.†	7.125%	9/1/2018	1,737	1,871,739
Jefferies Group LLC	8.50%	7/15/2019	3,091	3,516,918
Lazard Group LLC	4.25%	11/14/2020	1,264	1,328,934
Macquarie Group Ltd. (Australia)†(d)	6.00%	1/14/2020	1,073	1,168,449
Macquarie Group Ltd. (Australia)†(d)	7.625%	8/13/2019	116	129,888
Nationstar Mortgage LLC/Nationstar Capital Corp.	7.875%	10/1/2020	887	925,252

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 28, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Financial Services (continued)

Nationstar Mortgage LLC/Nationstar Capital Corp.	9.625%	5/1/2019	$840	$873,075
Navient Corp.	4.875%	6/17/2019	1,065	1,088,963
Navient Corp.	5.50%	1/15/2019	1,322	1,368,270
Navient Corp.	8.00%	3/25/2020	744	809,004
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	5.875%	3/15/2022	2,050	2,113,076
NFP Corp.†	9.00%	7/15/2021	1,000	1,061,050
Raymond James Financial, Inc.	8.60%	8/15/2019	375	429,064
SteelRiver Transmission Co. LLC†	4.71%	6/30/2017	645	647,239
Total				34,745,638

Food 0.56%

Bumble Bee Holdco SCA PIK (Luxembourg)†(d)	9.625%	3/15/2018	700	686,875
Bumble Bee Holdings, Inc.†	9.00%	12/15/2017	250	249,687
Dole Food Co., Inc.†	7.25%	5/1/2019	611	624,747
JBS USA LUX SA/JBS USA Finance, Inc. †	7.25%	6/1/2021	2,521	2,609,235
JBS USA LUX SA/JBS USA Finance, Inc.†	8.25%	2/1/2020	140	144,200
Kraft Heinz Foods Co.	5.375%	2/10/2020	250	271,588
Smithfield Foods, Inc.†	2.70%	1/31/2020	386	388,216
Smithfield Foods, Inc.†	3.35%	2/1/2022	226	228,504
Want Want China Finance Ltd. (China)†(d)	1.875%	5/14/2018	700	695,761
Total				5,898,813

Health Care Products 0.27%

Life Technologies Corp.	5.00%	1/15/2021	157	168,183
Life Technologies Corp.	6.00%	3/1/2020	1,175	1,286,886
Zimmer Biomet Holdings, Inc.	2.00%	4/1/2018	684	686,406
Zimmer Biomet Holdings, Inc.	2.70%	4/1/2020	690	695,111
Total				2,836,586

Health Care Services 0.44%

Aetna, Inc.	3.20%	6/15/2026	1,124	1,135,977
Aetna, Inc.	4.25%	6/15/2036	386	391,651
Aetna, Inc.	4.375%	6/15/2046	609	618,162
Anthem, Inc.	1.875%	1/15/2018	330	330,942
Anthem, Inc.	2.25%	8/15/2019	1,500	1,509,229
Universal Health Services, Inc.	3.75%	8/1/2019	95	97,494
Universal Health Services, Inc.†	3.75%	8/1/2019	610	626,013
Total				4,709,468

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 28, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Household Equipment/Products 0.00%

Newell Brands, Inc.	6.25%	4/15/2018	$45	$47,196

Insurance 0.65%

CNA Financial Corp.	5.875%	8/15/2020	600	668,770
Fidelity National Financial, Inc.	6.60%	5/15/2017	1,363	1,375,909
HUB International Ltd.†	7.875%	10/1/2021	309	327,540
HUB International Ltd.†	9.25%	2/15/2021	803	833,614
Kemper Corp.	6.00%	5/15/2017	1,250	1,260,909
Lincoln National Corp.	7.00%	3/15/2018	500	524,834
Lincoln National Corp.	8.75%	7/1/2019	39	44,805
Protective Life Corp.	7.375%	10/15/2019	225	253,737
Willis North America, Inc.	6.20%	3/28/2017	1,625	1,630,678
Total				6,920,796

Leasing 0.59%

Aviation Capital Group Corp.†	2.875%	9/17/2018	520	526,500
Aviation Capital Group Corp.†	4.625%	1/31/2018	980	1,005,725
Penske Truck Leasing Co. LP/PTL Finance Corp.†	2.50%	6/15/2019	50	50,246
Penske Truck Leasing Co. LP/PTL Finance Corp.†	2.875%	7/17/2018	50	50,679
Penske Truck Leasing Co. LP/PTL Finance Corp.†	3.05%	1/9/2020	1,125	1,144,587
Penske Truck Leasing Co. LP/PTL Finance Corp.†	3.20%	7/15/2020	522	532,001
Penske Truck Leasing Co. LP/PTL Finance Corp.†	3.375%	3/15/2018	1,500	1,525,918
Penske Truck Leasing Co. LP/PTL Finance Corp.†	3.75%	5/11/2017	1,402	1,408,545
Total				6,244,201

Lodging 0.51%

Caesar’s Entertainment Resort Properties LLC/Caesar’s Entertainment Resort Properties Finance, Inc.	11.00%	10/1/2021	1,389	1,522,691
Caesar’s Growth Properties Holdings LLC/Caesar’s Growth Properties Finance, Inc.	9.375%	5/1/2022	383	415,555
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.	5.625%	10/15/2021	1,708	1,758,809
Hyatt Hotels Corp.†	6.875%	8/15/2019	50	55,304
Marriott International, Inc.	6.75%	5/15/2018	200	211,742
Station Casinos LLC	7.50%	3/1/2021	1,133	1,183,985
Wyndham Worldwide Corp.	2.50%	3/1/2018	250	251,586
Total				5,399,672

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 28, 2017

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Fair Value
Machinery: Agricultural 0.65%

BAT International Finance plc (United Kingdom)†(d)	1.85%	6/15/2018		$1,000	$1,000,532
Imperial Brands Finance plc (United Kingdom)†(d)	2.05%	2/11/2018		3,260	3,269,167
Viterra, Inc. (Canada)†(d)	5.95%	8/1/2020		2,394	2,636,479
Total					6,906,178

Machinery: Industrial/Specialty 0.18%

Cleaver-Brooks, Inc.†	8.75%	12/15/2019		1,282	1,339,690
Manitowoc Foodservice, Inc.	9.50%	2/15/2024		510	592,237
Total					1,931,927

Machinery: Oil Well Equipment & Services 0.01%

BlueLine Rental Finance Corp.†	7.00%	2/1/2019		97	99,425

Manufacturing 0.11%

Crane Co.	2.75%	12/15/2018		150	152,532
Pentair Finance SA (Luxembourg)(d)	1.875%	9/15/2017		25	25,013
Pentair Finance SA (Luxembourg)(d)	2.90%	9/15/2018		1,000	1,012,948
Textron, Inc.	5.60%	12/1/2017		25	25,728
Total					1,216,221

Media 1.04%

Block Communications, Inc.†	7.25%	2/1/2020		504	516,852
Cox Communications, Inc.†	6.25%	6/1/2018		106	111,413
Cox Communications, Inc.†	9.375%	1/15/2019		1,060	1,187,446
CSC Holdings LLC†	10.125%	1/15/2023		650	754,000
DISH DBS Corp.	5.875%	7/15/2022		1,016	1,092,200
NBCUniversal Enterprise, Inc.†	5.25%	—	(e)	1,000	1,057,500
Sirius XM Radio, Inc.†	5.25%	8/15/2022		1,000	1,045,000
Sky plc (United Kingdom)†(d)	9.50%	11/15/2018		250	280,796
Thomson Reuters Corp.	1.65%	9/29/2017		75	75,128
Time Warner Cable LLC	8.25%	4/1/2019		1,760	1,969,287
Time Warner Cable LLC	8.75%	2/14/2019		431	484,522
Time Warner, Inc.	4.875%	3/15/2020		750	805,251
Viacom, Inc.	2.75%	12/15/2019		400	403,140
Viacom, Inc.	5.625%	9/15/2019		348	375,163
Viacom, Inc.	6.125%	10/5/2017		45	46,180
WaveDivision Escrow LLC/WaveDivision Escrow Corp.†	8.125%	9/1/2020		803	836,124
Total					11,040,002

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 28, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Metals & Minerals: Miscellaneous 1.52%

Alamos Gold, Inc. (Canada)†(d)	7.75%	4/1/2020	$483	$503,829
Ausdrill Finance Pty Ltd. (Australia)†(d)	6.875%	11/1/2019	525	540,094
Barrick Gold Corp. (Canada)(d)	6.95%	4/1/2019	81	88,849
Barrick North America Finance LLC	4.40%	5/30/2021	241	259,254
Barrick PD Australia Finance Pty Ltd. (Australia)(d)	4.95%	1/15/2020	24	25,757
Century Aluminum Co.†	7.50%	6/1/2021	42	42,945
Coeur Mining, Inc.	7.875%	2/1/2021	959	994,963
Corp. Nacional del Cobre de Chile (Chile)†(d)	3.875%	11/3/2021	1,875	1,974,382
Corp. Nacional del Cobre de Chile (Chile)†(d)	7.50%	1/15/2019	300	330,281
Eldorado Gold Corp. (Canada)†(d)	6.125%	12/15/2020	682	704,165
FMG Resources (August 2006) Pty Ltd. (Australia)†(d)	9.75%	3/1/2022	3,993	4,639,387
Glencore Finance Canada Ltd. (Canada)†(d)	2.70%	10/25/2017	1,960	1,972,330
Glencore Finance Canada Ltd. (Canada)†(d)	4.95%	11/15/2021	379	411,197
Goldcorp, Inc. (Canada)(d)	2.125%	3/15/2018	332	333,369
Goldcorp, Inc. (Canada)(d)	3.625%	6/9/2021	1,360	1,402,539
Hecla Mining Co.	6.875%	5/1/2021	339	351,713
New Gold, Inc. (Canada)†(d)	7.00%	4/15/2020	1,153	1,175,339
Teck Resources Ltd. (Canada)(d)	4.50%	1/15/2021	354	368,824
Total				16,119,217

Natural Gas 0.03%

CenterPoint Energy Resources Corp.	4.50%	1/15/2021	273	288,806

Office Furniture & Business Equipment 0.13%

CDW LLC/CDW Finance Corp.	6.00%	8/15/2022	1,250	1,328,125

Oil 4.78%

Afren plc (United Kingdom)†(b)(d)	6.625%	12/9/2020	195	1,015
Afren plc (United Kingdom)†(b)(d)	10.25%	4/8/2019	195	1,015
Afren plc (United Kingdom)†(b)(d)	11.50%	2/1/2016	390	2,030
Anadarko Holding Co.	7.05%	5/15/2018	388	408,888
Bill Barrett Corp.	7.00%	10/15/2022	60	59,850
Canadian Natural Resources Ltd. (Canada)(d)	1.75%	1/15/2018	2,857	2,859,017
Canadian Natural Resources Ltd. (Canada)(d)	5.70%	5/15/2017	4,282	4,319,339
Canadian Natural Resources Ltd. (Canada)(d)	5.90%	2/1/2018	553	574,209
Canadian Oil Sands Ltd. (Canada)†(d)	9.40%	9/1/2021	125	153,507
Carrizo Oil & Gas, Inc.	6.25%	4/15/2023	25	25,438
Carrizo Oil & Gas, Inc.	7.50%	9/15/2020	2,082	2,154,870

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 28, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil (continued)

Cenovus Energy, Inc. (Canada)(d)	5.70%	10/15/2019	$750	$807,488
Cimarex Energy Co.	5.875%	5/1/2022	1,181	1,225,199
Clayton Williams Energy, Inc.	7.75%	4/1/2019	101	102,035
CNOOC Finance 2013 Ltd. (Hong Kong)(d)	1.75%	5/9/2018	300	299,225
CNOOC Finance 2015 Australia Pty Ltd. (Australia)(d)	2.625%	5/5/2020	1,000	999,959
CNPC General Capital Ltd. (China)†	2.75%	4/19/2017	200	200,254
Concho Resources, Inc.	5.50%	10/1/2022	219	227,760
Concho Resources, Inc.	5.50%	4/1/2023	2,233	2,322,320
Contura Energy, Inc.†	10.00%	8/1/2021	775	835,062
CrownRock LP/CrownRock Finance, Inc.†	7.125%	4/15/2021	441	459,743
Denbury Resources, Inc.	5.50%	5/1/2022	578	479,740
Devon Energy Corp.	4.00%	7/15/2021	30	31,182
Eclipse Resources Corp.	8.875%	7/15/2023	979	1,015,712
Encana Corp. (Canada)(d)	3.90%	11/15/2021	1,400	1,439,382
Encana Corp. (Canada)(d)	6.50%	5/15/2019	2,341	2,542,279
Endeavor Energy Resources LP/EER Finance, Inc.†	7.00%	8/15/2021	1,197	1,250,865
Eni SpA (Italy)†(d)	4.15%	10/1/2020	1,500	1,575,594
Laredo Petroleum, Inc.	7.375%	5/1/2022	526	546,383
MEG Energy Corp. (Canada)†(d)	6.50%	3/15/2021	265	271,029
Newfield Exploration Co.	5.75%	1/30/2022	1,100	1,179,750
Nexen Energy ULC (Canada)(d)	6.20%	7/30/2019	74	80,718
Noble Energy, Inc.	5.625%	5/1/2021	654	676,989
Northern Tier Energy LLC/Northern Tier Finance Corp.	7.125%	11/15/2020	392	409,150
OGX Austria GmbH (Austria)†(b)(d)	8.50%	6/1/2018	225	5
PDC Energy, Inc.	7.75%	10/15/2022	710	754,375
Permian Resources LLC†	13.00%	11/30/2020	294	346,920
Petrobras Global Finance BV (Netherlands)(d)	6.125%	1/17/2022	593	610,790
Petroleos Mexicanos (Mexico)(d)	3.125%	1/23/2019	853	863,662
Petroleos Mexicanos (Mexico)(d)	3.50%	7/18/2018	436	444,458
Petroleos Mexicanos (Mexico)(d)	5.50%	2/4/2019	1,189	1,249,639
Petroleos Mexicanos (Mexico)(d)	5.75%	3/1/2018	2,087	2,167,767
Petroleos Mexicanos (Mexico)(d)	8.00%	5/3/2019	1,020	1,132,098
Pioneer Natural Resources Co.	6.65%	3/15/2017	393	393,721
Pioneer Natural Resources Co.	6.875%	5/1/2018	457	483,511
Pioneer Natural Resources Co.	7.50%	1/15/2020	129	146,625
Precision Drilling Corp. (Canada)(d)	6.625%	11/15/2020	955	978,152
Range Resources Corp.†	5.75%	6/1/2021	1,006	1,043,725
Range Resources Corp.†	5.875%	7/1/2022	1,335	1,371,712
Ras Laffan Liquefied Natural Gas Co., Ltd. III (Qatar)†(d)	6.75%	9/30/2019	900	1,001,015
RSP Permian, Inc.	6.625%	10/1/2022	1,049	1,114,562
Sanchez Energy Corp.	6.125%	1/15/2023	492	474,780

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 28, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil (continued)

Seven Generations Energy Ltd. (Canada)†(d)	6.875%	6/30/2023	$202	$214,676
Seven Generations Energy Ltd. (Canada)†(d)	8.25%	5/15/2020	600	634,500
Sinopec Group Overseas Development 2012 Ltd.†	2.75%	5/17/2017	200	200,504
Sinopec Group Overseas Development 2013 Ltd.†	2.50%	10/17/2018	2,000	2,012,878
Sinopec Group Overseas Development 2014 Ltd.†	1.79%#	4/10/2017	700	700,167
SM Energy Co.	6.50%	11/15/2021	1,374	1,411,785
SM Energy Co.	6.50%	1/1/2023	579	583,343
Suncor Energy, Inc. (Canada)(d)	6.10%	6/1/2018	281	296,280
Western Refining, Inc.	6.25%	4/1/2021	456	471,675
Total				50,640,321

Oil: Crude Producers 4.19%

Buckeye Partners LP	2.65%	11/15/2018	950	957,199
Buckeye Partners LP	4.875%	2/1/2021	510	543,364
Buckeye Partners LP	6.05%	1/15/2018	425	440,092
Columbia Pipeline Group, Inc.	2.45%	6/1/2018	1,153	1,159,646
Columbia Pipeline Group, Inc.	3.30%	6/1/2020	1,035	1,055,973
DCP Midstream Operating LP†	9.75%	3/15/2019	950	1,075,875
Enbridge Energy Partners LP	6.50%	4/15/2018	175	183,310
Enbridge Energy Partners LP	9.875%	3/1/2019	1,496	1,715,314
Energy Transfer Partners LP	4.15%	10/1/2020	800	833,825
Energy Transfer Partners LP	4.65%	6/1/2021	400	424,532
Energy Transfer Partners LP	9.00%	4/15/2019	1,425	1,618,182
Energy Transfer Partners LP	9.70%	3/15/2019	1,450	1,659,086
EnLink Midstream Partners LP/EnLink Midstream Finance Corp.	7.125%	6/1/2022	1,425	1,487,240
Florida Gas Transmission Co. LLC†	5.45%	7/15/2020	753	810,444
Florida Gas Transmission Co. LLC†	7.90%	5/15/2019	720	800,692
Hiland Partners Holdings LLC/Hiland Partners Finance Corp.†	5.50%	5/15/2022	471	492,168
Kinder Morgan Energy Partners LP	5.30%	9/15/2020	1,350	1,468,068
Kinder Morgan Energy Partners LP	5.95%	2/15/2018	1,675	1,741,859
Kinder Morgan Energy Partners LP	6.50%	4/1/2020	310	345,362
Kinder Morgan Energy Partners LP	6.85%	2/15/2020	175	196,053
Kinder Morgan, Inc.	7.25%	6/1/2018	550	585,573
Midcontinent Express Pipeline LLC†	6.70%	9/15/2019	947	1,018,025
MPLX LP	5.50%	2/15/2023	5,290	5,517,861
ONEOK Partners LP	2.00%	10/1/2017	461	461,744
Panhandle Eastern Pipeline Co. LP	7.00%	6/15/2018	1,200	1,265,370
Regency Energy Partners LP/Regency Energy Finance Corp.	5.50%	4/15/2023	1,820	1,895,075
Regency Energy Partners LP/Regency Energy Finance Corp.	6.50%	7/15/2021	1,514	1,560,472
Rockies Express Pipeline LLC†	6.00%	1/15/2019	185	195,175
Rockies Express Pipeline LLC†	6.85%	7/15/2018	175	185,063

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 28, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil: Crude Producers (continued)

Sabine Pass Liquefaction LLC	5.625%	2/1/2021	$2,607	$2,835,842
Spectra Energy Capital LLC	6.20%	4/15/2018	28	29,285
Spectra Energy Partners LP	2.95%	9/25/2018	1,020	1,033,744
Tesoro Logistics LP/Tesoro Logistics Finance Corp.	5.875%	10/1/2020	113	116,616
Tesoro Logistics LP/Tesoro Logistics Finance Corp.	6.125%	10/15/2021	1,804	1,887,435
Texas Eastern Transmission LP†	4.125%	12/1/2020	500	525,427
Texas Gas Transmission LLC†	4.50%	2/1/2021	729	762,585
TransCanada PipeLines Ltd. (Canada)(d)	6.50%	8/15/2018	18	19,221
TransCanada PipeLines Ltd. (Canada)(d)	7.125%	1/15/2019	392	427,233
Western Gas Partners LP	2.60%	8/15/2018	49	49,197
Williams Partners LP/ACMP Finance Corp.	4.875%	5/15/2023	4,846	5,016,570
Total				44,395,797

Oil: Integrated Domestic 0.54%

Cameron International Corp.	1.40%	6/15/2017	140	140,052
Halliburton Co.	6.15%	9/15/2019	1,097	1,211,901
National Oilwell Varco, Inc.	1.35%	12/1/2017	1,003	999,832
National Oilwell Varco, Inc.	2.60%	12/1/2022	400	384,082
SESI LLC	6.375%	5/1/2019	1,307	1,315,169
Weatherford International Ltd.	9.625%	3/1/2019	1,573	1,726,367
Total				5,777,403

Paper & Forest Products 0.00%

International Paper Co.	9.375%	5/15/2019	19	21,857

Real Estate Investment Trusts 2.02%

Brandywine Operating Partnership LP	4.95%	4/15/2018	1,108	1,141,468
Brandywine Operating Partnership LP	5.70%	5/1/2017	100	100,658
CBRE Services, Inc.	5.00%	3/15/2023	293	303,646
DDR Corp.	3.50%	1/15/2021	134	136,156
DDR Corp.	4.75%	4/15/2018	275	281,878
DDR Corp.	7.50%	4/1/2017	324	325,536
DDR Corp.	7.50%	7/15/2018	481	513,975
DDR Corp.	7.875%	9/1/2020	221	256,854
Digital Realty Trust LP	3.40%	10/1/2020	210	215,048
Digital Realty Trust LP	5.875%	2/1/2020	2,294	2,511,662
DuPont Fabros Technology LP	5.875%	9/15/2021	500	521,562
EPR Properties	7.75%	7/15/2020	1,876	2,141,293

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 28, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Real Estate Investment Trusts (continued)

HCP, Inc.	2.625%	2/1/2020	$687	$691,951
HCP, Inc.	3.75%	2/1/2019	1,103	1,132,987
HCP, Inc.	5.375%	2/1/2021	1,115	1,218,810
Healthcare Realty Trust, Inc.	5.75%	1/15/2021	200	220,163
Kilroy Realty LP	4.80%	7/15/2018	874	902,629
Kilroy Realty LP	6.625%	6/1/2020	1,470	1,646,115
MPT Operating Partnership LP/MPT Finance Corp.	6.375%	2/15/2022	978	1,011,619
SL Green Realty Corp.	5.00%	8/15/2018	102	105,885
SL Green Realty Corp.	7.75%	3/15/2020	850	959,435
Starwood Property Trust, Inc.†	5.00%	12/15/2021	191	198,879
VEREIT Operating Partnership LP	3.00%	2/6/2019	2,615	2,627,944
VEREIT Operating Partnership LP	4.125%	6/1/2021	200	205,280
Vornado Realty LP	2.50%	6/30/2019	718	722,313
Welltower, Inc.	4.125%	4/1/2019	103	106,970
Weyerhaeuser Co.	4.70%	3/15/2021	1,042	1,112,752
Weyerhaeuser Co.	7.375%	10/1/2019	68	76,400
Total				21,389,868

Retail 0.30%

Best Buy Co., Inc.	5.00%	8/1/2018	1,395	1,455,330
Marks & Spencer plc (United Kingdom)†(d)	6.25%	12/1/2017	200	206,211
Neiman Marcus Group Ltd. LLC†	8.00%	10/15/2021	257	162,552
Rite Aid Corp.	6.75%	6/15/2021	1,179	1,229,982
Rite Aid Corp.	9.25%	3/15/2020	73	75,464
Total				3,129,539

Savings & Loan 0.03%

Astoria Financial Corp.	5.00%	6/19/2017	268	269,779

Steel 0.28%

BlueScope Steel Finance Ltd/BlueScope Steel Finance USA LLC (Australia)†(d)	6.50%	5/15/2021	1,060	1,131,550
Cliffs Natural Resources, Inc.†	7.75%	3/31/2020	500	521,913
Cliffs Natural Resources, Inc.†	8.25%	3/31/2020	96	105,360
GTL Trade Finance, Inc.†	7.25%	10/20/2017	250	259,125
Nucor Corp.	5.75%	12/1/2017	95	97,959
U.S. Steel Corp.†	8.375%	7/1/2021	736	829,840
Total				2,945,747

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 28, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Technology 0.51%

Alibaba Group Holding Ltd. (China)(d)	2.50%	11/28/2019	$597	$601,946
Baidu, Inc. (China)(d)	2.25%	11/28/2017	1,700	1,707,699
Baidu, Inc. (China)(d)	2.75%	6/9/2019	200	203,088
Baidu, Inc. (China)(d)	3.25%	8/6/2018	700	711,796
eBay, Inc.	1.514%#	8/1/2019	640	640,973
Expedia, Inc.	7.456%	8/15/2018	716	767,375
Symantec Corp.	2.75%	6/15/2017	25	25,049
Tencent Holdings Ltd. (China)†(d)	3.375%	5/2/2019	750	768,337
Total				5,426,263

Telecommunications 1.29%

AT&T, Inc.	5.50%	2/1/2018	1,617	1,674,792
BellSouth LLC†	4.40%	4/26/2017	2,500	2,513,675
Digicel Group Ltd. (Jamaica)†(d)	8.25%	9/30/2020	1,200	1,066,500
FairPoint Communications, Inc.†	8.75%	8/15/2019	1,230	1,279,200
Frontier Communications Corp.	8.875%	9/15/2020	1,742	1,853,053
GTH Finance BV (Netherlands)†(d)	6.25%	4/26/2020	200	212,199
Nortel Networks Ltd. (Canada)(b)(d)	10.75%	7/15/2016	1,171	1,204,666
T-Mobile USA, Inc.	6.464%	4/28/2019	905	912,991
T-Mobile USA, Inc.	6.542%	4/28/2020	775	797,281
Wind Acquisition Finance SA (Italy)†(d)	6.50%	4/30/2020	500	520,050
Wind Acquisition Finance SA (Italy)†(d)	7.375%	4/23/2021	700	730,625
Windstream Services LLC	7.75%	10/1/2021	932	964,620
Total				13,729,652

Textiles Products 0.02%

Springs Industries, Inc.	6.25%	6/1/2021	252	261,450

Toys 0.00%

Mattel, Inc.	1.70%	3/15/2018	16	16,009

Transportation: Miscellaneous 0.15%

Florida East Coast Holdings Corp.†	6.75%	5/1/2019	850	875,500
Ryder System, Inc.	2.50%	3/1/2018	585	589,942
XPO Logistics, Inc.†	6.50%	6/15/2022	84	88,515
Total				1,553,957

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 28, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Wholesale 0.01%

Rexel SA (France)†(d)	5.25%	6/15/2020		$132	$136,043
Total Corporate Bonds (cost $473,964,104)					476,425,533

FLOATING RATE LOANS(f) 4.51%

Auto Parts: Original Equipment 0.04%

MPG Holdco I, Inc. 2015 Tranche B1 Term Loan	3.75%	10/20/2021		416	416,511

Beverages 0.02%

Molson Coors Brewing Co. 3 Year Tranche Loan	2.28%	12/14/2018		256	255,360

Business Services 0.04%

Neff Rental LLC 2nd Lien Closing Date Term Loan	7.543%	6/9/2021		374	374,551

Chemicals 0.18%

Celanese U.S. Holdings LLC Term Loan A	2.281%	7/15/2021		1,650	1,652,887
Mosaic Company (The) Term Loan	2.031%	11/18/2021		300	299,625
Total					1,952,512

Coal 0.06%

Peabody Energy Corp. Term Loan	— (g)	9/24/2020		605	613,558

Containers 0.17%

Ball Corp. USD Term Loan A	2.531%	3/18/2021		642	641,474
Ball UK Aquisition Ltd. EUR Term Loan A(c)	1.75%	3/18/2021	EUR	144	152,951
WestRock Co. Closing Date Term Loan	1.915%	7/1/2020		$1,000	1,000,630
Total					1,795,055

Electric: Power 0.19%

FirstEnergy Corp. Term Loan	2.521%	12/6/2021		2,000	1,990,000

Electronics 0.26%

Thermo Fisher Scientific Inc. Term Loan A	2.25%	7/1/2019		2,764	2,764,382

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 28, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Entertainment 0.10%

Kasima LLC Term Loan	3.281% - 3.50%	5/17/2021	$1,033	$1,042,625

Food 0.11%

Amplify Snack Brands, Inc. Term Loan	6.50%	9/2/2023	483	471,927
Dole Food Co., Inc. Tranche B Term Loan	4.50% - 6.25%	11/1/2018	590	592,336
Supervalu, Inc. Term Loan	5.50%	3/21/2019	128	129,546
Total				1,193,809

Gaming 0.13%

Seminole Tribe of Florida Initial Term Loan	3.248%	4/29/2020	1,373	1,378,601

Health Care Products 0.57%

Medtronic, Inc. Term Loan	1.656%	1/26/2018	2,775	2,764,594
Zimmer biomet Holdings, Inc. Term Loan A	2.031%	9/30/2019	1,569	1,537,620
Zimmer Holdings, Inc. Term Loan	2.146% - 2.155%	5/29/2019	1,744	1,739,845
Total				6,042,059

Health Care Services 0.15%

Fresenius Medical Care AG & Co. KGaA Tranche A Term Loan	2.289%	10/30/2019	1,248	1,249,340
Laboratory Corp. of America Holdings Term Loan	2.031%	12/19/2019	336	336,730
Total				1,586,070

Household Equipment/Products 0.23%

Dell International LLC Term Loan A1	2.79%	12/31/2018	581	582,523
Dell International LLC Term Loan A2	3.04%	9/7/2021	1,864	1,870,692
Total				2,453,215

Leasing 0.12%

Avolon TLB Borrower 1 S.a.r.l. Term Loan B2 (Luxembourg)(d)	3.728%	3/21/2022	1,214	1,236,841

Lodging 0.33%

Las Vegas Sands LLC Refinancing Term Loan	3.04%	12/19/2020	3,477	3,505,977

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 28, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Machinery: Industrial/Specialty 0.05%

Flowserve Corp. 2012 Term Loan	2.248%	10/14/2020	$563	$560,745

Manufacturing 0.18%

Tyco International Holding sarl Term Loan (Luxembourg)(d)	2.434%	3/2/2020	1,900	1,896,438

Media 0.28%

AMC Networks, Inc. Term Loan A	2.275%	12/16/2019	1,498	1,501,543
Charter Communications Operating, LLC Term Loan E1	2.79%	7/1/2020	1,475	1,484,092
Total				2,985,635

Metals & Mining: Miscellaneous 0.01%

Fairmount Santrol, Inc. Tranche B2 New Term Loan	4.50%	9/5/2019	156	154,318

Miscellaneous 0.06%

Harris Corp. 3 Year Tranche Term Loan	2.29%	3/16/2018	154	153,596
Harris Corp. 5 Year Tranche Term Loan	2.29%	3/16/2020	504	504,231
Total				657,827

Office Furniture & Business Equipment 0.07%

Eastman Chemical Company	2.031%	12/15/2021	703	700,364

Oil 0.08%

Noble Energy, Inc. Initial Term Loan	1.961%	1/6/2019	589	594,442
Petroleos Mexicanos (Mexico) Term Loan(d)	— (g)	2/14/2020	305	299,662
Total				894,104

Oil: Crude Producers 0.03%

Buckeye Partners LP Delayed Draw Term Loan	2.14%	9/30/2019	317	315,811

Real Estate Investment Trusts 0.24%

American Tower Corporation Term Loan	2.04%	1/31/2022	2,516	2,500,275

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 28, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Retail 0.23%

Belk, Inc. 1st Lien Closing Date Term Loan	5.76%	12/12/2022	$317	$271,998
J. Crew Group, Inc. Initial Term Loan	4.00%	3/5/2021	1,157	667,589
PVH Corp. Tranche A Term Loan	2.272%	5/19/2021	996	994,543
Rite Aid Corp. 2nd Lien Tranche 2 Term Loan	4.875%	6/21/2021	500	502,915
Total				2,437,045

Technology 0.02%
Zayo Group, LLC 2017 Incremental Refinancing Term Loan B1	2.781%	1/19/2021	202	204,041

Telecommunications 0.56%

AT&T, Inc. Tranche A Advance Term Loan	1.934%	3/2/2018	1,173	1,171,450
Verizon Communications Inc. 5 year Term Loan	2.029%	7/31/2019	4,725	4,728,946
Total				5,900,396
Total Floating Rate Loans (cost $47,927,854)				47,808,125

FOREIGN GOVERNMENT OBLIGATIONS(d) 0.13%

Argentina 0.06%

Republic of Argentina†	5.625%	1/26/2022	625	632,031

Dominican Republic 0.00%

Dominican Republic†	9.04%	1/23/2018	26	27,244

Indonesia 0.02%

Republic of Indonesia†	3.70%	1/8/2022	200	205,511

Qatar 0.05%

State of Qatar†	5.25%	1/20/2020	516	561,151
Total Foreign Government Obligations (cost $1,409,334)				1,425,937

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 1.38%

Federal Home Loan Mortgage Corp. 2011-K704 B†	4.536%#	10/25/2030	508	523,970
Federal Home Loan Mortgage Corp. 2012-K705 C†	4.16%#	9/25/2044	135	137,375
Federal Home Loan Mortgage Corp. 2012-K706 B†	4.029%#	11/25/2044	300	308,223

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 28, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS (continued)

Federal Home Loan Mortgage Corp. 2012-K707 B†	3.883	%#	1/25/2047	$2,032	$2,082,220
Federal Home Loan Mortgage Corp. 2012-K708 C†	3.751	%#	2/25/2045	500	509,619
Federal Home Loan Mortgage Corp. 2012-K710 B†	3.821	%#	6/25/2047	200	205,833
Federal Home Loan Mortgage Corp. 2013-K502 C†	2.90	%#	3/25/2045	323	323,179
Federal Home Loan Mortgage Corp. 2013-K712 B†	3.365	%#	5/25/2045	360	368,162
Federal Home Loan Mortgage Corp. 2014-K503 B†	3.002	%#	10/25/2047	47	46,997
Federal Home Loan Mortgage Corp. 2015-K721 B†	3.565	%#	11/25/2047	3,624	3,640,722
Federal Home Loan Mortgage Corp. K061 X1 IO	0.179	%#	11/25/2026	15,505	257,142
Federal Home Loan Mortgage Corp. Q001 XA IO	2.33	%#	2/25/2032	1,449	242,838
Government National Mortgage Assoc. 2013-162 A	2.75	%#	9/16/2046	120	118,258
Government National Mortgage Assoc. 2013-171 IO	0.944	%#	6/16/2054	7,241	511,265
Government National Mortgage Assoc. 2013-193 IO	0.957	%#	1/16/2055	2,790	196,712
Government National Mortgage Assoc. 2014-112 A	3.00	%#	1/16/2048	404	407,465
Government National Mortgage Assoc. 2014-135 AS	2.30%		2/16/2047	552	551,216
Government National Mortgage Assoc. 2014-15 IO	0.96	%#	8/16/2054	8,034	489,961
Government National Mortgage Assoc. 2014-64 IO	1.227	%#	12/16/2054	42,920	3,270,038
Government National Mortgage Assoc. 2014-70 A	2.50%		3/16/2049	27	26,573
Government National Mortgage Assoc. 2014-78 A	2.20%		4/16/2047	158	158,229
Government National Mortgage Assoc. 2015-19 AD	2.90%		10/16/2055	313	314,963
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $15,837,342)					14,690,960

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 1.62%

Federal Home Loan Bank	1.125%		4/25/2018	3,010	3,013,194
Federal Home Loan Mortgage Corp.	0.875%		3/7/2018	1,118	1,117,083
Federal Home Loan Mortgage Corp.	3.041	%#	4/1/2037	124	130,010
Federal Home Loan Mortgage Corp.	3.047	%#	2/1/2038	367	390,938
Federal Home Loan Mortgage Corp.	3.058	%#	12/1/2036	305	322,542
Federal Home Loan Mortgage Corp.	3.107	%#	11/1/2043	1,864	1,927,374
Federal Home Loan Mortgage Corp.	3.175	%#	10/1/2038	90	94,938
Federal Home Loan Mortgage Corp.	3.23	%#	5/1/2036	102	107,551
Federal Home Loan Mortgage Corp.	3.269	%#	9/1/2036	282	296,791
Federal Home Loan Mortgage Corp.	3.455	%#	2/1/2037	256	271,987
Federal National Mortgage Assoc.	2.58%		11/1/2018	479	485,529
Federal National Mortgage Assoc.	2.655	%#	6/1/2038	610	637,114
Federal National Mortgage Assoc.	2.702	%#	12/1/2045	424	435,461
Federal National Mortgage Assoc.	2.734	%#	12/1/2045	1,645	1,689,603
Federal National Mortgage Assoc.	2.787	%#	10/1/2035	441	466,922
Federal National Mortgage Assoc.	2.829	%#	1/1/2038	250	265,402
Federal National Mortgage Assoc.	2.831	%#	3/1/2038	114	121,342

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 28, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)

Federal National Mortgage Assoc.	2.844	%#	10/1/2045	$467	$481,090
Federal National Mortgage Assoc.	2.887	%#	3/1/2039	196	205,564
Federal National Mortgage Assoc.	2.934	%#	8/1/2037	24	25,558
Federal National Mortgage Assoc.	2.979	%#	8/1/2038	127	134,248
Federal National Mortgage Assoc.	3.016	%#	9/1/2038	223	236,401
Federal National Mortgage Assoc.	3.104	%#	12/1/2038	126	133,657
Federal National Mortgage Assoc.	3.147	%#	3/1/2042	2,893	3,045,625
Federal National Mortgage Assoc.	3.374	%#	12/1/2040	235	248,206
Federal National Mortgage Assoc.	3.398	%#	12/1/2040	437	462,204
Federal National Mortgage Assoc.	3.48	%#	10/1/2040	159	167,932
Federal National Mortgage Assoc.	3.521	%#	4/1/2040	211	223,777
Total Government Sponsored Enterprises Pass-Throughs (cost $17,158,611)					17,138,043

MUNICIPAL BONDS 0.34%

Miscellaneous

IL State GO		2.77%	4/1/2018	350	350,168
IL State GO		4.35%	6/1/2018	484	490,578
IL State GO		5.365%	3/1/2017	200	200,000
IL State GO		6.20%	7/1/2021	500	525,745
Illinois		3.90%	1/1/2018	100	101,010
Illinois		5.665%	3/1/2018	650	671,112
Illinois		5.877%	3/1/2019	300	317,262
New Jersey Econ Dev Auth		2.421%	6/15/2018	500	502,900
New Jersey Econ Dev Auth (AGM)	Zero Coupon		2/15/2019	100	94,699
New Jersey Transp Tr Fnd Auth		5.00%	12/15/2018	300	314,439
Total Municipal Bonds (cost $3,566,980)					3,567,913

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 18.56%

Americold LLC 2010-ARTA A1†		3.847%	1/14/2029	699	726,071
Aventura Mall Trust 2013-AVM A†	3.743	%#	12/5/2032	1,200	1,265,662
Aventura Mall Trust 2013-AVM D†	3.743	%#	12/5/2032	500	513,992
BAMLL Commercial Mortgage Securities Trust 2014-IP B†	2.717	%#	6/15/2028	350	349,745
BAMLL Commercial Mortgage Securities Trust 2014-IP C†	2.717	%#	6/15/2028	620	622,478
BAMLL Trust 2011-FSHN A†		4.42%	7/11/2033	751	811,644
Banc of America Commercial Mortgage Trust 2007-2 AM	5.696	%#	4/10/2049	1,911	1,912,060
Banc of America Commercial Mortgage Trust 2007-3 AM	5.628	%#	6/10/2049	500	501,776
Banc of America Commercial Mortgage Trust 2007-3 AMF		5.317%	6/10/2049	700	701,606

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 28, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Banc of America Re-REMIC Trust 2009-UB1 A4B†	5.707	%#	6/24/2050	$849	$856,541
Banc of America Re-REMIC Trust 2010-UB3 A4B3†	5.971	%#	2/15/2051	230	229,764
Bancorp Commercial Mortgage Trust 2016-CRE1 A†	2.20	%#	11/15/2033	200	200,364
BB-UBS Trust 2012-TFT A†	2.892%		6/5/2030	2,574	2,541,635
BB-UBS Trust 2012-TFT B†	3.468	%#	6/5/2030	1,624	1,590,342
BB-UBS Trust 2012-TFT C†	3.468	%#	6/5/2030	3,000	2,901,979
BBCMS Trust 2013-TYSN C†	3.821%		9/5/2032	260	268,500
BBCMS Trust 2013-TYSN E†	3.708%		9/5/2032	2,480	2,497,300
BBCMS Trust 2015-STP XB IO†	0.205	%#	9/10/2028	88,000	653,752
BBCMS Trust 2015-VFM A1†	2.466%		3/10/2036	476	464,523
BBCMS Trust 2015-VFM X IO†	0.48	%#	3/12/2036	90,870	2,356,900
Bear Stearns Commercial Mortgage Securities Trust 2004-PWR6 E†	5.406	%#	11/11/2041	595	617,180
Bear Stearns Commercial Mortgage Securities Trust 2004-PWR6 F†	5.671	%#	11/11/2041	595	616,494
Bear Stearns Commercial Mortgage Securities Trust 2007-PW16 AM	5.699	%#	6/11/2040	2,000	2,013,444
Bear Stearns Deutsche Bank Trust 2005-AFR1 A2†	5.008%		9/15/2027	147	156,112
BWAY Mortgage Trust 2013-1515 XB IO†	0.403	%#	3/10/2033	47,800	1,442,489
CFCRE Commercial Mortgage Trust 2011-C2 AJ†	5.754	%#	12/15/2047	204	228,160
CFCRE Commercial Mortgage Trust 2016-C4 XA IO	1.767	%#	5/10/2058	1,039	120,429
CFCRE Commercial Mortgage Trust 2016-C6 XA IO	1.221	%#	11/10/2049	2,866	247,755
CFCRE Commercial Mortgage Trust 2016-C7 XA IO	0.80	%#	12/10/2054	3,793	221,643
CG-CCRE Commercial Mortgage Trust 2014-FL1 A†	1.72	%#	6/15/2031	3,463	3,463,547
CGBAM Commercial Mortgage Trust 2015-SMRT B†	3.213%		4/10/2028	488	494,620
CGBAM Commercial Mortgage Trust 2015-SMRT C†	3.516%		4/10/2028	366	371,976
CGBAM Commercial Mortgage Trust 2015-SMRT F†	3.786	%#	4/10/2028	170	167,170
CGGS Commercial Mortgage Trust 2016-RNDA DFX†	4.387%		2/10/2033	105	107,330
Cherrywood SB Commercial Mortgage Loan Trust 2016-1A AFX†	3.73	%#	3/25/2049	226	225,738
Citigroup Commercial Mortgage Trust 2012-GC8 A4	3.024%		9/10/2045	1,489	1,524,812
Citigroup Commercial Mortgage Trust 2013-GC11 A2	1.987%		4/10/2046	316	317,045
Citigroup Commercial Mortgage Trust 2013-SMP D†	2.911	%#	1/12/2030	600	602,248
Citigroup Commercial Mortgage Trust 2014-GC23 XB IO	0.232	%#	7/10/2047	3,452	58,438
Citigroup Commercial Mortgage Trust 2015-GC31 XA IO	0.462	%#	6/10/2048	6,136	172,707
Citigroup Commercial Mortgage Trust 2015-SSHP C†	2.867	%#	9/15/2027	4,431	4,367,739
Citigroup Commercial Mortgage Trust 2016-SMPL A†	2.228%		9/10/2031	2,130	2,094,540
Citigroup Mortgage Loan Trust 2013-2 5A1†	0.911	%#	7/25/2036	375	362,041
COBALT CMBS Commercial Mortgage Trust 2007-C2 AM†	5.461	%#	4/15/2047	220	221,775
COBALT CMBS Commercial Mortgage Trust 2007-C2 AMFX	5.526	%#	4/15/2047	2,040	2,056,869
Commercial Mortgage Pass-Through Certificates 2004-LB2A G†	5.54	%#	3/10/2039	750	789,043
Commercial Mortgage Pass-Through Certificates 2010-C1 C†	6.005	%#	7/10/2046	100	108,844
Commercial Mortgage Pass-Through Certificates 2012-CR1 D†	5.314	%#	5/15/2045	3,000	3,038,918

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 28, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Commercial Mortgage Pass-Through Certificates 2012-CR3 B†	3.922%		10/15/2045	$617	$638,249
Commercial Mortgage Pass-Through Certificates 2012-CR4 XA IO	1.898	%#	10/15/2045	5,619	380,645
Commercial Mortgage Pass-Through Certificates 2012-LTRT A1†	2.15%		10/5/2030	622	614,067
Commercial Mortgage Pass-Through Certificates 2013-CR6 A2	2.122%		3/10/2046	56	56,299
Commercial Mortgage Pass-Through Certificates 2013-CR7 XA IO	1.399	%#	3/10/2046	10,701	570,131
Commercial Mortgage Pass-Through Certificates 2013-CR8 XA IO	0.661	%#	6/10/2046	19,010	446,438
Commercial Mortgage Pass-Through Certificates 2013-GAM A2†	3.367%		2/10/2028	100	102,191
Commercial Mortgage Pass-Through Certificates 2013-LC6 A2	1.906%		1/10/2046	250	250,901
Commercial Mortgage Pass-Through Certificates 2013-SFS A1†	1.873%		4/12/2035	453	444,996
Commercial Mortgage Pass-Through Certificates 2013-THL D†	3.426	%#	6/8/2030	2,528	2,533,851
Commercial Mortgage Pass-Through Certificates 2013-THL E†	4.526	%#	6/8/2030	1,100	1,100,867
Commercial Mortgage Pass-Through Certificates 2013-WWP D†	3.898%		3/10/2031	965	973,490
Commercial Mortgage Pass-Through Certificates 2014-CR19 XA IO	1.26	%#	8/10/2047	3,545	208,061
Commercial Mortgage Pass-Through Certificates 2014-FL4 C†	2.717	%#	7/13/2031	935	940,123
Commercial Mortgage Pass-Through Certificates 2014-FL5 B†	2.92	%#	10/15/2031	645	642,088
Commercial Mortgage Pass-Through Certificates 2015-CR23 CMC†	3.685	%#	5/10/2048	1,300	1,227,559
Commercial Mortgage Pass-Through Certificates 2016-GCT D†	3.461	%#	8/10/2029	3,000	2,989,297
Commercial Mortgage Pass-Through Certificates 2016-GCT E†	3.461	%#	8/10/2029	3,000	2,855,829
Commercial Mortgage Pass-Through Certificates 2016-GCT XA IO†	0.784%		8/10/2029	101,318	2,742,557
Commercial Mortgage Pass-Through Certificates 2016-SAVA A†	2.49	%#	10/15/2034	1,569	1,579,787
Commercial Mortgage Pass-Through Certificates 2016-SAVA B†	3.07	%#	10/15/2034	1,010	1,017,849
Commercial Mortgage Pass-Through Certificates 2016-SAVA XCP IO†	2.173	%#	10/15/2034	8,597	301,358
Commercial Mortgage Trust 2006-GG7 AM	5.774	%#	7/10/2038	1,056	1,055,571
Commericial Mortgage Trust 2016-CD1 XA IO	1.445	%#	8/10/2049	3,510	344,947
Core Industrial Trust 2015-CALW C†	3.555%		2/10/2034	812	831,134
Cosmopolitan Hotel Trust 2016-CSMO B†	2.87	%#	11/15/2033	344	348,218
Cosmopolitan Hotel Trust 2016-CSMO E†	5.42	%#	11/15/2033	469	480,327
Credit Suisse Commercial Mortgage Trust 2008-C1 AM†	6.061	%#	2/15/2041	859	876,499
Credit Suisse First Boston Mortgage Securities Corp. 2006-OMA A†	5.384%		5/15/2023	60	60,707
Credit Suisse First Boston Mortgage Securities Corp. 2006-OMA B1†	5.466%		5/15/2023	537	567,626
Credit Suisse First Boston Mortgage Securities Corp. 2006-OMA B2†	5.538%		5/15/2023	3,710	3,980,435
Credit Suisse Mortgage Capital Certificates 2010-RR2 2B†	5.941	%#	9/15/2039	225	225,433
Credit Suisse Mortgage Capital Certificates 2014-TIKI B†	2.12	%#	9/15/2038	232	230,261
Credit Suisse Mortgage Capital Certificates 2014-TIKI C†	2.57	%#	9/15/2038	653	647,603
Credit Suisse Mortgage Capital Certificates 2014-USA X1 IO†	0.552	%#	9/15/2037	40,000	1,570,840

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 28, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Credit Suisse Mortgage Capital Certificates 2015-DEAL A†	2.09	%#	4/15/2029	$896	$897,705
Credit Suisse Mortgage Capital Certificates 2015-DEAL B†	2.62	%#	4/15/2029	683	685,046
Credit Suisse Mortgage Capital Certificates 2015-GLPB A†	3.639%		11/15/2034	2,965	3,116,447
Credit Suisse Mortgage Capital Certificates 2016-MFF B†	3.27	%#	11/15/2033	578	579,489
Credit Suisse Mortgage Capital Certificates 2016-MFF C†	4.27	%#	11/15/2033	657	659,011
Credit Suisse Mortgage Capital Certificates 2016-NXSR XB IO	0.114	%#	12/15/2049	20,135	349,324
Csail Commercial Mortgage Trust 2015-C2 XB IO†	0.003	%#	6/15/2057	82,732	339,036
CSAIL Commercial Mortgage Trust 2016-C7 XA IO	1.112	%#	11/15/2049	4,880	347,805
DBJPM Mortgage Trust 2016-C3 XA IO	1.52	%#	9/10/2049	9,968	1,094,267
DBUBS Mortgage Trust 2011-LC2A A1†	3.527%		7/10/2044	352	362,314
DBUBS Mortgage Trust 2011-LC2A B†	4.998	%#	7/10/2044	175	189,958
DBUBS Mortgage Trust 2011-LC2A D†	5.542	%#	7/10/2044	400	409,802
DBWF Mortgage Trust 2015-LCM A1†	2.998%		6/10/2034	509	511,959
DBWF Mortgage Trust 2015-LCM XA IO†	0.423	%#	6/10/2034	1,018	21,530
DBWF Mortgage Trust 2016-85T XA IO†	0.014	%#	12/10/2036	61,529	280,449
EQTY Mortgage Trust 2014-INNS C†	2.376	%#	5/8/2031	100	99,782
EQTY Mortgage Trust 2014-INNS D†	3.126	%#	5/8/2031	1,518	1,512,500
GAHR Commercial Mortgage Trust 2015-NRF BFX†	3.382	%#	12/15/2034	100	102,312
GAHR Commercial Mortgage Trust 2015-NRF CFX†	3.382	%#	12/15/2034	100	101,908
GAHR Commercial Mortgage Trust 2015-NRF DFX†	3.382	%#	12/15/2034	650	657,216
GAHR Commericial Mortgage Trust 2015-NRF EFX†	3.382	%#	12/15/2034	900	890,110
GRACE Mortgage Trust 2014-GRCE E†	3.59	%#	6/10/2028	142	143,605
Great Wolf Trust 2015-WOLF A†	2.22	%#	5/15/2034	626	632,017
Great Wolf Trust 2015-WOLF C†	3.27	%#	5/15/2034	230	232,800
Great Wolf Trust 2015-WOLF E†	5.22	%#	5/15/2034	257	262,387
GS Mortgage Securities Corp. II 2013-KING C†	3.435	%#	12/10/2027	700	713,496
GS Mortgage Securities Corp. Trust 2012-ALOH A†	3.551%		4/10/2034	1,335	1,403,914
GS Mortgage Securities Corp. Trust 2012-ALOH C†	4.13	%#	4/10/2034	115	119,651
GS Mortgage Securities Corp. Trust 2012-SHOP B†	3.311%		6/5/2031	1,613	1,618,320
GS Mortgage Securities Corp. Trust 2012-SHOP C†	3.633%		6/5/2031	1,000	1,007,897
GS Mortgage Securities Corp. Trust 2012-SHOP D†	4.182%		6/5/2031	300	302,387
GS Mortgage Securities Corp. Trust 2013-NYC5 D†	3.479%		1/10/2030	221	223,605
GS Mortgage Securities Trust 2010-C1 D†	6.062	%#	8/10/2043	100	101,676
GS Mortgage Securities Trust 2010-C2 A1†	3.849%		12/10/2043	110	113,535
GS Mortgage Securities Trust 2012-GCJ7 B	4.74%		5/10/2045	259	278,174
GS Mortgage Securities Trust 2012-GCJ9 IO	2.279	%#	11/10/2045	1,865	143,829
GS Mortgage Securities Trust 2013-G1 A2†	3.557	%#	4/10/2031	1,000	1,003,410
GS Mortgage Securities Trust 2013-GC12 XA IO	1.675	%#	6/10/2046	22,620	1,472,660

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 28, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

GS Mortgage Securities Trust 2015-GS1 XA IO	0.834	%#	11/10/2048	$1,092	$62,636
GS Mortgage Securities Trust 2016-GS4 225A†	2.636%		11/10/2029	248	245,755
GS Mortgage Securities Trust 2016-GS4 225C†	3.778%		11/10/2029	433	429,968
GS Mortgage Securities Trust 2016-GS4 225D†	4.766%		11/10/2029	588	585,954
GS Mortgage Securities Trust 2016-RENT C†	4.067	%#	2/10/2029	252	260,884
H/2 Asset Funding 2014-1 Ltd.	2.425%		3/19/2037	900	899,442
H/2 Asset Funding 2015-1A-AFL	2.174%		6/24/2049	1,036	1,033,345
H/2 Asset Funding 2015-1A-AFX	3.353%		6/24/2049	518	510,848
H/2 Asset Funding 2015-1A-BFX	3.993%		6/24/2049	563	540,985
HILT Mortgage Trust 2014-ORL B†	1.97	%#	7/15/2029	100	98,911
HILT Mortgage Trust 2014-ORL C†	2.37	%#	7/15/2029	500	493,024
Hudsons Bay Simon JV Trust 2015-HB7 A7†	3.914%		8/5/2034	2,366	2,425,289
Hudsons Bay Simon JV Trust 2015-HB7 B7†	4.666%		8/5/2034	594	600,321
Hudsons Bay Simon JV Trust 2015-HB7 D7†	5.159	%#	8/5/2034	559	530,781
Hudsons Bay Simon JV Trust 2015-HBFL CFL†	3.327	%#	8/5/2034	1,961	1,954,703
Irvine Core Office Trust 2013-IRV A1†	2.068%		5/15/2048	1,551	1,544,688
JP Morgan Chase Commercial Mortgage Securities Trust 2012-C6 B	4.819	%#	5/15/2045	253	271,214
JPMorgan Chase Commercial Mortgage Securities Trust 2007-CB18 AMFX	5.40%		6/12/2047	216	217,036
JPMorgan Chase Commercial Mortgage Securities Trust 2007-CB19 AM	5.74	%#	2/12/2049	775	778,687
JPMorgan Chase Commercial Mortgage Securities Trust 2012-WLDN A†	3.905%		5/5/2030	1,507	1,575,301
JPMorgan Chase Commercial Mortgage Securities Trust 2013-C10 XA IO	1.22	%#	12/15/2047	13,222	661,346
JPMorgan Chase Commercial Mortgage Securities Trust 2013-C12 XA IO	0.699	%#	7/15/2045	6,619	162,671
JPMorgan Chase Commercial Mortgage Securities Trust 2013-LC11 XA IO	1.428	%#	4/15/2046	1,758	102,980
JPMorgan Chase Commercial Mortgage Securities Trust 2014-BXH A†	1.67	%#	4/15/2027	106	104,733
JPMorgan Chase Commercial Mortgage Securities Trust 2014-BXH B†	2.02	%#	4/15/2027	250	247,963
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 A2	3.046%		4/15/2047	483	494,243
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 XA IO	1.189	%#	4/15/2047	3,421	120,520
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 XB IO	0.273	%#	4/15/2047	1,000	20,569
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C24 XA IO	1.07	%#	11/15/2047	3,183	160,700
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY A†	3.429%		6/10/2027	435	444,070

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 28, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY XA IO†	0.376	%#	6/10/2027	$2,906	$27,299
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY XB IO†	0.034	%#	6/10/2027	1,292	2,339
JPMorgan Chase Commercial Mortgage Securities Trust 2014-FL4 D†	3.87	%#	12/15/2030	500	494,566
JPMorgan Chase Commercial Mortgage Securities Trust 2014-INN A†	1.69	%#	6/15/2029	1,494	1,496,246
JPMorgan Chase Commercial Mortgage Securities Trust 2014-INN C†	2.47	%#	6/15/2029	200	200,127
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C29 XA IO	0.944	%#	5/15/2048	2,957	116,802
JPMorgan Chase Commercial Mortgage Securities Trust 2015-UES D†	3.621	%#	9/5/2032	1,175	1,178,357
JPMorgan Chase Commercial Mortgage Securities Trust 2016-JP4 XA IO	0.825	%#	12/15/2049	4,196	214,382
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI A†	2.798%		10/5/2031	474	478,870
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI B†	3.201%		10/5/2031	216	219,194
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI C†	3.554%		10/5/2031	1,044	1,060,098
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI D†	4.009	%#	10/5/2031	535	539,265
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI E†	4.009	%#	10/5/2031	392	384,715
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI XA IO†	1.211	%#	10/5/2031	2,367	115,213
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI XB IO†	0.657	%#	10/5/2031	1,432	39,457
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WPT A†	2.22	%#	10/15/2033	1,010	1,020,686
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WPT C†	3.62	%#	10/15/2033	152	154,415
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WPT D†	4.52	%#	10/15/2033	402	409,812
JPMorgan Chase Commercial Mortgage-Backed Securities Trust 2009-RR1 A4B†	5.796	%#	3/18/2051	1,395	1,398,335

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 28, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

JPMorgan Chase Commercial Mortgage-Backed Securities Trust 2010-RR1 JPB†	5.787	%#	6/18/2049	$372	$371,717
Ladder Capital Commercial Mortgage Securities LLC 2014-PKMD B†	2.857	%#	11/14/2027	410	406,101
Ladder Capital Commercial Mortgage Securities LLC 2014-PKMD MRC†	2.857	%#	11/14/2027	329	327,206
LMREC, Inc. 2015-CRE1 A†	2.525	%#	2/22/2032	1,183	1,173,786
LMREC, Inc. 2015-CRE1 B†	4.275	%#	2/22/2032	100	97,717
LSTAR Commercial Mortgage Trust 2014-2 XA IO†	1.033	%#	1/20/2041	2,545	39,439
LSTAR Commercial Mortgage Trust 2015-3 A2†	2.729	%#	4/20/2048	433	436,145
LSTAR Commercial Mortgage Trust 2016-4 XA IO†	1.956	%#	3/10/2049	1,637	143,964
LSTAR Commercial Mortgage Trust 2016-4 XB IO†	0.597	%#	3/10/2049	19,753	998,613
Madison Avenue Trust 2013-650M B†	4.034	%#	10/12/2032	1,423	1,493,096
MASTR Asset Securitization Trust 2006-3 1A3	6.00%		10/25/2036	72	70,231
MASTR Asset Securitization Trust 2006-3 1A8	6.00%		10/25/2036	60	58,785
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C12 A2	3.001%		10/15/2046	50	50,901
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C8 B	3.565	%#	12/15/2048	1,000	1,012,963
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C23 XA IO	0.748	%#	7/15/2050	7,393	281,624
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C31 XA IO	1.469	%#	11/15/2049	4,989	498,338
Morgan Stanley Capital Barclays Bank Trust 2016-MART B†	2.48%		9/13/2031	250	245,841
Morgan Stanley Capital Barclays Bank Trust 2016-MART C†	2.817%		9/13/2031	500	493,600
Morgan Stanley Capital Barclays Bank Trust 2016-MART XCP IO†	0.316	%#	9/13/2031	188,074	983,702
Morgan Stanley Capital I Trust 2007-HQ12 AM	5.774	%#	4/12/2049	1,153	1,151,936
Morgan Stanley Capital I Trust 2012-C4 XA IO†	2.203	%#	3/15/2045	14,035	1,161,111
Morgan Stanley Capital I Trust 2012-STAR A1†	2.084%		8/5/2034	359	354,071
Morgan Stanley Capital I Trust 2014-CPT A†	3.35%		7/13/2029	100	103,779
Morgan Stanley Capital I Trust 2014-CPT XA IO†	0.089	%#	7/13/2029	60,000	304,740
Morgan Stanley Capital I Trust 2014-MP A†	3.469%		8/11/2029	100	104,072
Morgan Stanley Capital I Trust 2016-UB11 XA IO	1.68	%#	8/15/2049	4,614	495,340
Morgan Stanley Capital I Trust 2017-PRME A†	1.67	%#	2/15/2034	1,034	1,042,911
Morgan Stanley Capital I Trust 2017-PRME B†	2.12	%#	2/15/2034	362	360,459

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 28, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Morgan Stanley Capital I Trust 2017-PRME C†	2.42%#	2/15/2034	$179	$180,491
Morgan Stanley Capital I Trust 2017-PRME D†	4.17%#	2/15/2034	334	335,836
Morgan Stanley Capital I Trust 2017-PRME E†	5.27%#	2/15/2034	359	359,270
Morgan Stanley Re-REMIC Trust 2009-GG10 A4B†	5.865%#	8/12/2045	5,100	5,116,426
Morgan Stanley Re-REMIC Trust 2012-IO AXA†	1.00%	3/27/2051	363	361,180
Motel 6 Trust 2015-MTL6 D†	4.532%	2/5/2030	3,500	3,518,853
MSCG Trust 2015-ALDR A1†	2.612%	6/7/2035	563	557,345
MSCG Trust 2016-SNR A†	3.348%#	11/15/2034	1,247	1,246,345
MSCG Trust 2016-SNR B†	4.181%	11/15/2034	602	603,038
MSCG Trust 2016-SNR C†	5.205%	11/15/2034	387	389,421
Palisades Center Trust 2016-PLSD D†	4.737%	4/13/2033	488	492,909
Prima Capital CRE Securization	4.50%	12/27/2050	489	492,908
Prima Capital Ltd.	2.214%	5/24/2021	1,343	1,343,944
Prima Capital Ltd.	3.90%	8/23/2037	2,500	2,440,720
Prima Capital Ltd.	4.10%	8/23/2037	2,500	2,502,759
Prima Capital Ltd. 2016-6A A	2.85%	8/24/2040	2,793	2,793,474
RBSCF Trust 2010-RR3 WBTB†	5.975%#	2/16/2051	930	929,615
ReadyCap Commercial Mortgage Trust 2014-1A A	3.01%	10/8/2020	540	527,961
Readycap Mortgage Trust 2016-3 A†	2.94%	11/20/2038	250	248,486
Resource Capital Corp. Ltd. 2014-CRE2 A†	1.822%#	4/15/2032	283	282,761
Sequoia Mortgage Trust 2012-4 A2	3.00%#	9/25/2042	113	111,596
Structured Asset Securities Corp. 2006-3H 1A3	5.75%	12/25/2035	97	96,950
UBS-Barclays Commercial Mortgage Trust 2012-C2 A4	3.525%	5/10/2063	348	365,603
UBS-Barclays Commercial Mortgage Trust 2012-C2 D†	4.885%#	5/10/2063	94	92,799
UBS-Barclays Commercial Mortgage Trust 2012-C3 A4	3.091%	8/10/2049	1,275	1,311,312
UBS-Barclays Commercial Mortgage Trust 2012-C4 A4	2.792%	12/10/2045	948	959,794
UBS-Barclays Commercial Mortgage Trust 2012-C4 A5	2.85%	12/10/2045	1,250	1,267,299
UBS-Barclays Commercial Mortgage Trust 2013-C5 AS†	3.347%	3/10/2046	4,200	4,269,679
UBS-Barclays Commercial Mortgage Trust 2013-C5 B†	3.649%#	3/10/2046	635	643,402
UBS-Barclays Commercial Mortgage Trust 2013-C5 XA IO†	1.026%#	3/10/2046	11,266	534,741
UBS-Barclays Commercial Mortgage Trust 2013-C6 XA IO†	1.261%#	4/10/2046	19,046	1,053,618
VNDO Mortgage Trust 2012-6AVE A†	2.996%	11/15/2030	4,111	4,188,435
VNDO Mortgage Trust 2012-6AVE C†	3.337%#	11/15/2030	888	901,116
Vornado DP LLC Trust 2010-VNO A1†	2.97%	9/13/2028	202	206,570
Wachovia Bank Commercial Mortgage Trust 2005-C21 D	5.289%#	10/15/2044	81	80,513
Wachovia Bank Commercial Mortgage Trust 2006-C27 AM	5.795%#	7/15/2045	58	58,053
Wachovia Bank Commercial Mortgage Trust 2007-C30 AM	5.383%	12/15/2043	1,435	1,434,026
Wachovia Bank Commercial Mortgage Trust 2007-C31 AM	5.591%#	4/15/2047	48	48,088

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 28, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Waldorf Astoria Boca Raton Trust 2016-BOCA C†	3.27	%#	6/15/2029	$168	$168,502
Waldorf Astoria Boca Raton Trust 2016-BOCA E†	5.12	%#	6/15/2029	550	552,154
Wells Fargo Commercial Mortgage Trust 2010-C1 C†	5.599	%#	11/15/2043	520	563,470
Wells Fargo Commercial Mortgage Trust 2013-120B D†	2.71	%#	3/18/2028	280	275,132
Wells Fargo Commercial Mortgage Trust 2015-C29 XA IO	0.756	%#	6/15/2048	3,944	172,067
Wells Fargo Commercial Mortgage Trust 2015-C29 XB IO	0.018	%#	6/15/2048	58,000	209,426
Wells Fargo Commercial Mortgage Trust 2016-BNK1 XA IO	1.807	%#	8/15/2049	5,576	706,677
Wells Fargo Commercial Mortgage Trust 2016-LC24 XB IO	1.012	%#	10/15/2049	7,057	562,989
WF-RBS Commercial Mortgage Trust 2011-C2 A3†		4.498%	2/15/2044	838	865,904
WF-RBS Commercial Mortgage Trust 2012-C7 A1		2.30%	6/15/2045	155	155,720
WF-RBS Commercial Mortgage Trust 2012-C7 XA IO†	1.483	%#	6/15/2045	11,580	674,911
WF-RBS Commercial Mortgage Trust 2012-C8 A2		1.881%	8/15/2045	133	132,674
WF-RBS Commercial Mortgage Trust 2013-C11 A2		2.029%	3/15/2045	96	96,613
WF-RBS Commercial Mortgage Trust 2013-C11 AS		3.311%	3/15/2045	1,166	1,188,124
WF-RBS Commercial Mortgage Trust 2013-C13 XA IO†	1.376	%#	5/15/2045	12,222	696,092
WF-RBS Commercial Mortgage Trust 2014-C20 XA IO	1.168	%#	5/15/2047	6,826	376,520
WF-RBS Commercial Mortgage Trust 2014-C20 XB IO	0.572	%#	5/15/2047	1,368	52,919
WF-RBS Commercial Mortgage Trust 2014-C21 XB IO	0.606	%#	8/15/2047	15,000	626,820
Total Non-Agency Commercial Mortgage-Backed Securities (cost $199,866,405)					196,809,290

	Dividend Rate			Shares (000)
PREFERRED STOCK 0.02%

Oil

Templar Energy LLC Units (cost $124,480)	Zero Coupon			12	186,720

	Interest Rate			Principal Amount (000)
U.S. TREASURY OBLIGATIONS 1.78%

U.S. Treasury Note		0.875%	10/15/2017	$1,428	1,429,088
U.S. Treasury Note		1.375%	6/30/2018	13,808	13,872,180
U.S. Treasury Note		1.75%	10/31/2020	3,563	3,574,483
U.S. Treasury Note		2.25%	2/15/2027	36	35,658
Total U.S. Treasury Obligations (cost $18,977,999)					18,911,409
Total Long-Term Investments (cost $971,260,499)					969,820,138

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 28, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
SHORT-TERM INVESTMENTS 8.90%

ASSET-BACKED SECURITY 0.05%

Other

Leaf Receivables Funding 11 LLC 2016-1 A1† (cost $510,943)	1.00%	6/15/2017	$511	$511,035

COMMERCIAL PAPER 0.22%

Electric: Power 0.16%

Electricite de France SA	Zero Coupon	1/5/2018	689	678,982
Electricite de France SA	Zero Coupon	1/5/2018	1,000	985,461
Total				1,664,443

Oil 0.06%

Eni Finance USA, Inc.	Zero Coupon	4/12/2017	649	648,001
Total Commercial Paper (cost $2,309,803)				2,312,444

CONVERTIBLE BOND 0.01%

Transportation: Miscellaneous

Golar LNG Ltd. (cost $100,000)	3.75%	3/7/2017	100	100,000

CORPORATE BONDS 2.96%

Automotive 0.05%

Ford Motor Credit Co. LLC	1.724%	12/6/2017	500	500,315

Banks: Regional 1.10%

Alfa Bank AO Via Alfa Bond Issuance plc (Ireland)†(d)	7.875%	9/25/2017	225	232,143
Bank of America Corp.	6.00%	9/1/2017	1,095	1,120,195
Comerica Bank	5.20%	8/22/2017	1,000	1,017,115
Compass Bank	1.85%	9/29/2017	2,000	2,001,564
Compass Bank	6.40%	10/1/2017	797	816,617
Deutsche Bank AG (United Kingdom)(d)	1.35%	5/30/2017	129	129,004
Deutsche Bank AG (United Kingdom)(d)	1.524%#	5/30/2017	535	534,828
Deutsche Bank AG (United Kingdom)(d)	6.00%	9/1/2017	472	481,950
Emirates NBD PJSC (United Arab Emirates)(d)	4.625%	3/28/2017	3,000	3,009,915
Goldman Sachs Group, Inc. (The)	5.95%	1/18/2018	880	913,538

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 28, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Banks: Regional (continued)

Korea Development Bank (The) (South Korea)(d)	3.875%	5/4/2017	$383	$384,400
Manufacturers & Traders Trust Co.	6.625%	12/4/2017	1,000	1,038,353
Total				11,679,622

Beverages 0.21%

Beam Suntory, Inc.	1.875%	5/15/2017	1,425	1,426,375
Constellation Brands, Inc.	7.25%	5/15/2017	770	779,548
Total				2,205,923

Chemicals 0.05%

Valspar Corp. (The)	6.05%	5/1/2017	500	503,417

Construction/Homebuilding 0.03%

D.R. Horton, Inc.	4.75%	5/15/2017	284	285,976

Electric: Power 0.03%

Cleveland Electric Illuminating Co. (The)	7.88%	11/1/2017	100	103,963
Jersey Central Power & Light Co.	5.65%	6/1/2017	251	253,352
Total				357,315

Electronics 0.09%

Tech Data Corp.	3.75%	9/21/2017	1,000	1,011,456

Financial Services 0.32%

AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(d)	2.75%	5/15/2017	1,750	1,755,233
International Lease Finance Corp.	8.75%	3/15/2017	839	841,001
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.	7.375%	10/1/2017	125	125,625
Synchrony Financial	1.875%	8/15/2017	125	125,113
Synchrony Financial	2.438%#	11/9/2017	500	503,505
Total				3,350,477

Insurance 0.02%

Platinum Underwriters Finance, Inc.	7.50%	6/1/2017	200	202,587

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 28, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Machinery: Agricultural 0.01%

Bunge Ltd. Finance Corp.	3.20%	6/15/2017	$150	$150,809

Natural Gas 0.09%

Sempra Energy	2.30%	4/1/2017	1,000	1,000,928

Oil 0.04%

CNOOC Nexen Finance 2014 ULC (Canada)(d)	1.625%	4/30/2017	200	200,043
Husky Energy, Inc. (Canada)(d)	6.20%	9/15/2017	200	204,970
Total				405,013

Oil: Crude Producers 0.22%

Gulf South Pipeline Co. LP†	6.30%	8/15/2017	152	155,070
Kinder Morgan Finance Co. LLC†	6.00%	1/15/2018	848	879,218
Kinder Morgan, Inc.	7.00%	6/15/2017	1,042	1,058,004
Tennessee Gas Pipeline Co. LLC	7.50%	4/1/2017	250	251,220
Total				2,343,512

Oil: Integrated Domestic 0.05%

FMC Technologies, Inc.	2.00%	10/1/2017	531	530,817

Real Estate Investment Trusts 0.32%

American Tower Corp. Term Loan	4.50%	1/15/2018	849	869,243
First Industrial LP	5.95%	5/15/2017	481	485,332
First Industrial LP	7.50%	12/1/2017	250	260,815
Highwoods Realty LP	5.85%	3/15/2017	618	618,917
Mack-Cali Realty LP	2.50%	12/15/2017	1,170	1,172,003
Total				3,406,310

Retail 0.02%

Staples, Inc.	2.75%	1/12/2018	200	201,386

Technology 0.19%

Tencent Holdings Ltd. (China)†(d)	2.00%	5/2/2017	2,000	2,000,833

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 28, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Telecommunications 0.12%

Qwest Corp.	6.50%	6/1/2017	$1,025	$1,040,693
Telefonica Emisiones SAU (Spain)(d)	6.221%	7/3/2017	250	253,814
Total				1,294,507
Total Corporate Bonds (cost $31,413,541)				31,431,203

MUNICIPAL BOND 0.03%

Miscellaneous

New Jersey Econ Dev Auth (cost $300,000)	1.348%	3/1/2017	300	300,000

REPURCHASE AGREEMENT 5.63%

Repurchase Agreement dated 2/28/2017, 0.03% due 3/1/2017 with Fixed Income Clearing Corp. collateralized by $56,950,000 of U.S. Treasury Inflation Indexed Note at 0.125% due 4/15/2017; value: $60,903,412; proceeds: $59,704,083 (cost $59,704,034)			59,704	59,704,034
Total Short-Term Investments (cost $94,338,321)				94,358,716
Total Investments in Securities 100.37% (cost $1,065,598,820)				1,064,178,854
Liabilities in Excess of Cash and Other Assets(h) (0.37%)				(3,971,264)
Net Assets 100.00%				$1,060,207,590

BRL	Brazilian real.
ADR	American Depositary Receipt.
AGM	Assured Guaranty Municipal Corporation.
IO	Interest Only.
PIK	Payment-in-kind.
Units	More than one class of securities traded together.

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at February 28, 2017.
(a)	Securities purchased on a when-issued basis (See Note 2(f)).
(b)	Defaulted (non-income producing security).
(c)	Investment in non-U.S. dollar denominated securities.
(d)	Foreign security traded in U.S. dollars.
(e)	Security is perpetual in nature and has no stated maturity.
(f)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate shown is the rate in effect at February 28, 2017.
(g)	Interest rate to be determined.
(h)	Liabilities in Excess of Cash and Other Assets include net unrealized appreciation/depreciation on forward foreign currency exchange contracts, futures contracts and swaps as follows:

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 28, 2017

Open Forward Foreign Currency Exchange Contracts at February 28, 2017:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
euro	Sell	UBS AG	5/16/2017	144,000	$153,343	$153,079	$264

Open Futures Contracts at February 28, 2017:

Type	Expiration	Contracts	Position	Notional Value	Unrealized Appreciation
U.S. 10-Year Treasury Note	June 2017	428	Long	$53,319,437	$149,700
U.S. Long Bond	June 2017	115	Long	17,440,469	174,994
Totals				$70,759,906	$324,694

Type	Expiration	Contracts	Position	Notional Value	Unrealized Depreciation
U.S. 2-Year Treasury Note	June 2017	1,299	Long	$281,111,719	$(314,054)
U.S. 5-Year Treasury Note	June 2017	26	Short	(3,060,281)	(3,500)
Totals				$278,051,438	$(317,554)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 28, 2017

Open Consumer Price Index (“CPI”) Swaps at February 28, 2017:

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Fair Value	Unrealized Appreciation
Bank of America	CPI Urban Consumer NSA	2.195%	2/24/2022	$25,000,000	$25,017,074	$17,074
Bank of America	CPI Urban Consumer NSA	1.6635%	10/23/2017	20,000,000	20,274,523	274,523
Bank of America	1.676%	CPI Urban Consumer NSA	8/4/2026	15,000,000	15,883,269	883,269
Bank of America	1.7395%	CPI Urban Consumer NSA	8/23/2026	40,000,000	42,078,407	2,078,407
Bank of America	1.7465%	CPI Urban Consumer NSA	8/22/2026	20,000,000	21,027,845	1,027,845
Bank of America	1.769%	CPI Urban Consumer NSA	7/22/2026	35,000,000	36,765,913	1,765,913
Bank of America	2.080%	CPI Urban Consumer NSA	4/22/2025	10,000,000	10,054,113	54,113
Bank of America	2.1425%	CPI Urban Consumer NSA	11/22/2024	20,000,000	20,139,175	139,175
Barclays Bank plc	CPI Urban Consumer NSA	2.145%	2/6/2019	30,000,000	30,827,845	827,845
Barclays Bank plc	CPI Urban Consumer NSA	2.0925%	4/1/2019	25,000,000	25,695,704	695,704
Barclays Bank plc	CPI Urban Consumer NSA	1.7625%	12/4/2019	20,000,000	20,104,674	104,674
Barclays Bank plc	1.874%	CPI Urban Consumer NSA	4/11/2026	10,000,000	10,396,040	396,040
Barclays Bank plc	1.944%	CPI Urban Consumer NSA	3/22/2041	5,000,000	5,443,546	443,546
Barclays Bank plc	1.960%	CPI Urban Consumer NSA	2/5/2025	10,000,000	10,046,800	46,800
Barclays Bank plc	2.0325%	CPI Urban Consumer NSA	11/14/2021	35,000,000	35,337,044	337,044
Barclays Bank plc	2.0875%	CPI Urban Consumer NSA	12/1/2024	10,000,000	10,111,898	111,898
Barclays Bank plc	2.1275%	CPI Urban Consumer NSA	6/22/2025	10,000,000	10,006,813	6,813
Barclays Bank plc	2.1575%	CPI Urban Consumer NSA	12/2/2024	10,000,000	10,055,332	55,332
Barclays Bank plc	2.159%	CPI Urban Consumer NSA	11/25/2024	15,000,000	15,083,531	83,531
Barclays Bank plc	2.205%	CPI Urban Consumer NSA	12/9/2024	15,000,000	15,022,462	22,462
Barclays Bank plc	2.207%	CPI Urban Consumer NSA	1/11/2025	20,000,000	20,017,249	17,249
Central Clearinghouse*	CPI Urban Consumer NSA	2.245%	3/2/2019	40,000,000	40,000,000	—

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 28, 2017

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Fair Value	Unrealized Appreciation
Central Clearinghouse*	1.7315%	CPI Urban Consumer NSA	8/24/2026	$10,000,000	$10,526,250	$526,250
Central Clearinghouse*	1.7925%	CPI Urban Consumer NSA	7/18/2026	35,000,000	36,698,430	1,698,430
Central Clearinghouse*	2.1275%	CPI Urban Consumer NSA	11/14/2024	60,000,000	60,499,996	499,996
Central Clearinghouse*	2.335%	CPI Urban Consumer NSA	11/21/2036	10,000,000	10,024,870	24,870
Central Clearinghouse*	2.335%	CPI Urban Consumer NSA	11/17/2036	8,000,000	8,020,651	20,651
Deutsche Bank AG	CPI Urban Consumer NSA	2.200%	5/27/2019	30,000,000	30,987,230	987,230
Deutsche Bank AG	CPI Urban Consumer NSA	1.720%	12/5/2019	20,000,000	20,058,977	58,977
Deutsche Bank AG	1.270%	CPI Urban Consumer NSA	9/2/2018	20,000,000	20,329,587	329,587
Deutsche Bank AG	1.6975%	CPI Urban Consumer NSA	9/2/2022	10,000,000	10,217,778	217,778
Deutsche Bank AG	1.962%	CPI Urban Consumer NSA	5/26/2036	5,000,000	5,387,631	387,631
Deutsche Bank AG	2.059%	CPI Urban Consumer NSA	5/21/2025	20,000,000	20,134,308	134,308
Goldman Sachs	CPI Urban Consumer NSA	2.3125%	9/30/2024	30,000,000	31,367,645	1,367,645
Goldman Sachs	CPI Urban Consumer NSA	2.0625%	12/8/2024	15,000,000	15,208,049	208,049
Goldman Sachs	1.5675%	CPI Urban Consumer NSA	3/2/2024	8,000,000	8,389,874	389,874
Goldman Sachs	1.649%	CPI Urban Consumer NSA	3/4/2024	5,000,000	5,211,017	211,017
J.P. Morgan	CPI Urban Consumer NSA	1.908%	11/7/2019	20,000,000	20,275,868	275,868
J.P. Morgan	0.8225%	CPI Urban Consumer NSA	8/27/2017	15,000,000	15,234,863	234,863
J.P. Morgan	1.950%	CPI Urban Consumer NSA	10/14/2026	10,000,000	10,342,524	342,524
J.P. Morgan	2.1525%	CPI Urban Consumer NSA	11/21/2024	25,000,000	25,154,395	154,395
Unrealized Appreciation on CPI Swaps						$17,459,200

* Central Clearinghouse: Credit Suisse.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 28, 2017

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Fair Value	Unrealized Depreciation
Bank of America	CPI Urban Consumer NSA	2.194%	1/19/2022	$30,000,000	$29,994,271	$(5,729)
Bank of America	CPI Urban Consumer NSA	2.140%	2/10/2022	30,000,000	29,917,331	(82,669)
Bank of America	CPI Urban Consumer NSA	1.813%	3/31/2026	5,000,000	4,779,047	(220,953)
Bank of America	CPI Urban Consumer NSA	1.740%	6/16/2018	15,000,000	14,793,485	(206,515)
Bank of America	CPI Urban Consumer NSA	1.645%	10/1/2025	15,000,000	14,298,564	(701,436)
Bank of America	CPI Urban Consumer NSA	1.580%	8/6/2020	25,000,000	24,486,315	(513,685)
Bank of America	CPI Urban Consumer NSA	1.540%	8/20/2021	20,000,000	19,458,503	(541,497)
Bank of America	CPI Urban Consumer NSA	1.523%	12/16/2020	20,000,000	19,426,191	(573,809)
Bank of America	CPI Urban Consumer NSA	1.5125%	11/9/2020	10,000,000	9,733,141	(266,859)
Bank of America	CPI Urban Consumer NSA	1.4625%	1/19/2021	20,000,000	19,348,145	(651,855)
Bank of America	CPI Urban Consumer NSA	1.4025%	1/21/2021	10,000,000	9,642,736	(357,264)
Bank of America	CPI Urban Consumer NSA	1.385%	2/9/2021	10,000,000	9,624,653	(375,347)
Bank of America	2.275%	CPI Urban Consumer NSA	1/6/2026	20,000,000	19,955,034	(44,966)
Bank of America	2.345%	CPI Urban Consumer NSA	2/13/2029	30,000,000	29,949,664	(50,336)
Bank of America	2.360%	CPI Urban Consumer NSA	2/8/2029	10,000,000	9,967,102	(32,898)
Bank of America	2.360%	CPI Urban Consumer NSA	2/15/2029	10,000,000	9,964,175	(35,825)
Bank of America	2.370%	CPI Urban Consumer NSA	2/27/2029	10,000,000	9,947,014	(52,986)
Bank of America	2.370%	CPI Urban Consumer NSA	1/26/2029	5,000,000	4,978,035	(21,965)
Bank of America	2.380%	CPI Urban Consumer NSA	1/13/2029	10,000,000	9,939,320	(60,680)
Bank of America	2.380%	CPI Urban Consumer NSA	1/18/2029	10,000,000	9,941,482	(58,518)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 28, 2017

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Fair Value	Unrealized Depreciation
Bank of America	2.3975%	CPI Urban Consumer NSA	1/24/2029	$10,000,000	$9,921,928	$(78,072)
Bank of America	2.420%	CPI Urban Consumer NSA	5/19/2017	15,000,000	14,121,503	(878,497)
Bank of America	2.445%	CPI Urban Consumer NSA	4/24/2023	40,000,000	37,708,924	(2,291,076)
Bank of America	2.460%	CPI Urban Consumer NSA	4/23/2023	30,000,000	28,241,461	(1,758,539)
Bank of America	2.555%	CPI Urban Consumer NSA	7/15/2018	5,000,000	4,609,939	(390,061)
Bank of America	2.590%	CPI Urban Consumer NSA	6/26/2023	40,000,000	37,078,598	(2,921,402)
Bank of America	2.820%	CPI Urban Consumer NSA	5/4/2020	4,000,000	3,575,573	(424,427)
Bank of America	2.825%	CPI Urban Consumer NSA	7/22/2023	5,000,000	4,295,335	(704,665)
Barclays Bank plc	CPI Urban Consumer NSA	2.193%	1/19/2022	40,000,000	39,990,345	(9,655)
Barclays Bank plc	CPI Urban Consumer NSA	2.150%	2/10/2023	30,000,000	29,912,159	(87,841)
Barclays Bank plc	CPI Urban Consumer NSA	1.9785%	11/3/2018	25,000,000	24,801,268	(198,732)
Barclays Bank plc	CPI Urban Consumer NSA	1.562%	10/22/2022	10,000,000	9,657,451	(342,549)
Barclays Bank plc	CPI Urban Consumer NSA	1.500%	7/29/2021	15,000,000	14,471,011	(528,989)
Barclays Bank plc	CPI Urban Consumer NSA	1.363%	1/26/2021	15,000,000	14,433,537	(566,463)
Barclays Bank plc	CPI Urban Consumer NSA	1.266%	12/14/2017	30,000,000	29,573,986	(426,014)
Barclays Bank plc	CPI Urban Consumer NSA	1.2625%	2/17/2021	10,000,000	9,557,806	(442,194)
Barclays Bank plc	CPI Urban Consumer NSA	1.210%	2/11/2021	20,000,000	19,072,906	(927,094)
Barclays Bank plc	2.2225%	CPI Urban Consumer NSA	12/30/2023	30,000,000	29,944,118	(55,882)
Barclays Bank plc	2.2275%	CPI Urban Consumer NSA	12/5/2024	15,000,000	14,997,020	(2,980)
Barclays Bank plc	2.344%	CPI Urban Consumer NSA	8/1/2019	40,000,000	38,246,214	(1,753,786)
Barclays Bank plc	2.354%	CPI Urban Consumer NSA	12/23/2031	10,000,000	9,993,574	(6,426)
Barclays Bank plc	2.3925%	CPI Urban Consumer NSA	12/13/2031	5,000,000	4,969,040	(30,960)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 28, 2017

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Fair Value	Unrealized Depreciation
Barclays Bank plc	2.4095%	CPI Urban Consumer NSA	2/1/2032	$10,000,000	$9,914,623	$(85,377)
Barclays Bank plc	2.529%	CPI Urban Consumer NSA	7/8/2022	30,000,000	28,086,598	(1,913,402)
Barclays Bank plc	2.620%	CPI Urban Consumer NSA	10/18/2019	15,000,000	13,891,162	(1,108,838)
Barclays Bank plc	2.7425%	CPI Urban Consumer NSA	9/14/2024	15,000,000	13,266,177	(1,733,823)
Barclays Bank plc	2.945%	CPI Urban Consumer NSA	3/5/2038	15,000,000	11,584,575	(3,415,425)
Central Clearinghouse*	CPI Urban Consumer NSA	1.811%	10/3/2018	20,000,000	19,785,680	(214,320)
Central Clearinghouse*	CPI Urban Consumer NSA	1.790%	4/27/2024	30,000,000	28,931,322	(1,068,678)
Central Clearinghouse*	CPI Urban Consumer NSA	1.6675%	6/30/2026	7,000,000	6,570,637	(429,363)
Central Clearinghouse*	CPI Urban Consumer NSA	1.485%	1/14/2021	20,000,000	19,374,234	(625,766)
Central Clearinghouse*	CPI Urban Consumer NSA	1.445%	2/3/2021	15,000,000	14,488,670	(511,330)
Central Clearinghouse*	CPI Urban Consumer NSA	1.390%	11/13/2018	20,000,000	19,642,770	(357,230)
Central Clearinghouse*	2.5475%	CPI Urban Consumer NSA	4/20/2021	8,000,000	7,330,419	(669,581)
Central Clearinghouse*	2.6725%	CPI Urban Consumer NSA	1/28/2021	15,000,000	13,718,977	(1,281,023)
Central Clearinghouse*	2.735%	CPI Urban Consumer NSA	5/13/2019	12,000,000	10,893,978	(1,106,022)
Central Clearinghouse*	2.7875%	CPI Urban Consumer NSA	6/8/2026	5,000,000	4,271,164	(728,836)
Credit Suisse	2.560%	CPI Urban Consumer NSA	6/27/2020	5,000,000	4,568,482	(431,518)
Credit Suisse	2.6713%	CPI Urban Consumer NSA	4/11/2022	30,000,000	27,302,992	(2,697,008)
Credit Suisse	2.864%	CPI Urban Consumer NSA	3/22/2032	8,000,000	6,574,516	(1,425,484)
Deutsche Bank AG	CPI Urban Consumer NSA	2.105%	7/10/2025	10,000,000	9,973,115	(26,885)
Deutsche Bank AG	CPI Urban Consumer NSA	1.811%	6/4/2020	20,000,000	19,785,062	(214,938)
Deutsche Bank AG	CPI Urban Consumer NSA	1.7725%	4/27/2023	35,000,000	33,864,546	(1,135,454)
Deutsche Bank AG	CPI Urban Consumer NSA	1.7625%	5/26/2018	30,000,000	29,574,183	(425,817)
Deutsche Bank AG	CPI Urban Consumer NSA	1.6725%	4/20/2023	20,000,000	19,225,527	(774,473)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 28, 2017

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Fair Value	Unrealized Depreciation
Deutsche Bank AG	CPI Urban Consumer NSA	1.667%	4/20/2023	$20,000,000	$19,217,890	$(782,110)
Deutsche Bank AG	CPI Urban Consumer NSA	1.650%	1/20/2026	10,000,000	9,453,378	(546,622)
Deutsche Bank AG	CPI Urban Consumer NSA	1.618%	8/25/2023	15,000,000	14,495,122	(504,878)
Deutsche Bank AG	CPI Urban Consumer NSA	1.386%	1/20/2021	10,000,000	9,635,590	(364,410)
Deutsche Bank AG	CPI Urban Consumer NSA	1.378%	12/7/2017	20,000,000	19,764,746	(235,254)
Deutsche Bank AG	CPI Urban Consumer NSA	1.315%	11/18/2018	20,000,000	19,585,542	(414,458)
Deutsche Bank AG	CPI Urban Consumer NSA	1.280%	12/10/2017	20,000,000	19,723,501	(276,499)
Deutsche Bank AG	2.1775%	CPI Urban Consumer NSA	4/22/2018	30,000,000	28,793,960	(1,206,040)
Deutsche Bank AG	2.1925%	CPI Urban Consumer NSA	8/16/2017	10,000,000	9,568,185	(431,815)
Deutsche Bank AG	2.385%	CPI Urban Consumer NSA	1/24/2021	7,000,000	6,529,643	(470,357)
Deutsche Bank AG	2.4375%	CPI Urban Consumer NSA	6/7/2021	20,000,000	18,738,038	(1,261,962)
Deutsche Bank AG	2.440%	CPI Urban Consumer NSA	4/11/2020	8,000,000	7,458,501	(541,499)
Deutsche Bank AG	2.465%	CPI Urban Consumer NSA	11/30/2031	5,000,000	4,563,593	(436,407)
Deutsche Bank AG	2.500%	CPI Urban Consumer NSA	9/4/2021	10,000,000	9,263,363	(736,637)
Deutsche Bank AG	2.505%	CPI Urban Consumer NSA	12/7/2031	5,000,000	4,520,566	(479,434)
Deutsche Bank AG	2.5175%	CPI Urban Consumer NSA	4/17/2026	15,000,000	13,971,533	(1,028,467)
Deutsche Bank AG	2.6075%	CPI Urban Consumer NSA	6/13/2020	5,000,000	4,550,886	(449,114)
Deutsche Bank AG	2.615%	CPI Urban Consumer NSA	1/4/2020	15,000,000	13,841,614	(1,158,386)
Deutsche Bank AG	2.640%	CPI Urban Consumer NSA	12/17/2020	15,000,000	13,704,215	(1,295,785)
Deutsche Bank AG	2.695%	CPI Urban Consumer NSA	10/29/2021	9,000,000	8,144,077	(855,923)
Deutsche Bank AG	2.700%	CPI Urban Consumer NSA	7/11/2019	6,000,000	5,423,956	(576,044)
Deutsche Bank AG	2.710%	CPI Urban Consumer NSA	10/11/2020	15,000,000	13,696,534	(1,303,466)
Deutsche Bank AG	2.730%	CPI Urban Consumer NSA	10/25/2021	15,000,000	13,527,616	(1,472,384)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 28, 2017

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Fair Value	Unrealized Depreciation
Deutsche Bank AG	2.730%	CPI Urban Consumer NSA	2/4/2021	$15,000,000	$13,611,824	$(1,388,176)
Deutsche Bank AG	2.745%	CPI Urban Consumer NSA	3/20/2022	30,000,000	27,118,782	(2,881,218)
Deutsche Bank AG	2.7475%	CPI Urban Consumer NSA	2/26/2022	30,000,000	27,086,307	(2,913,693)
Deutsche Bank AG	2.750%	CPI Urban Consumer NSA	3/30/2032	6,000,000	5,098,307	(901,693)
Deutsche Bank AG	2.7525%	CPI Urban Consumer NSA	8/2/2021	8,000,000	7,057,159	(942,841)
Deutsche Bank AG	2.779%	CPI Urban Consumer NSA	3/12/2022	25,000,000	22,510,174	(2,489,826)
Deutsche Bank AG	3.010%	CPI Urban Consumer NSA	2/15/2033	15,000,000	11,933,272	(3,066,728)
Goldman Sachs	2.230%	CPI Urban Consumer NSA	12/14/2024	10,000,000	9,993,540	(6,460)
Goldman Sachs	2.350%	CPI Urban Consumer NSA	12/16/2036	10,000,000	9,987,269	(12,731)
Goldman Sachs	2.380%	CPI Urban Consumer NSA	12/8/2031	10,000,000	9,958,383	(41,617)
Goldman Sachs	2.390%	CPI Urban Consumer NSA	2/7/2032	5,000,000	4,970,761	(29,239)
Goldman Sachs	2.4475%	CPI Urban Consumer NSA	4/24/2023	30,000,000	28,274,341	(1,725,659)
Goldman Sachs	2.497%	CPI Urban Consumer NSA	5/2/2021	30,000,000	27,907,400	(2,092,600)
Goldman Sachs	2.5375%	CPI Urban Consumer NSA	4/17/2021	8,000,000	7,341,440	(658,560)
Goldman Sachs	2.675%	CPI Urban Consumer NSA	12/13/2020	15,000,000	13,655,550	(1,344,450)
Goldman Sachs	2.7725%	CPI Urban Consumer NSA	4/3/2023	20,000,000	17,892,793	(2,107,207)
Goldman Sachs	2.945%	CPI Urban Consumer NSA	1/16/2038	15,000,000	11,513,851	(3,486,149)
Goldman Sachs	2.980%	CPI Urban Consumer NSA	2/7/2033	10,000,000	8,023,743	(1,976,257)
J.P. Morgan	CPI Urban Consumer NSA	1.645%	8/27/2023	5,000,000	4,844,554	(155,446)
J.P. Morgan	CPI Urban Consumer NSA	1.5625%	1/11/2021	10,000,000	9,726,993	(273,007)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 28, 2017

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Fair Value	Unrealized Depreciation
J.P. Morgan	2.074%	CPI Urban Consumer NSA	11/21/2023	$35,000,000	$34,341,932	$(658,068)
J.P. Morgan	2.4975%	CPI Urban Consumer NSA	4/26/2020	9,000,000	8,340,023	(659,977)
J.P. Morgan	2.5275%	CPI Urban Consumer NSA	5/9/2021	10,000,000	9,173,845	(826,155)
J.P. Morgan	2.549%	CPI Urban Consumer NSA	7/23/2023	30,000,000	27,913,595	(2,086,405)
J.P. Morgan	2.6075%	CPI Urban Consumer NSA	6/3/2020	5,000,000	4,554,856	(445,144)
J.P. Morgan	2.680%	CPI Urban Consumer NSA	2/28/2021	20,000,000	18,324,525	(1,675,475)
J.P. Morgan	2.7175%	CPI Urban Consumer NSA	5/13/2020	12,000,000	10,837,588	(1,162,412)
J.P. Morgan	2.730%	CPI Urban Consumer NSA	9/20/2021	15,000,000	13,562,059	(1,437,941)
J.P. Morgan	2.7563%	CPI Urban Consumer NSA	3/25/2022	30,000,000	27,083,671	(2,916,329)
J.P. Morgan	2.810%	CPI Urban Consumer NSA	3/28/2032	7,000,000	5,846,455	(1,153,545)
J.P. Morgan	2.815%	CPI Urban Consumer NSA	4/5/2032	5,000,000	4,168,624	(831,376)
J.P. Morgan	2.815%	CPI Urban Consumer NSA	5/4/2020	4,000,000	3,577,720	(422,280)
J.P. Morgan	2.955%	CPI Urban Consumer NSA	7/15/2026	5,000,000	4,105,032	(894,968)
Wells Fargo	2.3925%	CPI Urban Consumer NSA	6/26/2019	30,000,000	28,700,476	(1,299,524)
Wells Fargo	2.410%	CPI Urban Consumer NSA	6/20/2021	10,000,000	9,274,045	(725,955)
Wells Fargo	2.560%	CPI Urban Consumer NSA	5/2/2021	10,000,000	9,147,655	(852,345)
Wells Fargo	2.6275%	CPI Urban Consumer NSA	10/5/2019	15,000,000	13,910,930	(1,089,070)
Wells Fargo	2.645%	CPI Urban Consumer NSA	12/27/2020	15,000,000	13,700,301	(1,299,699)
Wells Fargo	2.7325%	CPI Urban Consumer NSA	2/19/2021	20,000,000	18,216,424	(1,783,576)
Wells Fargo	2.745%	CPI Urban Consumer NSA	2/21/2022	25,000,000	22,570,299	(2,429,701)
Unrealized Depreciation on CPI Swaps						$(112,034,140)

* Central Clearinghouse: Credit Suisse.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 28, 2017

Credit Default Swaps on Indexes - Sell Protection at February 28, 2017(1):

Referenced Index*	Fund Receives	Termination Date	Original Notional Amount	Current Notional Amount	Fair Value(2)	Payments Upfront(3)	Unrealized Appreciation(4)	Credit Default Swap Agreements Payable at Fair Value(5)
Markit CMBX. NA.AAA.3(6)	.08%	12/13/2049	$1,000,000	3,116	$3,114	$(100)	$98	$(2)
Markit CMBX. NA.AAA.3(6)	.08%	12/13/2049	2,000,000	6,233	6,229	(206)	202	(4)
Markit CMBX. NA.AAA.4(6)	.35%	2/17/2051	500,000	235,357	235,207	(16,822)	16,672	(150)
Markit CMBX. NA.AAA.3(7)	.08%	12/13/2049	100,000	312	312	(22)	22	—
Markit CMBX. NA.AAA.3(8)	.08%	12/13/2049	200,000	623	623	(47)	47	—
Markit CMBX. NA.AAA.3(8)	.08%	12/13/2049	500,000	1,558	1,557	(117)	116	(1)
						$(17,314)	$17,157	$(157)

*	The Referenced Index is for Credit Default Swaps on Indexes, which is comprised of a basket of commercial mortgage-backed securities (See Note 2(p)).
(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Fair value serves as the indicator of the current status of payment/performance risk.
(3)	Upfront payments received are presented net of amortization (See Note 2(p)).
(4)	Total unrealized appreciation on Credit Default Swaps on Indexes amounted to $17,157. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $0.
(5)	Includes upfront payments received.
(6)	Swap Counterparty: Credit Suisse.
(7)	Swap Counterparty: Goldman Sachs.
(8)	Swap Counterparty: Morgan Stanley.

The following is a summary of the inputs used as of February 28, 2017 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3		Total
Asset-Backed Securities
Automobiles	$—	$98,116,834	$1,886,171	(4)	$100,003,005
Other	—	62,984,862	5,000,000	(4)(7)	67,984,862
Remaining Industries	—	24,659,540	—		24,659,540
Common Stocks
Oil	1,616	82,491	—		84,107
Convertible Bonds
Oil	—	2,970	8,933	(5)	11,903
Remaining Industries	—	723,826	—		723,826

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 28, 2017

Investment Type(2)(3)	Level 1	Level 2	Level 3		Total
Corporate Bonds	$—	$507,856,736	$—		$507,856,736
Floating Rate Loans(6)
Auto Parts: Original Equipment	—	416,511	—		416,511
Beverages	—	—	255,360		255,360
Business Services	—	374,551	—		374,551
Chemicals	—	1,652,887	299,625		1,952,512
Coal	—	613,558	—		613,558
Containers	—	—	1,795,055		1,795,055
Electric: Power	—	—	1,990,000		1,990,000
Electronics	—	—	2,764,382		2,764,382
Entertainment	—	1,042,625	—		1,042,625
Food	—	1,193,809	—		1,193,809
Gaming	—	1,378,601	—		1,378,601
Health Care Products	—	2,764,594	3,277,465		6,042,059
Health Care Services	—	—	1,586,070		1,586,070
Household Equipment/Products	—	2,453,215	—		2,453,215
Leasing	—	1,236,841	—		1,236,841
Lodging	—	3,505,977	—		3,505,977
Machinery: Industrial/Specialty	—	—	560,745		560,745
Manufacturing	—	—	1,896,438		1,896,438
Media	—	2,985,635	—		2,985,635
Metals & Mining: Miscellaneous	—	154,318	—		154,318
Miscellaneous	—	—	657,827		657,827
Office Furniture & Business Equipment	—	—	700,364		700,364
Oil	—	—	894,104		894,104
Oil: Crude Producers	—	—	315,811		315,811
Real Estate Investment Trusts	—	—	2,500,275		2,500,275
Retail	—	2,437,045	—		2,437,045
Technology	—	204,041	—		204,041
Telecommunications	—	4,728,946	1,171,450		5,900,396
Foreign Government Obligations	—	1,425,937	—		1,425,937
Government Sponsored Enterprises Collateralized Mortgage Obligations	—	14,690,960	—		14,690,960
Government Sponsored Enterprises Pass-Throughs	—	17,138,043	—		17,138,043
Municipal Bonds	—	3,867,913	—		3,867,913
Non-Agency Commercial Mortgage-Backed Securities	—	189,019,370	7,789,920	(4)(8)	196,809,290
Preferred Stock	—	186,720	—		186,720
U.S. Treasury Obligations	—	18,911,409	—		18,911,409
Commercial Paper	—	2,312,444	—		2,312,444
Repurchase Agreement	—	59,704,034	—		59,704,034
Total	$1,616	$1,028,827,243	$35,349,995		$1,064,178,854
Other Financial Instruments
CPI Swaps
Assets	$—	$17,459,200	$—		$17,459,200
Liabilities	—	(112,034,140)	—		(112,034,140)
Credit Default Swaps
Assets	—	—	—		—
Liabilities	—	(157)	—		(157)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 28, 2017

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Exchange Contracts
Assets	$—	$264	$—	$264
Liabilities	—	—	—	—
Futures Contracts
Assets	324,694	—	—	324,694
Liabilities	(317,554)	—	—	(317,554)
Total	$7,140	$(94,574,833)	$—	$(94,567,693)

(1)	Refer to Note 2(o) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.
(3)	There were no Level 1/Level 2 transfers during the period ended February 28, 2017.
(4)	Includes securities valued using third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(5)	Level 3 security fair valued by the Pricing Committee, as discussed in Note 2(a) in the Notes to Financial Statements.
(6)	Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(7)	Asset-Backed Securities categorized as Level 3 investments include Birchwood Park CLO Ltd. 2014-1A AR and Thacher Park CLO Ltd. 2014-1A AR.
(8)	Non-Agency Commercial Mortgage-Backed Securities categorized as Level 3 investment includes Banc of America Re-REMIC Trust 2009-UB1 A4B, Cherrywood SB Commercial Mortgage Loan Trust 2016-1A AFX, Commercial Mortgage Pass-Through Certificates 2016-GCT XA IO, Commercial Mortgage Pass-Through Certificates 2016-SAVA XCP IO, Credit Suisse Mortgage Capital Certificates 2016-NXSR XB IO, GS Mortgage Securities Trust 2016-GS4 225A, GS Mortgage Securities Trust 2016-GS4 225C, GS Mortgage Securities Trust 2016-GS4 225D, H/2 Asset Funding 2014-1 Ltd., JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI XA IO, JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI XB IO and LSTAR Commercial Mortgage Trust 2016-4 XB IO.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Asset-Backed Securities	Convertible Bonds	Floating Rate Loans	Non-Agency Commercial Mortgage- Backed Securities
Balance as of December 1, 2016	$4,678,215	$8,933	$11,647,622	$12,746,013
Accrued discounts/premiums		—	3,111	(221,714)
Realized gain (loss)	—	—	7,112	938
Change in unrealized appreciation/depreciation		—	(27,127)	49,265
Purchases	6,886,171	—	10,814,773	348,417
Sales	—	—	(3,325,572)	(166,930)
Net transfers in or out of Level 3	(4,678,215)	—	1,545,052	(4,966,069)
Balance as of February 28, 2017	$6,886,171	$8,933	$20,664,971	$7,789,920
Net change in unrealized appreciation/depreciation for period ended February 28, 2017, related to Level 3 investments held at February 28, 2017	$—	$—	$(21,661)	$49,265

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - MULTI-ASSET BALANCED OPPORTUNITY FUND February 28, 2017

Investments	Shares	Fair Value (000)
INVESTMENTS IN UNDERLYING FUNDS(a) 99.86%

Lord Abbett Equity Trust-Calibrated Large Cap Value Fund-Class I(b)	10,340,985	$220,573
Lord Abbett Equity Trust-Calibrated Mid Cap Value Fund-Class I*(b)	12,090,774	267,690
Lord Abbett Investment Trust-Convertible Fund-Class I(c)	15,698,830	191,997
Lord Abbett Global Fund, Inc.-Emerging Markets Currency Fund-Class I(d)	21,395,816	112,328
Lord Abbett Investment Trust-High Yield Fund-Class I(e)	59,907,391	461,287
Lord Abbett Investment Trust-Inflation Focused Fund-Class I(f)	3,975,192	48,537
Lord Abbett Securities Trust-International Core Equity Fund-Class I(g)	3,767,469	45,586
Lord Abbett Securities Trust-International Dividend Income Fund-Class I(h)	35,852,977	248,461
Lord Abbett Mid Cap Stock Fund, Inc.-Class I(i)	9,665,768	284,657
Lord Abbett Investment Trust-Short Duration Income Fund-Class I(j)	8,540,646	36,810
Total Investments in Underlying Funds (cost $1,842,871,648)		1,917,926

	Principal Amount (000)
SHORT-TERM INVESTMENT 0.03%

Repurchase Agreement

Repurchase Agreement dated 2/28/2017, 0.03% due 3/1/2017 with Fixed Income Clearing Corp. collateralized by $495,000 of U.S. Treasury Inflation Indexed Note at 0.125% due 4/15/2017; value: $529,362; proceeds: $514,248 (cost $514,247)	$514	514
Total Investments in Securities 99.89% (cost $1,843,385,895)		1,918,440
Other Assets in Excess of Liabilities(k) 0.11%		2,199
Net Assets 100.00%		$1,920,639

*	Non-income producing security.
(a)	Affiliated issuers (See Note 5).
(b)	Fund investment objective is total return.
(c)	Fund investment objective is to seek current income and the opportunity for capital appreciation to produce a high total return.
(d)	Fund investment objective is to seek high total return.
(e)	Fund investment objective is to seek a high current income and the opportunity for capital appreciation to produce a high total return.
(f)	Fund investment objective is to provide investment returns that exceed the rate of inflation in the U.S. economy over a full economic cycle and to seek current income.
(g)	Fund investment objective is to seek long-term capital appreciation.
(h)	Fund investment objective is to seek a high level of total return.
(i)	Fund investment objective is to seek capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.
(j)	Fund investment objective is to seek a high level of income consistent with preservation of capital.
(k)	Other Assets in Excess of Liabilities include net unrealized appreciation/depreciation on forward foreign currency contracts and futures contracts as follows:

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT INVESTMENT TRUST - MULTI-ASSET BALANCED OPPORTUNITY FUND February 28, 2017

Open Forward Foreign Currency Exchange Contracts at February 28, 2017:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Australian dollar	Sell	UBS AG	5/31/2017	22,585,000	$17,324,954	$17,282,065	$42,889
British pound	Sell	State Street Bank and Trust	5/31/2017	7,680,000	9,613,783	9,549,881	63,902
Japanese yen	Sell	State Street Bank and Trust	5/31/2017	1,076,000,000	9,625,768	9,614,511	11,257
Norwegian krone	Sell	Goldman Sachs	5/31/2017	72,850,000	8,750,464	8,695,511	54,953
Swedish krona	Sell	Goldman Sachs	5/31/2017	155,100,000	17,313,196	17,258,307	54,889
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$227,890

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
euro	Sell	UBS AG	5/31/2017	31,750,000	$33,708,181	$33,775,352	$(67,171)

Open Futures Contracts at February 28, 2017:

Type	Expiration	Contracts	Position	Notional Value	Unrealized Appreciation
U.S. 10-Year Treasury Note	June 2017	309	Short	$(38,494,641)	$6,710

Type	Expiration	Contracts	Position	Notional Value	Unrealized Depreciation
E-Mini S&P 500 Index	March 2017	418	Short	$(49,382,520)	$(1,978,219)

The following is a summary of the inputs used as of February 28, 2017 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Investments in Underlying Funds	$1,917,926	$—	$—	$1,917,926
Repurchase Agreement	—	514	—	514
Total	$1,917,926	$514	$—	$1,918,440
Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$—	$228	$—	$228
Liabilities	—	(67)	—	(67)
Futures Contracts
Assets	6	—	—	6
Liabilities	(1,978)	—	—	(1,978)
Total	$(1,972)	$161	$—	$(1,811)

(1)	Refer to Note 2(o) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended February 28, 2017.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - MULTI-ASSET GROWTH FUND February 28, 2017

Investments	Shares	Fair Value (000)
INVESTMENTS IN UNDERLYING FUNDS(a) 99.88%

Lord Abbett Affiliated Fund, Inc.-Class I(b)	3,388,906	$54,629
Lord Abbett Equity Trust-Calibrated Large Cap Value Fund-Class I(c)	5,441,964	116,077
Lord Abbett Equity Trust-Calibrated Mid Cap Value Fund-Class I*(c)	9,140,074	202,361
Lord Abbett Investment Trust-High Yield Fund-Class I(d)	31,256,679	240,677
Lord Abbett Investment Trust-Inflation Focused Fund-Class I(e)	1,759,242	21,481
Lord Abbett Securities Trust-International Core Equity Fund-Class I(f)	2,133,252	25,812
Lord Abbett Securities Trust-International Dividend Income Fund-Class I(g)	26,872,290	186,225
Lord Abbett Mid Cap Stock Fund, Inc.-Class I(h)	7,068,021	208,153
Lord Abbett Investment Trust-Short Duration Income Fund-Class I(i)	1,863,394	8,031
Total Investments in Underlying Funds (cost $1,010,750,003)		1,063,446

	Principal Amount (000)
SHORT-TERM INVESTMENT 0.01%

Repurchase Agreement

Repurchase Agreement dated 2/28/2017, 0.03% due 3/1/2017 with Fixed Income Clearing Corp. collateralized by $135,000 of U.S. Treasury Note at 1.00% due 3/15/2019; value: $134,988; proceeds: $131,970 (cost $131,970)	$132	132
Total Investments in Securities 99.89% (cost $1,010,881,973)		1,063,578
Other Assets in Excess of Liabilities(j) 0.11%		1,126
Net Assets 100.00%		$1,064,704

*	Non-income producing security.
(a)	Affiliated issuers (See Note 5).
(b)	Fund investment objective is long-term growth of capital and income without excessive fluctuations in market value.
(c)	Fund investment objective is total return.
(d)	Fund investment objective is to seek a high current income and the opportunity for capital appreciation to produce a high total return.
(e)	Fund investment objective is to provide investment returns that exceed the rate of inflation in the U.S. economy over a full economic cycle and to seek current income.
(f)	Fund investment objective is to seek long-term capital appreciation.
(g)	Fund investment objective is to seek a high level of total return.
(h)	Fund investment objective is to seek capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.
(i)	Fund investment objective is to seek a high level of income consistent with preservation of capital.
(j)	Other Assets in Excess of Liabilities include net unrealized appreciation/depreciation on forward foreign currency exchange contracts and futures contracts as follows:

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT INVESTMENT TRUST - MULTI-ASSET GROWTH FUND February 28, 2017

Open Forward Foreign Currency Exchange Contracts at February 28, 2017:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Australian dollar	Sell	UBS AG	5/31/2017	12,535,000	$9,615,599	$9,591,795	$23,804
British pound	Sell	State Street Bank and Trust	5/31/2017	4,235,000	5,301,351	5,266,113	35,238
Japanese yen	Sell	State Street Bank and Trust	5/31/2017	604,600,000	5,408,679	5,402,354	6,325
Norwegian krone	Sell	Goldman Sachs	5/31/2017	40,000,000	4,804,647	4,774,474	30,173
Swedish krona	Sell	Goldman Sachs	5/31/2017	86,500,000	9,655,651	9,625,039	30,612
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$126,152

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
euro	Sell	UBS AG	5/31/2017	17,595,000	$18,680,171	$18,717,396	$(37,225)

Open Futures Contracts at February 28, 2017:

Type	Expiration	Contracts	Position	Notional Value	Unrealized Appreciation
U.S. 10-Year Treasury Note	June 2017	214	Short	$(26,659,719)	$4,647

Type	Expiration	Contracts	Position	Notional Value	Unrealized Depreciation
E-Mini S&P 500 Index	March 2017	278	Short	$(32,842,920)	$(1,312,551)

The following is a summary of the inputs used as of February 28, 2017 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Investments in Underlying Funds	$1,063,446	$—	$—	$1,063,446
Repurchase Agreement	—	132	—	132
Total	$1,063,446	$132	$—	$1,063,578
Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$—	$126	$—	$126
Liabilities	—	(37)	—	(37)
Futures Contracts
Assets	5	—	—	5
Liabilities	(1,313)	—	—	(1,313)
Total	$(1,308)	$89	$—	$(1,219)

(1)	Refer to Note 2(o) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended February 28, 2017.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - MULTI-ASSET INCOME FUND February 28, 2017

Investments	Shares	Fair Value (000)
INVESTMENTS IN UNDERLYING FUNDS(a) 99.78%

Lord Abbett Equity Trust-Calibrated Mid Cap Value Fund-Class I*(b)	5,774,933	$127,857
Lord Abbett Investment Trust-Convertible Fund-Class I(c)	14,552,063	177,972
Lord Abbett Global Fund, Inc.-Emerging Markets Currency Fund-Class I(d)	19,318,081	101,420
Lord Abbett Investment Trust-High Yield Fund-Class I(e)	75,280,961	579,663
Lord Abbett Investment Trust-Inflation Focused Fund-Class I(f)	3,580,685	43,720
Lord Abbett Securities Trust-International Core Equity Fund-Class I(g)	3,423,470	41,424
Lord Abbett Securities Trust-International Dividend Income Fund-Class I(h)	20,337,179	140,937
Lord Abbett Mid Cap Stock Fund, Inc.-Class I(i)	4,517,208	133,032
Lord Abbett Investment Trust-Short Duration Income Fund-Class I(j)	89,858,538	387,290
Total Investments in Underlying Funds (cost $1,741,671,742)		1,733,315
Other Assets in Excess of Liabilities(k) 0.22%		3,756
Net Assets 100.00%		$1,737,071

*	Non-income producing security.
(a)	Affiliated issuers (See Note 5).
(b)	Fund investment objective is total return.
(c)	Fund investment objective is to seek high current income and the opportunity for capital appreciation to produce a high total return.
(d)	Fund investment objective is to seek high total return.
(e)	Fund investment objective is to seek current income and the opportunity for capital appreciation to produce a high total return.
(f)	Fund investment objective is to provide investment returns that exceed the rate of inflation in the U.S. economy over a full economic cycle and to seek current income.
(g)	Fund investment objective is to seek long-term capital appreciation.
(h)	Fund investment objective is to seek a high level of total return.
(i)	Fund investment objective is to seek capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.
(j)	Fund investment objective is to seek a high level of income consistent with preservation of capital.
(k)	Other Assets in Excess of Liabilities include net unrealized appreciation/depreciation on forward foreign currency exchange contracts and futures contracts as follows:

Open Forward Foreign Currency Exchange Contracts at February 28, 2017:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Australian dollar	Sell	UBS AG	5/31/2017	20,460,000	$15,694,866	$15,656,013	$38,853
British pound	Sell	State Street Bank and Trust	5/31/2017	6,860,000	8,587,312	8,530,232	57,080
Japanese yen	Sell	State Street Bank and Trust	5/31/2017	970,000,000	8,677,504	8,667,356	10,148
Norwegian krone	Sell	Goldman Sachs	5/31/2017	65,850,000	7,909,651	7,859,979	49,672
Swedish krona	Sell	Goldman Sachs	5/31/2017	139,600,000	15,582,993	15,533,589	49,404
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$205,157

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT INVESTMENT TRUST - MULTI-ASSET INCOME FUND February 28, 2017

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
euro	Sell	UBS AG	5/31/2017	28,660,000	$30,427,605	$30,488,239	$(60,634)

Open Futures Contracts at February 28, 2017:

Type	Expiration	Contracts	Position	Notional Value	Unrealized Appreciation
U.S. 10-Year Treasury Note	June 2017	279	Short	$(34,757,297)	$6,059

Type	Expiration	Contracts	Position	Notional Value	Unrealized Depreciation
E-Mini S&P 500 Index	March 2017	457	Short	$(53,989,980)	$(2,158,248)

The following is a summary of the inputs used as of February 28, 2017 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Investments in Underlying Funds	$1,733,315	$—	$—	$1,733,315
Total	$1,733,315	$—	$—	$1,733,315
Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$—	$205	$—	$205
Liabilities	—	(61)	—	(61)
Futures Contracts
Assets	6	—	—	6
Liabilities	(2,158)	—	—	(2,158)
Total	$(2,152)	$145	$—	$(2,008)

(1)	Refer to Note 2(o) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended February 28, 2017.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 96.75%

ASSET-BACKED SECURITIES 18.36%

Automobiles 8.09%

Ally Auto Receivables Trust 2014-1 A3	0.97%	10/15/2018	$18,847	$18,842,474
Ally Auto Receivables Trust 2014-1 C	2.04%	12/15/2019	13,625	13,712,100
Ally Auto Receivables Trust 2014-1 D	2.48%	2/15/2021	14,200	14,257,151
Ally Auto Receivables Trust 2014-2 A3	1.25%	4/15/2019	26,029	26,035,164
Ally Auto Receivables Trust 2014-A C†	1.87%	12/16/2019	21,460	21,501,808
Ally Auto Receivables Trust 2014-A D†	2.36%	2/16/2021	10,730	10,770,852
Ally Auto Receivables Trust 2015-2 A3	1.49%	11/15/2019	18,144	18,159,981
AmeriCredit Automobile Receivables Trust 2013-3 E†	3.74%	12/8/2020	8,731	8,849,126
AmeriCredit Automobile Receivables Trust 2015-1 A3	1.26%	11/8/2019	27,457	27,453,283
AmeriCredit Automobile Receivables Trust 2016-4 A2A	1.34%	4/8/2020	36,378	36,366,563
AmeriCredit Automobile Receivables Trust 2017-1 A2A	1.51%	5/18/2020	32,845	32,844,540
Avis Budget Rental Car Funding AESOP LLC 2012-2A A†	2.802%	5/20/2018	38,080	38,155,956
Avis Budget Rental Car Funding AESOP LLC 2013-2A A†	2.97%	2/20/2020	20,660	20,980,129
Avis Budget Rental Car Funding AESOP LLC 2014-1A A†	2.46%	7/20/2020	36,257	36,425,573
Avis Budget Rental Car Funding AESOP LLC 2014-2A A†	2.50%	2/20/2021	31,518	31,543,914
Avis Budget Rental Car Funding AESOP LLC 2015-2A A†	2.63%	12/20/2021	22,970	22,960,504
California Republic Auto Receivables Trust 2013-1 A2†	1.41%	9/17/2018	977	976,687
California Republic Auto Receivables Trust 2013-2 A2	1.23%	3/15/2019	6,483	6,479,726
California Republic Auto Receivables Trust 2014-4 A3	1.27%	1/15/2019	9,311	9,310,653
California Republic Auto Receivables Trust 2015-1 A3	1.33%	4/15/2019	8,840	8,840,716
California Republic Auto Receivables Trust 2015-2 A4	1.75%	1/15/2021	18,024	17,998,918
California Republic Auto Receivables Trust 2015-3 A4	2.13%	5/17/2021	31,135	31,250,847
California Republic Auto Receivables Trust 2015-4 A2†	1.60%	9/17/2018	9,501	9,505,845
California Republic Auto Receivables Trust 2015-4 A3†	2.04%	1/15/2020	22,702	22,786,903
California Republic Auto Receivables Trust 2015-4 A4†	2.58%	6/15/2021	9,500	9,614,486
California Republic Auto Receivables Trust 2015-4 B†	3.73%	11/15/2021	20,140	20,743,902
California Republic Auto Receivables Trust 2016-1 A3	1.89%	5/15/2020	46,759	46,883,561
California Republic Auto Receivables Trust 2016-1 A4	2.24%	10/15/2021	8,021	8,074,678
California Republic Auto Receivables Trust 2016-2 A3	1.56%	7/15/2020	16,679	16,641,963
California Republic Auto Receivables Trust 2016-2 A4	1.83%	12/15/2021	21,996	21,824,695
California Republic Auto Receivables Trust 2017-1 A2	1.55%	11/15/2019	25,550	25,558,856
Capital Auto Receivables Asset Trust 2013-3 E†	4.55%	3/21/2022	11,130	11,333,920
Capital Auto Receivables Asset Trust 2014-1 E†	4.09%	9/22/2022	15,500	15,760,181
Capital Auto Receivables Asset Trust 2014-2 E†	3.62%	12/20/2022	9,250	9,363,885
Capital Auto Receivables Asset Trust 2014-3 C†	2.71%	11/20/2019	27,434	27,731,706
Capital Auto Receivables Asset Trust 2014-3 E	3.94%	4/20/2023	8,400	8,537,340
Capital Auto Receivables Asset Trust 2015-1 E	4.34%	9/20/2023	66,350	67,990,769

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)

Capital Auto Receivables Asset Trust 2015-2 A2	1.39%	9/20/2018	$36,256	$36,275,009
Capital Auto Receivables Asset Trust 2015-3 B	2.43%	9/21/2020	25,135	25,240,670
Capital Auto Receivables Asset Trust 2015-3 C	2.90%	12/21/2020	23,813	24,064,591
Capital Auto Receivables Asset Trust 2015-3 D	3.34%	3/22/2021	21,169	21,376,539
Capital Auto Receivables Asset Trust 2016-1 B	2.67%	12/21/2020	19,417	19,453,005
Capital Auto Receivables Asset Trust 2016-2 A3	1.46%	6/22/2020	30,324	30,269,101
Capital Auto Receivables Asset Trust 2016-2 A4	1.63%	1/20/2021	15,919	15,860,168
CarMax Auto Owner Trust 2013-1 C	1.54%	12/15/2018	9,761	9,765,249
CarMax Auto Owner Trust 2014-2 A3	0.98%	1/15/2019	24,731	24,717,680
CarMax Auto Owner Trust 2015-4 D	3.00%	5/16/2022	3,116	3,117,227
CarMax Auto Owner Trust 2016-3 A2	1.17%	8/15/2019	60,674	60,629,561
CarMax Auto Owner Trust 2016-3 A3	1.39%	5/17/2021	46,095	45,848,811
CarMax Auto Owner Trust 2016-3 A4	1.60%	1/18/2022	45,167	44,384,956
CarMax Auto Owner Trust 2016-4 A2	1.21%	11/15/2019	30,987	30,928,146
CarMax Auto Owner Trust 2016-4 A3	1.40%	8/15/2021	14,363	14,251,071
CarMax Auto Owner Trust 2016-4 A4	1.60%	6/15/2022	18,529	18,275,077
Chesapeake Funding II LLC 2016-2A A1†	1.88%	6/15/2028	38,879	38,779,392
Chrysler Capital Auto Receivables Trust 2014-BA A3†	1.27%	5/15/2019	7,534	7,536,334
Chrysler Capital Auto Receivables Trust 2014-BA A4†	1.76%	12/16/2019	24,576	24,643,033
Chrysler Capital Auto Receivables Trust 2015-BA B†	2.70%	12/15/2020	5,872	5,923,145
Chrysler Capital Auto Receivables Trust 2016-AA A3†	1.77%	10/15/2020	66,352	66,451,183
CPS Auto Receivables Trust 2016-B D†	6.58%	3/15/2022	20,670	22,159,805
CS Project Loan Group CSC-1329 AS(a)	2.60%	7/16/2058	47,128	46,531,536
Drive Auto Receivables Trust 2015-AA C†	3.06%	5/17/2021	26,255	26,452,595
Drive Auto Receivables Trust 2015-BA B†	2.12%	6/17/2019	4,310	4,311,768
Drive Auto Receivables Trust 2015-BA C†	2.76%	7/15/2021	5,888	5,919,942
Drive Auto Receivables Trust 2015-BA D†	3.84%	7/15/2021	2,900	2,939,188
Drive Auto Receivables Trust 2015-CA B†	2.23%	9/16/2019	13,430	13,441,809
Drive Auto Receivables Trust 2015-CA C†	3.01%	5/17/2021	67,552	68,102,333
Drive Auto Receivables Trust 2015-DA C†	3.38%	11/15/2021	53,590	54,390,710
Drive Auto Receivables Trust 2015-DA D†	4.59%	1/17/2023	41,590	42,708,538
Drive Auto Receivables Trust 2016-AA B†	3.17%	5/15/2020	42,105	42,349,899
Drive Auto Receivables Trust 2016-BA B†	2.56%	6/15/2020	30,853	31,017,940
Drive Auto Receivables Trust 2016-BA C†	3.19%	7/15/2022	30,853	31,268,220
Drive Auto Receivables Trust 2016-BA D†	4.53%	8/15/2023	63,905	65,617,986
Drive Auto Receivables Trust 2016-CA B†	2.37%	11/16/2020	23,708	23,760,926
Drive Auto Receivables Trust 2016-CA C†	3.02%	11/15/2021	63,065	63,824,397
Drive Auto Receivables Trust 2016-CA D†	4.18%	3/15/2024	14,979	15,266,928
Fifth Third Auto Trust 2014-3 A3	0.96%	3/15/2019	23,308	23,291,232
First Investors Auto Owner Trust 2017-1A A1†	1.69%	4/15/2021	30,400	30,399,161
Flagship Credit Auto Trust 2015-2 A†	1.98%	10/15/2020	20,762	20,793,282

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)

Flagship Credit Auto Trust 2015-3 A†	2.38%	10/15/2020	$11,834	$11,867,946
Flagship Credit Auto Trust 2016-2 A2†	3.05%	8/16/2021	47,130	47,665,467
Ford Credit Auto Lease Trust 2016-A A3	1.71%	4/15/2019	52,056	52,178,498
Ford Credit Auto Owner Trust 2016-C A2A	1.04%	9/15/2019	62,351	62,201,470
Ford Credit Auto Owner Trust/Ford Credit 2017-1 B†	2.87%	8/15/2028	19,710	19,708,409
GM Financial Automobile Leasing Trust 2014-2A A3†	1.22%	1/22/2018	7,179	7,179,044
Honda Auto Receivables Owner Trust 2016-4 A2	1.04%	4/18/2019	60,458	60,299,739
Huntington Auto Trust 2016-1 A3	1.59%	11/16/2020	70,407	70,315,745
Hyundai Floorplan Master Owner Trust 2016-1A A1†	1.67%#	3/15/2021	14,807	14,937,013
Hyundai Floorplan Master Owner Trust 2016-1A A2†	1.81%	3/15/2021	17,194	17,161,256
Mercedes-Benz Auto Lease Trust 2016-A A3	1.52%	3/15/2019	66,118	66,193,163
Mercedes-Benz Auto Receivables Trust 2015-1 A3	1.34%	12/16/2019	50,695	50,682,103
NextGear Floorplan Master Owner Trust 2015-2A A†	2.38%	10/15/2020	59,061	59,422,034
NextGear Floorplan Master Owner Trust 2016-1A A2†	2.74%	4/15/2021	56,589	56,845,144
Nissan Auto Receivables Owner Trust 2016-B A3	1.32%	1/15/2021	41,095	40,857,380
OSCAR US Funding Trust V 2016-2A A2A†	2.31%	11/15/2019	5,000	5,000,003
Santander Drive Auto Receivables Trust 2014-4 C	2.60%	11/16/2020	7,453	7,503,876
Santander Drive Auto Receivables Trust 2014-5 E	4.23%	4/15/2022	41,595	42,484,100
Santander Drive Auto Receivables Trust 2015-1 C	2.57%	4/15/2021	22,140	22,331,985
Santander Drive Auto Receivables Trust 2015-3 B	2.07%	4/15/2020	28,819	28,938,164
Santander Drive Auto Receivables Trust 2015-3 C	2.74%	1/15/2021	34,016	34,428,566
Santander Drive Auto Receivables Trust 2015-4 C	2.97%	3/15/2021	28,251	28,709,582
Santander Drive Auto Receivables Trust 2015-5 D	3.65%	12/15/2021	28,059	28,660,484
Santander Drive Auto Receivables Trust 2016-1 D	4.02%	4/15/2022	17,354	17,907,714
Santander Drive Auto Receivables Trust 2016-2 B	2.08%	2/16/2021	19,775	19,811,665
Santander Drive Auto Receivables Trust 2016-3 A2	1.34%	11/15/2019	39,988	39,966,778
Santander Drive Auto Receivables Trust 2016-3 B	1.89%	6/15/2021	21,825	21,778,930
TCF Auto Receivables Owner Trust 2015-1A A4†	1.96%	11/16/2020	8,230	8,245,409
TCF Auto Receivables Owner Trust 2015-1A D†	3.53%	3/15/2022	4,862	4,867,585
TCF Auto Receivables Owner Trust 2015-2A A2†	1.64%	1/15/2019	3,596	3,597,438
TCF Auto Receivables Owner Trust 2015-2A A3†	2.06%	4/15/2020	28,800	28,915,638
TCF Auto Receivables Owner Trust 2015-2A B†	3.00%	9/15/2021	10,457	10,598,791
TCF Auto Receivables Owner Trust 2015-2A C†	3.75%	12/15/2021	6,591	6,731,464
TCF Auto Receivables Owner Trust 2015-2A D†	4.24%	8/15/2022	7,357	7,457,516
TCF Auto Receivables Owner Trust 2016-1A A4†	2.03%	2/15/2022	52,775	52,373,583
TCF Auto Receivables Owner Trust 2016-PT1A A†	1.93%	6/15/2022	71,106	70,937,620
Westlake Automobile Receivables Trust 2016-2A C†	2.83%	5/17/2021	9,440	9,479,952
Westlake Automobile Receivables Trust 2016-3A B†	2.07%	12/15/2021	5,684	5,657,492
Total				3,122,306,244

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Credit Cards 2.94%

American Express Credit Account Master Trust 2013-1 A	1.19%#	2/16/2021	$16,050	$16,111,853
American Express Credit Account Master Trust 2014-3 A	1.49%	4/15/2020	175,426	175,674,965
BA Credit Card Trust 2016-A1 A	1.16%#	10/15/2021	72,217	72,592,637
Bank of America Credit Card Trust 2014-A3 A	1.06%#	1/15/2020	77,899	77,987,556
Barclays Dryrock Issuance Trust 2016-1 A	1.52%	5/16/2022	35,395	35,117,556
Capital One Multi-Asset Execution Trust 2014-A2	1.26%	1/15/2020	26,421	26,425,137
Capital One Multi-Asset Execution Trust 2015-A1	1.39%	1/15/2021	31,563	31,568,385
Capital One Multi-Asset Execution Trust 2015-A3	1.17%#	3/15/2023	113,310	113,791,296
Capital One Multi-Asset Execution Trust 2015-A5	1.60%	5/17/2021	36,037	36,070,774
Capital One Multi-Asset Execution Trust 2016-A1	1.22%#	2/15/2022	115,476	116,219,712
Chase Issuance Trust 2012-A4	1.58%	8/16/2021	14,915	14,858,580
Chase Issuance Trust 2015-A2	1.59%	2/18/2020	21,631	21,678,889
Chase Issuance Trust 2016-A2 A	1.37%	6/15/2021	19,161	19,027,043
Discover Card Execution Note Trust 2014-A5 A	1.39%	4/15/2020	9,805	9,811,132
Discover Card Execution Note Trust 2015-A2 A	1.90%	10/17/2022	9,583	9,573,368
Discover Card Execution Note Trust 2016-A2 A2	1.31%#	9/15/2021	42,743	43,077,366
Discover Card Execution Note Trust 2016-A4	1.39%	3/15/2022	49,829	49,361,474
First National Master Note Trust 2015-1 A	1.54%#	9/15/2020	7,307	7,325,779
MBNA Credit Card Master Note Trust 2004-A3	1.03%#	8/16/2021	51,184	51,259,573
Synchrony Credit Card Master Note Trust 2012-6 A	1.36%	8/17/2020	24,532	24,543,954
Synchrony Credit Card Master Note Trust 2014-1 A	1.61%	11/15/2020	29,495	29,544,386
Synchrony Credit Card Master Note Trust 2015-1 B	2.64%	3/15/2023	9,594	9,652,613
Synchrony Credit Card Master Note Trust 2016-2 B	2.55%	5/15/2024	42,518	42,505,490
World Financial Network Credit Card Master Trust 2012-D A	2.15%	4/17/2023	7,680	7,731,620
World Financial Network Credit Card Master Trust 2016-A	2.03%	4/15/2025	94,243	92,766,316
Total				1,134,277,454

Home Equity 0.05%

Asset Backed Securities Corp. Home Equity Loan Trust Series NC 2006-HE4 A5	0.938%#	5/25/2036	16,765	16,206,781
Meritage Mortgage Loan Trust 2004-2 M3	1.753%#	1/25/2035	5,271	5,075,615
Total				21,282,396

Other 7.28%

Ally Master Owner Trust 2012-5 A	1.54%	9/15/2019	38,500	38,541,876
Ally Master Owner Trust 2014-5 A2	1.60%	10/15/2019	64,198	64,272,508
Ally Master Owner Trust 2015-3 A	1.63%	5/15/2020	32,783	32,796,487
ALM XIV Ltd. 2014-14A A1†	2.469%#	7/28/2026	5,500	5,512,343
Ammc CLO 19 Ltd. 2016-19A A†	2.381%#	10/15/2028	21,700	21,729,260
Apidos CLO X 2012-10A A†	2.459%#	10/30/2022	8,676	8,699,830

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)

Apollo Credit Funding IV Ltd. 4A A1†	2.493	%#	4/15/2027	$16,500	$16,583,543
Ares IIIR/IVR CLO Ltd. 2007-3RA A2†	1.243	%#	4/16/2021	2,543	2,542,731
Ares XXXIII CLO Ltd. 2015-1A A1R†	2.313	%#	12/5/2025	79,550	79,779,526
Ascentium Equipment Receivables LLC 2015-2A A2†	1.57%		12/11/2017	1,427	1,427,326
Ascentium Equipment Receivables Trust 2016-1A A2†	1.75%		11/13/2018	20,703	20,747,479
Ascentium Equipment Receivables Trust 2016-2A A2†	1.46%		4/10/2019	22,869	22,840,009
Ascentium Equipment Receivables Trust 2016-2A A3†	1.65%		5/10/2022	23,403	23,211,982
B2R Mortgage Trust 2015-2 A†	3.336%		11/15/2048	29,011	29,270,648
Birchwood Park CLO Ltd. 2014-1A AR†(a)	2.203	%#	7/15/2026	44,750	44,750,000
BlueMountain CLO Ltd. 2014-3A A1†	2.503	%#	10/15/2026	41,750	41,794,435
BlueMountain CLO Ltd. 2014-4A A1R†	2.404	%#	11/30/2026	57,900	58,133,812
BlueMountain CLO Ltd. 2015-3A A1†	2.51	%#	10/20/2027	24,750	24,918,223
Bowman Park CLO Ltd. 2014-1A AR†	2.215	%#	11/23/2025	55,500	55,627,095
Carlyle Global Market Strategies CLO Ltd. 2013-2A A1†	2.174	%#	4/18/2025	19,500	19,509,992
Carlyle Global Market Strategies CLO Ltd. 2013-4A A2R†	2.543	%#	10/15/2025	3,000	3,014,482
Carlyle Global Market Strategies CLO Ltd. 2014-1A AR†	2.323	%#	4/17/2025	73,100	73,123,648
Carlyle Global Market Strategies CLO Ltd. 2014-4A A1R†	2.232	%#	10/15/2026	52,600	52,672,441
Carlyle Global Market Strategies CLO Ltd. 2015-2A A1†	2.507	%#	4/27/2027	9,550	9,588,028
Cedar Funding IV CLO Ltd. 2014-4A A1†	2.541	%#	10/23/2026	22,120	22,163,882
Cent CDO Ltd. 2007-14A A2B†	1.353	%#	4/15/2021	15,000	14,596,249
Cent CLO Ltd. 2013-17A A1†	2.339	%#	1/30/2025	38,500	38,547,917
Cent CLO Ltd. 2013-19A A1A†	2.369	%#	10/29/2025	19,050	19,070,622
Cerberus Onshore II CLO LLC 2013-1A A1†	3.023	%#	10/15/2023	5,270	5,279,571
CIFC Funding I Ltd. 2013-1A A1†	2.173	%#	4/16/2025	20,000	20,028,962
CIFC Funding II Ltd. 2014-2A A1LR†	2.235	%#	5/24/2026	76,220	76,219,832
CIFC Funding Ltd. 2014-5A A1R†	2.423	%#	1/17/2027	30,150	30,154,532
CNH Equipment Trust 2015-B A4	1.89%		4/15/2022	36,108	36,182,252
CNH Equipment Trust 2016-B A4	1.97%		11/15/2021	9,297	9,251,603
Crown Point CLO Ltd. 2012-1A A1LB†	2.557	%#	11/21/2022	1,553	1,555,174
Dell Equipment Finance Trust 2015-2 A3†	1.72%		9/22/2020	22,853	22,898,564
Dell Equipment Finance Trust 2016-1 A3†	1.65%		7/22/2021	5,443	5,431,206
Dell Equipment Finance Trust 2016-1 B†	2.03%		7/22/2021	6,570	6,555,169
Diamond Resorts Owner Trust 2015-2 A†	2.99%		5/22/2028	32,021	31,941,057
Diamond Resorts Owner Trust 2016-1 A†	3.08%		11/20/2028	15,489	15,359,172
Engs Commercial Finance Trust 2015-1A A2†	2.31%		10/22/2021	23,794	23,756,672
Engs Commercial Finance Trust 2016-1A A2†	2.63%		2/22/2022	37,097	36,941,059
Ford Credit Floorplan Master Owner Trust A 2012-5 A	1.49%		9/15/2019	132,569	132,683,831
Ford Credit Floorplan Master Owner Trust A 2014-4 A1	1.40%		8/15/2019	22,029	22,041,907
Ford Credit Floorplan Master Owner Trust A 2015-1 A1	1.42%		1/15/2020	35,093	35,083,855

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)

Fortress Credit BSL II Ltd. 2013-2A A1F†	2.525	%#	10/19/2025	$26,695	$26,859,404
Fortress Credit BSL Ltd. 2013-1A A†	2.205	%#	1/19/2025	46,720	46,925,054
GoldenTree Loan Opportunities IX Ltd. 2014-9A AR†	2.409	%#	10/29/2026	38,750	38,841,167
Grayson CLO Ltd. 2006-1A A1A†	1.279	%#	11/1/2021	3,230	3,227,410
GreatAmerica Leasing Receivables Funding LLC 2016-1 A3†	1.73%		6/20/2019	19,000	18,983,301
Hempstead CLO LP 2013-1A A1†	2.523	%#	1/15/2026	23,544	23,574,204
Jefferson Mill CLO Ltd. 2015-1A A1†	2.53	%#	7/20/2027	27,000	27,127,588
JFIN CLO Ltd. 2007-1A A2†	1.27	%#	7/20/2021	275	275,542
JFIN Revolver CLO 2013-1A A†	2.28	%#	1/20/2021	2,933	2,940,056
JFIN Revolver CLO Ltd. 2014-2A A2†	2.352	%#	2/20/2022	18,771	18,860,772
JFIN Revolver CLO Ltd. 2015-3A A1†	2.53	%#	4/20/2023	9,842	9,858,123
JFIN Revolver CLO Ltd. 2015-4A A†	2.191	%#	4/22/2020	6,592	6,608,528
KKR CLO Ltd. 12-A1A†	2.433	%#	7/15/2027	22,650	22,674,335
LCM XVII LP-17A AR†	2.372	%#	10/15/2026	30,000	30,044,601
LCM XVIII LP-18A A1†	2.54	%#	4/20/2027	47,000	47,060,541
Leaf Receivables Funding 10 LLC 2015-1 B†	2.42%		1/15/2021	12,673	12,616,368
Leaf Receivables Funding 11 LLC 2016-1 A2†	1.72%		7/15/2018	20,700	20,690,263
Leaf Receivables Funding 11 LLC 2016-1 A3†	2.05%		6/15/2019	17,154	17,103,195
Leaf Receivables Funding 11 LLC 2016-1 A4†	2.49%		4/15/2022	22,021	21,880,924
Madison Park Funding Ltd.	1.00%		1/19/2025	10,000	10,000,000
Marathon CLO IV Ltd. 2012-4A A1†	2.442	%#	5/20/2023	7,077	7,080,909
Mercedes-Benz Master Owner Trust 2016-BA A†	1.47	%#	5/17/2021	27,100	27,293,174
MMAF Equipment Finance LLC 2016-AA A2†	1.39%		12/17/2018	35,825	35,829,776
Mountain View CLO Ltd. 2015-9A A1A†	2.483	%#	7/15/2027	21,000	21,059,361
NextGear Floorplan Master Owner Trust 2015-1A A†	1.80%		7/15/2019	74,381	74,375,949
Nissan Master Owner Trust Receivables 2016-A A2	1.54%		6/15/2021	26,314	26,044,353
NorthStar Real Estate CDO VIII Ltd. 2006-8A A2†	1.149	%#	2/1/2041	9,868	9,821,134
Northwoods Capital XI Ltd. 2014-11A A†	2.623	%#	4/15/2025	23,200	23,320,721
NZCG Funding Ltd. 2015-2A A1†	2.587	%#	4/27/2027	20,080	20,107,453
Oaktree CLO Ltd. 2014-2A A1A†	2.56	%#	10/20/2026	44,975	44,975,000
Oaktree CLO Ltd. 2015-1A A1†	2.58	%#	10/20/2027	31,000	31,039,829
Oaktree EIF I Ltd. 2015-A1 A†	2.644	%#	10/18/2027	16,750	16,816,246
Octagon Investment Partners XIX Ltd. 2014-1A A†	2.543	%#	4/15/2026	20,408	20,467,271
Octagon Investment Partners XXI Ltd. 2014-1A A1AR†	2.386	%#	11/14/2026	67,300	67,303,224
Octagon Loan Funding Ltd. 2014-1A A1†	2.502	%#	11/18/2026	3,925	3,929,913
OHA Loan Funding Ltd. 2013-2A A†	2.323	%#	8/23/2024	28,500	28,600,859
OneMain Financial Issuance Trust 2015-1A A†	3.19%		3/18/2026	31,797	32,120,767
OneMain Financial Issuance Trust 2015-2A A†	2.57%		7/18/2025	47,781	47,806,157

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)

OneMain Financial Issuance Trust 2016-1A A†	3.66%		2/20/2029	$36,598	$37,210,123
OZLM Funding Ltd. 2012-1A A1R†	2.561	%#	7/22/2027	20,000	20,061,350
OZLM VII Ltd. 2014-7A A1A†	2.443	%#	7/17/2026	19,000	19,028,521
OZLM VIII Ltd. 2014-8A A1A†	2.463	%#	10/17/2026	83,315	83,367,022
OZLM XI Ltd. 2015-11A A1A†	2.589	%#	1/30/2027	9,750	9,762,651
PFS Financing Corp. 2016-BA A†	1.87%		10/15/2021	19,317	19,147,976
SLM Private Education Loan Trust 2010-A 2A†	4.02	%#	5/16/2044	29,102	30,271,785
SLM Private Education Loan Trust 2012-A A1†	2.17	%#	8/15/2025	278	278,231
SLM Private Education Loan Trust 2013-B A1†	1.42	%#	7/15/2022	8,750	8,756,335
SLM Student Loan Trust 2011-1 A1	1.298	%#	3/25/2026	9,954	9,982,848
Sound Point CLO XI Ltd. 2016-1A A†	2.68	%#	7/20/2028	49,000	49,321,656
Taco Bell Funding LLC 2016-1A A2I†	3.832%		5/25/2046	28,798	28,924,393
Thacher Park CLO Ltd. 2014-1A AR†(a)	2.644	%#	10/20/2026	62,950	62,950,000
Tryon Park CLO Ltd. 2013-1A A1†	2.143	%#	7/15/2025	8,150	8,152,088
Venture XVIII CLO Ltd. 2014-18A A†	2.473	%#	10/15/2026	20,250	20,259,080
Voya CLO Ltd. 2012-3A AR†	2.343	%#	10/15/2022	195	195,546
Wells Fargo Dealer Floorplan Master Note Trust 2014-1 A	1.159	%#	7/20/2019	10,275	10,280,824
Wells Fargo Dealer Floorplan Master Note Trust 2014-2 A	1.229	%#	10/20/2019	9,044	9,048,009
Wells Fargo Dealer Floorplan Master Note Trust 2015-2 A	1.429	%#	1/20/2022	11,154	11,198,260
Westchester CLO Ltd. 2007-1A A1A†	1.259	%#	8/1/2022	1,631	1,625,244
Westgate Resorts LLC 2014-1A A†	2.15%		12/20/2026	13,105	12,994,513
Westgate Resorts LLC 2014-1A B†	3.25%		12/20/2026	4,900	4,867,481
Westgate Resorts LLC 2015-1A A†	2.75%		5/20/2027	4,760	4,717,335
Westgate Resorts LLC 2015-1A B†	3.50%		5/20/2027	8,388	8,329,627
Westgate Resorts LLC 2016-1A A†	3.50%		12/20/2028	40,009	39,884,489
Total					2,811,589,651
Total Asset-Backed Securities (cost $7,070,170,519)					7,089,455,745

				Shares (000)
COMMON STOCKS 0.00%

Oil

OGX Petroleo e Gas SA ADR				490	223,713
Templar Energy LLC Class A Units				178	1,421,175
Total Common Stocks (cost $2,519,702)					1,644,888

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
CONVERTIBLE BONDS 0.10%

Oil 0.00%

Chesapeake Energy Corp.	2.50%	5/15/2037		$65	$64,350
Oleo e Gas Participacoes SA(b)(c)	10.00%	3/1/2017	BRL	395	692,217
Oleo e Gas Participacoes SA(b)(c)	10.00%	3/1/2017	BRL	313	548,414
Total					1,304,981

Real Estate Investment Trusts 0.04%

VEREIT, Inc.	3.00%	8/1/2018		$13,169	13,185,461

Retail 0.06%

RH†	Zero Coupon	6/15/2019		27,270	23,656,725
Total Convertible Bonds (cost $38,594,001)					38,147,167

CORPORATE BONDS 43.99%

Advertising 0.01%

Interpublic Group of Cos., Inc. (The)	2.25%	11/15/2017		2,250	2,256,968

Aerospace/Defense 0.01%

Harris Corp.	1.999%	4/27/2018		3,250	3,258,437

Air Transportation 0.03%

American Airlines 2011-1 Class A Pass Through Trust	5.25%	7/31/2022		6,689	7,131,936
Continental Airlines 1998-1 Class B Pass Through Trust	6.748%	9/15/2018		572	571,501
Continental Airlines 2012-1 Class B Pass Through Trust	6.25%	10/11/2021		4,774	5,007,067
Total					12,710,504

Auto Parts: Original Equipment 0.19%

International Automotive Components Group SA (Luxembourg)†(d)	9.125%	6/1/2018		13,841	13,927,506
MPG Holdco I, Inc.	7.375%	10/15/2022		18,750	20,351,250
Nexteer Automotive Group Ltd.†	5.875%	11/15/2021		18,424	19,253,080
Titan International, Inc.	6.875%	10/1/2020		19,150	19,772,375
Total					73,304,211

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Automotive 2.01%

Ford Motor Credit Co. LLC	1.724%	12/6/2017	$74,110	$74,156,689
Ford Motor Credit Co. LLC	2.24%	6/15/2018	48,100	48,337,614
Ford Motor Credit Co. LLC	2.943%	1/8/2019	8,800	8,950,894
Ford Motor Credit Co. LLC	3.157%	8/4/2020	56,109	57,198,973
Ford Motor Credit Co. LLC	6.625%	8/15/2017	24,198	24,756,732
Ford Motor Credit Co. LLC	8.125%	1/15/2020	55,603	64,256,717
General Motors Co.	3.50%	10/2/2018	73,488	75,219,304
General Motors Financial Co., Inc.	2.40%	5/9/2019	61,339	61,815,052
General Motors Financial Co., Inc.	3.10%	1/15/2019	61,520	62,666,364
General Motors Financial Co., Inc.	3.15%	1/15/2020	8,236	8,402,861
General Motors Financial Co., Inc.	3.20%	7/13/2020	47,065	48,028,891
General Motors Financial Co., Inc.	3.25%	5/15/2018	9,645	9,810,585
General Motors Financial Co., Inc.	4.20%	3/1/2021	9,000	9,445,689
Hyundai Capital America†	2.00%	3/19/2018	9,416	9,430,774
Hyundai Capital America†	2.40%	10/30/2018	37,207	37,362,749
Hyundai Capital America†	2.875%	8/9/2018	2,000	2,022,622
Navistar International Corp.	8.25%	11/1/2021	13,741	13,947,115
Volkswagen Group of America Finance LLC†	1.25%	5/23/2017	41,942	41,924,636
Volkswagen Group of America Finance LLC†	1.492%#	11/20/2017	8,020	8,004,481
Volkswagen Group of America Finance LLC†	1.60%	11/20/2017	53,356	53,308,407
Volkswagen Group of America Finance LLC†	2.125%	5/23/2019	1,000	997,940
Volkswagen International Finance NV (Netherlands)†(d)	1.60%	11/20/2017	54,416	54,363,652
Total				774,408,741

Banks: Regional 9.88%

ABN AMRO Bank NV (Netherlands)†(d)	1.80%	6/4/2018	16,837	16,815,987
ABN AMRO Bank NV (Netherlands)†(d)	1.80%	9/20/2019	47,900	47,459,176
ABN AMRO Bank NV (Netherlands)†(d)	2.10%	1/18/2019	37,772	37,859,782
ABN AMRO Bank NV (Netherlands)(d)	6.25%#	9/13/2022	19,600	20,032,239
Akbank TAS (Turkey)†(d)	3.875%	10/24/2017	7,850	7,931,279
Alfa Bank AO Via Alfa Bond Issuance plc (Ireland)†(d)	7.875%	9/25/2017	10,000	10,317,450
Associated Banc-Corp.	2.75%	11/15/2019	13,625	13,758,716
Banco de Credito del Peru (Panama)†(d)	2.25%	10/25/2019	4,200	4,179,000
Banco de Credito del Peru (Peru)†(d)	2.75%	1/9/2018	10,593	10,659,736
Banco de Credito e Inversiones (Chile)†(d)	3.00%	9/13/2017	7,000	7,039,427
Banco del Estado de Chile (Chile)†(d)	2.00%	11/9/2017	34,000	34,014,044
Bangkok Bank PCL (Hong Kong)†(d)	3.30%	10/3/2018	11,000	11,213,576
Bank of America Corp.	2.151%	11/9/2020	14,360	14,254,827
Bank of America Corp.	5.42%	3/15/2017	101,808	101,954,502

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Banks: Regional (continued)

Bank of America Corp.	5.49%	3/15/2019	$64,552	$68,620,842
Bank of America Corp.	5.625%	7/1/2020	15,316	16,896,075
Bank of America Corp.	5.65%	5/1/2018	73,365	76,599,589
Bank of America Corp.	5.70%	5/2/2017	36,622	36,873,923
Bank of America Corp.	6.40%	8/28/2017	23,330	23,906,508
Bank of America Corp.	6.875%	4/25/2018	19,918	21,073,304
Bank of America Corp.	7.625%	6/1/2019	97,345	109,167,842
Bank of America NA	5.30%	3/15/2017	115,560	115,726,175
Bank of America NA	6.10%	6/15/2017	42,952	43,513,984
Barclays Bank plc (United Kingdom)†(d)	10.179%	6/12/2021	41,274	51,780,297
Capital One Financial Corp.	6.75%	9/15/2017	18,439	18,963,258
Capital One NA/Mclean VA	1.50%	9/5/2017	750	750,607
Capital One NA/Mclean VA	2.192%#	8/17/2018	3,700	3,739,146
Citigroup, Inc.	1.80%	2/5/2018	30,841	30,932,906
Citigroup, Inc.	2.05%	12/7/2018	19,406	19,470,758
Citigroup, Inc.	2.45%	1/10/2020	47,338	47,594,951
Citigroup, Inc.	2.90%	12/8/2021	19,680	19,757,736
Citigroup, Inc.	6.125%	11/21/2017	900	929,596
Citigroup, Inc.	8.50%	5/22/2019	20,873	23,766,833
Comerica Bank	5.20%	8/22/2017	3,000	3,051,345
Commonwealth Bank of Australia (Australia)†(d)	1.375%	9/6/2018	57,599	57,403,163
Compass Bank	1.85%	9/29/2017	52,010	52,050,672
Compass Bank	2.75%	9/29/2019	13,075	13,117,402
Compass Bank	6.40%	10/1/2017	39,922	40,904,640
Credit Suisse AG	1.70%	4/27/2018	99,531	99,536,275
Credit Suisse Group Funding Guernsey Ltd. (Guernsey)(d)	3.125%	12/10/2020	53,551	53,849,279
Discover Bank	2.00%	2/21/2018	43,375	43,519,742
Discover Bank	2.60%	11/13/2018	33,426	33,810,299
Discover Bank	3.10%	6/4/2020	1,250	1,273,704
Discover Bank	7.00%	4/15/2020	16,601	18,484,815
Discover Bank	8.70%	11/18/2019	24,607	28,037,905
European Investment Bank (Luxembourg)(d)	1.00%	3/15/2018	132,915	132,606,637
European Investment Bank (Luxembourg)(d)	1.25%	5/15/2018	55,881	55,872,338
Fifth Third Bancorp	4.50%	6/1/2018	1,376	1,425,233
Goldman Sachs Group, Inc. (The)	2.142%#	4/26/2022	47,131	47,571,675
Goldman Sachs Group, Inc. (The)	2.30%	12/13/2019	52,299	52,431,316
Goldman Sachs Group, Inc. (The)	5.375%	3/15/2020	43,678	47,442,781
Goldman Sachs Group, Inc. (The)	5.75%	1/24/2022	12,893	14,525,460
Goldman Sachs Group, Inc. (The)	5.95%	1/18/2018	32,139	33,363,882

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2017

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Fair Value
Banks: Regional (continued)

Goldman Sachs Group, Inc. (The)	6.00%	6/15/2020		$58,885	$65,449,088
Goldman Sachs Group, Inc. (The)	6.15%	4/1/2018		14,456	15,147,720
Goldman Sachs Group, Inc. (The)	7.50%	2/15/2019		16,710	18,478,486
HBOS plc (United Kingdom)(d)	1.646%#	9/6/2017		28,968	28,945,376
HBOS plc (United Kingdom)†(d)	6.75%	5/21/2018		260,927	275,220,020
HSBC Bank USA NA	4.875%	8/24/2020		42,819	45,785,158
Huntington Bancshares, Inc.	2.60%	8/2/2018		14,475	14,604,016
Huntington Bancshares, Inc.	7.00%	12/15/2020		19,767	22,766,978
Huntington National Bank (The)	2.20%	4/1/2019		1,500	1,503,217
Industrial & Commercial Bank of China Ltd.	2.351%	11/13/2017		24,500	24,576,407
ING Bank NV (Netherlands)†(d)	1.80%	3/16/2018		42,775	42,810,974
ING Bank NV (Netherlands)(d)	4.125%#	11/21/2023		35,897	36,600,940
Intesa Sanpaolo SpA (Italy)(d)	3.875%	1/16/2018		44,859	45,505,149
Intesa Sanpaolo SpA (Italy)(d)	3.875%	1/15/2019		2,625	2,680,170
Itau Unibanco Holding SA†	2.85%	5/26/2018		31,800	32,005,110
JPMorgan Chase & Co.	2.295%	8/15/2021		33,908	33,547,694
Macquarie Bank Ltd. (Australia)†(d)	1.60%	10/27/2017		5,262	5,264,910
Macquarie Bank Ltd. (Australia)†(d)	1.662%#	10/27/2017		3,605	3,616,767
Manufacturers & Traders Trust Co.	1.695%#	12/1/2021		15,000	14,662,500
Manufacturers & Traders Trust Co.	6.625%	12/4/2017		7,265	7,543,635
Morgan Stanley	1.842%#	2/14/2020		46,830	47,016,805
Morgan Stanley	5.50%	7/24/2020		30,665	33,666,766
Morgan Stanley	5.625%	9/23/2019		41,608	45,125,332
Morgan Stanley	6.625%	4/1/2018		36,125	37,999,418
Morgan Stanley	7.30%	5/13/2019		64,771	71,962,071
National City Corp.	6.875%	5/15/2019		35,910	39,585,173
National Savings Bank (Sri Lanka)†(d)	8.875%	9/18/2018		14,600	15,677,480
PNC Preferred Funding Trust I†	2.613%#	—	(e)	5,400	5,400,000
PNC Preferred Funding Trust II†	2.186%#	—	(e)	5,400	5,413,500
Popular, Inc.	7.00%	7/1/2019		17,102	17,957,100
Regions Bank	2.25%	9/14/2018		6,526	6,549,467
Regions Bank	7.50%	5/15/2018		19,025	20,243,361
Royal Bank of Scotland NV (The) (Netherlands)(d)	4.65%	6/4/2018		33,220	33,981,170
Royal Bank of Scotland plc (The) (United Kingdom)(d)	9.50%#	3/16/2022		110,670	111,105,154
Santander Bank NA	2.00%	1/12/2018		67,783	67,823,466
Santander Bank NA	8.75%	5/30/2018		3,407	3,677,935
Santander UK Group Holdings plc (United Kingdom)(d)	2.875%	10/16/2020		24,153	24,258,138
Santander UK Group Holdings plc (United Kingdom)(d)	2.875%	8/5/2021		50,174	49,709,991
Santander UK Group Holdings plc (United Kingdom)(d)	3.571%	1/10/2023		10,274	10,325,750

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Banks: Regional (continued)

Santander UK plc (United Kingdom)(d)	1.65%	9/29/2017	$11,547	$11,563,027
Santander UK plc (United Kingdom)(d)	2.00%	8/24/2018	15,190	15,216,856
Santander UK plc (United Kingdom)(d)	2.439%#	3/14/2019	9,377	9,519,230
Santander UK plc (United Kingdom)(d)	2.50%	3/14/2019	83,645	84,408,010
Santander UK plc (United Kingdom)(d)	3.05%	8/23/2018	23,370	23,785,168
SVB Financial Group	5.375%	9/15/2020	6,533	7,107,218
Synovus Financial Corp.	7.875%	2/15/2019	28,958	32,070,985
Turkiye Halk Bankasi AS (Turkey)†(d)	4.75%	6/4/2019	16,400	16,423,124
Turkiye Halk Bankasi AS (Turkey)†(d)	4.875%	7/19/2017	22,600	22,772,415
Turkiye Vakiflar Bankasi TAO (Turkey)†(d)	3.75%	4/15/2018	6,700	6,692,429
Turkiye Vakiflar Bankasi TAO (Turkey)†(d)	5.75%	4/24/2017	29,700	29,855,331
UBS AG	1.80%	3/26/2018	49,232	49,343,314
UBS Group Funding Jersey Ltd. (Jersey)†(d)	2.65%	2/1/2022	28,944	28,350,822
UBS Group Funding Jersey Ltd. (Jersey)†(d)	2.95%	9/24/2020	20,546	20,699,931
Wachovia Corp.	5.75%	2/1/2018	21,387	22,196,134
Wells Fargo & Co.	1.964%#	2/11/2022	28,285	28,411,151
Wells Fargo & Co.	2.55%	12/7/2020	6,850	6,891,025
Wells Fargo & Co.	2.60%	7/22/2020	33,290	33,718,742
Wells Fargo & Co.	3.069%	1/24/2023	70,995	71,377,592
Wilmington Trust Corp.	8.50%	4/2/2018	10,931	11,656,611
Total				3,814,084,141

Beverages 0.04%

Beam Suntory, Inc.	1.75%	6/15/2018	811	809,209
Beam Suntory, Inc.	1.875%	5/15/2017	14,133	14,146,639
Cott Beverages, Inc.	6.75%	1/1/2020	1,232	1,275,120
Total				16,230,968

Building Materials 0.35%

Cemex SAB de CV (Mexico)†(d)	5.773%#	10/15/2018	12,000	12,564,000
CRH America, Inc.	8.125%	7/15/2018	2,570	2,789,666
Fortune Brands Home & Security, Inc.	3.00%	6/15/2020	14,469	14,602,216
Martin Marietta Materials, Inc.	2.098%#	6/30/2017	56,451	56,561,079
Martin Marietta Materials, Inc.	6.60%	4/15/2018	22,573	23,664,720
Owens Corning	9.00%	6/15/2019	6,772	7,690,209
Standard Industries, Inc.†	5.125%	2/15/2021	8,200	8,569,000
Vulcan Materials Co.	7.50%	6/15/2021	6,693	7,897,740
Total				134,338,630

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Business Services 0.46%

APX Group, Inc.	6.375%	12/1/2019	$16,214	$16,761,222
Chicago Parking Meters LLC†	5.489%	12/30/2020	18,880	19,740,324
ERAC USA Finance LLC†	6.375%	10/15/2017	1,803	1,854,456
HPHT Finance 15 Ltd.†	2.25%	3/17/2018	17,700	17,692,756
Korea Expressway Corp. (South Korea)†(d)	1.625%	4/28/2017	4,800	4,799,599
Lender Processing Services, Inc.	5.75%	4/15/2023	12,082	12,686,100
NES Rentals Holdings, Inc.†	7.875%	5/1/2018	20,588	20,845,350
Verisk Analytics, Inc.	4.875%	1/15/2019	2,330	2,444,086
Western Union Co. (The)	2.875%	12/10/2017	48,503	48,952,041
Western Union Co. (The)	3.35%	5/22/2019	24,500	25,078,984
Western Union Co. (The)	3.65%	8/22/2018	6,934	7,101,997
Total				177,956,915

Chemicals 0.92%

Blue Cube Spinco, Inc.	9.75%	10/15/2023	49,276	59,008,010
Celanese US Holdings LLC	5.875%	6/15/2021	48,462	53,851,314
Equate Petrochemical BV (Netherlands)†(d)	3.00%	3/3/2022	11,400	11,083,251
Rain CII Carbon LLC/CII Carbon Corp.†	8.00%	12/1/2018	8,147	8,157,184
Rain CII Carbon LLC/CII Carbon Corp.†	8.25%	1/15/2021	33,277	34,358,502
RPM International, Inc.	6.50%	2/15/2018	20,417	21,366,799
Westlake Chemical Corp.†	4.625%	2/15/2021	36,524	37,992,046
Westlake Chemical Corp.†	4.875%	5/15/2023	58,437	60,811,587
Yara International ASA (Norway)†(d)	7.875%	6/11/2019	62,638	69,991,075
Total				356,619,768

Coal 0.02%

Peabody Securities Finance Corp.†	6.00%	3/31/2022	7,574	7,744,415

Computer Hardware 0.98%

Diamond 1 Finance Corp./Diamond 2 Finance Corp.†	3.48%	6/1/2019	116,188	118,879,030
Diamond 1 Finance Corp./Diamond 2 Finance Corp.†	4.42%	6/15/2021	97,229	102,056,420
Diamond 1 Finance Corp./Diamond 2 Finance Corp.†	5.875%	6/15/2021	19,126	20,244,240
Hewlett Packard Enterprise Co.	2.45%	10/5/2017	26,825	26,948,636
Hewlett Packard Enterprise Co.	2.739%#	10/5/2017	5,164	5,202,730
Hewlett Packard Enterprise Co.	2.85%	10/5/2018	93,890	95,179,579

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Computer Hardware (continued)

Hewlett Packard Enterprise Co.	2.929%#	10/5/2018	$700	$712,876
Leidos Holdings, Inc.	4.45%	12/1/2020	8,198	8,568,058
NetApp, Inc.	2.00%	12/15/2017	2,293	2,299,730
Total				380,091,299

Computer Software 0.32%

Activision Blizzard, Inc.†	6.125%	9/15/2023	70,452	76,609,505
Dun & Bradstreet Corp. (The)	3.25%	12/1/2017	38,949	39,365,949
Fidelity National Information Services, Inc.	5.00%	3/15/2022	7,169	7,356,806
Total				123,332,260

Construction/Homebuilding 0.09%

Brookfield Residential Properties, Inc. (Canada)†(d)	6.50%	12/15/2020	32,466	33,582,830
D.R. Horton, Inc.	3.75%	3/1/2019	400	411,924
William Lyon Homes, Inc.	7.00%	8/15/2022	1,225	1,280,125
Total				35,274,879

Containers 0.37%

BWAY Holding Co.†	9.125%	8/15/2021	34,575	37,686,750
Packaging Corp. of America	6.50%	3/15/2018	6,280	6,571,034
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA	6.875%	2/15/2021	16,553	17,008,627
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA	5.75%	10/15/2020	76,743	79,141,219
WestRock RKT Co.	4.45%	3/1/2019	1,280	1,339,556
Total				141,747,186

Drugs 2.10%

Actavis Funding SCS (Luxembourg)(d)	2.35%	3/12/2018	20,015	20,165,593
Actavis, Inc.	1.875%	10/1/2017	4,039	4,049,013
Bayer US Finance LLC†	1.50%	10/6/2017	36,435	36,430,409
Bayer US Finance LLC†	2.375%	10/8/2019	54,707	55,053,459
Capsugel SA PIK (Luxembourg)†(d)	7.00%	5/15/2019	40,214	40,425,123
Forest Laboratories LLC†	4.375%	2/1/2019	201,780	209,355,427
Forest Laboratories LLC†	5.00%	12/15/2021	15,204	16,486,047
Mylan NV	3.00%	12/15/2018	33,682	34,034,213
Mylan NV	3.15%	6/15/2021	24,111	24,158,089

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Drugs (continued)

Mylan NV	3.75%	12/15/2020	$20,100	$20,561,074
Mylan, Inc.	2.55%	3/28/2019	37,859	37,950,694
Mylan, Inc.	2.60%	6/24/2018	97,234	97,760,522
Nature’s Bounty Co. (The)†	7.625%	5/15/2021	14,769	15,636,679
Perrigo Co. plc (Ireland)(d)	2.30%	11/8/2018	56,072	56,200,293
Shire Acquisitions Investments Ireland DAC (Ireland)(d)	1.90%	9/23/2019	56,037	55,639,810
Teva Pharmaceutical Finance Netherlands III BV (Netherlands)(d)	1.40%	7/20/2018	21,615	21,482,305
Zoetis, Inc.	1.875%	2/1/2018	65,388	65,565,986
Total				810,954,736

Electric: Power 1.54%

Abu Dhabi National Energy Co. PJSC (United Arab Emirates)†(d)	2.50%	1/12/2018	23,300	23,437,936
Calpine Corp.†	6.00%	1/15/2022	9,911	10,431,327
Calpine Corp.†	7.875%	1/15/2023	3,576	3,729,053
Cleveland Electric Illuminating Co. (The)	5.70%	4/1/2017	11,296	11,330,216
Cleveland Electric Illuminating Co. (The)	7.88%	11/1/2017	1,000	1,039,635
Cleveland Electric Illuminating Co. (The)	8.875%	11/15/2018	14,991	16,688,926
Dominion Resources, Inc.	2.962%	7/1/2019	20,921	21,196,090
Dominion Resources, Inc.	4.104%	4/1/2021	60,806	63,566,775
Duquesne Light Holdings, Inc.†	5.90%	12/1/2021	15,388	17,241,654
Duquesne Light Holdings, Inc.†	6.40%	9/15/2020	9,316	10,430,603
Enel Finance International NV (Netherlands)†(d)	6.25%	9/15/2017	2,175	2,229,114
Exelon Generation Co. LLC	2.95%	1/15/2020	33,489	33,928,510
Exelon Generation Co. LLC	5.20%	10/1/2019	6,153	6,596,840
Exelon Generation Co. LLC	6.20%	10/1/2017	10,601	10,881,237
Jersey Central Power & Light Co.	5.65%	6/1/2017	22,522	22,733,009
Jersey Central Power & Light Co.	7.35%	2/1/2019	4,202	4,596,421
Metropolitan Edison Co.	7.70%	1/15/2019	17,918	19,634,652
Ohio Power Co.	6.05%	5/1/2018	3,325	3,486,405
Oncor Electric Delivery Co. LLC	2.15%	6/1/2019	750	753,875
Origin Energy Finance Ltd. (Australia)†(d)	3.50%	10/9/2018	72,845	73,935,562
Pennsylvania Electric Co.	5.20%	4/1/2020	2,070	2,220,199
Pennsylvania Electric Co.	6.05%	9/1/2017	4,304	4,390,188
Pepco Holdings LLC	6.125%	6/1/2017	22,992	23,203,296
PPL UK Distribution Holdings Ltd./Western Power Distribution Ltd. (United Kingdom)†(d)	7.25%	12/15/2017	14,085	14,586,567
PPL WEM Ltd./Western Power Distribution Ltd. (United Kingdom)†(d)	5.375%	5/1/2021	25,042	27,237,332
Progress Energy, Inc.	7.05%	3/15/2019	5,911	6,506,143
PSEG Power LLC	5.125%	4/15/2020	2,491	2,687,948

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electric: Power (continued)

Public Service Co. of New Mexico	7.95%	5/15/2018	$25,541	$27,422,682
Puget Energy, Inc.	6.00%	9/1/2021	28,631	32,101,106
Red Oak Power LLC	8.54%	11/30/2019	11,003	11,057,887
TECO Finance, Inc.	5.15%	3/15/2020	9,316	9,971,502
TECO Finance, Inc.	6.572%	11/1/2017	15,167	15,653,664
TransAlta Corp. (Canada)(d)	1.90%	6/3/2017	59,334	59,607,530
Total				594,513,884

Electrical Equipment 0.78%

Broadcom Corp./Broadcom Cayman Finance Ltd.†	2.375%	1/15/2020	33,115	33,168,613
Broadcom Corp./Broadcom Cayman Finance Ltd.†	3.00%	1/15/2022	33,115	33,149,638
KLA-Tencor Corp.	2.375%	11/1/2017	38,180	38,330,887
KLA-Tencor Corp.	3.375%	11/1/2019	39,131	40,188,672
NXP BV/NXP Funding LLC (Netherlands)†(d)	4.125%	6/1/2021	79,955	83,201,173
NXP BV/NXP Funding LLC (Netherlands)†(d)	5.75%	2/15/2021	15,149	15,612,938
NXP BV/NXP Funding LLC (Netherlands)†(d)	5.75%	3/15/2023	55,423	58,609,823
Total				302,261,744

Electronics 0.28%

Arrow Electronics, Inc.	3.00%	3/1/2018	183	185,183
Ingram Micro, Inc.	5.25%	9/1/2017	68,677	69,376,956
Jabil Circuit, Inc.	8.25%	3/15/2018	26,185	27,957,463
PerkinElmer, Inc.	5.00%	11/15/2021	8,345	9,049,568
Total				106,569,170

Entertainment 0.48%

AMC Entertainment Holdings, Inc.	5.875%	2/15/2022	1,974	2,070,233
CCM Merger, Inc.†	9.125%	5/1/2019	24,387	25,159,438
Churchill Downs, Inc.	5.375%	12/15/2021	32,143	33,629,614
Eldorado Resorts, Inc.	7.00%	8/1/2023	8,857	9,443,776
Greektown Holdings LLC/Greektown Mothership Corp.†	8.875%	3/15/2019	23,583	24,821,107
Isle of Capri Casinos, Inc.	8.875%	6/15/2020	10,630	11,095,063
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp.†	6.125%	8/15/2021	7,221	7,403,691
Scientific Games International, Inc.	10.00%	12/1/2022	26,730	28,467,450
Seminole Tribe of Florida, Inc.†	6.535%	10/1/2020	21,310	21,736,200
Seminole Tribe of Florida, Inc.†	7.804%	10/1/2020	12,933	13,514,985
Shingle Springs Tribal Gaming Authority†	9.75%	9/1/2021	7,898	8,648,310
Total				185,989,867

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Environmental Services 0.01%

Covanta Holding Corp.	6.375%	10/1/2022	$1,702	$1,761,570
Covanta Holding Corp.	7.25%	12/1/2020	2,934	3,015,419
Total				4,776,989

Financial Services 3.61%

AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(d)	3.75%	5/15/2019	9,612	9,940,634
Air Lease Corp.	5.625%	4/1/2017	263,354	263,870,174
Bear Stearns Cos. LLC (The)	7.25%	2/1/2018	114,246	120,230,091
CIT Group, Inc.	3.875%	2/19/2019	6,601	6,770,184
CIT Group, Inc.	4.25%	8/15/2017	26,013	26,329,058
CIT Group, Inc.	5.25%	3/15/2018	5,925	6,130,183
CIT Group, Inc.†	5.50%	2/15/2019	92,102	97,282,737
Discover Financial Services	6.45%	6/12/2017	30,653	31,055,321
E*TRADE Financial Corp.	4.625%	9/15/2023	18,172	18,825,265
E*TRADE Financial Corp.	5.375%	11/15/2022	57,788	61,235,170
International Lease Finance Corp.	5.875%	4/1/2019	49,735	53,514,860
International Lease Finance Corp.	6.25%	5/15/2019	56,366	61,299,716
International Lease Finance Corp.†	7.125%	9/1/2018	80,955	87,234,679
International Lease Finance Corp.	8.25%	12/15/2020	5,870	7,008,839
Jefferies Group LLC	8.50%	7/15/2019	118,123	134,399,523
Lazard Group LLC	4.25%	11/14/2020	22,245	23,387,770
Macquarie Group Ltd. (Australia)†(d)	6.00%	1/14/2020	21,622	23,545,385
Macquarie Group Ltd. (Australia)†(d)	7.625%	8/13/2019	7,526	8,427,065
Nationstar Mortgage LLC/Nationstar Capital Corp.	7.875%	10/1/2020	22,820	23,804,113
Nationstar Mortgage LLC/Nationstar Capital Corp.	9.625%	5/1/2019	41,450	43,082,094
Navient Corp.	4.875%	6/17/2019	64,165	65,608,713
Navient Corp.	5.50%	1/15/2019	41,437	42,887,295
Navient Corp.	8.00%	3/25/2020	9,552	10,386,563
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	5.875%	3/15/2022	76,786	79,148,628
NFP Corp.†	9.00%	7/15/2021	23,405	24,833,875
Raymond James Financial, Inc.	8.60%	8/15/2019	22,318	25,535,608
SteelRiver Transmission Co. LLC†	4.71%	6/30/2017	36,639	36,753,864
Total				1,392,527,407

Food 0.66%

Bumble Bee Holdco SCA PIK (Luxembourg)†(d)	9.625%	3/15/2018	21,556	21,151,825
Bumble Bee Holdings, Inc.†	9.00%	12/15/2017	13,238	13,221,453
Dole Food Co., Inc.†	7.25%	5/1/2019	25,594	26,169,865

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Food (continued)

Grupo Bimbo SAB de CV (Mexico)†(d)	4.875%	6/30/2020	$13,573	$14,459,696
JBS USA LUX SA/JBS USA Finance, Inc. †	7.25%	6/1/2021	109,608	113,444,280
JBS USA LUX SA/JBS USA Finance, Inc.†	8.25%	2/1/2020	9,651	9,940,530
Koninklijke Ahold Delhaize NV (Netherlands)(d)	6.50%	6/15/2017	1,500	1,519,544
Kraft Heinz Foods Co.	5.375%	2/10/2020	2,715	2,949,443
Smithfield Foods, Inc.†	2.70%	1/31/2020	14,175	14,256,364
Smithfield Foods, Inc.†	3.35%	2/1/2022	8,461	8,554,748
Want Want China Finance Ltd. (China)†(d)	1.875%	5/14/2018	28,822	28,647,461
Total				254,315,209

Health Care Products 0.34%

Life Technologies Corp.	5.00%	1/15/2021	1,600	1,713,970
Life Technologies Corp.	6.00%	3/1/2020	24,512	26,846,082
Zimmer Biomet Holdings, Inc.	2.00%	4/1/2018	39,818	39,958,080
Zimmer Biomet Holdings, Inc.	2.70%	4/1/2020	60,419	60,866,523
Zimmer Biomet Holdings, Inc.	4.625%	11/30/2019	1,500	1,594,161
Total				130,978,816

Health Care Services 0.25%

Aetna, Inc.	3.20%	6/15/2026	39,332	39,751,122
Aetna, Inc.	4.25%	6/15/2036	13,520	13,717,919
Aetna, Inc.	4.375%	6/15/2046	21,342	21,663,090
Anthem, Inc.	2.25%	8/15/2019	5,374	5,407,066
Laboratory Corp. of America Holdings	2.20%	8/23/2017	750	752,581
Universal Health Services, Inc.†	3.75%	8/1/2019	15,367	15,770,384
Total				97,062,162

Household Equipment/Products 0.01%

Newell Brands, Inc.	6.25%	4/15/2018	3,065	3,214,594

Insurance 0.53%

CNA Financial Corp.	5.875%	8/15/2020	9,696	10,807,326
CNA Financial Corp.	6.95%	1/15/2018	1,005	1,048,435
Fidelity National Financial, Inc.	6.60%	5/15/2017	37,348	37,701,723
HUB International Ltd.†	7.875%	10/1/2021	11,411	12,095,660

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Insurance (continued)

HUB International Ltd.†	9.25%	2/15/2021	$27,434	$28,479,921
Kemper Corp.	6.00%	5/15/2017	34,452	34,752,663
Lincoln National Corp.	7.00%	3/15/2018	733	769,406
Lincoln National Corp.	8.75%	7/1/2019	5,841	6,710,427
Protective Life Corp.	7.375%	10/15/2019	12,708	14,331,091
Willis North America, Inc.	6.20%	3/28/2017	58,769	58,974,339
Total				205,670,991

Leasing 0.45%

Aviation Capital Group Corp.†	2.875%	9/17/2018	48,130	48,731,625
Aviation Capital Group Corp.†	4.625%	1/31/2018	13,642	14,000,102
Penske Truck Leasing Co. LP/PTL Finance Corp.†	2.50%	6/15/2019	5,619	5,646,601
Penske Truck Leasing Co. LP/PTL Finance Corp.†	2.875%	7/17/2018	6,845	6,937,962
Penske Truck Leasing Co. LP/PTL Finance Corp.†	3.20%	7/15/2020	43,175	44,002,190
Penske Truck Leasing Co. LP/PTL Finance Corp.†	3.375%	3/15/2018	3,483	3,543,183
Penske Truck Leasing Co. LP/PTL Finance Corp.†	3.75%	5/11/2017	52,201	52,444,674
Total				175,306,337

Lodging 0.42%

Caesar’s Entertainment Resort Properties LLC/Caesar’s Entertainment Resort Properties Finance, Inc.	11.00%	10/1/2021	53,193	58,312,826
Caesar’s Growth Properties Holdings LLC/Caesar’s Growth Properties Finance, Inc.	9.375%	5/1/2022	9,526	10,335,710
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.	5.625%	10/15/2021	25,039	25,783,852
Hyatt Hotels Corp.†	6.875%	8/15/2019	5,035	5,569,047
Marriott International, Inc.	6.75%	5/15/2018	11,268	11,929,556
Station Casinos LLC	7.50%	3/1/2021	35,992	37,611,640
Wyndham Worldwide Corp.	2.50%	3/1/2018	4,598	4,627,170
Wyndham Worldwide Corp.	2.95%	3/1/2017	6,159	6,159,000
Total				160,328,801

Machinery: Agricultural 0.25%

BAT International Finance plc (United Kingdom)†(d)	1.85%	6/15/2018	6,355	6,358,381
Imperial Brands Finance plc (United Kingdom)†(d)	2.05%	2/11/2018	8,850	8,874,886
Viterra, Inc. (Canada)†(d)	5.95%	8/1/2020	73,339	80,767,214
Total				96,000,481

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2017

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Fair Value
Machinery: Industrial/Specialty 0.11%

Cleaver-Brooks, Inc.†	8.75%	12/15/2019		$18,174	$18,991,830
Manitowoc Foodservice, Inc.	9.50%	2/15/2024		21,738	25,243,253
Total					44,235,083

Machinery: Oil Well Equipment & Services 0.02%

BlueLine Rental Finance Corp.†	7.00%	2/1/2019		5,860	6,006,500

Manufacturing 0.13%

American Outdoor Brands Corp.†	5.00%	7/15/2018		2,100	2,089,500
Crane Co.	2.75%	12/15/2018		9,035	9,187,475
Pentair Finance SA (Luxembourg)(d)	1.875%	9/15/2017		5,681	5,683,960
Pentair Finance SA (Luxembourg)(d)	2.90%	9/15/2018		18,840	19,083,940
Textron, Inc.	5.60%	12/1/2017		13,666	14,064,118
Total					50,108,993

Media 1.12%

Block Communications, Inc.†	7.25%	2/1/2020		18,753	19,231,201
Cox Communications, Inc.†	6.25%	6/1/2018		5,015	5,271,096
Cox Communications, Inc.†	9.375%	1/15/2019		18,951	21,229,517
CSC Holdings LLC†	10.125%	1/15/2023		26,200	30,392,000
DISH DBS Corp.	5.875%	7/15/2022		44,987	48,361,025
NBCUniversal Enterprise, Inc.†	5.25%	—	(e)	36,299	38,386,192
Sirius XM Radio, Inc.†	5.25%	8/15/2022		42,417	44,325,765
Sky plc (United Kingdom)†(d)	6.10%	2/15/2018		5,000	5,203,725
Sky plc (United Kingdom)†(d)	9.50%	11/15/2018		15,972	17,939,463
Thomson Reuters Corp.	1.65%	9/29/2017		4,795	4,803,209
Time Warner Cable LLC	8.25%	4/1/2019		56,096	62,766,544
Time Warner Cable LLC	8.75%	2/14/2019		25,144	28,266,432
Time Warner, Inc.	4.875%	3/15/2020		5,650	6,066,224
Viacom, Inc.	2.20%	4/1/2019		4,453	4,451,464
Viacom, Inc.	2.75%	12/15/2019		22,660	22,837,881
Viacom, Inc.	5.625%	9/15/2019		3,000	3,234,165
Viacom, Inc.	6.125%	10/5/2017		29,514	30,287,828
WaveDivision Escrow LLC/WaveDivision Escrow Corp.†	8.125%	9/1/2020		35,952	37,435,020
Total					430,488,751

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Metals & Minerals: Miscellaneous 1.43%

Alamos Gold, Inc. (Canada)†(d)	7.75%	4/1/2020	$7,332	$7,648,193
Ausdrill Finance Pty Ltd. (Australia)†(d)	6.875%	11/1/2019	6,950	7,149,813
Barrick Gold Corp. (Canada)(d)	6.95%	4/1/2019	3,269	3,585,776
Barrick North America Finance LLC	4.40%	5/30/2021	12,565	13,516,698
Barrick PD Australia Finance Pty Ltd. (Australia)(d)	4.95%	1/15/2020	1,644	1,764,336
Century Aluminum Co.†	7.50%	6/1/2021	1,530	1,564,425
Coeur Mining, Inc.	7.875%	2/1/2021	6,223	6,456,363
Corp. Nacional del Cobre de Chile (Chile)†(d)	3.875%	11/3/2021	57,268	60,303,428
Corp. Nacional del Cobre de Chile (Chile)†(d)	7.50%	1/15/2019	9,630	10,602,021
Eldorado Gold Corp. (Canada)†(d)	6.125%	12/15/2020	24,269	25,057,742
FMG Resources (August 2006) Pty Ltd. (Australia)†(d)	9.75%	3/1/2022	135,491	157,424,283
Glencore Finance Canada Ltd. (Canada)†(d)	2.70%	10/25/2017	66,900	67,320,868
Glencore Finance Canada Ltd. (Canada)†(d)	4.95%	11/15/2021	22,762	24,695,700
Goldcorp, Inc. (Canada)(d)	2.125%	3/15/2018	14,561	14,621,020
Goldcorp, Inc. (Canada)(d)	3.625%	6/9/2021	57,484	59,282,042
Hecla Mining Co.	6.875%	5/1/2021	19,499	20,230,212
New Gold, Inc. (Canada)†(d)	7.00%	4/15/2020	46,843	47,750,583
Teck Resources Ltd. (Canada)(d)	4.50%	1/15/2021	21,075	21,957,516
Total				550,931,019

Natural Gas 0.09%

CenterPoint Energy Resources Corp.	4.50%	1/15/2021	20,520	21,708,087
CenterPoint Energy Resources Corp.	6.00%	5/15/2018	1,250	1,304,399
CenterPoint Energy Resources Corp.	6.125%	11/1/2017	9,461	9,744,612
Sempra Energy	6.15%	6/15/2018	1,555	1,644,021
Total				34,401,119

Office Furniture & Business Equipment 0.07%

CDW LLC/CDW Finance Corp.	6.00%	8/15/2022	26,660	28,326,250

Oil 4.60%

Afren plc (United Kingdom)†(b)(d)	6.625%	12/9/2020	8,099	42,117
Afren plc (United Kingdom)†(b)(d)	10.25%	4/8/2019	11,027	57,340
Afren plc (United Kingdom)†(b)(d)	11.50%	2/1/2016	16,833	87,532
Anadarko Holding Co.	7.05%	5/15/2018	16,535	17,425,162
Bill Barrett Corp.	7.00%	10/15/2022	3,044	3,036,390

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil (continued)

Canadian Natural Resources Ltd. (Canada)(d)	1.75%	1/15/2018	$26,951	$26,970,027
Canadian Natural Resources Ltd. (Canada)(d)	5.70%	5/15/2017	157,038	158,407,371
Canadian Natural Resources Ltd. (Canada)(d)	5.90%	2/1/2018	11,083	11,508,066
Canadian Oil Sands Ltd. (Canada)†(d)	9.40%	9/1/2021	2,210	2,714,002
Carrizo Oil & Gas, Inc.	6.25%	4/15/2023	4,740	4,822,950
Carrizo Oil & Gas, Inc.	7.50%	9/15/2020	73,853	76,437,855
Cenovus Energy, Inc. (Canada)(d)	5.70%	10/15/2019	4,450	4,791,097
Chaparral Energy, Inc.(b)	8.25%	9/1/2021	18,815	19,285,375
Chaparral Energy, Inc.(b)	9.875%	10/1/2020	31,305	31,774,575
Cimarex Energy Co.	5.875%	5/1/2022	54,655	56,700,463
Clayton Williams Energy, Inc.	7.75%	4/1/2019	4,979	5,030,035
CNOOC Finance 2013 Ltd. (Hong Kong)(d)	1.75%	5/9/2018	9,900	9,874,409
CNOOC Finance 2015 Australia Pty Ltd. (Australia)(d)	2.625%	5/5/2020	41,367	41,365,322
CNPC General Capital Ltd. (China)†	1.936%#	5/14/2017	27,800	27,822,629
CNPC General Capital Ltd. (China)†	2.75%	4/19/2017	9,800	9,812,435
Concho Resources, Inc.	5.50%	10/1/2022	20,276	21,087,040
Concho Resources, Inc.	5.50%	4/1/2023	53,752	55,902,080
Contura Energy, Inc.†	10.00%	8/1/2021	20,975	22,600,563
CrownRock LP/CrownRock Finance, Inc.†	7.125%	4/15/2021	16,415	17,112,638
Denbury Resources, Inc.	5.50%	5/1/2022	24,678	20,482,740
Devon Energy Corp.	4.00%	7/15/2021	3,853	4,004,851
Eclipse Resources Corp.	8.875%	7/15/2023	27,941	28,988,788
Encana Corp. (Canada)(d)	3.90%	11/15/2021	30,250	31,100,932
Encana Corp. (Canada)(d)	6.50%	5/15/2019	91,259	99,105,449
Endeavor Energy Resources LP/EER Finance, Inc.†	7.00%	8/15/2021	43,218	45,162,810
Eni SpA (Italy)†(d)	4.15%	10/1/2020	25,556	26,843,920
Laredo Petroleum, Inc.	7.375%	5/1/2022	30,990	32,190,862
Marathon Oil Corp.	5.90%	3/15/2018	1,950	2,029,769
MEG Energy Corp. (Canada)†(d)	6.50%	3/15/2021	11,430	11,690,033
Newfield Exploration Co.	5.75%	1/30/2022	27,880	29,901,300
Nexen Energy ULC (Canada)(d)	6.20%	7/30/2019	8,005	8,731,710
Noble Energy, Inc.	5.625%	5/1/2021	43,578	45,109,854
Noble Energy, Inc.	8.25%	3/1/2019	1,750	1,955,669
Northern Tier Energy LLC/Northern Tier Finance Corp.	7.125%	11/15/2020	1,914	1,997,738
OGX Austria GmbH (Austria)†(b)(d)	8.50%	6/1/2018	31,150	623
PDC Energy, Inc.	7.75%	10/15/2022	19,171	20,369,188
Permian Resources LLC†	13.00%	11/30/2020	16,446	19,406,280
Petrobras Global Finance BV (Netherlands)(d)	6.125%	1/17/2022	21,967	22,626,010
Petroleos Mexicanos (Mexico)(d)	3.125%	1/23/2019	22,107	22,383,338

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil (continued)

Petroleos Mexicanos (Mexico)(d)	3.50%	7/18/2018	$14,178	$14,453,053
Petroleos Mexicanos (Mexico)(d)	5.50%	2/4/2019	84,281	88,579,331
Petroleos Mexicanos (Mexico)(d)	5.75%	3/1/2018	83,672	86,910,106
Petroleos Mexicanos (Mexico)(d)	8.00%	5/3/2019	25,819	28,656,508
Pioneer Natural Resources Co.	6.65%	3/15/2017	13,919	13,944,541
Pioneer Natural Resources Co.	6.875%	5/1/2018	26,129	27,644,769
Pioneer Natural Resources Co.	7.50%	1/15/2020	3,053	3,470,134
Precision Drilling Corp. (Canada)(d)	6.625%	11/15/2020	29,756	30,462,885
Range Resources Corp.†	5.75%	6/1/2021	36,737	38,114,637
Range Resources Corp.†	5.875%	7/1/2022	55,267	56,786,842
Ras Laffan Liquefied Natural Gas Co., Ltd. III (Qatar)†(d)	6.75%	9/30/2019	13,425	14,931,803
RSP Permian, Inc.	6.625%	10/1/2022	17,174	18,247,375
Sanchez Energy Corp.	6.125%	1/15/2023	18,287	17,646,955
Seven Generations Energy Ltd. (Canada)†(d)	6.875%	6/30/2023	11,308	12,017,577
Seven Generations Energy Ltd. (Canada)†(d)	8.25%	5/15/2020	30,100	31,830,750
Sinopec Group Overseas Development 2012 Ltd.†	2.75%	5/17/2017	10,375	10,401,155
Sinopec Group Overseas Development 2013 Ltd.†	2.50%	10/17/2018	24,600	24,758,399
Sinopec Group Overseas Development 2014 Ltd.†	1.79%#	4/10/2017	37,800	37,808,996
SM Energy Co.	6.50%	11/15/2021	48,736	50,076,240
SM Energy Co.	6.50%	1/1/2023	9,181	9,249,858
Suncor Energy, Inc. (Canada)(d)	6.10%	6/1/2018	25,884	27,291,468
Western Refining, Inc.	6.25%	4/1/2021	31,355	32,432,828
Total				1,774,465,547

Oil: Crude Producers 3.95%

Buckeye Partners LP	2.65%	11/15/2018	20,545	20,700,690
Buckeye Partners LP	4.875%	2/1/2021	8,650	9,215,883
Buckeye Partners LP	5.50%	8/15/2019	3,588	3,840,326
Buckeye Partners LP	6.05%	1/15/2018	36,223	37,509,279
Columbia Pipeline Group, Inc.	2.45%	6/1/2018	23,498	23,633,442
Columbia Pipeline Group, Inc.	3.30%	6/1/2020	43,974	44,865,089
DCP Midstream Operating LP†	9.75%	3/15/2019	36,058	40,835,685
El Paso Natural Gas Co. LLC	5.95%	4/15/2017	4,483	4,507,912
Enbridge Energy Partners LP	5.20%	3/15/2020	11,550	12,431,796
Enbridge Energy Partners LP	6.50%	4/15/2018	5,285	5,535,958
Enbridge Energy Partners LP	9.875%	3/1/2019	66,497	76,245,460
Energy Transfer Partners LP	2.50%	6/15/2018	14,444	14,549,687

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil: Crude Producers (continued)

Energy Transfer Partners LP	4.15%	10/1/2020	$975	$1,016,224
Energy Transfer Partners LP	9.00%	4/15/2019	98,113	111,413,787
Energy Transfer Partners LP	9.70%	3/15/2019	51,882	59,363,229
EnLink Midstream Partners LP/EnLink Midstream Finance Corp.	7.125%	6/1/2022	85,034	88,748,030
Florida Gas Transmission Co. LLC†	5.45%	7/15/2020	13,759	14,808,633
Florida Gas Transmission Co. LLC†	7.90%	5/15/2019	19,915	22,146,914
Gulf South Pipeline Co. LP†	6.30%	8/15/2017	9,371	9,560,285
Hiland Partners Holdings LLC/Hiland Partners Finance Corp.†	5.50%	5/15/2022	48,486	50,665,106
Kinder Morgan Energy Partners LP	5.30%	9/15/2020	400	434,983
Kinder Morgan Energy Partners LP	5.95%	2/15/2018	22,684	23,589,455
Kinder Morgan Energy Partners LP	6.50%	4/1/2020	9,478	10,559,155
Kinder Morgan Energy Partners LP	6.85%	2/15/2020	295	330,489
Kinder Morgan Energy Partners LP	9.00%	2/1/2019	1,000	1,126,116
Kinder Morgan, Inc.	7.25%	6/1/2018	59,667	63,526,142
Midcontinent Express Pipeline LLC†	6.70%	9/15/2019	50,957	54,778,775
MPLX LP	5.50%	2/15/2023	174,504	182,020,585
ONEOK Partners LP	2.00%	10/1/2017	45,355	45,428,158
ONEOK Partners LP	3.20%	9/15/2018	5,405	5,511,678
Panhandle Eastern Pipeline Co. LP	6.20%	11/1/2017	9,443	9,716,781
Panhandle Eastern Pipeline Co. LP	7.00%	6/15/2018	19,692	20,764,722
Regency Energy Partners LP/Regency Energy Finance Corp.	5.50%	4/15/2023	56,999	59,350,209
Regency Energy Partners LP/Regency Energy Finance Corp.	6.50%	7/15/2021	84,147	86,729,892
Rockies Express Pipeline LLC†	6.00%	1/15/2019	20,795	21,938,725
Rockies Express Pipeline LLC†	6.85%	7/15/2018	9,595	10,146,712
Sabine Pass Liquefaction LLC	5.625%	2/1/2021	91,902	99,969,158
Spectra Energy Capital LLC	6.20%	4/15/2018	1,929	2,017,557
Spectra Energy Partners LP	2.95%	9/25/2018	2,000	2,026,950
Spectra Energy Partners LP	4.60%	6/15/2021	1,000	1,064,454
Tesoro Logistics LP/Tesoro Logistics Finance Corp.	5.875%	10/1/2020	4,725	4,876,200
Tesoro Logistics LP/Tesoro Logistics Finance Corp.	6.125%	10/15/2021	61,603	64,452,139
Texas Eastern Transmission LP†	4.125%	12/1/2020	1,875	1,970,351
Texas Eastern Transmission LP†	6.00%	9/15/2017	6,151	6,287,792
Texas Gas Transmission LLC†	4.50%	2/1/2021	10,970	11,475,388
TransCanada PipeLines Ltd. (Canada)(d)	6.50%	8/15/2018	1,205	1,286,768
TransCanada PipeLines Ltd. (Canada)(d)	7.125%	1/15/2019	400	435,952
Western Gas Partners LP	2.60%	8/15/2018	1,791	1,798,194

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil: Crude Producers (continued)

Williams Partners LP/ACMP Finance Corp.	4.875%	5/15/2023	$78,629	$81,396,584
Total				1,526,603,479

Oil: Integrated Domestic 0.64%

FMC Technologies, Inc.	2.00%	10/1/2017	30,603	30,592,473
Halliburton Co.	2.00%	8/1/2018	2,650	2,659,309
Halliburton Co.	6.15%	9/15/2019	12,916	14,268,835
National Oilwell Varco, Inc.	1.35%	12/1/2017	54,255	54,083,608
National Oilwell Varco, Inc.	2.60%	12/1/2022	21,172	20,329,460
SESI LLC	6.375%	5/1/2019	53,703	54,038,644
Weatherford International Ltd.	9.625%	3/1/2019	64,874	71,199,215
Total				247,171,544

Paper & Forest Products 0.00%

International Paper Co.	9.375%	5/15/2019	1,302	1,497,767

Real Estate Investment Trusts 1.53%

Brandywine Operating Partnership LP	4.95%	4/15/2018	6,852	7,058,972
Brandywine Operating Partnership LP	5.70%	5/1/2017	5,289	5,323,791
CBRE Services, Inc.	5.00%	3/15/2023	10,470	10,850,438
DDR Corp.	3.50%	1/15/2021	4,819	4,896,523
DDR Corp.	7.50%	4/1/2017	24,218	24,332,793
DDR Corp.	7.50%	7/15/2018	2,395	2,559,192
DDR Corp.	7.875%	9/1/2020	5,352	6,220,287
Digital Realty Trust LP	3.40%	10/1/2020	9,650	9,881,976
Digital Realty Trust LP	5.875%	2/1/2020	78,189	85,607,807
DuPont Fabros Technology LP	5.875%	9/15/2021	2,475	2,581,734
EPR Properties	7.75%	7/15/2020	71,321	81,406,788
First Industrial LP	7.50%	12/1/2017	3,950	4,120,877
HCP, Inc.	2.625%	2/1/2020	12,923	13,016,136
HCP, Inc.	3.75%	2/1/2019	23,271	23,903,669
HCP, Inc.	5.375%	2/1/2021	14,800	16,177,924
HCP, Inc.	5.625%	5/1/2017	4,776	4,808,362
Healthcare Realty Trust, Inc.	5.75%	1/15/2021	15,044	16,560,691
Hospitality Properties Trust	6.70%	1/15/2018	5,210	5,303,212
Kilroy Realty LP	4.80%	7/15/2018	22,323	23,054,212
Kilroy Realty LP	6.625%	6/1/2020	10,185	11,405,224
MPT Operating Partnership LP/MPT Finance Corp.	6.375%	2/15/2022	19,290	19,953,094
National Retail Properties, Inc.	6.875%	10/15/2017	1,925	1,985,501
SL Green Realty Corp.	5.00%	8/15/2018	11,525	11,963,941

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Real Estate Investment Trusts (continued)

SL Green Realty Corp.	7.75%	3/15/2020	$35,976	$40,607,802
Starwood Property Trust, Inc.†	5.00%	12/15/2021	7,930	8,257,113
VEREIT Operating Partnership LP	3.00%	2/6/2019	102,680	103,188,266
VEREIT Operating Partnership LP	4.125%	6/1/2021	8,116	8,330,262
Vornado Realty LP	2.50%	6/30/2019	1,189	1,196,142
Welltower, Inc.	2.25%	3/15/2018	1,784	1,793,079
Welltower, Inc.	4.125%	4/1/2019	8,628	8,960,532
Welltower, Inc.	4.70%	9/15/2017	2,340	2,379,441
Weyerhaeuser Co.	4.70%	3/15/2021	14,458	15,439,698
Weyerhaeuser Co.	7.375%	10/1/2019	5,227	5,872,697
Total				588,998,176

Retail 0.19%

Best Buy Co., Inc.	5.00%	8/1/2018	2,504	2,612,290
Macy’s Retail Holdings, Inc.	7.45%	7/15/2017	3,705	3,786,632
Marks & Spencer plc (United Kingdom)†(d)	6.25%	12/1/2017	17,020	17,548,573
Neiman Marcus Group Ltd. LLC†	8.00%	10/15/2021	10,558	6,677,935
Rite Aid Corp.	6.75%	6/15/2021	39,832	41,554,417
Rite Aid Corp.	9.25%	3/15/2020	2,718	2,809,733
Total				74,989,580

Savings & Loan 0.05%

Astoria Financial Corp.	5.00%	6/19/2017	20,438	20,573,668

Steel 0.24%

BlueScope Steel Finance Ltd/BlueScope Steel Finance USA LLC (Australia)†(d)	6.50%	5/15/2021	23,666	25,263,455
Cliffs Natural Resources, Inc.†	7.75%	3/31/2020	22,492	23,477,712
Cliffs Natural Resources, Inc.†	8.25%	3/31/2020	3,638	3,992,705
GTL Trade Finance, Inc.†	7.25%	10/20/2017	4,226	4,380,249
Nucor Corp.	5.75%	12/1/2017	8,906	9,183,431
U.S. Steel Corp.†	8.375%	7/1/2021	23,704	26,726,260
Total				93,023,812

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Technology 0.73%

Alibaba Group Holding Ltd. (China)(d)	1.625%	11/28/2017	$48,570	$48,594,431
Alibaba Group Holding Ltd. (China)(d)	2.50%	11/28/2019	35,313	35,605,533
Baidu, Inc. (China)(d)	2.25%	11/28/2017	24,678	24,789,767
Baidu, Inc. (China)(d)	2.75%	6/9/2019	21,550	21,882,754
Baidu, Inc. (China)(d)	3.25%	8/6/2018	26,100	26,539,811
eBay, Inc.	1.514%#	8/1/2019	500	500,760
Expedia, Inc.	7.456%	8/15/2018	51,996	55,726,869
Symantec Corp.	2.75%	6/15/2017	14,346	14,374,003
Tencent Holdings Ltd. (China)†(d)	2.00%	5/2/2017	20,485	20,493,528
Tencent Holdings Ltd. (China)†(d)	3.375%	5/2/2019	32,546	33,341,731
Total				281,849,187

Telecommunications 1.51%

AT&T, Inc.	5.50%	2/1/2018	9,509	9,848,852
BellSouth LLC†	4.40%	4/26/2021	184,331	185,339,290
Digicel Group Ltd. (Jamaica)†(d)	8.25%	9/30/2020	49,100	43,637,625
FairPoint Communications, Inc.†	8.75%	8/15/2019	33,205	34,533,200
Frontier Communications Corp.	8.875%	9/15/2020	76,266	81,127,957
GTH Finance BV (Netherlands)†(d)	6.25%	4/26/2020	9,400	9,973,353
Millicom International Cellular SA (Luxembourg)†(d)	4.75%	5/22/2020	4,000	4,096,200
Nortel Networks Ltd. (Canada)(b)(d)	10.75%	7/15/2016	47,497	48,862,539
T-Mobile USA, Inc.	6.25%	4/1/2021	10,500	10,863,923
T-Mobile USA, Inc.	6.464%	4/28/2019	66,220	66,804,723
T-Mobile USA, Inc.	6.542%	4/28/2020	940	967,025
Telefonica Emisiones SAU (Spain)(d)	6.221%	7/3/2017	9,574	9,720,080
Wind Acquisition Finance SA (Italy)†(d)	6.50%	4/30/2020	25,325	26,340,532
Wind Acquisition Finance SA (Italy)†(d)	7.375%	4/23/2021	25,100	26,198,125
Windstream Services LLC	7.75%	10/1/2021	23,947	24,785,145
Total				583,098,569

Textiles Products 0.04%

Springs Industries, Inc.	6.25%	6/1/2021	14,192	14,724,200

Toys 0.00%

Mattel, Inc.	1.70%	3/15/2018	1,108	1,108,649

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Transportation: Miscellaneous 0.12%

Florida East Coast Holdings Corp.†	6.75%	5/1/2019	$40,702	$41,923,060
XPO Logistics, Inc.†	6.50%	6/15/2022	3,099	3,265,571
Total				45,188,631

Utilities 0.00%

United Utilities plc (United Kingdom)(d)	4.55%	6/19/2018	1,500	1,545,177

Wholesale 0.03%

Rexel SA (France)†(d)	5.25%	6/15/2020	10,530	10,852,791
Total Corporate Bonds (cost $16,869,035,297)				16,984,019,002

FLOATING RATE LOANS(f) 5.00%

Auto Parts: Original Equipment 0.07%

MPG Holdco I, Inc. 2015 Tranche B1 Term Loan	3.75%	10/20/2021	28,538	28,594,197

Beverages 0.04%

Molson Coors Brewing Co. 3 Year Tranche Loan	2.28%	12/14/2018	15,322	15,283,296

Business Services 0.04%

Neff Rental LLC 2nd Lien Closing Date Term Loan	7.543%	6/9/2021	16,839	16,860,081

Chemicals 0.15%

Celanese U.S. Holdings LLC Term Loan A	2.281%	7/15/2021	46,521	46,602,412
Mosaic Company (The) Term Loan	2.031%	11/18/2021	11,455	11,440,799
Total				58,043,211

Coal 0.05%

Peabody Energy Corp. Term Loan	— (g)	9/24/2020	20,758	21,051,622

Consumer Products 0.03%

Textron, Inc. Term Loan A	2.021%	3/14/2019	9,662	9,649,923

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Containers 0.11%

Ball Corp. USD Term Loan A	2.531%	3/18/2021		$16,886	$16,875,696
Ball UK Aquisition Ltd. EUR Term Loan A(c)	1.75%	3/18/2021	EUR	7,858	8,324,893
WestRock Co. Closing Date Term Loan	1.915%	7/1/2020		$17,653	17,664,030
Total					42,864,619

Electric: Power 0.17%

FirstEnergy Corp. Term Loan	2.521%	12/6/2021		65,550	65,222,250

Electronics 0.25%

Thermo Fisher Scientific Inc. Term Loan A	2.25%	7/1/2019		97,978	97,977,992

Entertainment 0.11%

Kasima LLC Term Loan	3.281% - 3.50%	5/17/2021		42,229	42,624,423

Food 0.13%

Amplify Snack Brands, Inc. Term Loan	6.50%	9/2/2023		18,557	18,139,947
Dole Food Co., Inc. Tranche B Term Loan	4.50% - 6.25%	11/1/2018		24,773	24,891,031
Supervalu, Inc. Term Loan	5.50%	3/21/2019		8,688	8,773,417
Total					51,804,395

Gaming 0.26%

Seminole Tribe of Florida Initial Term Loan	3.248%	4/29/2020		98,305	98,722,784

Health Care Products 0.40%

Boston Scientific Corp. Term Loan	2.313%	8/6/2018		10,250	10,224,375
Medtronic, Inc. Term Loan	1.656%	1/26/2018		30,085	29,972,181
Zimmer biomet Holdings, Inc. Term Loan A	2.031%	9/30/2019		65,348	64,041,040
Zimmer Holdings, Inc. Term Loan	2.146% - 2.155%	5/29/2019		51,708	51,578,791
Total					155,816,387

Health Care Services 0.14%

Fresenius Medical Care AG & Co. KGaA Tranche A Term Loan	2.289%	10/30/2019		31,656	31,695,604
Laboratory Corp. of America Holdings Term Loan	2.031%	12/19/2019		23,705	23,734,674
Total					55,430,278

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Household Equipment/Products 0.29%

Dell International LLC Term Loan A1	2.79%	12/31/2018	$7,595	$7,611,396
Dell International LLC Term Loan A2	3.04%	9/7/2021	103,030	103,377,331
Total				110,988,727

Leasing 0.12%

Avolon TLB Borrower 1 S.a.r.l. Term Loan B2 (Luxembourg)(d)	3.728%	3/21/2022	45,081	45,929,199

Lodging 0.41%

Las Vegas Sands LLC Refinancing Term Loan	3.04%	12/19/2020	155,467	156,742,564

Machinery: Industrial/Specialty 0.04%

Flowserve Corp. 2012 Term Loan	2.248%	10/14/2020	13,978	13,934,513

Manufacturing 0.17%

Tyco International Holding sarl Term Loan (Luxembourg)(d)	2.434%	3/2/2020	65,420	65,297,337

Media 0.45%

AMC Networks, Inc. Term Loan A	2.275%	12/16/2019	101,309	101,563,008
Charter Communications Operating, LLC Term Loan E1	2.79%	7/1/2020	72,152	72,582,906
Total				174,145,914

Metals & Minerals: Miscellaneous 0.01%

Fairmount Santrol, Inc. Tranche B2 New Term Loan	4.50%	9/5/2019	5,658	5,597,007

Miscellaneous 0.11%

Harris Corp. 3 Year Tranche Term Loan	2.29%	3/16/2018	9,522	9,522,019
Harris Corp. 5 Year Tranche Term Loan	2.29%	3/16/2020	31,369	31,368,505
Total				40,890,524

Office Furniture & Business Equipment 0.07%

Eastman Chemical Company	2.031%	12/15/2021	26,064	25,966,260

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil 0.04%

Noble Energy, Inc. Initial Term Loan	1.961%	1/6/2019	$4,189	$4,226,086
Petroleos Mexicanos (Mexico) Term Loan(d)	— (g)	2/14/2020	12,268	12,053,310
Total				16,279,396

Oil: Crude Producers 0.11%

Buckeye Partners LP Delayed Draw Term Loan	2.14%	9/30/2019	44,233	44,067,126

Real Estate Investment Trusts 0.25%

American Tower Corporation Term Loan	2.04%	1/31/2022	95,794	95,195,287

Retail 0.33%

Belk, Inc. 1st Lien Closing Date Term Loan	5.76%	12/12/2022	12,985	11,134,817
J. Crew Group, Inc. Initial Term Loan	4.00%	3/5/2021	48,866	28,206,462
PVH Corp. Tranche A Term Loan	2.272%	5/19/2021	59,969	59,894,350
Rite Aid Corp. 2nd Lien Tranche 2 Term Loan	4.875%	6/21/2021	26,982	27,139,305
Total				126,374,934

Technology 0.02%

Zayo Group, LLC 2017 Incremental Refinancing Term Loan B1	2.781%	1/19/2021	7,263	7,336,393

Telecommunications 0.63%

AT&T, Inc. Tranche A Advance Term Loan	1.934%	3/2/2018	60,979	60,902,522
Verizon Communications Inc. 5 year Term Loan	2.029%	7/31/2019	181,703	181,855,047
Total				242,757,569
Total Floating Rate Loans (cost $1,935,863,491)				1,931,448,208

FOREIGN GOVERNMENT OBLIGATIONS(d) 0.15%

Argentina 0.06%

Republic of Argentina†	5.625%	1/26/2022	23,684	23,950,445

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Dominican Republic 0.01%

Dominican Republic†	9.04%		1/23/2018	$3,034	$3,151,229

Indonesia 0.01%

Republic of Indonesia†	3.70%		1/8/2022	5,100	5,240,540

Qatar 0.07%

State of Qatar†	5.25%		1/20/2020	23,718	25,793,349
Total Foreign Government Obligations (cost $57,516,489)					58,135,563

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 2.04%

Federal Home Loan Mortgage Corp. 2011-K704 B†	4.536	%#	10/25/2030	51,714	53,339,743
Federal Home Loan Mortgage Corp. 2012-K705 C†	4.16	%#	9/25/2044	4,165	4,238,289
Federal Home Loan Mortgage Corp. 2012-K706 B†	4.029	%#	11/25/2044	6,835	7,022,355
Federal Home Loan Mortgage Corp. 2012-K708 C†	3.751	%#	2/25/2045	6,800	6,930,824
Federal Home Loan Mortgage Corp. 2012-K709 B†	3.741	%#	4/25/2045	32,745	33,637,524
Federal Home Loan Mortgage Corp. 2012-K709 C†	3.741	%#	4/25/2045	10,007	10,130,572
Federal Home Loan Mortgage Corp. 2012-K710 B†	3.821	%#	6/25/2047	11,400	11,732,497
Federal Home Loan Mortgage Corp. 2012-K711 B†	3.562	%#	8/25/2045	17,975	18,413,551
Federal Home Loan Mortgage Corp. 2012-K711 C†	3.562	%#	8/25/2045	20,300	20,442,934
Federal Home Loan Mortgage Corp. 2013-K502 C†	2.90	%#	3/25/2045	5,000	5,002,766
Federal Home Loan Mortgage Corp. 2013-K712 B†	3.365	%#	5/25/2045	12,100	12,374,341
Federal Home Loan Mortgage Corp. 2013-K713 B†	3.165	%#	4/25/2046	35,440	36,051,553
Federal Home Loan Mortgage Corp. 2014-K503 B†	3.002	%#	10/25/2047	38,988	38,985,614
Federal Home Loan Mortgage Corp. K061 X1 IO	0.179	%#	11/25/2026	575,674	9,547,099
Federal Home Loan Mortgage Corp. K503 X1 IO	0.577	%#	8/25/2019	284,627	2,714,094
Federal Home Loan Mortgage Corp. K722 X1 IO	1.311	%#	3/25/2023	204,434	13,276,759
Government National Mortgage Assoc. 2013-162 A	2.75	%#	9/16/2046	11,556	11,431,642
Government National Mortgage Assoc. 2013-171 IO	0.944	%#	6/16/2054	43,444	3,067,588
Government National Mortgage Assoc. 2013-193 IO	0.957	%#	1/16/2055	102,472	7,224,160
Government National Mortgage Assoc. 2014-109 A	2.325%		1/16/2046	41,076	41,106,026
Government National Mortgage Assoc. 2014-112 A	3.00	%#	1/16/2048	22,235	22,402,415
Government National Mortgage Assoc. 2014-135 AS	2.30%		2/16/2047	16,900	16,885,585
Government National Mortgage Assoc. 2014-15 IO	0.96	%#	8/16/2054	60,253	3,674,708
Government National Mortgage Assoc. 2014-164 AK	2.90	%#	3/16/2055	15,368	15,348,480
Government National Mortgage Assoc. 2014-172 A	3.05	%#	1/16/2049	11,823	11,863,189
Government National Mortgage Assoc. 2014-186 AP	2.80%		4/16/2050	40,310	40,340,598
Government National Mortgage Assoc. 2014-64 A	2.20%		2/16/2045	12,108	12,113,740
Government National Mortgage Assoc. 2014-64 IO	1.227	%#	12/16/2054	54,724	4,169,299

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS (continued)

Government National Mortgage Assoc. 2014-70 A	2.50%		3/16/2049	$5,178	$5,128,564
Government National Mortgage Assoc. 2014-78 A	2.20%		4/16/2047	6,014	6,006,685
Government National Mortgage Assoc. 2014-78 IO	0.636	%#	3/16/2056	48,569	2,573,233
Government National Mortgage Assoc. 2015-19 AD	2.90%		10/16/2055	31,025	31,181,321
Government National Mortgage Assoc. 2015-22 AS	2.90%		1/16/2049	37,988	37,928,590
Government National Mortgage Assoc. 2015-33 AS	2.90	%#	5/16/2054	31,722	31,937,849
Government National Mortgage Assoc. 2015-41 AD	2.90	%#	8/16/2055	20,445	20,625,055
Government National Mortgage Assoc. 2015-48 AS	2.90	%#	2/16/2049	16,330	16,485,896
Government National Mortgage Assoc. 2017 20 AS	2.50%		2/16/2057	48,640	48,039,600
Government National Mortgage Assoc. 2017 23 AB	2.60%		12/16/2057	34,049	33,747,081
Government National Mortgage Assoc. 2017-22 GA	2.60	%#	8/16/2051	24,215	24,098,688
Government National Mortgage Assoc. 2017-28 AB	2.50%		10/15/2051	58,137	57,614,540
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $798,996,926)					788,835,047

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 2.70%

Federal Home Loan Bank	1.125%		4/25/2018	167,700	167,877,930
Federal Home Loan Mortgage Corp.	0.875%		3/7/2018	62,291	62,239,921
Federal Home Loan Mortgage Corp.	3.003	%#	5/1/2037	11,285	11,979,001
Federal Home Loan Mortgage Corp.	3.041	%#	4/1/2037	16,817	17,645,282
Federal Home Loan Mortgage Corp.	3.047	%#	2/1/2038	7,846	8,354,008
Federal Home Loan Mortgage Corp.	3.058	%#	12/1/2036 - 10/1/2043	28,421	29,910,484
Federal Home Loan Mortgage Corp.	3.086	%#	12/1/2035	8,282	8,826,201
Federal Home Loan Mortgage Corp.	3.087	%#	12/1/2039	17,728	18,725,404
Federal Home Loan Mortgage Corp.	3.107	%#	11/1/2043	5,074	5,246,948
Federal Home Loan Mortgage Corp.	3.11	%#	6/1/2041	6,038	6,442,388
Federal Home Loan Mortgage Corp.	3.169	%#	12/1/2040	4,257	4,514,733
Federal Home Loan Mortgage Corp.	3.175	%#	10/1/2038	10,555	11,183,136
Federal Home Loan Mortgage Corp.	3.23	%#	5/1/2036	8,426	8,896,086
Federal Home Loan Mortgage Corp.	3.25	%#	9/1/2035	7,518	8,013,615
Federal Home Loan Mortgage Corp.	3.269	%#	9/1/2036	21,183	22,329,132
Federal Home Loan Mortgage Corp.	3.382	%#	6/1/2042	25,938	27,265,407
Federal Home Loan Mortgage Corp.	3.455	%#	2/1/2037	10,421	11,061,403
Federal Home Loan Mortgage Corp.	3.679	%#	12/1/2040	10,330	10,749,651
Federal National Mortgage Assoc.	2.58%		11/1/2018	14,624	14,808,651
Federal National Mortgage Assoc.	2.655	%#	6/1/2038	7,607	7,951,288
Federal National Mortgage Assoc.	2.702	%#	12/1/2045	20,037	20,568,423
Federal National Mortgage Assoc.	2.734	%#	12/1/2045	20,026	20,572,935
Federal National Mortgage Assoc.	2.787	%#	10/1/2035	22,226	23,522,108
Federal National Mortgage Assoc.	2.829	%#	1/1/2038	6,771	7,178,079

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)

Federal National Mortgage Assoc.	2.831	%#	3/1/2038	$8,437	$8,951,654
Federal National Mortgage Assoc.	2.844	%#	10/1/2045	21,916	22,565,420
Federal National Mortgage Assoc.	2.877	%#	9/1/2036	9,150	9,686,482
Federal National Mortgage Assoc.	2.88	%#	8/1/2034	17,906	18,941,265
Federal National Mortgage Assoc.	2.882	%#	11/1/2036	8,970	9,521,005
Federal National Mortgage Assoc.	2.887	%#	3/1/2039	9,994	10,456,707
Federal National Mortgage Assoc.	2.91	%#	6/1/2042	16,411	16,975,788
Federal National Mortgage Assoc.	2.92	%#	12/1/2035	25,366	26,862,214
Federal National Mortgage Assoc.	2.934	%#	8/1/2037	13,010	13,760,428
Federal National Mortgage Assoc.	2.946	%#	5/1/2042	33,957	35,085,530
Federal National Mortgage Assoc.	2.958	%#	2/1/2036	12,038	12,712,560
Federal National Mortgage Assoc.	2.97	%#	4/1/2038	16,907	17,916,370
Federal National Mortgage Assoc.	2.979	%#	8/1/2038	9,419	9,942,083
Federal National Mortgage Assoc.	2.986	%#	3/1/2038	15,233	16,121,621
Federal National Mortgage Assoc.	3.003	%#	10/1/2036	14,612	15,537,973
Federal National Mortgage Assoc.	3.016	%#	9/1/2038	9,187	9,735,707
Federal National Mortgage Assoc.	3.019	%#	1/1/2038	8,253	8,744,372
Federal National Mortgage Assoc.	3.072	%#	12/1/2036 - 7/1/2040	21,445	22,736,421
Federal National Mortgage Assoc.	3.104	%#	12/1/2038	7,524	8,012,518
Federal National Mortgage Assoc.	3.147	%#	3/1/2042	24,738	26,046,355
Federal National Mortgage Assoc.	3.163	%#	10/1/2036	10,059	10,714,971
Federal National Mortgage Assoc.	3.175	%#	11/1/2038	16,267	17,293,696
Federal National Mortgage Assoc.	3.29	%#	1/1/2041	21,866	23,208,562
Federal National Mortgage Assoc.	3.374	%#	12/1/2040	10,308	10,871,321
Federal National Mortgage Assoc.	3.398	%#	12/1/2040	19,777	20,939,378
Federal National Mortgage Assoc.	3.451	%#	11/1/2040	30,440	32,200,936
Federal National Mortgage Assoc.	3.459	%#	8/1/2041	12,752	13,404,052
Federal National Mortgage Assoc.	3.48	%#	10/1/2040	6,732	7,104,611
Federal National Mortgage Assoc.	3.521	%#	4/1/2040	7,595	8,051,776
Federal National Mortgage Assoc.	3.674	%#	1/1/2042	19,631	20,522,117
Federal National Mortgage Assoc.	3.719	%#	1/1/2041	12,130	12,630,107
Federal National Mortgage Assoc.	4.189	%#	7/1/2040	5,979	6,182,603
Federal National Mortgage Assoc.	5.50%		1/1/2035	1,382	1,552,208
Total Government Sponsored Enterprises Pass-Throughs (cost $1,040,609,787)					1,040,851,025

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
MUNICIPAL BONDS 0.51%

Miscellaneous

IL State GO	2.42%	4/1/2017	$3,935	$3,937,086
IL State GO	2.77%	4/1/2018	9,500	9,504,560
IL State GO	4.35%	6/1/2018	6,989	7,083,643
IL State GO	5.297%	4/1/2018	3,375	3,466,564
IL State GO	5.365%	3/1/2017	12,465	12,465,000
IL State GO	5.375%	7/1/2018	700	723,191
IL State GO	6.20%	7/1/2021	290	304,932
IL State GO (AGM)	5.09%	4/1/2017	400	401,032
Illinois	3.90%	1/1/2018	8,780	8,868,678
Illinois	5.665%	3/1/2018	40,980	42,311,030
Illinois	5.877%	3/1/2019	10,535	11,141,184
Kentucky Pub Transprtn Infrast Auth	3.22%	7/1/2017	6,210	6,237,076
New Jersey Bldg Auth	2.033%	6/15/2017	775	776,108
New Jersey Econ Dev Auth	1.348%	3/1/2017	12,650	12,650,000
New Jersey Econ Dev Auth	1.648%	3/1/2018	1,000	997,820
New Jersey Econ Dev Auth	2.421%	6/15/2018	20,745	20,865,321
New Jersey Econ Dev Auth (AGM)	Zero Coupon	2/15/2019	13,255	12,552,352
New Jersey Econ Dev Auth (AGM)	Zero Coupon	2/15/2020	7,750	7,066,915
New Jersey Transp Tr Fnd Auth	1.758%	12/15/2018	7,165	7,042,049
New Jersey Transp Tr Fnd Auth	3.60%	12/15/2017	280	282,587
New Jersey Transp Tr Fnd Auth	5.00%	6/15/2018	1,140	1,185,452
New Jersey Transp Tr Fnd Auth	5.00%	12/15/2018	10,940	11,466,542
New Jersey Transp Tr Fnd Auth	5.00%	12/15/2019	6,900	7,322,487
NJ Trans Trust Fund	5.00%	6/15/2019	1,000	1,052,600
San Luis Opispo Cnty CA	7.45%	9/1/2019	6,450	7,221,871
Total Municipal Bonds (cost $196,843,916)				196,926,080

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 22.90%

1211 Avenue of the Americas Trust 2015-1211 XA IO†	0.242%#	8/10/2035	214,200	4,322,128
A10 Bridge Asset Financing LLC 2015-AA A†	3.567%#	5/15/2030	113,860	113,859,833
Americold LLC 2010-ARTA A1†	3.847%	1/14/2029	32,206	33,443,802
Assurant Commercial Mortgage Trust 2016-1A A1†	1.362%	5/15/2049	35,472	35,120,231
Aventura Mall Trust 2013-AVM A†	3.743%#	12/5/2032	51,464	54,280,028
Aventura Mall Trust 2013-AVM D†	3.743%#	12/5/2032	11,000	11,307,815
BAMLL Commercial Mortgage Securities Trust 2014-ICTS C†	2.17%#	6/15/2028	10,000	9,826,802
BAMLL Commercial Mortgage Securities Trust 2014-IP A†	2.717%#	6/15/2028	215,533	216,688,106
BAMLL Commercial Mortgage Securities Trust 2014-IP B†	2.717%#	6/15/2028	23,050	23,033,224

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

BAMLL Commercial Mortgage Securities Trust 2014-IP C†	2.717	%#	6/15/2028	$23,040	$23,132,068
BAMLL Trust 2011-FSHN A†	4.42%		7/11/2033	30,251	32,693,799
Banc of America Commercial Mortgage Trust 2007-2 AM	5.696	%#	4/10/2049	96,284	96,343,020
Banc of America Commercial Mortgage Trust 2007-3 AM	5.628	%#	6/10/2049	45,215	45,375,622
Banc of America Commercial Mortgage Trust 2007-3 AMF	5.317%		6/10/2049	24,919	24,976,164
Banc of America Commercial Mortgage Trust 2016-UB10 XA IO	2.007	%#	7/15/2049	88,970	10,808,025
Banc of America Re-REMIC Trust 2009-UB1 A4B†	5.707	%#	6/24/2050	21,946	22,142,485
Banc of America Re-REMIC Trust 2009-UB2 A4B5†	6.088	%#	12/24/2049	7,504	7,563,661
Banc of America Re-REMIC Trust 2010-UB3 A4B3†	5.971	%#	2/15/2051	9,770	9,759,985
Banc of America Re-REMIC Trust 2010-UB5 A4B†	5.883	%#	2/17/2051	9,999	10,106,908
Bancorp Commercial Mortgage Trust 2016-CRE1 A†	2.20	%#	11/15/2033	8,300	8,315,123
BB-UBS Trust 2012-TFT A†	2.892%		6/5/2030	58,313	57,579,790
BB-UBS Trust 2012-TFT B†	3.468	%#	6/5/2030	7,850	7,687,306
BB-UBS Trust 2012-TFT C†	3.468	%#	6/5/2030	14,354	13,885,003
BBCMS Trust 2013-TYSN C†	3.821%		9/5/2032	5,475	5,653,990
BBCMS Trust 2013-TYSN D†	3.631%		9/5/2032	5,525	5,579,584
BBCMS Trust 2015-STP B†	3.927%		9/10/2028	11,400	11,680,556
BBCMS Trust 2015-STP C†	4.284	%#	9/10/2028	23,900	24,431,029
BBCMS Trust 2015-STP XA IO†	0.962	%#	9/10/2028	336,700	10,808,070
BBCMS Trust 2015-VFM A1†	2.466%		3/10/2036	20,337	19,842,111
BCAP LLC Trust 2013-RR3 4A1†	0.931	%#	11/26/2036	1,734	1,722,068
BCRR Trust 2009-1 1A2†	5.865	%#	8/17/2045	21,298	21,285,937
BCRR Trust 2009-1 2A2†	5.858	%#	7/17/2040	7,000	7,010,657
Bear Stearns Commercial Mortgage Securities Trust 2007-PW16 AM	5.699	%#	6/11/2040	29,308	29,504,984
Bear Stearns Commercial Mortgage Securities Trust 2007-PW17 AM	5.886	%#	6/11/2050	9,119	9,274,703
Bear Stearns Deutsche Bank Trust 2005-AFR1 A2†	5.008%		9/15/2027	5,194	5,531,416
BWAY Mortgage Trust 2013-1515 XB IO†	0.403	%#	3/10/2033	103,040	3,109,500
CFCRE Commercial Mortgage Trust 2011-C2 AJ†	5.754	%#	12/15/2047	8,307	9,290,795
CFCRE Commercial Mortgage Trust 2016-C4 XA IO	1.767	%#	5/10/2058	71,331	8,271,019
CFCRE Commercial Mortgage Trust 2016-C6 XA IO	1.221	%#	11/10/2049	161,188	13,935,972
CFCRE Commercial Mortgage Trust 2016-C7 XA IO	0.80	%#	12/10/2054	154,275	9,015,096
CG-CCRE Commercial Mortgage Trust 2014-FL1 A†	1.72	%#	6/15/2031	13,394	13,395,445
CGBAM Commercial Mortgage Trust 2015-SMRT B†	3.213%		4/10/2028	22,707	23,015,052
CGBAM Commercial Mortgage Trust 2015-SMRT C†	3.516%		4/10/2028	15,195	15,443,092
CGBAM Commercial Mortgage Trust 2015-SMRT D†	3.768%		4/10/2028	5,200	5,282,244
CGBAM Commercial Mortgage Trust 2015-SMRT E†	3.786	%#	4/10/2028	8,000	7,979,326
CGBAM Commercial Mortgage Trust 2015-SMRT F†	3.786	%#	4/10/2028	7,519	7,393,835
Cherrywood SB Commercial Mortgage Loan Trust 2016-1A AFX†	3.73	%#	3/25/2049	16,016	16,027,394

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Citigroup Commercial Mortgage Trust 2007-C6 AM	5.724	%#	12/10/2049	$157,403	$158,859,575
Citigroup Commercial Mortgage Trust 2012-GC8 A4	3.024%		9/10/2045	39,046	39,984,587
Citigroup Commercial Mortgage Trust 2012-GC8 XB IO†	0.165	%#	9/10/2045	218,445	1,896,535
Citigroup Commercial Mortgage Trust 2013-GC11 A2	1.987%		4/10/2046	40,010	40,142,329
Citigroup Commercial Mortgage Trust 2013-GC11 XA IO	1.81	%#	4/10/2046	589,106	31,711,450
Citigroup Commercial Mortgage Trust 2013-SMP C†	2.738%		1/12/2030	11,950	12,002,263
Citigroup Commercial Mortgage Trust 2013-SMP D†	2.911	%#	1/12/2030	8,600	8,632,228
Citigroup Commercial Mortgage Trust 2014-GC21 XA IO	1.27	%#	5/10/2047	267,384	18,237,467
Citigroup Commercial Mortgage Trust 2014-GC23 XB IO	0.232	%#	7/10/2047	120,131	2,033,662
Citigroup Commercial Mortgage Trust 2015-GC27 XA IO	1.429	%#	2/10/2048	126,946	10,748,004
Citigroup Commercial Mortgage Trust 2015-GC31 XA IO	0.462	%#	6/10/2048	253,041	7,121,799
Citigroup Commercial Mortgage Trust 2015-GC35 XA IO	0.901	%#	11/10/2048	181,906	9,634,660
Citigroup Commercial Mortgage Trust 2016-GC36 XA IO	1.347	%#	2/10/2049	103,366	8,894,329
Citigroup Commercial Mortgage Trust 2016-GC37 XA IO	1.806	%#	4/10/2049	68,879	8,300,201
Citigroup Commercial Mortgage Trust 2016-SMPL A†	2.228%		9/10/2031	49,581	48,755,580
Citigroup Commercial Mortgage Trust 2016-SMPL B†	2.576%		9/10/2031	23,717	23,256,468
Citigroup Commercial Mortgage Trust 2016-SMPL C†	2.825%		9/10/2031	11,400	11,157,604
Citigroup Commercial Mortgage Trust 2016-SMPL D†	3.52%		9/10/2031	15,811	15,693,877
Citigroup Commercial Mortgage Trust 2016-SMPL E†	4.509%		9/10/2031	28,558	27,865,734
Citigroup Mortgage Loan Trust 2013-2 5A1†	0.911	%#	7/25/2036	7,665	7,396,489
Citigroup Mortgage Loan Trust 2013-A A†	3.00	%#	5/25/2042	4,735	4,732,692
COBALT CMBS Commercial Mortgage Trust 2007-C2 AM†	5.461	%#	4/15/2047	19,780	19,939,603
COBALT CMBS Commercial Mortgage Trust 2007-C2 AMFX	5.526	%#	4/15/2047	84,035	84,729,877
Commercial Mortgage Pass-Through Certificates 2007-C9 AM	5.65	%#	12/10/2049	11,440	11,573,638
Commercial Mortgage Pass-Through Certificates 2010-C1 C†	6.005	%#	7/10/2046	17,961	19,549,395
Commercial Mortgage Pass-Through Certificates 2010-C1 D†	6.14	%#	7/10/2046	12,446	13,351,385
Commercial Mortgage Pass-Through Certificates 2012-CR4 XA IO	1.898	%#	10/15/2045	266,882	18,079,165
Commercial Mortgage Pass-Through Certificates 2012-LC4 XA IO†	2.276	%#	12/10/2044	75,185	6,230,917
Commercial Mortgage Pass-Through Certificates 2012-LTRT A1†	2.15%		10/5/2030	27,005	26,644,969
Commercial Mortgage Pass-Through Certificates 2013-CR11 A2	3.047%		10/10/2046	15,240	15,576,761
Commercial Mortgage Pass-Through Certificates 2013-CR6 A2	2.122%		3/10/2046	115,710	116,327,139
Commercial Mortgage Pass-Through Certificates 2013-CR7 A2	2.022%		3/10/2046	45,200	45,351,657
Commercial Mortgage Pass-Through Certificates 2013-CR7 XA IO	1.399	%#	3/10/2046	316,982	16,888,946
Commercial Mortgage Pass-Through Certificates 2013-CR8 A2	2.367%		6/10/2046	10,000	10,072,873
Commercial Mortgage Pass-Through Certificates 2013-CR8 XA IO	0.661	%#	6/10/2046	592,965	13,925,665

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Commercial Mortgage Pass-Through Certificates 2013-GAM A2†	3.367%		2/10/2028	$15,413	$15,750,637
Commercial Mortgage Pass-Through Certificates 2013-LC6 A2	1.906%		1/10/2046	62,485	62,710,321
Commercial Mortgage Pass-Through Certificates 2013-SFS A1†	1.873%		4/12/2035	25,953	25,493,037
Commercial Mortgage Pass-Through Certificates 2013-THL A1†	1.776	%#	6/8/2030	985	980,297
Commercial Mortgage Pass-Through Certificates 2013-THL B†	2.376	%#	6/8/2030	14,775	14,727,730
Commercial Mortgage Pass-Through Certificates 2013-THL C†	2.776	%#	6/8/2030	29,195	28,962,459
Commercial Mortgage Pass-Through Certificates 2013-THL D†	3.426	%#	6/8/2030	16,262	16,299,635
Commercial Mortgage Pass-Through Certificates 2013-THL E†	4.526	%#	6/8/2030	17,911	17,925,243
Commercial Mortgage Pass-Through Certificates 2013-WWP XB IO†	0.256	%#	3/10/2031	265,903	4,393,781
Commercial Mortgage Pass-Through Certificates 2014-CR19 XA IO	1.26	%#	8/10/2047	115,064	6,753,794
Commercial Mortgage Pass-Through Certificates 2014-CR21 XA IO	0.994	%#	12/10/2047	138,576	7,566,226
Commercial Mortgage Pass-Through Certificates 2014-FL4 C†	2.717	%#	7/13/2031	10,279	10,333,202
Commercial Mortgage Pass-Through Certificates 2014-FL5 B†	2.92	%#	10/15/2031	11,824	11,770,612
Commercial Mortgage Pass-Through Certificates 2014-LC17 XA IO	0.98	%#	10/10/2047	155,722	6,691,376
Commercial Mortgage Pass-Through Certificates 2014-UBS3 A2	2.844%		6/10/2047	13,000	13,240,856
Commercial Mortgage Pass-Through Certificates 2014-UBS5 XA IO	1.055	%#	9/10/2047	262,415	12,702,550
Commercial Mortgage Pass-Through Certificates 2015-CR23 CMC†	3.685	%#	5/10/2048	8,800	8,309,629
Commercial Mortgage Pass-Through Certificates 2015-PC1 XA IO†	0.77	%#	7/10/2050	190,737	7,861,427
Commercial Mortgage Pass-Through Certificates 2016-GCT D†	3.461	%#	8/10/2029	7,298	7,271,963
Commercial Mortgage Pass-Through Certificates 2016-GCT E†	3.461	%#	8/10/2029	6,850	6,520,809
Commercial Mortgage Pass-Through Certificates 2016-SAVA A†	2.49	%#	10/15/2034	87,912	88,516,430
Commercial Mortgage Pass-Through Certificates 2016-SAVA B†	3.07	%#	10/15/2034	56,716	57,156,734
Commercial Mortgage Pass-Through Certificates 2016-SAVA XCP IO†	2.173	%#	10/15/2034	482,843	16,925,482
Commercial Mortgage Trust 2006-GG7 AM	5.774	%#	7/10/2038	33,634	33,633,166
Commericial Mortgage Trust 2016-CD1 XA IO	1.445	%#	8/10/2049	216,893	21,313,477
Commericial Mortgage Trust 2017-CD3 XA IO	1.049	%#	2/10/2050	172,648	13,853,655
Core Industrial Trust 2015-CALW C†	3.555%		2/10/2034	19,195	19,647,301
Core Industrial Trust 2015-CALW XA IO†	0.81	%#	2/10/2034	99,819	3,570,176
Core Industrial Trust 2015-WEST XA IO†	0.935	%#	2/10/2037	183,565	11,467,489
Core Industrial Trust 2015-WEST XB IO†	0.704	%#	2/10/2037	90,323	4,500,614
Cosmopolitan Hotel Trust 2016-CSMO A†	2.17	%#	11/15/2033	14,567	14,725,981
Cosmopolitan Hotel Trust 2016-CSMO B†	2.87	%#	11/15/2033	19,390	19,627,750

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Cosmopolitan Hotel Trust 2016-CSMO E†	5.42	%#	11/15/2033	$26,486	$27,125,655
Credit Suisse Commercial Mortgage Trust 2008-C1 AM†	6.061	%#	2/15/2041	21,726	22,168,580
Credit Suisse First Boston Mortgage Securities Corp. 2006-OMA A†	5.384%		5/15/2023	1,555	1,578,393
Credit Suisse First Boston Mortgage Securities Corp. 2006-OMA B2†	5.538%		5/15/2023	9,750	10,460,713
Credit Suisse First Boston Mortgage Securities Corp. 2006-OMA C†	5.587%		5/15/2023	9,852	10,579,637
Credit Suisse Mortgage Capital Certificates 2010-RR2 2B†	5.941	%#	9/15/2039	11,500	11,522,131
Credit Suisse Mortgage Capital Certificates 2010-UD1 BA†	5.804	%#	12/16/2049	21,825	22,129,564
Credit Suisse Mortgage Capital Certificates 2011-2R 4A1†	0.866	%#	2/27/2037	4,755	4,630,557
Credit Suisse Mortgage Capital Certificates 2012-7R 2A1†	3.923	%#	6/26/2036	7,444	7,548,001
Credit Suisse Mortgage Capital Certificates 2014-2R 22A1†	3.00	%#	7/27/2036	3,388	3,307,111
Credit Suisse Mortgage Capital Certificates 2014-2R 26A1†	3.00	%#	6/27/2037	21,454	21,136,151
Credit Suisse Mortgage Capital Certificates 2014-TIKI B†	2.12	%#	9/15/2038	9,616	9,543,919
Credit Suisse Mortgage Capital Certificates 2014-TIKI C†	2.57	%#	9/15/2038	29,782	29,535,843
Credit Suisse Mortgage Capital Certificates 2014-USA X1 IO†	0.552	%#	9/15/2037	115,519	4,536,545
Credit Suisse Mortgage Capital Certificates 2015-DEAL A†	2.09	%#	4/15/2029	13,677	13,708,424
Credit Suisse Mortgage Capital Certificates 2015-DEAL B†	2.62	%#	4/15/2029	28,546	28,631,532
Credit Suisse Mortgage Capital Certificates 2016-MFF B†	3.27	%#	11/15/2033	32,527	32,610,786
Credit Suisse Mortgage Capital Certificates 2016-MFF C†	4.27	%#	11/15/2033	36,978	37,091,197
CSAIL Commercial Mortgage Trust 2015-C4 A2	3.157%		11/15/2048	13,828	14,219,847
CSAIL Commercial Mortgage Trust 2016-C6 XA IO	1.815	%#	1/15/2049	211,985	24,447,856
CSAIL Commercial Mortgage Trust 2016-C7 XA IO	1.112	%#	11/15/2049	240,643	17,150,755
DBJPM Mortgage Trust 2016-C3 XA IO	1.52	%#	9/10/2049	199,224	21,869,366
DBRR Trust 2013-EZ3 B†	3.50%		12/18/2049	14,771	14,844,855
DBUBS Mortgage Trust 2011-LC2A A1†	3.527%		7/10/2044	15,462	15,924,570
DBUBS Mortgage Trust 2011-LC2A B†	4.998	%#	7/10/2044	6,825	7,408,345
DBUBS Mortgage Trust 2011-LC2A C†	5.542	%#	7/10/2044	5,000	5,465,531
DBUBS Mortgage Trust 2011-LC2A D†	5.542	%#	7/10/2044	22,928	23,490,172
DBUBS Mortgage Trust 2011-LC3A A3	4.638%		8/10/2044	1,846	1,864,366
DBWF Mortgage Trust 2015-LCM A1†	2.998%		6/10/2034	21,125	21,257,283
DBWF Mortgage Trust 2015-LCM XA IO†	0.423	%#	6/10/2034	41,744	883,262
EQTY Mortgage Trust 2014-INNS C†	2.376	%#	5/8/2031	4,150	4,140,962
EQTY Mortgage Trust 2014-INNS E†	4.226	%#	5/8/2031	5,000	4,977,725
Federal Home Loan Mortgage Corp. 2012-K707 B†	3.883	%#	1/25/2047	8,377	8,584,033
GAHR Commercial Mortgage Trust 2015-NRF BFX†	3.382	%#	12/15/2034	19,935	20,395,849
GAHR Commercial Mortgage Trust 2015-NRF CFX†	3.382	%#	12/15/2034	5,440	5,543,794
GAHR Commericial Mortgage Trust 2015-NRF EFX†	3.382	%#	12/15/2034	35,403	35,013,971

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

GRACE Mortgage Trust 2014-GRCE A†	3.369%		6/10/2028	$19,585	$20,370,129
GRACE Mortgage Trust 2014-GRCE E†	3.59	%#	6/10/2028	9,858	9,969,429
GRACE Mortgage Trust 2014-GRCE F†	3.59	%#	6/10/2028	10,650	10,592,106
Great Wolf Trust 2015-WFMZ M†	7.758	%#	5/15/2032	31,000	31,539,419
Great Wolf Trust 2015-WOLF A†	2.22	%#	5/15/2034	32,340	32,650,859
Great Wolf Trust 2015-WOLF C†	3.27	%#	5/15/2034	9,500	9,615,664
Great Wolf Trust 2015-WOLF E†	5.22	%#	5/15/2034	14,169	14,466,011
Great Wolf Trust 2015-WOLF F†	5.77	%#	5/15/2034	5,000	4,955,062
GS Mortgage Securities Corp. II 2013-KING A†	2.706%		12/10/2027	21,421	21,743,008
GS Mortgage Securities Corp. II 2013-KING B†	3.241%		12/10/2027	20,800	21,170,589
GS Mortgage Securities Corp. II 2013-KING C†	3.435	%#	12/10/2027	21,700	22,118,372
GS Mortgage Securities Corp. II 2013-KING E†	3.435	%#	12/10/2027	3,000	2,949,668
GS Mortgage Securities Corp. Trust 2012-ALOH A†	3.551%		4/10/2034	29,655	31,185,821
GS Mortgage Securities Corp. Trust 2012-ALOH C†	4.13	%#	4/10/2034	6,779	7,053,148
GS Mortgage Securities Corp. Trust 2012-SHOP B†	3.311%		6/5/2031	47,965	48,123,193
GS Mortgage Securities Corp. Trust 2012-SHOP C†	3.633%		6/5/2031	44,905	45,259,606
GS Mortgage Securities Corp. Trust 2012-SHOP D†	4.182%		6/5/2031	15,450	15,572,926
GS Mortgage Securities Corp. Trust 2013-NYC5 A†	2.318%		1/10/2030	40,000	40,133,552
GS Mortgage Securities Corp. Trust 2013-NYC5 D†	3.479%		1/10/2030	16,122	16,312,020
GS Mortgage Securities Corp. Trust 2014-NEW B†	3.79%		1/10/2031	12,370	12,460,089
GS Mortgage Securities Trust 2010-C1 D†	6.062	%#	8/10/2043	2,309	2,347,488
GS Mortgage Securities Trust 2010-C2 A1†	3.849%		12/10/2043	5,333	5,506,469
GS Mortgage Securities Trust 2011-GC3 C†	5.633	%#	3/10/2044	5,000	5,451,435
GS Mortgage Securities Trust 2011-GC5 B†	5.40	%#	8/10/2044	39,727	43,349,729
GS Mortgage Securities Trust 2012-GC6 B†	5.652	%#	1/10/2045	15,000	16,709,030
GS Mortgage Securities Trust 2012-GC6 XA IO†	1.963	%#	1/10/2045	185,884	14,361,583
GS Mortgage Securities Trust 2012-GCJ7 B	4.74%		5/10/2045	11,331	12,169,842
GS Mortgage Securities Trust 2012-GCJ9 IO	2.279	%#	11/10/2045	116,061	8,952,620
GS Mortgage Securities Trust 2012-GCJ9 XB IO†	0.402	%#	11/10/2045	93,111	1,843,207
GS Mortgage Securities Trust 2013-G1 A1†	2.059%		4/10/2031	15,750	15,314,383
GS Mortgage Securities Trust 2013-GC12 A2	2.011%		6/10/2046	68,978	69,203,484
GS Mortgage Securities Trust 2013-GC12 XA IO	1.675	%#	6/10/2046	526,437	34,273,140
GS Mortgage Securities Trust 2014-GC26 XA IO	1.086	%#	11/10/2047	105,077	6,247,613
GS Mortgage Securities Trust 2014-GSFL B†	2.517	%#	7/15/2031	10,000	9,909,719
GS Mortgage Securities Trust 2015-GS1 XA IO	0.834	%#	11/10/2048	96,212	5,519,869
GS Mortgage Securities Trust 2016-GS2 XA IO	1.671	%#	5/10/2049	223,676	24,645,656
GS Mortgage Securities Trust 2016-GS4 225A†	2.636%		11/10/2029	12,237	12,126,232
GS Mortgage Securities Trust 2016-GS4 225C†	3.778%		11/10/2029	21,308	21,158,791
GS Mortgage Securities Trust 2016-GS4 225D†	4.766%		11/10/2029	28,950	28,849,271

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

GS Mortgage Securities Trust 2016-RENT C†	4.067	%#	2/10/2029	$13,648	$14,129,163
H/2 Asset Funding 2014-1 Ltd.	2.103%		3/19/2037	99,280	99,218,476
H/2 Asset Funding 2015-1A-AFL	1.846%		6/24/2049	61,769	61,582,529
H/2 Asset Funding 2015-1A-AFX	3.353%		6/24/2049	21,402	21,115,654
H/2 Asset Funding 2015-1A-BFX	3.993%		6/24/2049	23,250	22,340,844
HILT Mortgage Trust 2014-ORL B†	1.97	%#	7/15/2029	7,600	7,517,214
HILT Mortgage Trust 2014-ORL C†	2.37	%#	7/15/2029	9,550	9,416,763
Hudsons Bay Simon JV Trust 2015-HB10 XA10 IO†	1.293	%#	8/5/2034	150,785	14,351,566
Hudsons Bay Simon JV Trust 2015-HB7 A7†	3.914%		8/5/2034	38,935	39,910,664
Hudsons Bay Simon JV Trust 2015-HB7 B7†	4.666%		8/5/2034	5,000	5,053,206
Hudsons Bay Simon JV Trust 2015-HB7 D7†	5.159	%#	8/5/2034	5,000	4,747,591
Hudsons Bay Simon JV Trust 2015-HB7 XA7 IO†	1.245	%#	8/5/2034	171,661	10,788,722
Irvine Core Office Trust 2013-IRV A1†	2.068%		5/15/2048	46,865	46,669,284
Irvine Core Office Trust 2013-IRV XA IO†	1.105	%#	5/15/2048	95,498	3,278,980
JP Morgan Chase Commercial Mortgage Securities Trust 2012-C6 B	4.819	%#	5/15/2045	9,466	10,147,495
JP Morgan Chase Commercial Mortgage Securities Trust 2012-HSBC A†	3.093%		7/5/2032	5,000	5,136,312
JPMorgan Chase Commercial Mortgage Securities Trust 2007-CB18 AM	5.466	%#	6/12/2047	19,329	19,390,447
JPMorgan Chase Commercial Mortgage Securities Trust 2007-CB18 AMFX	5.40%		6/12/2047	13,663	13,706,022
JPMorgan Chase Commercial Mortgage Securities Trust 2007-CB19 AM	5.74	%#	2/12/2049	14,309	14,377,079
JPMorgan Chase Commercial Mortgage Securities Trust 2009-IWST C†	7.445	%#	12/5/2027	5,730	6,524,541
JPMorgan Chase Commercial Mortgage Securities Trust 2010-C1 A2†	4.608%		6/15/2043	7,245	7,540,184
JPMorgan Chase Commercial Mortgage Securities Trust 2010-C2 B†	5.075	%#	11/15/2043	1,710	1,836,751
JPMorgan Chase Commercial Mortgage Securities Trust 2012-WLDN A†	3.905%		5/5/2030	39,802	41,602,091
JPMorgan Chase Commercial Mortgage Securities Trust 2013-C10 XA IO	1.22	%#	12/15/2047	409,885	20,501,737
JPMorgan Chase Commercial Mortgage Securities Trust 2013-C12 A2	2.424%		7/15/2045	68,000	68,579,188
JPMorgan Chase Commercial Mortgage Securities Trust 2013-C12 XA IO	0.699	%#	7/15/2045	195,212	4,797,820
JPMorgan Chase Commercial Mortgage Securities Trust 2013-C13 A2	2.665%		1/15/2046	35,500	35,971,248
JPMorgan Chase Commercial Mortgage Securities Trust 2013-LC11 XA IO	1.428	%#	4/15/2046	127,607	7,475,339

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

JPMorgan Chase Commercial Mortgage Securities Trust 2014-BXH A†	1.67	%#	4/15/2027	$17,849	$17,654,401
JPMorgan Chase Commercial Mortgage Securities Trust 2014-BXH B†	2.02	%#	4/15/2027	14,300	14,183,509
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 A2	3.046%		4/15/2047	39,960	40,890,205
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 XA IO	1.189	%#	4/15/2047	124,901	4,400,129
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 XB IO	0.273	%#	4/15/2047	34,361	706,765
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C24 XA IO	1.07	%#	11/15/2047	121,113	6,114,828
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C25 XA IO	0.995	%#	11/15/2047	209,265	11,079,705
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C26 XA IO	1.168	%#	1/15/2048	206,933	11,269,916
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY A†	3.429%		6/10/2027	144,294	147,302,661
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY B†	3.771%		6/10/2027	20,772	20,880,800
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY C†	3.805	%#	6/10/2027	14,352	14,216,458
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY D†	3.805	%#	6/10/2027	20,905	20,111,582
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY XA IO†	0.376	%#	6/10/2027	102,274	960,762
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY XB IO†	0.034	%#	6/10/2027	45,476	82,312
JPMorgan Chase Commercial Mortgage Securities Trust 2014-FL4 C†	2.97	%#	12/15/2030	9,750	9,669,485
JPMorgan Chase Commercial Mortgage Securities Trust 2014-FL4 D†	3.87	%#	12/15/2030	29,000	28,684,851
JPMorgan Chase Commercial Mortgage Securities Trust 2014-FL5 C†	2.87	%#	7/15/2031	10,400	10,298,493
JPMorgan Chase Commercial Mortgage Securities Trust 2014-INN A†	1.69	%#	6/15/2029	37,625	37,681,558
JPMorgan Chase Commercial Mortgage Securities Trust 2014-INN B†	2.07	%#	6/15/2029	5,000	5,002,965
JPMorgan Chase Commercial Mortgage Securities Trust 2014-INN C†	2.47	%#	6/15/2029	8,650	8,655,472
JPMorgan Chase Commercial Mortgage Securities Trust 2014-PHH E†	4.07	%#	8/15/2027	5,000	5,003,146

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

JPMorgan Chase Commercial Mortgage Securities Trust 2015-C28 A2	2.773%		10/15/2048	$2,966	$3,023,332
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C29 XA IO	0.944	%#	5/15/2048	106,703	4,214,404
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C30 XA IO	0.701	%#	7/15/2048	150,446	5,276,971
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C31 A2	3.008%		8/15/2048	5,000	5,129,786
JPMorgan Chase Commercial Mortgage Securities Trust 2015-UES B†	3.387%		9/5/2032	12,900	13,185,156
JPMorgan Chase Commercial Mortgage Securities Trust 2015-UES C†	3.621	%#	9/5/2032	10,900	11,109,284
JPMorgan Chase Commercial Mortgage Securities Trust 2015-UES XA IO†	0.688	%#	9/5/2032	242,750	5,394,391
JPMorgan Chase Commercial Mortgage Securities Trust 2016-ATRM A†	2.962%		10/5/2028	15,439	15,559,106
JPMorgan Chase Commercial Mortgage Securities Trust 2016-JP4 XA IO	0.825	%#	12/15/2049	176,955	9,041,777
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI A†	2.798%		10/5/2031	26,335	26,605,584
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI B†	3.201%		10/5/2031	12,036	12,213,980
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI C†	3.554%		10/5/2031	15,561	15,800,940
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI D†	4.009	%#	10/5/2031	29,748	29,985,169
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI E†	4.009	%#	10/5/2031	23,366	22,931,769
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI XA IO†	1.211	%#	10/5/2031	131,129	6,382,639
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI XB IO†	0.657	%#	10/5/2031	77,997	2,149,106
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WPT A†	2.22	%#	10/15/2033	56,718	57,318,099
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WPT C†	3.62	%#	10/15/2033	8,560	8,696,018
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WPT D†	4.52	%#	10/15/2033	22,576	23,014,715
JPMorgan Chase Commercial Mortgage-Backed Securities Trust 2009-RR1 A4B†	5.796	%#	3/18/2051	51,570	51,693,283
JPMorgan Chase Commercial Mortgage-Backed Securities Trust 2010-RR1 JPB†	5.787	%#	6/18/2049	18,100	18,086,251

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Ladder Capital Commercial Mortgage Securities LLC 2014-909 D†	3.898	%#	5/15/2031	$2,000	$2,003,012
Ladder Capital Commercial Mortgage Securities LLC 2014-PKMD A†	2.857	%#	11/14/2027	190,968	192,757,886
Ladder Capital Commercial Mortgage Securities LLC 2014-PKMD B†	2.857	%#	11/14/2027	16,023	15,870,636
Ladder Capital Commercial Mortgage Securities LLC 2014-PKMD MRC†	2.857	%#	11/14/2027	12,889	12,818,706
LMREC, Inc. 2015-CRE1 A†	2.525	%#	2/22/2032	71,847	71,287,434
LMREC, Inc. 2015-CRE1 B†	4.275	%#	2/22/2032	6,700	6,547,048
LSTAR Commercial Mortgage Trust 2014-2 XA IO†	1.033	%#	1/20/2041	94,455	1,463,747
LSTAR Commercial Mortgage Trust 2015-3 A2†	2.729	%#	4/20/2048	18,174	18,306,548
LSTAR Commercial Mortgage Trust 2016-4 XA IO†	1.956	%#	3/10/2049	114,036	10,030,463
Madison Avenue Trust 2013-650M D†	4.034	%#	10/12/2032	5,175	5,316,708
MASTR Asset Securitization Trust 2006-3 1A3	6.00%		10/25/2036	4,456	4,366,846
MASTR Asset Securitization Trust 2006-3 1A8	6.00%		10/25/2036	4,632	4,539,919
Morgan Stanley Bank of America Merrill Lynch Trust 2012-CKSV A1†	2.117%		10/15/2030	18,964	18,709,512
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C10 A2	2.964%		7/15/2046	18,595	18,803,178
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C12 A2	3.001%		10/15/2046	43,730	44,517,962
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C9 A2	1.97%		5/15/2046	64,027	64,270,116
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C9 XA IO	1.303	%#	5/15/2046	269,295	13,168,894
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C9 XB IO†	0.332	%#	5/15/2046	119,710	2,185,821
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C19 XA IO	1.145	%#	12/15/2047	169,078	9,374,523
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C29 XA IO	1.658	%#	5/15/2049	133,731	14,647,995
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C31 XA IO	1.469	%#	11/15/2049	279,871	27,957,632
Morgan Stanley Capital Barclays Bank Trust 2016-MART B†	2.48%		9/13/2031	11,800	11,603,701
Morgan Stanley Capital Barclays Bank Trust 2016-MART C†	2.817%		9/13/2031	25,000	24,680,005
Morgan Stanley Capital I Trust 2007-HQ12 AM	5.774	%#	4/12/2049	30,677	30,642,053
Morgan Stanley Capital I Trust 2007-IQ15 AM	5.914	%#	6/11/2049	62,501	63,077,978
Morgan Stanley Capital I Trust 2012-C4 AS	3.773%		3/15/2045	10,107	10,570,774
Morgan Stanley Capital I Trust 2012-C4 B†	5.213	%#	3/15/2045	5,000	5,477,124
Morgan Stanley Capital I Trust 2012-C4 XA IO†	2.203	%#	3/15/2045	191,889	15,874,507
Morgan Stanley Capital I Trust 2012-STAR A1†	2.084%		8/5/2034	27,859	27,440,465
Morgan Stanley Capital I Trust 2012-STAR B†	3.451%		8/5/2034	767	767,425

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Morgan Stanley Capital I Trust 2014-CPT A†	3.35%	7/13/2029	$17,225	$17,875,952
Morgan Stanley Capital I Trust 2014-CPT F†	3.446%#	7/13/2029	25,075	24,673,396
Morgan Stanley Capital I Trust 2014-CPT XA IO†	0.089%#	7/13/2029	260,000	1,320,540
Morgan Stanley Capital I Trust 2014-MP A†	3.469%	8/11/2029	8,445	8,788,850
Morgan Stanley Capital I Trust 2016-UB11 XA IO	1.68%#	8/15/2049	90,016	9,664,613
Morgan Stanley Capital I Trust 2016-UB11 XB IO	0.997%#	8/15/2049	122,630	9,524,954
Morgan Stanley Capital I Trust 2017-PRME A†	1.67%#	2/15/2034	37,971	38,298,234
Morgan Stanley Capital I Trust 2017-PRME B†	2.12%#	2/15/2034	13,290	13,233,410
Morgan Stanley Capital I Trust 2017-PRME C†	2.42%#	2/15/2034	6,574	6,628,753
Morgan Stanley Capital I Trust 2017-PRME D†	4.17%#	2/15/2034	12,284	12,351,520
Morgan Stanley Capital I Trust 2017-PRME E†	5.27%#	2/15/2034	13,205	13,214,930
Morgan Stanley Re-REMIC Trust 2009-GG10 A4B†	5.865%#	8/12/2045	99,895	100,216,742
Morgan Stanley Re-REMIC Trust 2010-GG10 A4B†	5.865%#	8/15/2045	90,297	90,479,102
Morgan Stanley Re-REMIC Trust 2012-IO AXA†	1.00%	3/27/2051	19,961	19,861,360
Motel 6 Trust 2015-MTL6 A2†	2.605%	2/5/2030	133,911	134,405,828
Motel 6 Trust 2015-MTL6 B†	3.298%	2/5/2030	26,157	26,268,743
Motel 6 Trust 2015-MTL6 C†	3.644%	2/5/2030	24,382	24,446,827
Motel 6 Trust 2015-MTL6 D†	4.532%	2/5/2030	32,620	32,795,714
Motel 6 Trust 2015-MTL6 E†	5.279%	2/5/2030	47,630	47,988,463
Motel 6 Trust 2015-MTL6 F†	5.00%	2/5/2030	5,250	5,183,924
MSCG Trust 2015-ALDR A1†	2.612%	6/7/2035	27,835	27,538,086
MSCG Trust 2016-SNR A†	3.348%#	11/15/2034	54,599	54,570,336
MSCG Trust 2016-SNR B†	4.181%	11/15/2034	26,358	26,403,446
MSCG Trust 2016-SNR C†	5.205%	11/15/2034	16,941	17,046,968
Palisades Center Trust 2016-PLSD C†	3.998%	4/13/2033	40,040	40,266,899
Palisades Center Trust 2016-PLSD D†	4.737%	4/13/2033	19,239	19,432,523
Palisades Center Trust 2016-PLSD XCP IO†	0.965%#	5/13/2018	380,772	4,764,981
Prima Capital CRE Securization	4.50%	12/27/2050	18,901	19,052,526
Prima Capital CRE Securization 2006-1	2.55%	8/26/2049	144,461	143,314,702
Prima Capital CRE Securization 2015-5A B	3.50%	12/27/2050	122,787	123,799,010
Prima Capital Ltd.	2.214%	5/24/2021	40,629	40,654,295
Prima Capital Ltd.	3.90%	8/23/2037	96,000	93,723,638
Prima Capital Ltd.	4.10%	8/23/2037	99,000	99,109,256
Prima Capital Ltd. 2016-6A A	2.85%	8/24/2040	113,995	114,029,357
RBSCF Trust 2010-RR3 MSCB†	5.914%#	6/16/2049	5,390	5,412,297
RBSCF Trust 2010-RR3 WBTB†	5.975%#	2/16/2051	22,942	22,932,509
ReadyCap Commercial Mortgage Trust 2014-1A A	3.01%	10/8/2020	20,559	20,103,259
ReadyCap Commercial Mortgage Trust 2015-2 A†	3.804%	6/25/2055	32,384	32,967,746
Readycap Mortgage Trust 2016-3 A†	2.94%	11/20/2038	11,376	11,306,131

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Resource Capital Corp. Ltd. 2014-CRE2 A†	1.822	%#	4/15/2032	$4,985	$4,976,217
Sequoia Mortgage Trust 2012-4 A2	3.00	%#	9/25/2042	4,401	4,352,228
SG Commercial Mortgage Securities Trust 2016-C5 XA IO	2.03	%#	10/10/2048	58,443	7,535,484
Shops at Crystals Trust 2016-CSTL XA IO†	0.606	%#	7/5/2036	112,000	5,537,840
Structured Asset Securities Corp. 2005-14 2A1	5.75%		7/25/2035	1,918	1,883,285
Structured Asset Securities Corp. 2006-3H 1A2	5.75%		12/25/2035	10,495	10,547,329
Structured Asset Securities Corp. 2006-3H 1A3	5.75%		12/25/2035	6,385	6,411,325
UBS-BAMLL Trust 2012-WRM D†	4.238	%#	6/10/2030	6,900	6,727,040
UBS-Barclays Commercial Mortgage Trust 2012-C2 A4	3.525%		5/10/2063	12,817	13,465,317
UBS-Barclays Commercial Mortgage Trust 2012-C2 D†	4.885	%#	5/10/2063	6,481	6,398,229
UBS-Barclays Commercial Mortgage Trust 2012-C2 XA IO†	1.624	%#	5/10/2063	112,873	5,410,853
UBS-Barclays Commercial Mortgage Trust 2012-C3 A4	3.091%		8/10/2049	13,389	13,769,863
UBS-Barclays Commercial Mortgage Trust 2012-C4 A4	2.792%		12/10/2045	34,991	35,426,330
UBS-Barclays Commercial Mortgage Trust 2012-C4 A5	2.85%		12/10/2045	5,000	5,069,196
UBS-Barclays Commercial Mortgage Trust 2013-C5 AS†	3.347%		3/10/2046	19,094	19,410,697
UBS-Barclays Commercial Mortgage Trust 2013-C5 B†	3.649	%#	3/10/2046	7,000	7,091,048
UBS-Barclays Commercial Mortgage Trust 2013-C5 XA IO†	1.026	%#	3/10/2046	380,640	18,067,567
UBS-Barclays Commercial Mortgage Trust 2013-C6 XA IO†	1.261	%#	4/10/2046	450,908	24,944,415
UBS-Citigroup Commercial Mortgage Trust 2011-C1 AS†	5.154%		1/10/2045	4,900	5,383,804
VNDO Mortgage Trust 2012-6AVE C†	3.337	%#	11/15/2030	37,047	37,594,206
Vornado DP LLC Trust 2010-VNO A1†	2.97%		9/13/2028	14,170	14,459,875
Vornado DP LLC Trust 2010-VNO A2FX†	4.004%		9/13/2028	14,787	15,708,961
Vornado DP LLC Trust 2010-VNO C†	5.28%		9/13/2028	6,120	6,568,764
Vornado DP LLC Trust 2010-VNO D†	6.356%		9/13/2028	9,926	10,877,034
Wachovia Bank Commercial Mortgage Trust 2005-C21 D	5.289	%#	10/15/2044	13,970	13,885,929
Wachovia Bank Commercial Mortgage Trust 2006-C27 AM	5.795	%#	7/15/2045	7,807	7,802,680
Wachovia Bank Commercial Mortgage Trust 2007-C30 AM	5.383%		12/15/2043	60,084	60,031,473
Wachovia Bank Commercial Mortgage Trust 2007-C30 AMFL†	0.968	%#	12/15/2043	33,301	33,241,361
Wachovia Bank Commercial Mortgage Trust 2007-C31 AM	5.591	%#	4/15/2047	220,222	220,625,628
Waldorf Astoria Boca Raton Trust 2016-BOCA C†	3.27	%#	6/15/2029	11,999	12,034,829
Waldorf Astoria Boca Raton Trust 2016-BOCA E†	5.12	%#	6/15/2029	33,760	33,892,191
WaMu Mortgage Pass-Through Certificates Trust 2005-AR18 1A1	2.858	%#	1/25/2036	6,183	6,059,088
Wells Fargo Commercial Mortgage Trust 2010-C1 A2†	4.393%		11/15/2043	5,940	6,313,952
Wells Fargo Commercial Mortgage Trust 2015-C29 XA IO	0.756	%#	6/15/2048	154,298	6,731,433
Wells Fargo Commercial Mortgage Trust 2015-NXS4 A2A	3.075%		12/15/2048	9,888	10,148,913
Wells Fargo Commercial Mortgage Trust 2015-NXS4 A2B	4.602	%#	12/15/2048	66,103	71,600,780
Wells Fargo Commercial Mortgage Trust 2015-P2 A2B	4.74	%#	12/15/2048	82,301	89,753,487
Wells Fargo Commercial Mortgage Trust 2015-SG1 XA IO	0.807	%#	12/15/2047	170,525	8,203,033
Wells Fargo Commercial Mortgage Trust 2016-BNK1 XA IO	1.807	%#	8/15/2049	343,177	43,495,942
Wells Fargo Commercial Mortgage Trust 2016-C34 XA IO	2.185	%#	6/15/2049	155,916	20,673,284

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Wells Fargo Mortgage Backed Securities Trust 2005-3 A4		5.50%	5/25/2035	$2,272	$2,353,231
WF-RBS Commercial Mortgage Trust 2011-C2 A3†		4.498%	2/15/2044	25,619	26,478,444
WF-RBS Commercial Mortgage Trust 2011-C2 A4†	4.869	%#	2/15/2044	6,351	6,911,012
WF-RBS Commercial Mortgage Trust 2011-C4 A3†		4.394%	6/15/2044	461	475,251
WF-RBS Commercial Mortgage Trust 2011-C5 A3		3.526%	11/15/2044	16,774	17,320,660
WF-RBS Commercial Mortgage Trust 2012-C10 XA IO†	1.678	%#	12/15/2045	63,989	4,406,752
WF-RBS Commercial Mortgage Trust 2012-C7 A1		2.30%	6/15/2045	6,012	6,056,536
WF-RBS Commercial Mortgage Trust 2012-C7 XA IO†	1.483	%#	6/15/2045	358,866	20,916,199
WF-RBS Commercial Mortgage Trust 2012-C8 A2		1.881%	8/15/2045	7,502	7,503,857
WF-RBS Commercial Mortgage Trust 2012-C8 XA IO†	1.984	%#	8/15/2045	60,109	4,272,632
WF-RBS Commercial Mortgage Trust 2012-C9 C	4.543	%#	11/15/2045	9,180	9,446,841
WF-RBS Commercial Mortgage Trust 2013-C11 A2		2.029%	3/15/2045	30,450	30,542,200
WF-RBS Commercial Mortgage Trust 2013-C11 AS		3.311%	3/15/2045	5,000	5,094,872
WF-RBS Commercial Mortgage Trust 2013-C13 A2		1.964%	5/15/2045	28,000	28,031,909
WF-RBS Commercial Mortgage Trust 2013-C13 XA IO†	1.376	%#	5/15/2045	305,319	17,388,904
WF-RBS Commercial Mortgage Trust 2013-C16 A2		3.223%	9/15/2046	35,085	35,855,295
WF-RBS Commercial Mortgage Trust 2014-C20 XA IO	1.168	%#	5/15/2047	252,888	13,950,129
WF-RBS Commercial Mortgage Trust 2014-C20 XB IO	0.572	%#	5/15/2047	50,603	1,957,501
WF-RBS Commercial Mortgage Trust 2014-C21 XB IO	0.606	%#	8/15/2047	77,369	3,233,075
WF-RBS Commercial Mortgage Trust 2014-C22 XA IO	0.93	%#	9/15/2057	98,839	4,815,822
WF-RBS Commercial Mortgage Trust 2014-C22 XB IO	0.452	%#	9/15/2057	37,769	1,068,307
WFCG Commercial Mortgage Trust 2015-BXRP C†	2.542	%#	11/15/2029	4,747	4,723,374
WFCG Commercial Mortgage Trust 2015-BXRP D†	3.341	%#	11/15/2029	1,848	1,848,575
WFRBS Commercial Mortgage Trust 2012-C7 B	4.769	%#	6/15/2045	5,912	6,335,833
Total Non-Agency Commercial Mortgage-Backed Securities (cost $8,999,182,664)					8,839,940,910

	Dividend Rate			Shares (000)

PREFERRED STOCK 0.02%

Oil

Templar Energy LLC Units (cost $4,239,580)	Zero Coupon			424	6,359,370

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
U.S. TREASURY OBLIGATIONS 0.98%

U.S. Treasury Note	1.375%	6/30/2018	$281,918	$283,228,355
U.S. Treasury Note	1.75%	10/31/2020	96,371	96,681,604
Total U.S. Treasury Obligations (cost $381,914,483)				379,909,959
Total Long-Term Investments (cost $37,395,486,855)				37,355,672,964

SHORT-TERM INVESTMENTS 2.48%

COMMERCIAL PAPER 0.31%

Electric: Power 0.12%

Electricite de France SA	Zero Coupon	1/5/2018	24,823	24,462,092
Electricite de France SA	Zero Coupon	1/5/2018	22,750	22,419,232
Total				46,881,324

Lodging 0.03%

Wyndham Worldwide Corp.	Zero Coupon	3/7/2017	9,241	9,239,152

Manufacturing 0.04%

Pentair Finance SA	Zero Coupon	3/14/2017	14,583	14,575,101

Oil 0.06%

Eni Finance USA, Inc.	Zero Coupon	4/12/2017	23,524	23,487,773

Oil: Crude Producers 0.06%

ONEOK Partners LP	Zero Coupon	3/3/2017	23,790	23,788,282
Total Commercial Paper (cost $117,897,250)				117,971,632

CONVERTIBLE BOND 0.01%

Transportation: Miscellaneous

Golar LNG Ltd. (cost $3,300,000)	3.75%	3/7/2017	3,300	3,300,000

CORPORATE BONDS 1.36%

Automotive 0.09%

Ford Motor Credit Co. LLC	3.00%	6/12/2017	33,725	33,883,305

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Banks: Regional 0.40%

Bank of America Corp.	6.00%	9/1/2017	$53,300	$54,526,380
Deutsche Bank AG (United Kingdom)(d)	1.35%	5/30/2017	7,187	7,187,208
Deutsche Bank AG (United Kingdom)(d)	1.524%#	5/30/2017	29,759	29,749,418
Deutsche Bank AG (United Kingdom)(d)	6.00%	9/1/2017	26,354	26,909,542
Emirates NBD PJSC (United Arab Emirates)(d)	4.625%	3/28/2017	5,000	5,016,525
Korea Development Bank (The) (South Korea)(d)	3.875%	5/4/2017	14,268	14,320,162

Banks: Regional (continued)

UBS AG (Switzerland)(d)	1.375%	8/14/2017	16,692	16,700,062
Total				154,409,297

Beverages 0.01%

Constellation Brands, Inc.	7.25%	5/15/2017	2,312	2,340,669

Chemicals 0.01%

Rohm & Haas Co.	6.00%	9/15/2017	1,618	1,656,708
Valspar Corp. (The)	6.05%	5/1/2017	1,795	1,807,265
Total				3,463,973

Construction/Homebuilding 0.03%

D.R. Horton, Inc.	4.75%	5/15/2017	10,472	10,544,875

Drugs 0.01%

Actavis Funding SCS (Luxembourg)(d)	1.85%	3/1/2017	3,743	3,743,000

Electric: Power 0.02%

Appalachian Power Co.	5.00%	6/1/2017	2,092	2,110,985
Engie SA (France)†(d)	1.625%	10/10/2017	522	522,386
Exelon Corp.	1.55%	6/9/2017	7,519	7,521,346
Total				10,154,717

Electronics 0.03%

Tech Data Corp.	3.75%	9/21/2017	10,202	10,318,874

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Financial Services 0.26%

AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(d)	2.75%	5/15/2017	$26,486	$26,565,194
Aircastle Ltd.	6.75%	4/15/2017	24,021	24,148,309
International Lease Finance Corp.	8.75%	3/15/2017	26,863	26,927,072
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.	7.375%	10/1/2017	9,540	9,587,700
Macquarie Group Ltd. (Australia)†(d)	4.875%	8/10/2017	1,718	1,741,676
Synchrony Financial	1.875%	8/15/2017	9,929	9,937,966
Synchrony Financial	2.438%#	11/9/2017	1,201	1,209,420
Total				100,117,337

Health Care Services 0.05%

Anthem, Inc.	5.875%	6/15/2017	18,615	18,846,887

Insurance 0.01%

Platinum Underwriters Finance, Inc.	7.50%	6/1/2017	4,800	4,862,098

Lodging 0.01%

Marriott International, Inc.	6.375%	6/15/2017	2,120	2,150,581

Machinery: Agricultural 0.00%

Bunge Ltd. Finance Corp.	3.20%	6/15/2017	1,300	1,307,012

Natural Gas 0.05%

Sempra Energy	2.30%	4/1/2017	16,126	16,140,965
Spire, Inc.	1.789%#	8/15/2017	2,595	2,595,109
Total				18,736,074

Oil 0.09%

CNOOC Nexen Finance 2014 ULC (Canada)(d)	1.625%	4/30/2017	33,470	33,477,196

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil: Crude Producers 0.13%

Enbridge, Inc. (Canada)(d)	1.514%#	6/2/2017	$5,743	$5,745,481
Kinder Morgan Finance Co. LLC†	6.00%	1/15/2018	23,273	24,129,749
Kinder Morgan, Inc.	7.00%	6/15/2017	17,503	17,771,829
Tennessee Gas Pipeline Co. LLC	7.50%	4/1/2017	2,250	2,260,982
Total				49,908,041

Real Estate Investment Trusts 0.04%

American Tower Corp. Term Loan	4.50%	1/15/2018	1,000	1,023,843
Camden Property Trust	5.70%	5/15/2017	3,855	3,888,689
First Industrial LP	5.95%	5/15/2017	507	511,566
Highwoods Realty LP	5.85%	3/15/2017	5,653	5,661,389
Mack-Cali Realty LP	2.50%	12/15/2017	3,930	3,936,728
Total				15,022,215

Retail 0.03%

Staples, Inc.	2.75%	1/12/2018	13,315	13,407,246

Telecommunications 0.06%

Qwest Corp.	6.50%	6/1/2017	21,752	22,085,023

Toys 0.00%

Hasbro, Inc.	6.30%	9/15/2017	1,000	1,026,315

Transportation: Miscellaneous 0.03%

Ryder System, Inc.	3.50%	6/1/2017	13,735	13,808,812
Total Corporate Bonds (cost $523,125,457)				523,613,547

FLOATING RATE LOAN(f) 0.06%

Household Equipment/Products

EMC Corporation Verdite Bridge Term Loan (cost $23,871,071)	— (g)	9/6/2017	23,886	23,886,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2017

Investments	Principal Amount (000)	Fair Value
REPURCHASE AGREEMENTS 0.74%

Repurchase Agreement dated 2/28/2017, 0.03% due 3/1/2017 with Fixed Income Clearing Corp. collateralized by $16,720,000 of U.S. Treasury Inflation Indexed Note at 0.125% due 4/15/2017; $265,900,000 of U.S. Treasury Note at 2.125% due 5/15/2025; value: $281,721,290; proceeds: $276,193,476	$276,193	$276,193,246
Repurchase Agreement dated 2/28/2017, 0.42% due 3/1/2017 with J.P. Morgan Chase & Co. collateralized by $10,741,000 of U.S. Treasury Note at 1.25% due 7/31/2023; value: $10,161,469; proceeds: $10,000,000	10,000	10,000,000
Total Repurchase Agreements (cost $286,193,246)		286,193,246
Total Short-Term Investments (cost $954,387,024)		954,964,425
Total Investments in Securities 99.23% (cost $38,349,873,879)		38,310,637,389
Cash, Foreign Cash and Other Assets in Excess of Liabilities(h) 0.77%		298,722,907
Net Assets 100.00%		$38,609,360,296

BRL	Brazilian real.
EUR	euro dollar
ADR	American Depositary Receipt.
AGM	Assured Guaranty Municipal Corporation.
IO	Interest Only.
PIK	Payment-in-kind.
Units	More than one class of securities traded together.

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at February 28, 2017.
(a)	Securities purchased on a when-issued basis (See Note 2(f)).
(b)	Defaulted (non-income producing security).
(c)	Investment in non-U.S. dollar denominated securities.
(d)	Foreign security traded in U.S. dollars.
(e)	Security is perpetual in nature and has no stated maturity.
(f)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at February 28, 2017.
(g)	Interest rate to be determined.
(h)	Cash, Foreign Cash and Other Assets in Excess of Liabilities include net unrealized appreciation/depreciation on credit default swaps, forward foreign currency exchange contracts and futures contracts as follows:

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2017

Credit Default Swaps on Indexes - Sell Protection at February 28, 2017(1):

Referenced Index*	Fund Receives	Termination Date	Original Notional Amount	Current Notional Amount	Fair Value(2)	Payments Upfront(3)	Unrealized Appreciation (Depreciation)(4)	Credit Default Swap Agreements Payable at Fair Value(5)
Markit CMBX. NA.A.6(6)	2.00%	5/11/2063	$20,000,000	$20,000,000	$18,986,890	$(761,860)	$(251,251)	$(1,013,110)
Markit CMBX. NA.AAA.3(6)	.08%	12/13/2049	23,000,000	71,674	71,629	(2,367)	2,322	(45)
Markit CMBX. NA.AAA.3(6)	.08%	12/13/2049	23,000,000	71,674	71,629	(2,307)	2,262	(45)
Markit CMBX. NA.AAA.4(6)	.35%	2/17/2051	29,500,000	13,886,091	13,877,239	(992,506)	983,653	(8,853)
Markit CMBX. NA.A.6(7)	2.00%	5/11/2063	30,000,000	30,000,000	28,480,334	(1,142,789)	(376,876)	(1,519,666)
Markit CMBX. NA.AAA.3(8)	.08%	12/13/2049	9,900,000	30,851	30,832	(2,170)	2,151	(19)
Markit CMBX. NA.A.6(9)	2.00%	5/11/2063	55,000,000	55,000,000	52,213,946	(2,095,114)	(690,940)	(2,786,054)
Markit CMBX. NA.AAA.3(9)	.08%	12/13/2049	14,800,000	46,121	46,093	(3,470)	3,441	(29)
Markit CMBX. NA.AAA.3(9)	.08%	12/13/2049	24,500,000	76,349	$76,301	$(5,746)	$5,699	$(47)
						$(5,008,329)	$(319,539)	$(5,327,868)

*	The Referenced Index is for the Credit Default Swaps on Indexes, which is comprised of a basket of commercial mortgage-backed securities. (See Note 2(n)).
(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Fair value serves as the indicator of the current status of payment/performance risk.
(3)	Upfront payments received are presented net of amortization (See Note 2(n)).
(4)	Total unrealized appreciation on Credit Default Swaps on Indexes amounted to $999,528. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to ($1,319,067).
(5)	Includes upfront payments received.
(6)	Swap Counterparty: Credit Suisse.
(7)	Swap Counterparty: Deutsche Bank AG.
(8)	Swap Counterparty: Goldman Sachs.
(9)	Swap Counterparty: Morgan Stanley.

Open Forward Foreign Currency Exchange Contracts at February 28, 2017:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
euro	Sell	UBS AG	5/16/2017	7,846,000	$8,355,080	$8,340,690	$14,390

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2017

Open Futures Contracts at February 28, 2017:

Type	Expiration	Contracts	Position	Notional Value	Unrealized Appreciation
U.S. 5-Year Treasury Note	June 2017	5,449	Long	$641,364,328	$500,423

Type	Expiration	Contracts	Position	Notional Value	Unrealized Depreciation
U.S. 2-Year Treasury Note	June 2017	44,577	Long	$9,646,741,406	$(10,295,892)

The following is a summary of the inputs used as of February 28, 2017 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3		Total
Asset-Backed Securities
Automobiles	$—	$3,023,793,639	$98,512,605	(4)(7)	$3,122,306,244
Other	—	2,703,889,651	107,700,000	(4)(8)	2,811,589,651
Remaining Industries	—	1,155,559,850	—		1,155,559,850
Common Stocks
Oil	223,713	1,421,175	—		1,644,888
Convertible Bonds
Oil	—	64,350	1,240,631	(5)	1,304,981
Remaining Industries	—	40,142,186	—		40,142,186
Corporate Bonds	—	17,507,632,549	—		17,507,632,549
Floating Rate Loans(6)
Auto Parts: Original Equipment	—	28,594,197	—		28,594,197
Beverages	—	—	15,283,296		15,283,296
Business Services	—	16,860,081	—		16,860,081
Chemicals	—	46,602,412	11,440,799		58,043,211
Coal	—	21,051,622	—		21,051,622
Consumer Products	—	9,649,923	—		9,649,923
Containers	—	—	42,864,619		42,864,619
Electric: Power	—	—	65,222,250		65,222,250
Electronics	—	—	97,977,992		97,977,992
Entertainment	—	42,624,423	—		42,624,423
Food	—	51,804,395	—		51,804,395
Gaming	—	98,722,784	—		98,722,784
Health Care Products	—	29,972,181	125,844,206		155,816,387
Health Care Services	—	—	55,430,278		55,430,278
Household Equipment/Products	—	134,874,727	—		134,874,727
Leasing	—	45,929,199	—		45,929,199
Lodging	—	156,742,564	—		156,742,564
Machinery: Industrial/Specialty	—	—	13,934,513		13,934,513
Manufacturing	—	—	65,297,337		65,297,337
Media	—	174,145,914	—		174,145,914
Metals & Minerals: Miscellaneous	—	5,597,007	—		5,597,007

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2017

Investment Type(2)(3)	Level 1	Level 2	Level 3		Total
Miscellaneous	$—	$—	$40,890,524		$40,890,524
Office Furniture & Business Equipment	—	—	25,966,260		25,966,260
Oil	—	—	16,279,396		16,279,396
Oil: Crude Producers	—	—	44,067,126		44,067,126
Real Estate Investment Trusts	—	—	95,195,287		95,195,287
Retail	—	126,374,934	—		126,374,934
Technology	—	7,336,393	—		7,336,393
Telecommunications	—	181,855,047	60,902,522		242,757,569
Foreign Government Obligations	—	58,135,563	—		58,135,563
Government Sponsored Enterprises Collateralized Mortgage Obligations	—	788,835,047	—		788,835,047
Government Sponsored Enterprises Pass-Throughs	—	1,040,851,025	—		1,040,851,025
Municipal Bonds	—	196,926,080	—		196,926,080
Non-Agency Commercial Mortgage-Backed Securities	—	8,233,987,489	605,953,421	(4)(9)	8,839,940,910
Preferred Stock	—	6,359,370	—		6,359,370
U.S. Treasury Obligations	—	379,909,959	—		379,909,959
Commercial Paper	—	117,971,632	—		117,971,632
Repurchase Agreements	—	286,193,246	—		286,193,246
Total	$223,713	$36,720,410,614	$1,590,003,062		$38,310,637,389
Other Financial Instruments
Credit Default Swaps
Assets	$—	$—	$—		$—
Liabilities	—	(5,327,867)	—		(5,327,867)
Forward Foreign Currency Exchange Contracts
Assets	—	14,390	—		14,390
Liabilities	—	—	—		—
Futures Contracts
Assets	500,423	—	—		500,423
Liabilities	(10,295,892)	—	—		(10,295,892)
Total	$(9,795,469)	$(5,313,477)	$—		$(15,108,946)

(1)	Refer to Note 2(o) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.
(3)	There were no Level 1/Level 2 transfers during the period ended February 28, 2017.
(4)	Includes securities valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(5)	Level 3 security fair valued by the Pricing Committee, as described in Note 2(a) in the Notes to Financial Statements.
(6)	Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(7)	Asset-Backed Securities categorized as Level 3 investments include Ally Auto Receivables Trust 2014-A C, Ally Auto Receivables Trust 2014-A D, CS Project Loan Group CSC-1329 AS and Ford Credit Auto Owner Trust/Ford Credit 2017-1 B.
(8)	Asset-Backed Securities categorized as Level 3 investments include Birchwood Park CLO Ltd. 2014-1A AR and Thacher Park CLO Ltd. 2014-1A AR.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2017

(9)	Non-Agency Commercial Mortgage-Backed Securities categorized as Level 3 investments include A10 Bridge Asset Financing LLC 2015-AA A, Banc of America Re-REMIC Trust 2009-UB1 A4B, Cherrywood SB Commercial Mortgage Loan Trust 2016-1A AFX, Commercial Mortgage Pass-Through Certificates 2016-SAVA XCP IO, GS Mortgage Securities Trust 2016-GS4 225A, GS Mortgage Securities Trust 2016-GS4 225C, GS Mortgage Securities Trust 2016-GS4 225D, H/2 Asset Funding 2014-1 Ltd., JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI XA IO, JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI XB IO, Prima Capital CRE Securization 2006-1 and Prima Capital CRE Securization 2015-5A B.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Asset-Backed Securities	Convertible Bonds	Floating Rate Loans	Non-Agency Commercial Mortgage-Backed Securities
Balance as of December 1, 2016	$116,020,375	$1,240,631	$630,595,567	$876,039,954
Accrued discounts/premiums	(1,189)	—	124,641	(3,283,994)
Realized gain (loss)	—	—	412,822	658,185
Change in unrealized appreciation/depreciation	(16,325)	—	(815,078)	560,577
Purchases	206,230,119	—	355,945,220	5,358,770
Sales	—	—	(251,681,755)	(15,470,644)
Net transfers in or out of Level 3	(116,020,375)	—	42,014,988	(257,909,427)
Balance as of February 28, 2017	$206,212,605	$1,240,631	$776,596,405	$605,953,421
Net change in unrealized appreciation/depreciation for period ended February 28, 2017, related to Level 3 investments held at February 28, 2017	$(16,325)	$—	$(383,355)	$1,157,009

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND February 28, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 104.96%

ASSET-BACKED SECURITIES 20.56%

Automobiles 12.13%

American Credit Acceptance Receivables Trust 2015-1 C†	4.29%	4/12/2021	$4,587	$4,693,537
AmeriCredit Automobile Receivables Trust 2013-1 C	1.57%	1/8/2019	362	361,645
AmeriCredit Automobile Receivables Trust 2014-1 A3	0.90%	2/8/2019	77	77,025
AmeriCredit Automobile Receivables Trust 2014-1 C	2.15%	3/9/2020	2,615	2,628,975
AmeriCredit Automobile Receivables Trust 2014-2 A3	0.94%	2/8/2019	947	946,792
AmeriCredit Automobile Receivables Trust 2014-4 A3	1.27%	7/8/2019	3,167	3,167,636
AmeriCredit Automobile Receivables Trust 2015-2 C	2.40%	1/8/2021	12,880	12,986,427
AmeriCredit Automobile Receivables Trust 2015-3 A3	1.54%	3/9/2020	2,977	2,979,910
AmeriCredit Automobile Receivables Trust 2016-2 A2A	1.42%	10/8/2019	1,322	1,322,196
AmeriCredit Automobile Receivables Trust 2016-3 A3	1.46%	5/10/2021	7,453	7,431,383
AmeriCredit Automobile Receivables Trust 2016-4 A2A	1.34%	4/8/2020	2,895	2,894,090
Avis Budget Rental Car Funding AESOP LLC 2012-2A A†	2.802%	5/20/2018	3,737	3,744,503
Avis Budget Rental Car Funding AESOP LLC 2012-3A A†	2.10%	3/20/2019	3,267	3,278,645
Avis Budget Rental Car Funding AESOP LLC 2013-1A A†	1.92%	9/20/2019	6,628	6,629,406
Avis Budget Rental Car Funding AESOP LLC 2013-2A A†	2.97%	2/20/2020	3,109	3,157,174
Avis Budget Rental Car Funding AESOP LLC 2014-1A A†	2.46%	7/20/2020	3,588	3,604,682
Avis Budget Rental Car Funding AESOP LLC 2014-2A A†	2.50%	2/20/2021	4,547	4,550,739
Avis Budget Rental Car Funding AESOP LLC 2015-1A A†	2.50%	7/20/2021	5,198	5,207,724
Avis Budget Rental Car Funding AESOP LLC 2015-2A A†	2.63%	12/20/2021	2,391	2,390,012
BMW Vehicle Lease Trust 2015-1 A3	1.24%	12/20/2017	2,896	2,895,613
BMW Vehicle Owner Trust 2013-A A4	1.12%	4/27/2020	539	539,367
California Republic Auto Receivables Trust 2013-1 A2†	1.41%	9/17/2018	36	35,970
California Republic Auto Receivables Trust 2014-3 B	2.66%	8/17/2020	2,460	2,484,210
California Republic Auto Receivables Trust 2015-2 A4	1.75%	1/15/2021	3,483	3,478,153
California Republic Auto Receivables Trust 2015-2 B	2.53%	6/15/2021	5,940	5,935,474
California Republic Auto Receivables Trust 2015-3 B	2.70%	9/15/2021	750	751,366
California Republic Auto Receivables Trust 2016-1 A2	1.50%	12/17/2018	2,637	2,638,797
California Republic Auto Receivables Trust 2016-2 A3	1.56%	7/15/2020	1,162	1,159,420
California Republic Auto Receivables Trust 2016-2 A4	1.83%	12/15/2021	1,522	1,510,147
Capital Auto Receivables Asset Trust 2014-3 B†	2.35%	7/22/2019	6,127	6,166,186
Capital Auto Receivables Asset Trust 2015-2 A2	1.39%	9/20/2018	2,441	2,442,033
Capital Auto Receivables Asset Trust 2016-2 A3	1.46%	6/22/2020	2,317	2,312,805
Capital Auto Receivables Asset Trust 2016-2 A4	1.63%	1/20/2021	1,217	1,212,502
CarMax Auto Owner Trust 2013-4 A3	0.80%	7/16/2018	81	80,522

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND February 28, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)

CarMax Auto Owner Trust 2014-1 A4	1.32%	7/15/2019	$2,087	$2,085,197
CarMax Auto Owner Trust 2014-2 A3	0.98%	1/15/2019	294	294,038
CarMax Auto Owner Trust 2015-2 A3	1.37%	3/16/2020	1,217	1,217,062
CarMax Auto Owner Trust 2015-4 A3	1.56%	11/16/2020	2,392	2,392,017
CarMax Auto Owner Trust 2016-1 A2A	1.30%	4/15/2019	2,374	2,374,230
CarMax Auto Owner Trust 2016-3 A2	1.17%	8/15/2019	4,642	4,638,752
CarMax Auto Owner Trust 2016-3 A3	1.39%	5/17/2021	3,490	3,471,360
CarMax Auto Owner Trust 2016-3 A4	1.60%	1/18/2022	3,634	3,571,079
CarMax Auto Owner Trust 2016-4 A2	1.21%	11/15/2019	2,477	2,472,295
CarMax Auto Owner Trust 2016-4 A3	1.40%	8/15/2021	1,148	1,139,054
CarMax Auto Owner Trust 2016-4 A4	1.60%	6/15/2022	1,480	1,459,718
Chesapeake Funding II LLC 2016-2A A1†	1.88%	6/15/2028	5,202	5,188,672
Chrysler Capital Auto Receivables Trust 2014-BA A3†	1.27%	5/15/2019	1,286	1,286,318
Chrysler Capital Auto Receivables Trust 2014-BA D†	3.44%	8/16/2021	2,425	2,451,558
Chrysler Capital Auto Receivables Trust 2016-AA A2†	1.47%	4/15/2019	1,782	1,783,935
Chrysler Capital Auto Receivables Trust 2016-AA B†	2.88%	2/15/2022	1,265	1,278,212
Chrysler Capital Auto Receivables Trust 2016-AA C†	3.25%	6/15/2022	888	885,827
CPS Auto Receivables Trust 2014-D D†	5.33%	11/16/2020	2,715	2,746,721
CPS Auto Receivables Trust 2016-B D†	6.58%	3/15/2022	1,600	1,715,321
Drive Auto Receivables Trust 2015-AA B†	2.28%	6/17/2019	389	389,682
Drive Auto Receivables Trust 2015-AA C†	3.06%	5/17/2021	1,523	1,534,462
Drive Auto Receivables Trust 2015-BA B†	2.12%	6/17/2019	464	464,702
Drive Auto Receivables Trust 2015-CA B†	2.23%	9/16/2019	383	383,422
Drive Auto Receivables Trust 2015-DA B†	2.59%	12/16/2019	11,306	11,335,152
Drive Auto Receivables Trust 2015-DA C†	3.38%	11/15/2021	3,660	3,714,686
Drive Auto Receivables Trust 2015-DA D†	4.59%	1/17/2023	3,804	3,906,306
Drive Auto Receivables Trust 2016-BA A2†	1.38%	8/15/2018	532	532,022
Drive Auto Receivables Trust 2016-BA A3†	1.67%	7/15/2019	5,298	5,303,298
Drive Auto Receivables Trust 2016-CA B†	2.37%	11/16/2020	1,893	1,897,226
Drive Auto Receivables Trust 2016-CA C†	3.02%	11/15/2021	5,026	5,086,521
Drive Auto Receivables Trust 2016-CA D†	4.18%	3/15/2024	1,194	1,216,951
Drive Auto Receivables Trust 2017-AA B†	2.51%	1/15/2021	2,890	2,894,756
Drive Auto Receivables Trust 2017-AA D†	4.16%	5/15/2024	2,964	3,026,193

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND February 28, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)

Enterprise Fleet Financing LLC 2017-1 A2†	2.13%	7/20/2022	$2,950	$2,952,251
Fifth Third Auto Trust 2014-3 A3	0.96%	3/15/2019	231	230,346
First Investors Auto Owner Trust 2013-2A D†	3.58%	6/15/2020	1,661	1,671,849
First Investors Auto Owner Trust 2015-2A A1†	1.59%	12/16/2019	2,037	2,037,975
First Investors Auto Owner Trust 2016-2A A1†	1.53%	11/16/2020	3,061	3,058,389
Ford Credit Auto Owner Trust 2014-C A3	1.06%	5/15/2019	3,145	3,142,224
Ford Credit Auto Owner Trust 2016-B A2A	1.08%	3/15/2019	4,688	4,685,041
Ford Credit Auto Owner Trust 2016-C A2A	1.04%	9/15/2019	4,976	4,964,067
Ford Credit Auto Owner Trust 2016-C B	1.73%	3/15/2022	2,360	2,331,025
Ford Credit Auto Owner Trust 2016-C C	1.93%	4/15/2023	1,486	1,464,874
Ford Credit Auto Owner Trust 2017-A B	2.24%	6/15/2022	6,015	6,009,301
Ford Credit Auto Owner Trust 2017-A C	2.41%	7/15/2023	3,484	3,481,345
Ford Credit Auto Owner Trust/Ford Credit 2017-1 B†	2.87%	8/15/2028	1,699	1,698,863
Foursight Capital Automobile Receivables Trust 2016-1 A2†	2.87%	10/15/2021	3,441	3,448,970
GM Financial Automobile Leasing Trust 2014-2A A3†	1.22%	1/22/2018	468	467,653
Harley-Davidson Motorcycle Trust 2015-2 A4	1.66%	12/15/2022	1,946	1,948,319
Honda Auto Receivables Owner Trust 2014-4 A3	0.99%	9/17/2018	2,809	2,806,446
Honda Auto Receivables Owner Trust 2015-1 A3	1.05%	10/15/2018	3,670	3,667,951
Honda Auto Receivables Owner Trust 2016-4 A2	1.04%	4/18/2019	4,826	4,813,367
Huntington Auto Trust 2016-1 A3	1.59%	11/16/2020	5,782	5,774,506
Hyundai Auto Receivables Trust 2013-B A4	1.01%	2/15/2019	648	647,757
Mercedes-Benz Auto Lease Trust 2016-A A2A	1.34%	7/16/2018	4,245	4,246,521
Mercedes-Benz Auto Receivables Trust 2016-1 A2A	1.11%	3/15/2019	9,401	9,395,694
NextGear Floorplan Master Owner Trust 2016-1A A2†	2.74%	4/15/2021	4,275	4,294,350
Porsche Financial Auto Securitization Trust 2014-1 A4†	1.14%	12/23/2021	6,202	6,201,991
Santander Drive Auto Receivables Trust 2014-2 C	2.33%	11/15/2019	2,438	2,450,474
Santander Drive Auto Receivables Trust 2014-3 C	2.13%	8/17/2020	13,934	13,983,344
Santander Drive Auto Receivables Trust 2014-4 B	1.82%	5/15/2019	1,096	1,096,515
Santander Drive Auto Receivables Trust 2014-4 C	2.60%	11/16/2020	4,178	4,206,520
Santander Drive Auto Receivables Trust 2014-5 E	4.23%	4/15/2022	7,125	7,277,298
Santander Drive Auto Receivables Trust 2015-1 C	2.57%	4/15/2021	12,530	12,638,653
Santander Drive Auto Receivables Trust 2015-5 A3	1.58%	9/16/2019	2,755	2,757,512
Santander Drive Auto Receivables Trust 2016-2 A2A	1.38%	7/15/2019	1,643	1,643,464
Santander Drive Auto Receivables Trust 2016-2 B	2.08%	2/16/2021	1,245	1,247,308
Santander Drive Auto Receivables Trust 2016-3 A2	1.34%	11/15/2019	3,188	3,186,308
Santander Drive Auto Receivables Trust 2016-3 B	1.89%	6/15/2021	1,740	1,736,327
SunTrust Auto Receivables Trust 2015-1A A3†	1.42%	9/16/2019	12,447	12,455,933

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND February 28, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)

SunTrust Auto Receivables Trust 2015-1A D†	3.24%	1/16/2023	$4,877	$4,766,873
TCF Auto Receivables Owner Trust 2014-1A A4†	1.56%	1/15/2020	9,358	9,361,464
TCF Auto Receivables Owner Trust 2015-1A A3†	1.49%	12/16/2019	6,131	6,130,951
TCF Auto Receivables Owner Trust 2015-1A B†	2.49%	4/15/2021	5,176	5,204,784
TCF Auto Receivables Owner Trust 2016-PT1A B†	2.92%	10/17/2022	2,948	2,936,446
Toyota Auto Receivables Owner Trust 2016-B A2A	1.02%	10/15/2018	3,021	3,018,418
Wheels SPV 2 LLC 2016-1A A2†	1.59%	5/20/2025	5,672	5,645,672
Total				377,017,150

Credit Cards 1.00%

American Express Credit Account Master Trust 2014-3 A	1.49%	4/15/2020	7,127	7,137,115
Capital One Multi-Asset Execution Trust 2014-A2	1.26%	1/15/2020	2,740	2,740,429
Capital One Multi-Asset Execution Trust 2015-A1	1.39%	1/15/2021	2,404	2,404,410
Chase Issuance Trust 2014-A6	1.26%	7/15/2019	5,460	5,461,932
Chase Issuance Trust 2015-A2	1.59%	2/18/2020	1,814	1,818,016
Discover Card Execution Note Trust 2014-A3	1.22%	10/15/2019	10,433	10,435,132
Discover Card Execution Note Trust 2014-A5 A	1.39%	4/15/2020	1,162	1,162,727
Total				31,159,761

Home Equity 0.03%

New Century Home Equity Loan Trust 2005-A A6	4.824%	8/25/2035	843	849,752

Other 7.40%

Ally Master Owner Trust 2012-4 A	1.72%	7/15/2019	5,060	5,068,862
Ally Master Owner Trust 2012-5 A	1.54%	9/15/2019	10,008	10,018,886
Ally Master Owner Trust 2014-4 A2	1.43%	6/17/2019	9,129	9,134,848
Ally Master Owner Trust 2014-5 A2	1.60%	10/15/2019	6,860	6,867,962
Ares IIIR/IVR CLO Ltd. 2007-3RA A2†	1.243%#	4/16/2021	145	144,988
Ares XXIX CLO Ltd. 2014-1A A1R†	2.22%#	4/17/2026	7,000	7,001,179
Ascentium Equipment Receivables Trust 2016-2A A2†	1.46%	4/10/2019	1,826	1,823,685
Ascentium Equipment Receivables Trust 2016-2A A3†	1.65%	5/10/2022	1,870	1,854,737
Ascentium Equipment Receivables Trust 2016-2A B†	2.50%	9/12/2022	1,200	1,187,724
Ballyrock CLO Ltd. 2016-1A A†	2.406%#	10/15/2028	7,000	7,048,479
Birchwood Park CLO Ltd. 2014-1A AR†(a)	Zero Coupon #	7/15/2026	4,000	4,000,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND February 28, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)

BlueMountain CLO Ltd. 2014-4A A1R†	2.404	%#	11/30/2026	$6,500	$6,526,248
Carlyle Global Market Strategies CLO Ltd. 2013-4A A2R†	2.543	%#	10/15/2025	9,650	9,696,583
Carlyle Global Market Strategies CLO Ltd. 2015-2A A1†	2.507	%#	4/27/2027	6,550	6,576,082
Cent CLO Ltd. 2013-18A A†	2.161	%#	7/23/2025	1,130	1,128,883
CIFC Funding Ltd. 2014-5A A1R†	2.423	%#	1/17/2027	6,500	6,500,977
CNH Equipment Trust 2014-C A3	1.05%		11/15/2019	1,346	1,344,122
CNH Equipment Trust 2015-B A4	1.89%		4/15/2022	2,430	2,434,997
Dell Equipment Finance Trust 2015-2 A3†	1.72%		9/22/2020	1,647	1,650,284
Dell Equipment Finance Trust 2016-1 A3†	1.65%		7/22/2021	533	531,845
Diamond Resorts Owner Trust 2013-1 A†	1.95%		1/20/2025	1,102	1,093,070
Diamond Resorts Owner Trust 2015-2 A†	2.99%		5/22/2028	2,009	2,004,284
Diamond Resorts Owner Trust 2016-1 A†	3.08%		11/20/2028	1,303	1,292,455
DRB Prime Student Loan Trust 2015-D A2†	3.20%		1/25/2040	3,567	3,602,933
Engs Commercial Finance Trust 2015-1A A2†	2.31%		10/22/2021	4,771	4,763,003
Ford Credit Floorplan Master Owner Trust A 2014-4 A1	1.40%		8/15/2019	5,603	5,606,283
GMF Floorplan Owner Revolving Trust 2015-1 B†	1.97%		5/15/2020	2,219	2,214,711
Grayson CLO Ltd. 2006-1A A1A†	1.279	%#	11/1/2021	210	209,962
Hempstead CLO LP 2013-1A A1†	2.523	%#	1/15/2026	6,000	6,007,584
Jackson Mill CLO Ltd. 2015-1A A†	2.563	%#	4/15/2027	8,300	8,309,347
JFIN Revolver CLO 2013-1A A†	2.28	%#	1/20/2021	201	201,374
JFIN Revolver CLO Ltd. 2014-2A A2†	2.352	%#	2/20/2022	2,151	2,161,693
JFIN Revolver CLO Ltd. 2015-3A A1†	2.53	%#	4/20/2023	1,261	1,263,322
John Deere Owner Trust 2014-A A3	0.92%		4/16/2018	390	390,261
KKR CLO Ltd. 11-A†	2.543	%#	4/15/2027	8,000	8,011,030
KKR CLO Ltd. 15-A1A†	2.584	%#	10/18/2028	5,905	5,970,057
LCM XXII Ltd. 22A-A1†	2.51	%#	10/20/2028	6,000	6,052,711
Leaf Receivables Funding 10 LLC 2015-1 A4†	2.03%		8/17/2020	3,130	3,128,315
Leaf Receivables Funding 11 LLC 2016-1 A1†	1.00%		6/15/2017	403	402,562
Macquarie Equipment Funding Trust 2014-A A3†	1.23%		7/20/2021	2,230	2,223,128
Marathon CLO IV Ltd. 2012-4A A1†	2.442	%#	5/20/2023	2,710	2,711,508
NCF Dealer Floorplan Master Trust 2016-1A B†	6.279	%#	3/21/2022	1,158	1,136,679
NCF Dealer Floorplan Master Trust 2016-1A C†	9.279	%#	3/21/2022	5,092	5,125,447
Nissan Master Owner Trust Receivables 2016-A A2	1.54%		6/15/2021	2,025	2,004,249
NZCG Funding Ltd. 2015-2A A1†	2.587	%#	4/27/2027	4,670	4,676,385
Oaktree CLO Ltd. 2014-2A A1A†	2.56	%#	10/20/2026	4,000	4,000,000
Oaktree EIF I Series Ltd. 2015-A1 B†	3.624	%#	10/18/2027	5,750	5,774,964
Octagon Investment Partners XIX Ltd. 2014-1A A†	2.543	%#	4/15/2026	3,378	3,387,811

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND February 28, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
Other (continued)

OneMain Financial Issuance Trust 2016-1A A†	3.66%		2/20/2029		$1,983	$2,016,167
OZLM Funding Ltd. 2012-1A A2R†	3.391	%#	7/22/2027		2,000	2,003,108
OZLM VIII Ltd. 2014-8A A1A†	2.463	%#	10/17/2026		3,010	3,011,879
PFS Financing Corp. 2016-BA A†	1.87%		10/15/2021		1,570	1,556,263
Shackleton CLO Ltd. 2014-5A A†	2.534	%#	5/7/2026		350	350,721
Sheridan Square CLO Ltd. 2013-1A A1†	2.073	%#	4/15/2025		3,900	3,897,008
SLM Private Education Loan Trust 2010-A 2A†	4.02	%#	5/16/2044		1,675	1,742,230
SLM Private Education Loan Trust 2012-A A1†	2.17	%#	8/15/2025		20	19,773
Sound Point CLO IV Ltd. 2013-3A A†	2.411	%#	1/21/2026		9,000	9,010,972
Tryon Park CLO Ltd. 2013-1A A1†	2.143	%#	7/15/2025		5,000	5,001,281
Venture XVIII CLO Ltd. 2014-18A A†	2.473	%#	10/15/2026		2,250	2,251,009
Wells Fargo Dealer Floorplan Master Note Trust 2012-2 A	1.529	%#	4/22/2019		14,918	14,929,852
Westchester CLO Ltd. 2007-1A A1A†	1.259	%#	8/1/2022		90	89,189
Total						230,145,951
Total Asset-Backed Securities (cost $638,354,163)						639,172,614

				Shares (000)
COMMON STOCK 0.00%

Oil

OGX Petroleo e Gas SA ADR (cost $41,276)					27	12,424

				Principal Amount (000)
CONVERTIBLE BONDS 0.00%

Oil

Oleo e Gas Participacoes SA(b)(c)	10.00%		3/1/2017	BRL	22	38,359
Oleo e Gas Participacoes SA(b)(c)	10.00%		3/1/2017	BRL	17	30,477
Total Convertible Bonds (cost $123,390)						68,836

CORPORATE BONDS 24.74%

Air Transportation 0.07%

Air Canada (Canada)†(d)	7.75%		4/15/2021		$458	516,395
American Airlines 2013-2 Class B Pass-Through Trust†	5.60%		7/15/2020		1,468	1,525,215
Total						2,041,610

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND February 28, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Auto Parts: Original Equipment 0.10%

International Automotive Components Group SA (Luxembourg)†(d)	9.125%	6/1/2018	$1,446	$1,455,037
MPG Holdco I, Inc.	7.375%	10/15/2022	1,634	1,773,544
Total				3,228,581

Automotive 0.53%

Ford Motor Co.	7.45%	7/16/2031	4,391	5,577,975
General Motors Co.	6.60%	4/1/2036	9,205	10,818,241
Total				16,396,216

Banks: Regional 6.70%

Banco de Bogota SA (Colombia)†(d)	6.25%	5/12/2026	2,805	2,948,055
Banco de Credito e Inversiones (Chile)†(d)	4.00%	2/11/2023	361	370,449
Banco Nacional de Comercio Exterior SNC (Mexico)†(d)	4.375%	10/14/2025	1,000	1,005,000
Bank of America Corp.	3.824%#	1/20/2028	6,831	6,897,889
Bank of America Corp.	3.95%	4/21/2025	2,775	2,790,121
Bank of America Corp.	4.20%	8/26/2024	4,554	4,707,597
Bank of America Corp.	4.45%	3/3/2026	2,000	2,078,118
BBVA Banco Continental SA (Peru)†(d)	5.25%#	9/22/2029	1,100	1,161,930
Citigroup, Inc.	3.887%#	1/10/2028	6,437	6,491,296
Citigroup, Inc.	4.45%	9/29/2027	547	561,288
Citigroup, Inc.	4.60%	3/9/2026	2,409	2,507,027
Citigroup, Inc.	5.50%	9/13/2025	9,155	10,102,341
European Investment Bank (Luxembourg)(d)	1.00%	3/15/2018	41,436	41,339,868
European Investment Bank (Luxembourg)(d)	1.25%	5/15/2018	4,501	4,500,302
First Republic Bank	4.625%	2/13/2047	2,773	2,815,141
Goldman Sachs Group, Inc. (The)	6.25%	2/1/2041	2,098	2,657,969
Goldman Sachs Group, Inc. (The)	6.75%	10/1/2037	8,121	10,165,096
Intesa Sanpaolo SpA (Italy)†(d)	5.71%	1/15/2026	3,251	3,144,556
JPMorgan Chase & Co.	2.273%#	10/24/2023	7,596	7,773,010
JPMorgan Chase & Co.	3.782%#	2/1/2028	4,805	4,883,701
JPMorgan Chase & Co.	3.90%	7/15/2025	8,027	8,355,064
Lloyds Banking Group plc (United Kingdom)(d)	4.582%	12/10/2025	4,425	4,514,049
Morgan Stanley	3.875%	1/27/2026	2,432	2,483,986
Morgan Stanley	4.00%	7/23/2025	7,227	7,496,329
Morgan Stanley	7.25%	4/1/2032	523	718,080

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND February 28, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Banks: Regional (continued)

Popular, Inc.	7.00%	7/1/2019	$1,086	$1,140,300
Santander UK Group Holdings plc (United Kingdom)†(d)	4.75%	9/15/2025	5,755	5,755,863
Santander UK plc (United Kingdom)†(d)	5.00%	11/7/2023	1,480	1,548,400
Santander UK plc (United Kingdom)(d)	7.95%	10/26/2029	4,693	5,851,110
Toronto-Dominion Bank (The) (Canada)(d)	3.625%#	9/15/2031	2,135	2,106,722
Turkiye Garanti Bankasi AS (Turkey)†(d)	6.25%	4/20/2021	1,100	1,148,142
UBS Group Funding Jersey Ltd. (Jersey)†(d)	4.125%	4/15/2026	12,320	12,554,511
Wells Fargo & Co.	3.00%	10/23/2026	6,142	5,905,195
Wells Fargo & Co.	4.10%	6/3/2026	5,215	5,341,964
Wells Fargo Bank NA	5.85%	2/1/2037	12,028	14,579,656
Wells Fargo Bank NA	6.60%	1/15/2038	3,339	4,398,051
Westpac Banking Corp. (Australia)(d)	4.322%#	11/23/2031	5,402	5,464,642
Total				208,262,818

Beverages 0.62%

Anheuser-Busch InBev Finance, Inc.	4.70%	2/1/2036	11,613	12,528,162
Becle SA de CV (Mexico)†(d)	3.75%	5/13/2025	1,900	1,854,128
Central American Bottling Corp. (Guatemala)†(d)	5.75%	1/31/2027	4,671	4,846,163
Total				19,228,453

Building Materials 0.29%

Standard Industries, Inc.†	5.50%	2/15/2023	1,758	1,832,715
Standard Industries, Inc.†	6.00%	10/15/2025	6,892	7,357,210
Total				9,189,925

Business Services 0.02%

Brand Energy & Infrastructure Services, Inc.†	8.50%	12/1/2021	685	720,963

Chemicals 0.60%

Blue Cube Spinco, Inc.	10.00%	10/15/2025	5,408	6,597,760
Chemours Co. (The)	7.00%	5/15/2025	1,995	2,177,044
Equate Petrochemical BV (Netherlands)†(d)	4.25%	11/3/2026	4,800	4,799,870
GCP Applied Technologies, Inc.†	9.50%	2/1/2023	603	685,792
Grupo Idesa SA de CV (Mexico)†(d)	7.875%	12/18/2020	2,400	2,165,280
Mexichem SAB de CV (Mexico)†(d)	4.875%	9/19/2022	1,364	1,433,905
Valvoline, Inc.†	5.50%	7/15/2024	735	777,263
Total				18,636,914

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND February 28, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Coal 0.05%

Peabody Securities Finance Corp.†	6.00%	3/31/2022	$532	$543,970
Peabody Securities Finance Corp.†	6.375%	3/31/2025	877	896,733
Total				1,440,703

Computer Hardware 0.31%

Diamond 1 Finance Corp./Diamond 2 Finance Corp.†	6.02%	6/15/2026	3,682	4,055,767
Diamond 1 Finance Corp./Diamond 2 Finance Corp.†	7.125%	6/15/2024	1,867	2,063,969
Diamond 1 Finance Corp./Diamond 2 Finance Corp.†	8.10%	7/15/2036	2,756	3,487,026
Total				9,606,762

Computer Software 0.03%

Camelot Finance SA (Luxembourg)†(d)	7.875%	10/15/2024	935	998,113

Diversified 0.02%

KOC Holding AS (Turkey)†(d)	5.25%	3/15/2023	625	637,397

Electric: Power 0.90%

AES Gener SA (Chile)†(d)	5.00%	7/14/2025	400	406,185
Appalachian Power Co.	7.00%	4/1/2038	3,000	4,099,539
Berkshire Hathaway Energy Co.	6.50%	9/15/2037	3,267	4,291,015
Dominion Gas Holdings LLC	4.60%	12/15/2044	4,920	5,061,317
Dominion Resources, Inc.	7.00%	6/15/2038	1,707	2,218,549
Exelon Generation Co. LLC	5.60%	6/15/2042	2,500	2,368,103
Exelon Generation Co. LLC	6.25%	10/1/2039	4,230	4,353,727
Massachusetts Electric Co.†	4.004%	8/15/2046	3,105	3,029,750
Origin Energy Finance Ltd. (Australia)†(d)	3.50%	10/9/2018	1,500	1,522,457
Red Oak Power LLC	8.54%	11/30/2019	624	626,788
Total				27,977,430

Electrical Equipment 0.13%

QUALCOMM, Inc.	4.65%	5/20/2035	3,777	3,996,413

Engineering & Contracting Services 0.20%

Aeropuertos Dominicanos Siglo XXI SA (Dominican Republic)†(d)	6.75%	3/30/2029	1,955	2,047,863
China Railway Resources Huitung Ltd. (Hong Kong)(d)	3.85%	2/5/2023	2,849	2,915,820
Mexico City Airport Trust (Mexico)†(d)	4.25%	10/31/2026	1,115	1,119,694
Total				6,083,377

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND February 28, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Entertainment 0.28%

AMC Entertainment Holdings, Inc.	5.75%	6/15/2025	$3,294	$3,421,643
CCM Merger, Inc.†	9.125%	5/1/2019	1,206	1,244,199
Eldorado Resorts, Inc.	7.00%	8/1/2023	765	815,681
Mohegan Tribal Gaming Authority†	7.875%	10/15/2024	3,106	3,195,546
Total				8,677,069

Financial Services 1.33%

Affiliated Managers Group, Inc.	3.50%	8/1/2025	789	772,578
Affiliated Managers Group, Inc.	4.25%	2/15/2024	1,612	1,662,457
Discover Financial Services	4.10%	2/9/2027	7,126	7,192,970
International Lease Finance Corp.	5.875%	4/1/2019	8,844	9,516,144
Nationstar Mortgage LLC/Nationstar Capital Corp.	7.875%	10/1/2020	2,265	2,362,678
Navient Corp.	6.625%	7/26/2021	6,760	7,064,200
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	5.875%	3/15/2022	3,694	3,807,661
OM Asset Management plc (United Kingdom)(d)	4.80%	7/27/2026	3,066	3,017,103
Scottrade Financial Services, Inc.†	6.125%	7/11/2021	5,174	5,851,965
Total				41,247,756

Food 0.10%

Gruma SAB de CV (Mexico)†(d)	4.875%	12/1/2024	1,100	1,168,750
Kraft Heinz Foods Co.	6.875%	1/26/2039	1,659	2,100,898
Total				3,269,648

Health Care Services 0.10%

Acadia Healthcare Co., Inc.	5.625%	2/15/2023	1,000	1,032,500
Acadia Healthcare Co., Inc.	6.50%	3/1/2024	316	336,540
HCA, Inc.	7.50%	11/6/2033	880	961,400
MPH Acquisition Holdings LLC†	7.125%	6/1/2024	645	696,600
Total				3,027,040

Household Equipment/Products 0.12%

Central Garden & Pet Co.	6.125%	11/15/2023	3,475	3,726,937

Insurance 0.33%

Lincoln National Corp.	6.30%	10/9/2037	662	794,748
Teachers Insurance & Annuity Association of America†	4.90%	9/15/2044	5,886	6,468,938
Unum Group	5.75%	8/15/2042	138	156,008
Willis North America, Inc.	7.00%	9/29/2019	2,555	2,836,548
Total				10,256,242

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND February 28, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Investment Management Companies 0.03%

GrupoSura Finance SA†	5.50%	4/29/2026	$750	$798,750

Leisure 0.41%

Carlson Travel, Inc.†	6.75%	12/15/2023	1,573	1,651,650
Carnival plc(d)	7.875%	6/1/2027	3,957	5,140,689
Royal Caribbean Cruises Ltd.	7.50%	10/15/2027	4,809	5,951,138
Total				12,743,477

Lodging 0.18%

Caesar’s Entertainment Resort Properties LLC/Caesar’s Entertainment Resort Properties Finance, Inc.	11.00%	10/1/2021	3,617	3,965,136
Marriott International, Inc.	4.50%	10/1/2034	460	470,002
Sugarhouse HSP Gaming Prop. Mezz. LP/Sugarhouse HSP Gaming Finance Corp.†	6.375%	6/1/2021	1,220	1,238,300
Total				5,673,438

Machinery: Agricultural 0.06%

Reynolds American, Inc.	8.125%	5/1/2040	1,400	1,866,871

Machinery: Industrial/Specialty 0.07%

SPX FLOW, Inc.†	5.625%	8/15/2024	2,057	2,118,710

Manufacturing 0.25%

Gates Global LLC/Gates Global Co.†	6.00%	7/15/2022	3,480	3,523,500
Koppers, Inc.†	6.00%	2/15/2025	1,090	1,136,325
Trinity Industries, Inc.	4.55%	10/1/2024	3,259	3,278,306
Total				7,938,131

Media 1.94%

21st Century Fox America, Inc.	6.20%	12/15/2034	1,560	1,865,297
21st Century Fox America, Inc.	6.90%	8/15/2039	3,664	4,713,824
Block Communications, Inc.†	6.875%	2/15/2025	3,265	3,461,226
Cablevision SA (Argentina)†(d)	6.50%	6/15/2021	350	368,813
Cablevision Systems Corp.	5.875%	9/15/2022	2,630	2,702,325
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.75%	2/15/2026	1,732	1,857,570
Comcast Corp.	6.95%	8/15/2037	3,199	4,334,872
Cox Communications, Inc.†	8.375%	3/1/2039	3,879	4,859,472
CSC Holdings LLC†	10.875%	10/15/2025	1,648	1,989,960
Discovery Communications LLC	6.35%	6/1/2040	3,281	3,508,944
DISH DBS Corp.	7.75%	7/1/2026	2,942	3,449,495
Globo Comunicacao e Participacoes SA (Brazil)†(d)	4.875%	4/11/2022	3,825	3,978,000
Globo Comunicacao e Participacoes SA (Brazil) (7.25% after 5/11/2017)†~(d)	5.307%	5/11/2022	3,550	3,585,500
Grupo Televisa SAB (Mexico)(d)	6.625%	1/15/2040	2,216	2,423,795

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND February 28, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Media (continued)

Myriad International Holdings BV (Netherlands)†(d)	5.50%	7/21/2025	$2,500	$2,618,750
SFR Group SA (France)†(d)	6.00%	5/15/2022	1,666	1,734,206
Time Warner Cable, Inc.	7.30%	7/1/2038	4,158	5,214,319
Time Warner Entertainment Co. LP	8.375%	7/15/2033	2,300	3,097,863
Univision Communications, Inc.†	5.125%	2/15/2025	524	518,760
VTR Finance BV (Netherlands)†(d)	6.875%	1/15/2024	3,890	4,133,125
Total				60,416,116

Metal Fabricating 0.03%

Grinding Media, Inc./MC Grinding Media Canada, Inc.†	7.375%	12/15/2023	797	854,783

Metals & Minerals: Miscellaneous 1.33%

Aleris International, Inc.†	9.50%	4/1/2021	1,819	1,955,061
Barrick Gold Corp. (Canada)(d)	4.10%	5/1/2023	250	268,804
Barrick International Barbados Corp. (Barbados)†(d)	6.35%	10/15/2036	1,711	1,997,808
Coeur Mining, Inc.	7.875%	2/1/2021	766	794,725
Corp. Nacional del Cobre de Chile (Chile)†(d)	4.50%	9/16/2025	7,800	8,273,291
Freeport-McMoRan, Inc.	3.875%	3/15/2023	3,615	3,343,875
Glencore Finance Canada Ltd. (Canada)†(d)	6.00%	11/15/2041	4,178	4,648,852
Glencore Funding LLC†	4.625%	4/29/2024	453	478,212
Goldcorp, Inc. (Canada)(d)	5.45%	6/9/2044	2,399	2,612,986
HudBay Minerals, Inc. (Canada)†(d)	7.25%	1/15/2023	469	503,003
HudBay Minerals, Inc. (Canada)†(d)	7.625%	1/15/2025	703	771,542
MMC Norilsk Nickel OJSC via MMC Finance DAC (Ireland)†(d)	6.625%	10/14/2022	3,260	3,664,038
New Gold, Inc. (Canada)†(d)	6.25%	11/15/2022	5,384	5,478,220
Teck Resources Ltd. (Canada)(d)	4.75%	1/15/2022	6,259	6,532,831
Total				41,323,248

Oil 1.90%

Afren plc (United Kingdom)†(b)(d)	10.25%	4/8/2019	2,537	13,193
Eni SpA (Italy)†(d)	5.70%	10/1/2040	10,550	10,884,773
EP Energy LLC/Everest Acquisition Finance, Inc.†	8.00%	11/29/2024	5,033	5,360,145
Gazprom OAO via Gaz Capital SA (Luxembourg)†(d)	4.95%	2/6/2028	1,300	1,302,701
Helmerich & Payne International Drilling Co.	4.65%	3/15/2025	811	851,284
Kerr-McGee Corp.	7.875%	9/15/2031	3,446	4,509,539
LUKOIL International Finance BV (Netherlands)†(d)	4.563%	4/24/2023	2,970	3,036,825
LUKOIL International Finance BV (Netherlands)†(d)	6.656%	6/7/2022	500	562,490
MEG Energy Corp. (Canada)†(d)	6.375%	1/30/2023	289	257,933
MEG Energy Corp. (Canada)†(d)	7.00%	3/31/2024	1,753	1,586,465
Murphy Oil Corp.	6.875%	8/15/2024	632	678,136
Noble Holding International Ltd.	7.75%	1/15/2024	4,398	4,288,050
OGX Austria GmbH (Austria)†(b)(d)	8.50%	6/1/2018	1,730	35

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND February 28, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil (continued)

Pertamina Persero PT (Indonesia)†(d)	5.625%	5/20/2043	$800	$806,310
Petrobras Global Finance BV (Netherlands)(d)	4.375%	5/20/2023	2,346	2,181,780
Petrobras Global Finance BV (Netherlands)(d)	6.125%	1/17/2022	1,756	1,808,680
Petrobras Global Finance BV (Netherlands)(d)	7.25%	3/17/2044	1,518	1,473,052
Petroleos Mexicanos (Mexico)(d)	4.50%	1/23/2026	4,500	4,252,500
Precision Drilling Corp. (Canada)†(d)	7.75%	12/15/2023	1,268	1,378,950
Raizen Fuels Finance SA (Luxembourg)†(d)	5.30%	1/20/2027	1,142	1,170,550
Shell International Finance BV (Netherlands)(d)	6.375%	12/15/2038	1,283	1,686,162
Sinopec Group Overseas Development Ltd.†	4.375%	10/17/2023	1,548	1,650,631
Tengizchevroil Finance Co. International Ltd. (Kazakhstan)†(d)	4.00%	8/15/2026	2,900	2,793,787
Valero Energy Corp.	10.50%	3/15/2039	1,987	3,020,943
YPF SA (Argentina)†(d)	8.50%	7/28/2025	3,147	3,407,572
Total				58,962,486

Oil: Crude Producers 1.30%

Enbridge Energy Partners LP	9.875%	3/1/2019	4,721	5,413,099
Energy Transfer Partners LP	6.625%	10/15/2036	1,260	1,447,110
Energy Transfer Partners LP	7.50%	7/1/2038	5,474	6,689,370
GNL Quintero SA (Chile)†(d)	4.634%	7/31/2029	1,650	1,676,813
Gulfstream Natural Gas System LLC†	4.60%	9/15/2025	2,266	2,402,560
IFM US Colonial Pipeline 2 LLC†	6.45%	5/1/2021	3,850	4,188,538
Kinder Morgan Energy Partners LP	7.50%	11/15/2040	405	501,614
Kinder Morgan, Inc.	7.75%	1/15/2032	6,831	8,672,658
Regency Energy Partners LP/Regency Energy Finance Corp.	5.00%	10/1/2022	470	504,202
Tennessee Gas Pipeline Co. LLC	8.375%	6/15/2032	1,527	1,955,524
Transportadora de Gas Internacional SA ESP (Colombia)†(d)	5.70%	3/20/2022	2,634	2,717,761
Williams Cos., Inc. (The)	8.75%	3/15/2032	3,382	4,358,553
Total				40,527,802

Oil: Integrated Domestic 0.67%

FTS International, Inc.†	8.463%#	6/15/2020	3,154	3,252,563
Halliburton Co.	6.70%	9/15/2038	613	777,058
Halliburton Co.	7.45%	9/15/2039	1,347	1,842,443
National Oilwell Varco, Inc.	2.60%	12/1/2022	1,820	1,747,573
Oceaneering International, Inc.	4.65%	11/15/2024	2,781	2,829,693
Transocean Proteus Ltd.†	6.25%	12/1/2024	2,627	2,729,584
Trinidad Drilling Ltd. (Canada)†(d)	6.625%	2/15/2025	1,967	2,030,928
Weatherford International Ltd.	9.875%	3/1/2039	4,987	5,597,907
Total				20,807,749

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND February 28, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Real Estate Investment Trusts 1.01%

CBRE Services, Inc.	5.25%	3/15/2025	$568	$598,240
Communications Sales & Leasing, Inc./CSL Capital LLC	8.25%	10/15/2023	2,412	2,626,065
EPR Properties	4.75%	12/15/2026	5,161	5,213,446
EPR Properties	5.25%	7/15/2023	6,862	7,247,102
Equinix, Inc.	5.875%	1/15/2026	1,329	1,422,854
Kilroy Realty LP	6.625%	6/1/2020	517	578,940
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.†	5.625%	5/1/2024	1,245	1,319,700
Omega Healthcare Investors, Inc.	5.875%	3/15/2024	2,853	2,942,054
VEREIT Operating Partnership LP	3.00%	2/6/2019	9,292	9,337,995
Total				31,286,396

Retail 0.23%

New Albertson’s, Inc.	7.45%	8/1/2029	1,297	1,280,787
Pacific Emerald Pte Ltd. (Singapore)(d)	9.75%	7/25/2018	775	818,788
PetSmart, Inc.†	7.125%	3/15/2023	2,300	2,262,625
PVH Corp.	7.75%	11/15/2023	2,290	2,679,300
Total				7,041,500

Retail: Specialty 0.04%

Revlon Consumer Products Corp.	6.25%	8/1/2024	1,139	1,173,170

Steel 0.07%

Cliffs Natural Resources, Inc.†	5.75%	3/1/2025	901	886,133
Vale Overseas Ltd. (Brazil)(d)	6.875%	11/10/2039	1,300	1,425,125
Total				2,311,258

Technology 0.79%

Alibaba Group Holding Ltd. (China)(d)	3.60%	11/28/2024	5,900	5,982,966
Amazon.com, Inc.	4.80%	12/5/2034	9,231	10,453,332
Baidu, Inc. (China)(d)	3.50%	11/28/2022	200	205,142
Netflix, Inc.†	4.375%	11/15/2026	4,242	4,210,185
Tencent Holdings Ltd. (China)†(d)	3.375%	5/2/2019	3,500	3,585,573
Total				24,437,198

Telecommunications 1.18%

AT&T, Inc.	6.00%	8/15/2040	9,767	10,748,242
AT&T, Inc.	6.50%	9/1/2037	5,595	6,541,294
Digicel Group Ltd. (Jamaica)†(d)	7.125%	4/1/2022	2,000	1,630,540

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND February 28, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Telecommunications (continued)

Digicel Ltd. (Jamaica)†(d)	6.75%	3/1/2023	$1,077	$996,225
Frontier Communications Corp.	11.00%	9/15/2025	399	402,990
Millicom International Cellular SA (Luxembourg)†(d)	4.75%	5/22/2020	2,500	2,560,125
MTN Mauritius Investment Ltd. (Mauritius)†(d)	4.755%	11/11/2024	1,865	1,774,081
Ooredoo International Finance Ltd.†	3.75%	6/22/2026	1,800	1,796,886
Sprint Corp.	7.125%	6/15/2024	5,020	5,432,594
Verizon Communications, Inc.†	4.812%	3/15/2039	1,659	1,648,427
Verizon Communications, Inc.	5.05%	3/15/2034	2,289	2,359,915
VimpelCom Holdings BV (Netherlands)†(d)	5.95%	2/13/2023	750	790,132
Total				36,681,451

Transportation: Miscellaneous 0.27%

Autoridad del Canal de Panama (Panama)†(d)	4.95%	7/29/2035	200	214,000
Empresa de Transporte de Pasajeros Metro SA (Chile)†(d)	5.00%	1/25/2047	1,821	1,892,019
Florida East Coast Holdings Corp.†	6.75%	5/1/2019	3,193	3,288,790
Rumo Luxembourg Sarl (Luxembourg)†(d)	7.375%	2/9/2024	1,633	1,681,990
XPO Logistics, Inc.†	6.125%	9/1/2023	1,343	1,415,186
Total				8,491,985

Utilities 0.15%

Aquarion Co.†	4.00%	8/15/2024	4,791	4,825,649
Total Corporate Bonds (cost $755,466,394)				768,930,535

FLOATING RATE LOANS(e) 0.12%

Food 0.03%

Amplify Snack Brands, Inc. Term Loan	6.50%	9/2/2023	832	812,897

Gaming 0.05%

Seminole Tribe of Florida Initial Term Loan	3.248%	4/29/2020	1,616	1,623,308

Retail 0.04%

J. Crew Group, Inc. Initial Term Loan	4.00%	3/5/2021	2,376	1,371,240
Total Floating Rate Loans (cost $4,384,898)				3,807,445

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND February 28, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
FOREIGN BONDS(c) 0.07%

Brazil 0.02%

BRF SA†	7.75%	5/22/2018	BRL	2,500	$768,644

Mexico 0.05%

Red de Carreteras de Occidente S.A.P.I.B. de CV†	9.00%	6/10/2028	MXN	31,250	1,473,726
Total Foreign Bonds (cost $3,748,146)					2,242,370

FOREIGN GOVERNMENT OBLIGATIONS 3.45%

Argentina 0.30%

Provincia de Mendoza†(d)	8.375%	5/19/2024		$2,850	2,971,524
Provincia of Neuquen†(d)	8.625%	5/12/2028		1,500	1,597,500
Republic of Argentina†(d)	6.875%	1/26/2027		2,480	2,483,100
Republic of Argentina†(d)	7.625%	4/22/2046		150	151,425
Republic of Argentina(d)	8.28%	12/31/2033		1,901	2,038,998
Total					9,242,547

Bahamas 0.06%

Commonwealth of Bahamas†(d)	6.95%	11/20/2029		1,943	2,030,435

Bermuda 0.10%

Government of Bermuda†	3.717%	1/25/2027		3,090	2,982,870

Brazil 0.12%

Federal Republic of Brazil(d)	4.25%	1/7/2025		1,000	983,750
Federal Republic of Brazil(d)	5.00%	1/27/2045		1,000	877,500
Federal Republic of Brazil†(d)	5.333%	2/15/2028		2,000	1,970,000
Total					3,831,250

Cayman Islands 0.03%

Cayman Islands Government†	5.95%	11/24/2019		800	880,000

Chile 0.30%

Republic of Chile(d)	3.125%	3/27/2025		713	728,828
Republic of Chile(d)	3.125%	1/21/2026		8,340	8,490,120
Total					9,218,948

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND February 28, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)

Dominican Republic 0.06%

Dominican Republic†(d)	6.85%	1/27/2045	$1,550	$1,608,125
Dominican Republic†(d)	9.04%	1/23/2018	314	326,020
Total				1,934,145

Ethiopia 0.02%

Republic of Ethiopia†(d)	6.625%	12/11/2024	800	759,262

Honduras 0.11%

Honduras Government†(d)	7.50%	3/15/2024	3,100	3,428,197

Hungary 0.11%

Republic of Hungary(d)	5.375%	3/25/2024	2,946	3,276,276

Indonesia 0.33%

Perusahaan Penerbit SBSN†(d)	4.00%	11/21/2018	1,700	1,765,790
Perusahaan Penerbit SBSN†(d)	4.325%	5/28/2025	2,275	2,331,875
Republic of Indonesia†(d)	3.70%	1/8/2022	1,300	1,335,824
Republic of Indonesia†(d)	4.35%	1/8/2027	3,800	3,948,295
Republic of Indonesia†(d)	5.875%	1/15/2024	670	762,608
Total				10,144,392

Latvia 0.07%

Republic of Latvia†(d)	5.25%	6/16/2021	2,047	2,272,256

Lithuania 0.15%

Republic of Lithuania†(d)	7.375%	2/11/2020	4,078	4,643,537

Mexico 0.40%

United Mexican States(d)	4.00%	10/2/2023	12,221	12,544,856

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND February 28, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)

Panama 0.04%

Republic of Panama(d)	4.00%	9/22/2024	$348	$365,748
Republic of Panama(d)	6.70%	1/26/2036	600	759,000
Total				1,124,748

Paraguay 0.16%

Republic of Paraguay†(d)	4.625%	1/25/2023	3,150	3,260,250
Republic of Paraguay†(d)	5.00%	4/15/2026	600	622,500
Republic of Paraguay†(d)	6.10%	8/11/2044	1,170	1,216,800
Total				5,099,550

Peru 0.14%

Republic of Peru(d)	4.125%	8/25/2027	3,932	4,271,135

Qatar 0.31%

State of Qatar†(d)	3.25%	6/2/2026	9,725	9,597,651

Romania 0.01%

Republic of Romania†(d)	6.125%	1/22/2044	320	388,384

Russia 0.19%

Russia Eurobonds†(d)	4.875%	9/16/2023	5,500	5,926,580

Sri Lanka 0.07%

Republic of Sri Lanka†(d)	6.25%	7/27/2021	1,000	1,064,929
Republic of Sri Lanka†(d)	6.85%	11/3/2025	1,100	1,146,945
Total				2,211,874

Trinidad And Tobago 0.06%

Republic of Trinidad & Tobago†(d)	4.375%	1/16/2024	1,830	1,860,872

Turkey 0.27%

Republic of Turkey(d)	3.25%	3/23/2023	1,350	1,231,402
Republic of Turkey(d)	5.625%	3/30/2021	4,265	4,440,164
Republic of Turkey(d)	5.75%	3/22/2024	2,625	2,700,731
Total				8,372,297

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND February 28, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)

Uruguay 0.04%

Republic of Uruguay PIK(d)	7.875%	1/15/2033	$968	$1,247,946
Total Foreign Government Obligations (cost $107,366,791)				107,290,008

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 0.62%

Federal Home Loan Mortgage Corp. Q001 XA IO	2.33%#	2/25/2032	18,033	3,021,550
Government National Mortgage Assoc. 2014-78 A	2.20%	4/16/2047	260	260,082
Government National Mortgage Assoc. 2015-47 AE	2.90%#	11/16/2055	8,049	8,047,922
Government National Mortgage Assoc. 2015-48 AS	2.90%#	2/16/2049	6,166	6,224,538
Government National Mortgage Assoc. 2015-73 AC	2.90%#	2/16/2053	1,616	1,634,654
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $19,521,540)				19,188,746

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 21.07%

Federal Home Loan Mortgage Corp.	0.75%	4/9/2018	78,634	78,415,319
Federal Home Loan Mortgage Corp.	0.875%	3/7/2018	42,319	42,284,298
Federal Home Loan Mortgage Corp.	3.50%	2/1/2046 - 3/1/2046	17,825	18,358,418
Federal Home Loan Mortgage Corp.	4.00%	12/1/2044	8,012	8,529,046
Federal Home Loan Mortgage Corp.	5.00%	6/1/2026	2,307	2,434,210
Federal National Mortgage Assoc.(f)	3.00%	TBA	153,850	154,783,083
Federal National Mortgage Assoc.	3.50%	4/1/2043 - 4/1/2046	118,093	121,681,655
Federal National Mortgage Assoc.(f)	3.50%	TBA	61,420	62,965,095
Federal National Mortgage Assoc.	4.00%	10/1/2040 - 11/1/2044	21,020	22,204,921
Federal National Mortgage Assoc.(f)	4.00%	TBA	108,300	113,825,913
Federal National Mortgage Assoc.(f)	4.50%	TBA	20,000	21,493,749
Federal National Mortgage Assoc.	5.50%	9/1/2034 - 4/1/2036	7,068	7,939,734
Total Government Sponsored Enterprises Pass-Throughs (cost $663,052,702)				654,915,441

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND February 28, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
MUNICIPAL BONDS 0.23%

Miscellaneous

Municipal Elec Auth of Georgia	7.055%		4/1/2057	$1,900	$2,205,938
North Texas Tollway Auth	8.91%		2/1/2030	2,875	3,351,445
Pennsylvania	5.35%		5/1/2030	1,600	1,730,304
Total Municipal Bonds (cost $7,038,523)					7,287,687

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 2.84%

Citigroup Commercial Mortgage Trust 2014-GC25 XB IO	0.187	%#	10/10/2047	50,626	782,161
Citigroup Commercial Mortgage Trust 2016-GC36 D†	2.85%		2/10/2049	7,900	5,589,052
Citigroup Commercial Mortgage Trust 2016-P3 D†	2.804	%#	4/15/2049	1,297	982,534
Citigroup Commercial Mortgage Trust 2016-P4 C	3.977	%#	7/10/2049	3,197	3,005,517
Commercial Mortgage Pass-Through Certificates 2014-CR19 XA IO	1.26	%#	8/10/2047	5,378	315,673
Commercial Mortgage Pass-Through Certificates 2015-LC23 C	4.646	%#	10/10/2048	1,750	1,733,396
Commercial Mortgage Pass-Through Certificates 2015-LC23 D†	3.646	%#	10/10/2048	3,663	3,121,376
Commercial Mortgage Pass-Through Certificates 2015-PC1 B	4.441	%#	7/10/2050	1,570	1,573,993
Commercial Mortgage Pass-Through Certificates 2015-PC1 C	4.441	%#	7/10/2050	2,684	2,327,520
Commercial Mortgage Pass-Through Certificates 2015-PC1 D	4.441	%#	7/10/2050	3,809	2,907,262
Commercial Mortgage Pass-Through Certificates 2016-SAVA A†	2.49	%#	10/15/2034	7,086	7,134,719
Credit Suisse Mortgage Capital Certificates 2014-USA E†	4.373%		9/15/2037	1,600	1,394,600
DBWF Mortgage Trust 2015-LCM D†	3.421	%#	6/10/2034	1,620	1,417,540
GAHR Commercial Mortgage Trust 2015-NRF DFX†	3.382	%#	12/15/2034	1,732	1,751,229
GS Mortgage Securities Trust 2014-GC26 D†	4.511	%#	11/10/2047	755	630,483
GS Mortgage Securities Trust 2015-GC32 C	4.412	%#	7/10/2048	1,230	1,241,204
Hudsons Bay Simon JV Trust 2015-HB10 XB10 IO†	0.541	%#	8/5/2034	19,156	832,692
Hudsons Bay Simon JV Trust 2015-HB7 B7†	4.666%		8/5/2034	4,226	4,270,970
Hudsons Bay Simon JV Trust 2015-HB7 D7†	5.159	%#	8/5/2034	3,741	3,551,673
Hudsons Bay Simon JV Trust 2015-HB7 XB7 IO†	0.493	%#	8/5/2034	22,024	604,294
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 XA IO	1.189	%#	4/15/2047	5,494	193,552
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 XB IO	0.273	%#	4/15/2047	1,595	32,807
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C26 D†	3.926	%#	1/15/2048	561	462,085
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C30 C	4.31	%#	7/15/2048	2,420	2,233,267

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND February 28, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

JPMorgan Chase Commercial Mortgage Securities Trust 2015-C31 C	4.618%#	8/15/2048	$5,384	$5,107,091
MASTR Asset Securitization Trust 2006-3 1A3	6.00%	10/25/2036	323	316,785
MASTR Asset Securitization Trust 2006-3 1A8	6.00%	10/25/2036	343	335,917
Merrill Lynch Mortgage Investors Trust 2006-AF2 AF1	6.25%	10/25/2036	963	787,905
Motel 6 Trust 2015-MTL6 D†	4.532%	2/5/2030	6,289	6,322,877
Sequoia Mortgage Trust 2012-4 A3	2.069%#	9/25/2042	580	560,208
SFAVE Commercial Mortgage Securities Trust 2015-5AVE A1†	3.872%#	1/5/2043	695	690,568
SFAVE Commercial Mortgage Securities Trust 2015-5AVE A2B†	4.144%#	1/5/2043	450	452,532
UBS-BAMLL Trust 2012-WRM E†	4.238%#	6/10/2030	3,905	3,690,091
Wells Fargo Commercial Mortgage Trust 2013-120B D†	2.71%#	3/18/2028	2,405	2,363,188
Wells Fargo Commercial Mortgage Trust 2013-LC12 D†	4.296%#	7/15/2046	5,195	4,685,599
Wells Fargo Commercial Mortgage Trust 2015-C28 D	4.136%#	5/15/2048	7,460	5,764,260
Wells Fargo Commercial Mortgage Trust 2016-C35 C	4.176%#	7/15/2048	2,071	2,041,961
Wells Fargo Commercial Mortgage Trust 2016-NXS5 E†	4.882%#	1/15/2059	2,748	2,095,510
WF-RBS Commercial Mortgage Trust 2014-C20 XA IO	1.168%#	5/15/2047	10,998	606,668
WF-RBS Commercial Mortgage Trust 2014-C20 XB IO	0.572%#	5/15/2047	2,205	85,297
WF-RBS Commercial Mortgage Trust 2014-C23 XA IO	0.687%#	10/15/2057	68,547	2,377,134
WF-RBS Commercial Mortgage Trust 2014-C23 XB IO	0.307%#	10/15/2057	100,000	1,847,130
Total Non-Agency Commercial Mortgage-Backed Securities (cost $87,417,134)				88,220,320

U.S. TREASURY OBLIGATIONS 31.26%

U.S. Treasury Bond	2.875%	11/15/2046	128,977	126,500,770
U.S. Treasury Bond	3.00%	5/15/2045	31,142	31,256,353
U.S. Treasury Inflation Indexed Bond(g)	0.625%	1/15/2026	62,162	63,767,049
U.S. Treasury Note	0.875%	10/15/2017	14,449	14,460,010
U.S. Treasury Note	1.25%	11/15/2018	65,755	65,871,847
U.S. Treasury Note	1.25%	3/31/2021	19,107	18,720,007
U.S. Treasury Note	1.25%	10/31/2021	96,781	94,123,297
U.S. Treasury Note	1.375%	6/30/2018	44,508	44,714,873
U.S. Treasury Note	1.375%	5/31/2021	50,004	49,139,681
U.S. Treasury Note	1.75%	10/31/2020	81,170	81,431,611
U.S. Treasury Note	1.875%	2/28/2022	152,944	152,920,141
U.S. Treasury Note	2.00%	12/31/2021	53,170	53,454,566
U.S. Treasury Note	2.125%	8/15/2021	94,769	95,924,044
U.S. Treasury Note	2.25%	2/15/2027	45,452	45,019,661
U.S. Treasury Note	2.625%	11/15/2020	33,059	34,194,114
Total U.S. Treasury Obligations (cost $974,836,348)				971,498,024
Total Long-Term Investments (cost $3,261,351,305)				3,262,634,450

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND February 28, 2017

Investments	Principal Amount (000)	Fair Value
SHORT-TERM INVESTMENT 5.45%

REPURCHASE AGREEMENT

Repurchase Agreement dated 2/28/2017, 0.03% due 3/1/2017 with Fixed Income Clearing Corp. collateralized by $161,490,000 of U.S. Treasury Inflation Indexed Note at 0.125% due 4/15/2017; value: $172,700,474; proceeds: $169,310,182 (cost $169,310,041)	$169,310	$169,310,041
Total Investments in Securities 110.41% (cost $3,430,661,346)		3,431,944,491
Liabilities in Excess of Other Assets(h) (10.41%)		(323,719,273)
Net Assets 100.00%		$3,108,225,218

BRL	Brazilian real.
MXN	Mexican peso.
ADR	American Depositary Receipt.
IO	Interest Only.
PIK	Payment-in-kind.

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at February 28, 2017.
~	Deferred interest debentures pay the stated rate, after which they pay a predetermined interest rate.
(a)	Securities purchased on a when-issued basis (See Note 2(f)).
(b)	Defaulted (non-income producing security).
(c)	Investment in non-U.S. dollar denominated securities.
(d)	Foreign security traded in U.S. dollars.
(e)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at February 28, 2017.
(f)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(g)	Treasury Inflation Protected Security. A U.S. Treasury Note or Bond that offers protection from inflation by paying a fixed rate of interest on principal amount that is adjusted for inflation based on the Consumer Price Index.
(h)	Liabilities in Excess of Other Assets include net unrealized appreciation/depreciation on forward foreign currency exchange contracts and futures contracts as follows:

Open Forward Foreign Currency Exchange Contracts at February 28, 2017:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Brazilian real	Sell	State Street Bank and Trust	5/15/2017	2,620,000	$821,239	$827,909	$(6,670)
Mexican peso	Sell	J.P. Morgan	5/15/2017	29,700,000	1,438,284	1,462,824	(24,540)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(31,210)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND February 28, 2017

Open Futures Contracts at February 28, 2017:

Type	Expiration	Contracts	Position	Notional Value	Unrealized Appreciation
U.S. 5-Year Treasury Note	June 2017	1,152	Long	$135,594,000	$142,001

The following is a summary of the inputs used as of February 28, 2017 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3		Total
Asset-Backed Securities
Automobiles	$—	$375,318,287	$1,698,863	(4)	$377,017,150
Other	—	226,145,951	4,000,000	(4)	230,145,951
Remaining Industries	—	32,009,513	—		32,009,513
Common Stock	12,424	—	—		12,424
Convertible Bonds	—	—	68,836	(5)	68,836
Corporate Bonds	—	768,930,535	—		768,930,535
Floating Rate Loans	—	3,807,445	—		3,807,445
Foreign Bonds	—	2,242,370	—		2,242,370
Foreign Government Obligations	—	107,290,008	—		107,290,008
Government Sponsored Enterprises Collateralized Mortgage Obligations	—	19,188,746	—		19,188,746
Government Sponsored Enterprises Pass-Throughs	—	654,915,441	—		654,915,441
Municipal Bonds	—	7,287,687	—		7,287,687
Non-Agency Commercial Mortgage-Backed Securities	—	87,432,415	787,905	(4)	88,220,320
U.S. Treasury Obligations	—	971,498,024	—		971,498,024
Repurchase Agreement	—	169,310,041	—		169,310,041
Total	$12,424	$3,425,376,463	$6,555,604		$3,431,944,491
Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$—	$—	$—		$—
Liabilities	—	(31,210)	—		(31,210)
Futures Contracts
Assets	142,001	—	—		142,001
Liabilities	—	—	—		—
Total	$142,001	$(31,210)	$—		$110,791

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND February 28, 2017

(1)	Refer to Note 2(o) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.
(3)	There were no Level 1/Level 2 transfers during the period ended February 28, 2017.
(4)	Includes securities valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(5)	Level 3 security fair valued by the Pricing Committee, as described in Note 2(a) in the Notes to Financial Statements.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Asset-Backed Securities	Convertible Bonds	Non-Agency Commercial Mortagage-Backed
Balance as of December 1, 2016	$8,067,992	$68,836	$—
Accrued discounts/premiums	—	—	473
Realized gain (loss)	—	—	3,858
Change in unrealized appreciation/depreciation	—	—	(17,113)
Purchases	5,698,863	—	—
Sales	—	—	(46,937)
Net transfers in or out of Level 3	(8,067,992)	—	847,624
Balance as of February 28, 2017	$5,698,863	$68,836	$787,905
Net change in unrealized appreciation/depreciation for period ended February 28, 2017, related to Level 3 investments held at February 28, 2017	$—	$—	$(17,113)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - ULTRA SHORT BOND FUND February 28, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 37.60%

ASSET-BACKED SECURITIES 15.93%

Automobiles 10.64%

Ally Auto Receivables Trust 2014-2 A3	1.25%	4/15/2019	$7	$6,845
AmeriCredit Automobile Receivables Trust 2013-4 D	3.31%	10/8/2019	230	233,475
AmeriCredit Automobile Receivables Trust 2014-1 B	1.68%	7/8/2019	77	77,084
AmeriCredit Automobile Receivables Trust 2014-2 C	2.18%	6/8/2020	500	502,968
AmeriCredit Automobile Receivables Trust 2015-3 A3	1.54%	3/9/2020	55	55,054
AmeriCredit Automobile Receivables Trust 2015-3 B	2.08%	9/8/2020	155	155,207
Avis Budget Rental Car Funding AESOP LLC 2012-3A A†	2.10%	3/20/2019	100	100,356
California Republic Auto Receivables Trust 2015-2 A4	1.75%	1/15/2021	260	259,638
California Republic Auto Receivables Trust 2015-4 A3†	2.04%	1/15/2020	126	126,471
California Republic Auto Receivables Trust 2016-1 A3	1.89%	5/15/2020	200	200,533
California Republic Auto Receivables Trust 2016-2 A3	1.56%	7/15/2020	37	36,918
Capital Auto Receivables Asset Trust 2015-2 B	2.29%	5/20/2020	125	125,401
CarFinance Capital Auto Trust 2014-2A A†	1.44%	11/16/2020	6	6,473
CarMax Auto Owner Trust 2014-1 A4	1.32%	7/15/2019	245	244,788
CarMax Auto Owner Trust 2016-4 A2	1.21%	11/15/2019	8	7,985
Chesapeake Funding II LLC 2016-2A A1†	1.88%	6/15/2028	600	598,463
Chrysler Capital Auto Receivables Trust 2014-BA D†	3.44%	8/16/2021	273	275,990
Drive Auto Receivables Trust 2015-AA B†	2.28%	6/17/2019	12	11,548
Drive Auto Receivables Trust 2015-BA B†	2.12%	6/17/2019	7	6,712
Drive Auto Receivables Trust 2015-BA C†	2.76%	7/15/2021	54	54,293
Drive Auto Receivables Trust 2015-CA B†	2.23%	9/16/2019	192	192,471
Drive Auto Receivables Trust 2016-BA C†	3.19%	7/15/2022	62	62,834
Drive Auto Receivables Trust 2016-CA B†	2.37%	11/16/2020	7	7,016
Drive Auto Receivables Trust 2017-AA B†	2.51%	1/15/2021	162	162,267
Enterprise Fleet Financing LLC 2017-1 A2†	2.13%	7/20/2022	200	200,153
Fifth Third Auto Trust 2014-3 A3	0.96%	3/15/2019	8	8,096
First Investors Auto Owner Trust 2015-2A B†	2.75%	9/15/2021	28	28,110
First Investors Auto Owner Trust 2016-2A A1†	1.53%	11/16/2020	122	122,113
First Investors Auto Owner Trust 2016-2A A2†	1.87%	11/15/2021	39	38,838
First Investors Auto Owner Trust 2017-1A A1†	1.69%	4/15/2021	90	89,998
Flagship Credit Auto Trust 2015-2 A†	1.98%	10/15/2020	63	63,208
Flagship Credit Auto Trust 2016-4 A2†	1.96%	2/16/2021	110	109,241
Ford Credit Auto Owner Trust 2016-C A2A	1.04%	9/15/2019	17	16,959
Honda Auto Receivables Owner Trust 2015-1 A3	1.05%	10/15/2018	12	11,973
Honda Auto Receivables Owner Trust 2016-4 A2	1.04%	4/18/2019	16	15,958

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - ULTRA SHORT BOND FUND February 28, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)

Hyundai Floorplan Master Owner Trust 2016-1A A2†	1.81%	3/15/2021	$145	$144,724
Mercedes Benz Auto Lease Trust 2015-B A3	1.34%	7/16/2018	145	145,053
Mercedes-Benz Auto Lease Trust 2016-A A2A	1.34%	7/16/2018	134	133,960
NextGear Floorplan Master Owner Trust 2015-2A A†	2.38%	10/15/2020	159	159,972
Santander Drive Auto Receivables Trust 2014-5 C	2.46%	6/15/2020	100	100,722
Santander Drive Auto Receivables Trust 2015-1 C	2.57%	4/15/2021	100	100,867
Santander Drive Auto Receivables Trust 2015-3 B	2.07%	4/15/2020	204	204,843
TCF Auto Receivables Owner Trust 2016-PT1A A†	1.93%	6/15/2022	21	20,521
Toyota Auto Receivables Owner Trust 2016-B A2A	1.02%	10/15/2018	54	53,856
Toyota Auto Receivables Owner Trust 2016-D A3	1.23%	10/15/2020	50	49,688
Westlake Automobile Receivables Trust 2016-3A B†	2.07%	12/15/2021	10	9,953
Total				5,339,596

Credit Cards 1.55%

BA Credit Card Trust 2016-A1 A	1.16%#	10/15/2021	75	75,390
Barclays Dryrock Issuance Trust 2014-4 A	1.16%#	9/15/2020	175	175,260
Discover Card Execution Note Trust 2016-A1 A1	1.64%	7/15/2021	100	99,987
Discover Card Execution Note Trust 2016-A2 A2	1.31%#	9/15/2021	100	100,782
Synchrony Credit Card Master Note Trust 2016-1 A	2.04%	3/15/2022	325	326,567
Total				777,986

Other 3.74%

Ally Master Owner Trust 2014-4 A2	1.43%	6/17/2019	110	110,070
Ally Master Owner Trust 2015-3 A	1.63%	5/15/2020	20	20,008
Ally Master Owner Trust 2017-1 A	1.17%#	2/15/2021	200	199,922
Ascentium Equipment Receivables LLC 2015-1A A3†	1.61%	10/13/2020	8	7,550
Ascentium Equipment Receivables Trust 2016-1A B†	2.85%	7/10/2020	250	252,136
Ascentium Equipment Receivables Trust 2016-2A A2†	1.46%	4/10/2019	6	5,992
Diamond Resorts Owner Trust 2015-2 A†	2.99%	5/22/2028	142	141,147
Engs Commercial Finance Trust 2016-1A A2†	2.63%	2/22/2022	100	99,580
Ford Credit Floorplan Master Owner Trust A 2012-5 A	1.49%	9/15/2019	250	250,217
Mercedes-Benz Master Owner Trust 2016-BA A†	1.47%#	5/17/2021	150	151,069
MMAF Equipment Finance LLC 2012-AA A5†	1.98%	6/10/2032	200	200,795
NextGear Floorplan Master Owner Trust 2015-1A A†	1.80%	7/15/2019	100	99,993
Wells Fargo Dealer Floorplan Master Note Trust 2012-2 A	1.529%#	4/22/2019	100	100,079
Wells Fargo Dealer Floorplan Master Note Trust 2014-2 A	1.229%#	10/20/2019	35	35,016
Wells Fargo Dealer Floorplan Master Note Trust 2015-2 A	1.429%#	1/20/2022	200	200,794
Total				1,874,368
Total Asset-Backed Securities (cost $7,989,566)				7,991,950

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - ULTRA SHORT BOND FUND February 28, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
CORPORATE BONDS 21.67%

Automotive 1.17%

Daimler Finance North America LLC†	1.502	%#	5/18/2018	$350	$350,324
General Motors Financial Co., Inc.	2.37	%#	4/10/2018	221	222,927
Toyota Motor Credit Corp.	1.413	%#	1/17/2019	15	15,044
Total					588,295

Banks: Regional 18.02%

ABN AMRO Bank NV (Netherlands)†(a)	1.664	%#	1/18/2019	700	701,935
Bank of America Corp.	2.066	%#	3/22/2018	100	100,838
Bank of Montreal (Canada)(a)	1.649	%#	7/31/2018	32	32,127
Bank of New York Mellon Corp. (The)	1.386	%#	3/6/2018	200	200,648
Commonwealth Bank of Australia (Australia)†(a)	1.353	%#	3/12/2018	167	167,210
Commonwealth Bank of Australia (Australia)†(a)	1.825	%#	11/2/2018	320	322,344
Commonwealth Bank of Australia (Australia)†(a)	2.023	%#	3/15/2019	410	415,494
Credit Suisse AG	1.75%		1/29/2018	250	250,414
Fifth Third Bank	1.967	%#	8/20/2018	585	588,861
Goldman Sachs Group, Inc. (The)	1.757	%#	12/13/2019	100	100,652
Goldman Sachs Group, Inc. (The)	2.078	%#	4/25/2019	70	70,777
Goldman Sachs Group, Inc. (The)	2.139	%#	11/15/2018	200	202,457
Goldman Sachs Group, Inc. (The)	2.239	%#	4/30/2018	300	303,184
Goldman Sachs Group, Inc. (The)	5.95%		1/18/2018	75	77,858
HBOS plc (United Kingdom)†(a)	6.75%		5/21/2018	300	316,433
HSBC Bank plc (United Kingdom)†(a)	1.679	%#	5/15/2018	750	752,339
HSBC USA, Inc.	1.374	%#	11/13/2017	100	99,968
ING Bank NV (Netherlands)†(a)	1.52	%#	3/16/2018	700	701,128
JPMorgan Chase & Co.	1.588	%#	4/25/2018	300	301,177
JPMorgan Chase & Co.	6.00%		1/15/2018	175	181,773
Morgan Stanley	1.739	%#	1/5/2018	150	150,635
Morgan Stanley	1.842	%#	2/14/2020	300	301,197
Morgan Stanley	1.893	%#	1/24/2019	150	151,191
Morgan Stanley	6.625%		4/1/2018	200	210,377
MUFG Americas Holdings Corp.	1.608	%#	2/9/2018	210	210,139
Santander UK plc (United Kingdom)(a)	1.904	%#	8/24/2018	312	313,645
Santander UK plc (United Kingdom)(a)	2.439	%#	3/14/2019	10	10,152
Societe Generale SA (France)(a)	2.078	%#	10/1/2018	300	302,577
UBS AG	1.697	%#	3/26/2018	500	502,417
US Bank NA	1.619	%#	1/29/2018	250	250,886
Wells Fargo & Co.	1.671	%#	4/23/2018	200	200,918
Wells Fargo Bank NA	1.554	%#	11/28/2018	500	502,015

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - ULTRA SHORT BOND FUND February 28, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Banks: Regional (continued)

Westpac Banking Corp. (Australia)(a)	1.482	%#	5/25/2018	$50	$50,157
Total					9,043,923

Beverages 0.20%

Anheuser-Busch InBev Finance, Inc.	1.25%		1/17/2018	100	99,990

Computer Software 0.00%

Dun & Bradstreet Corp. (The)	3.25%		12/1/2017	2	2,021

Drugs 0.11%

Actavis Funding SCS (Luxembourg)(a)	2.033	%#	3/12/2018	5	5,033
AstraZeneca plc (United Kingdom)(a)	1.567	%#	11/16/2018	50	50,328
Total					55,361

Electric: Power 0.10%

TECO Finance, Inc.	1.61	%#	4/10/2018	50	50,036

Financial Services 1.01%

American Express Co.	1.64	%#	5/22/2018	300	300,838
Bear Stearns Cos. LLC (The)	7.25%		2/1/2018	100	105,238
Synchrony Financial	2.438	%#	11/9/2017	100	100,701
Total					506,777

Machinery: Agricultural 0.05%

BAT International Finance plc (United Kingdom)†(a)	1.85%		6/15/2018	25	25,013

Media 0.13%

Cox Communications, Inc.†	6.25%		6/1/2018	60	63,064

Metals & Minerals: Miscellaneous 0.03%

Goldcorp, Inc. (Canada)(a)	2.125%		3/15/2018	15	15,062

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - ULTRA SHORT BOND FUND February 28, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil 0.33%

BP Capital Markets plc (United Kingdom)(a)	1.544%#	5/10/2018	$86	$86,247
ConocoPhillips Co.	1.369%#	5/15/2018	10	10,010
Statoil ASA (Norway)(a)	1.329%#	5/15/2018	67	67,200
Total				163,457

Oil: Crude Producers 0.38%

Buckeye Partners LP	6.05%	1/15/2018	50	51,776
Enbridge Energy Partners LP	6.50%	4/15/2018	25	26,187
TransCanada PipeLines Ltd. (Canada)(a)	1.625%	11/9/2017	100	100,072
Transcontinental Gas Pipe Line Co. LLC	6.05%	6/15/2018	10	10,488
Total				188,523

Real Estate Investment Trusts 0.02%

DDR Corp.	4.75%	4/15/2018	10	10,250

Telecommunications 0.12%

AT&T, Inc.	5.50%	2/1/2018	4	4,143
Verizon Communications, Inc.	2.709%#	9/14/2018	55	56,326
Total				60,469
Total Corporate Bonds (cost $10,856,787)				10,872,241
Total Long-Term Investments (cost $18,846,353)				18,864,191

SHORT-TERM INVESTMENTS 48.09%

COMMERCIAL PAPER 19.30%

Aerospace/Defense 1.09%

Rockwell Collins, Inc.	Zero Coupon	4/3/2017	300	299,697
Rockwell Collins, Inc.	Zero Coupon	4/17/2017	250	249,651
Total				549,348

Automotive 1.39%

Ford Motor Credit Co. LLC	Zero Coupon	4/5/2017	250	249,725
Ford Motor Credit Co. LLC	Zero Coupon	5/1/2017	200	199,601
VW Credit, Inc.	Zero Coupon	3/10/2017	250	249,930
Total				699,256

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - ULTRA SHORT BOND FUND February 28, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Business Services 0.50%

Moody’s Corp.	Zero Coupon	4/19/2017	$250	$249,592

Chemicals 1.79%

E.I. du Pont de Nemours & Co.	Zero Coupon	3/20/2017	250	249,860
E.I. du Pont de Nemours & Co.	Zero Coupon	5/22/2017	250	249,339
Monsanto Co.	Zero Coupon	7/31/2017	400	397,508
Total				896,707

Electric: Power 2.88%

Black Hills Corp.	Zero Coupon	4/18/2017	250	249,600
Dominion Gas Holdings LLC	Zero Coupon	3/6/2017	250	249,966
Electricite de France SA	Zero Coupon	1/5/2018	250	246,365
Entergy Corp.	Zero Coupon	4/18/2017	400	399,307
Exelon Generation Co. LLC	Zero Coupon	3/3/2017	300	299,982
Total				1,445,220

Financial Services 0.50%

CRH America Finance, Inc.	Zero Coupon	4/3/2017	250	249,755

Food 0.60%

Mondelez International, Inc.	Zero Coupon	4/26/2017	300	299,515

Health Care Services 0.80%

Humana, Inc.	Zero Coupon	4/5/2017	400	399,553

Lodging 0.50%

Wyndham Worldwide Corp.	Zero Coupon	3/7/2017	250	249,950

Machinery: Agricultural 0.60%

BAT International Finance plc	Zero Coupon	3/15/2017	300	299,877

Media 0.50%

Viacom, Inc.	Zero Coupon	3/10/2017	250	249,919

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - ULTRA SHORT BOND FUND February 28, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Natural Gas 0.50%

CenterPoint Energy Resources Corp.	Zero Coupon	3/7/2017	$250	$249,957

Oil 0.99%

Eni Finance USA, Inc.	Zero Coupon	3/14/2017	250	249,910
Eni Finance USA, Inc.	Zero Coupon	4/12/2017	250	249,615
Total				499,525

Oil: Crude Producers 1.59%

Enbridge Energy Partners LP	Zero Coupon	3/13/2017	250	249,874
Enbridge Energy Partners LP	Zero Coupon	3/20/2017	250	249,802
ONEOK Partners LP	Zero Coupon	3/3/2017	300	299,978
Total				799,654

Oil: Integrated Domestic 1.09%

FMC Technologies, Inc.	Zero Coupon	5/10/2017	300	299,325
Schlumberger Holdings Corp.	Zero Coupon	3/24/2017	250	249,840
Total				549,165

Real Estate Investment Trusts 0.99%

ERP Operating LP	Zero Coupon	3/30/2017	500	499,597

Retail 0.80%

Dollar General Corp.	Zero Coupon	3/27/2017	400	399,697

Telecommunications 1.69%

Bell Canada, Inc.	Zero Coupon	4/21/2017	250	249,575
Bell Canada, Inc.	Zero Coupon	5/18/2017	250	249,395
Verizon Communications Inc.	Zero Coupon	3/2/2017	350	349,990
Total				848,960

Transportation: Miscellaneous 0.50%

Kansas City Southern	Zero Coupon	3/20/2017	250	249,828
Total Commercial Paper (cost $9,684,680)				9,685,075

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - ULTRA SHORT BOND FUND February 28, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
CORPORATE BONDS 24.04%

Automotive 1.99%

Daimler Finance North America LLC†	1.875%		1/11/2018	$200	$200,529
Hyundai Capital Services, Inc. (South Korea)†(a)	1.793	%#	3/18/2017	300	300,068
Volkswagen Group of America Finance LLC†	1.492	%#	11/20/2017	500	499,032
Total					999,629

Banks: Regional 15.61%

Bank of America NA	5.30%		3/15/2017	498	498,716
Bank of America NA	6.10%		6/15/2017	500	506,542
Bank of Tokyo-Mitsubishi UFJ Ltd. (The) (Japan)†(a)	1.261	%#	9/8/2017	200	200,011
Bank of Tokyo-Mitsubishi UFJ Ltd. (The) (Japan)†(a)	1.363	%#	3/10/2017	200	200,028
BNP Paribas SA (France)(a)	1.473	%#	3/17/2017	105	105,026
BPCE SA (France)(a)	1.623	%#	6/17/2017	300	300,246
Branch Banking & Trust Co.	1.353	%#	5/23/2017	250	250,089
Comerica Bank	5.20%		8/22/2017	250	254,279
Commonwealth Bank of Australia (Australia)†(a)	1.317	%#	3/13/2017	250	250,044
Compass Bank	1.85%		9/29/2017	250	250,196
Compass Bank	6.40%		10/1/2017	100	102,461
Credit Agricole SA (United Kingdom)†(a)	1.498	%#	6/12/2017	250	250,236
Credit Suisse AG	1.542	%#	5/26/2017	250	250,279
Deutsche Bank AG (United Kingdom)(a)	1.524	%#	5/30/2017	75	74,976
Goldman Sachs Group, Inc. (The)	1.763	%#	12/15/2017	425	426,342
HSBC USA, Inc.	1.392	%#	3/3/2017	100	100,000
Huntington National Bank (The)	1.468	%#	4/24/2017	250	250,100
Intesa Sanpaolo SpA (Italy)(a)	3.875%		1/16/2018	300	304,321
JPMorgan Chase Bank NA	1.359	%#	6/14/2017	250	250,235
Macquarie Bank Ltd. (Australia)†(a)	1.662	%#	10/27/2017	200	200,653
Macquarie Bank Ltd. (Australia)†(a)	1.787	%#	3/24/2017	350	350,205
Manufacturers & Traders Trust Co.	1.338	%#	7/25/2017	250	250,390
Manufacturers & Traders Trust Co.	6.625%		12/4/2017	250	259,588
National City Bank	1.318	%#	6/7/2017	550	550,466
Santander UK plc (United Kingdom)(a)	1.407	%#	9/29/2017	105	104,977
Santander UK plc (United Kingdom)(a)	1.467	%#	3/13/2017	338	338,061
Toronto-Dominion Bank (The) (Canada)(a)	1.275	%#	5/2/2017	200	200,076
UBS AG	1.615	%#	6/1/2017	250	250,234
Wells Fargo Bank NA	1.781	%#	1/22/2018	500	502,678
Total					7,831,455

Building Materials 0.04%

Martin Marietta Materials, Inc.	2.098	%#	6/30/2017	20	20,039

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - ULTRA SHORT BOND FUND February 28, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Computer Hardware 0.10%

Hewlett Packard Enterprise Co.	2.45%	10/5/2017	$50	$50,231

Construction/Homebuilding 0.15%

D.R. Horton, Inc.	4.75%	5/15/2017	75	75,522

Electric: Power 0.70%

Engie SA (France)†(a)	1.625%	10/10/2017	100	100,074
Exelon Generation Co. LLC	6.20%	10/1/2017	71	72,877
Monongahela Power Co.†	5.70%	3/15/2017	50	50,069
TECO Finance, Inc.	6.572%	11/1/2017	50	51,604
West Penn Power Co.†	5.95%	12/15/2017	75	77,428
Total				352,052

Electronics 0.06%

Tech Data Corp.	3.75%	9/21/2017	30	30,344

Financial Services 1.36%

AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(a)	2.75%	5/15/2017	150	150,449
Air Lease Corp.	5.625%	4/1/2017	300	300,588
American Express Credit Corp.	1.296%#	9/22/2017	100	100,132
American Express Credit Corp.	1.55%	9/22/2017	20	20,026
International Lease Finance Corp.	8.75%	3/15/2017	110	110,262
Total				681,457

Insurance 0.35%

Fidelity National Financial, Inc.	6.60%	5/15/2017	25	25,237
Kemper Corp.	6.00%	5/15/2017	150	151,309
Total				176,546

Leasing 0.03%

Penske Truck Leasing Co. LP/PTL Finance Corp.†	3.75%	5/11/2017	15	15,070

Natural Gas 0.33%

Sempra Energy	2.30%	4/1/2017	15	15,014
Spire, Inc.	1.789%#	8/15/2017	150	150,006
Total				165,020

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - ULTRA SHORT BOND FUND February 28, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil 0.15%

Canadian Natural Resources Ltd. (Canada)(a)	5.70%	5/15/2017	$75	$75,654

Oil: Crude Producers 0.35%

Enbridge, Inc. (Canada)(a)	1.514%#	6/2/2017	25	25,011
Gulf South Pipeline Co. LP†	6.30%	8/15/2017	70	71,414
Kinder Morgan, Inc.	7.00%	6/15/2017	75	76,152
Total				172,577

Oil: Integrated Domestic 0.38%

Cameron International Corp.	1.40%	6/15/2017	100	100,037
FMC Technologies, Inc.	2.00%	10/1/2017	90	89,969
Total				190,006

Real Estate Investment Trusts 2.36%

American Tower Corp. Term Loan	4.50%	1/15/2018	75	76,788
Camden Property Trust	5.70%	5/15/2017	345	348,015
DDR Corp.	7.50%	4/1/2017	250	251,185
Highwoods Realty LP	5.85%	3/15/2017	350	350,519
Select Income REIT	2.85%	2/1/2018	155	156,236
Total				1,182,743

Telecommunications 0.08%

AT&T, Inc.	1.418%#	3/30/2017	25	25,012
Telefonica Emisiones SAU (Spain)(a)	6.221%	7/3/2017	15	15,229
Total				40,241
Total Corporate Bonds (cost $12,056,160)				12,058,586

ASSET-BACKED SECURITY 0.01%

Other

Leaf Receivables Funding 11 LLC 2016-1 A1† (cost $6,301)	1.00%	6/15/2017	6	6,302

U.S. TREASURY OBLIGATION 1.69%

U.S. Treasury Bill (cost $846,334)	Zero Coupon	4/27/2017	847	846,356

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - ULTRA SHORT BOND FUND February 28, 2017

Investments	Principal Amount (000)	Fair Value
REPURCHASE AGREEMENT 3.05%

Repurchase Agreement dated 2/28/2017, 0.03% due 3/1/2017 with Fixed Income Clearing Corp. collateralized by $1,395,000 of U.S. Treasury Bond at 3.625% due 8/15/2043; value: $1,564,922; proceeds: $1,530,831 (cost $1,530,829)	$1,531	$1,530,829
Total Short-Term Investments (cost $24,124,304)		24,127,148
Total Investments in Securities 85.69% (cost $42,970,657)		42,991,339
Cash and Other Assets in Excess of Liabilities 14.31%		7,181,257
Net Assets 100.00%		$50,172,596

REIT	Real Estate Investment Trust

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at February 28, 2017.
(a)	Foreign security traded in U.S. dollars.

The following is a summary of the inputs used as of February 28, 2017 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Asset-Backed Securities	$—	$7,998,252	$—	$7,998,252
Corporate Bonds	—	22,930,827	—	22,930,827
Commercial Paper	—	9,685,075	—	9,685,075
U.S. Treasury Obligation	—	846,356	—	846,356
Repurchase Agreement	—	1,530,829	—	1,530,829
Total	$—	$42,991,339	$—	$42,991,339

(1)	Refer to Note 2(o) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended February 28, 2017.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT INVESTMENT TRUST - ULTRA SHORT BOND FUND February 28, 2017

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Asset-Backed Securities
Balance as of December 1, 2016	$99,986
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation/depreciation	—
Purchases	—
Sales	—
Net transfers in or out of Level 3	(99,986)
Balance as of February 28, 2017	$—
Net change in unrealized appreciation/depreciation for period ended February 28, 2017, related to Level 3 investments held at February 28, 2017	$—

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. ORGANIZATION

Lord Abbett Investment Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was organized as a Delaware statutory trust on August 16, 1993. The Trust currently consists of the following fourteen funds (separately, a “Fund” and collectively, the “Funds”): Lord Abbett Convertible Fund (“Convertible Fund”), Lord Abbett Core Fixed Income Fund (“Core Fixed Income Fund”), Lord Abbett Core Plus Bond Fund (“Core Plus Bond Fund”), Lord Abbett Diversified Equity Strategy Fund (“Diversified Equity Strategy Fund”), Lord Abbett Floating Rate Fund (“Floating Rate Fund”), Lord Abbett High Yield Fund (“High Yield Fund”), Lord Abbett Income Fund (“Income Fund”), Lord Abbett Inflation Focused Fund (“Inflation Focused Fund”), Lord Abbett Multi-Asset Balanced Opportunity Fund (“Multi-Asset Balanced Opportunity Fund”), Lord Abbett Multi-Asset Growth Fund (“Multi-Asset Growth Fund”), Lord Abbett Multi-Asset Income Fund (“Multi-Asset Income Fund”), Lord Abbett Short Duration Income Fund (“Short Duration Income Fund”), Lord Abbett Total Return Fund (“Total Return Fund”) and Lord Abbett Ultra Short Bond Fund (‘Ultra Short Bond Fund”). Ultra Short Bond Fund commenced operations on October 12, 2016.

Convertible Fund’s investment objective is to seek current income and the opportunity for capital appreciation to produce a high total return. Each of Core Fixed Income Fund’s, Core Plus Bond Fund’s and Total Return Fund’s investment objective is to seek income and capital appreciation to produce a high total return. Diversified Equity Strategy Fund’s investment objective is to seek capital appreciation. Each of Floating Rate Fund’s and Multi-Asset Income Fund’s investment objective is to seek a high level of current income. High Yield Fund’s investment objective is to seek a high current income and the opportunity for capital appreciation to produce a high total return. Each of Income Fund’s, Short Duration Income Fund’s and Ultra Short Bond Fund’s investment objective is to seek a high level of income consistent with preservation of capital. Inflation Focused Fund’s primary investment objective is to provide investment returns that exceed the rate of inflation in the U.S. economy over a full economic cycle. As a secondary objective, the Fund seeks current income. Multi-Asset Balanced Opportunity Fund’s investment objective is to seek current income and capital growth. Multi-Asset Growth Fund’s investment objective is to seek long-term capital appreciation and growth of income. Each of Diversified Equity Strategy Fund, Multi-Asset Balanced Opportunity Fund, Multi-Asset Income Fund and Multi-Asset Growth Fund invest principally in other mutual funds (“Underlying Funds”) managed by Lord, Abbett & Co. LLC (“Lord Abbett”).

2. SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation-Under procedures approved by the Funds’ Board of Trustees (the “Board”), Lord Abbett, each Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange (“NYSE”). Each Fund may utilize an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Exchange traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Floating rate loans are valued at the average of bid and ask quotations obtained from dealers in loans on the basis of prices supplied by independent pricing services. Forward foreign currency exchange contracts are valued using daily forward exchange rates. Swaps are valued daily using independent pricing services or quotations from broker/dealers to the extent available. Investments in the Underlying Funds are valued at their net asset value (“NAV”) each business day at the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time.

Notes to Schedule of Investments (unaudited)(continued)

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values, yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and employs techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions-Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)	Foreign Transactions-The books and records of each Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in each Fund’s records at the rate prevailing when earned or recorded.

The Funds use foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(d)	Forward Foreign Currency Exchange Contracts-Each Fund may enter into forward foreign currency exchange contracts in order to reduce their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings, or gain or reduce exposure to foreign currency solely for investment purposes. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates.

(e)	Futures Contracts-Each Fund may purchase and sell futures contracts to enhance returns, to attempt to economically hedge some of its investment risk, or as a substitute position in lieu of holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by a Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. Each Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

(f)	When-Issued, Forward Transactions or To-Be-Announced (“TBA”) Transactions-Each Fund may purchase portfolio securities on a when-issued or forward basis. When-issued, forward transactions or TBA transactions involve a commitment by a Fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the fair value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at each Fund’s custodian in order to pay for the commitment. At the time each Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and fair value of the security in determining its NAV. Each Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

Notes to Schedule of Investments (unaudited)(continued)

(g)	TBA Sale Commitments-Each Fund may enter into TBA sale commitments to hedge its positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction. Unsettled TBA sale commitments are valued at the current market value of the underlying securities, according to the procedures described under “Investment Valuation” above. The contract is adjusted to market value daily and the change in market value is recorded by each Fund as unrealized appreciation (depreciation). If the TBA sale (purchase) commitment is closed through the acquisition of an offsetting purchase (sale) commitment, each Fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

(h)	Mortgage Dollar Rolls-Each Fund may enter into mortgage dollar rolls in which a Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. During the roll period, each Fund loses the right to receive principal (including prepayments of principal) and interest paid on the securities sold.

(i)	Commercial Paper-Each Fund may purchase commercial paper. Commercial paper consists of unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is issued in bearer form with maturities generally not exceeding nine months. Commercial paper obligations may include variable amount master demand notes.

(j)	Repurchase Agreements-Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

(k)	Reverse Repurchase Agreements-Each Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund sells a security to a securities dealer or bank for cash and also agrees to repurchase the same security later at a set price. Reverse repurchase agreements expose the Fund to credit risk (that is, the risk that the counterparty will fail to resell the security to the Fund). Engaging in reverse repurchase agreements also may involve the use of leverage, in that the Fund may reinvest the cash it receives in additional securities. Reverse repurchase agreements involve the risk that the market value of the securities to be repurchased by the Fund may decline below the repurchase price.

(l)	Floating Rate Loans-Each Fund may invest in floating rate loans, which usually take the form of loan participations and assignments. Loan participations and assignments are agreements to make money available to U.S. or foreign corporations, partnerships or other business entities (the “Borrower”) in a specified amount, at a specified rate and within a specified time. A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent typically administers and enforces the loan on behalf of the other Loan Investors in the syndicate and may hold any collateral on behalf of the Loan Investors. Such loan participations and assignments are typically senior, secured and collateralized in nature. A Fund records an investment when the Borrower withdraws money and records interest as earned. These loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or London InterBank Offered Rate (“LIBOR”).

Notes to Schedule of Investments (unaudited)(continued)

The loans in which each Fund invests may be subject to some restrictions on resale. For example, each Fund may be contractually obligated to receive approval from the Agent and/or Borrower prior to the sale of these investments. Each Fund generally has no right to enforce compliance with the terms of the loan agreement with the Borrower. As a result, each Fund assumes the credit risk of the Borrower, the selling participant and any other persons interpositioned between each Fund and the Borrower (“Intermediate Participants”). In the event that the Borrower, selling participant or Intermediate Participants become insolvent or enter into bankruptcy, each Fund may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.

Unfunded commitments represent the remaining obligation of each Fund to the Borrower. At any point in time, up to the maturity date of the issue, the Borrower may demand the unfunded portion. As of February 28, 2017, the following Fund had unfunded loan commitments:

Security Name	Floating Rate Fund
Acrisure LLC Term Loan B	$298,971
Avaya, Inc. Facility Term Loan	6,835,035
CH Hold Corp. Delayed Draw Term Loan	1,342,636
Cheniere Energy Partner Delayed Draw Term Loan	12,228,000
Oberthur Technologies S.A.Term Loan	9,113,316

(m)	Inflation-Linked Derivatives-Each Fund may invest in inflation-linked derivatives, such as Consumer Price Index Swap Agreements (“CPI swaps”). A CPI swap is a contract in which one party agrees to pay a fixed rate in exchange for a variable rate, which is the rate of change in the CPI during the life of the contract. Payments are based on a notional amount of principal. The Fund will normally enter into CPI swap contracts on a zero coupon basis, meaning that the floating rate will be based on the cumulative CPI during the life of the contract, and the fixed rate will compound until the swap’s maturity date, at which point the payments are netted.

(n)	Credit Default Swaps-Each Fund may enter into credit default swap contracts. As a seller of a credit default swap contract (“seller of protection”), a Fund is required to pay the notional amount or other agreed-upon value of a referenced debt obligation to the counterparty in the event of a default by or other credit event involving the referenced issuer, obligation or index. In return, a Fund receives from the counterparty a periodic stream of payments over the term of the contract.

As a purchaser of a credit default swap contract (“buyer of protection”), a Fund would receive the notional amount or other agreed upon value of a referenced debt obligation from the counterparty in the event of default by or other credit event involving the referenced issuer, obligation or index. In return, a Fund would make periodic payments to the counterparty over the term of the contracts, provided no event of default has occurred.

These credit default swaps may have as a reference obligation corporate or sovereign issuers or credit indices. These credit indices are comprised of a basket of securities representing a particular sector of the market. During the period, Core Plus Bond Fund, Income Fund, Inflation Focused Fund and Short Duration Income Fund entered into credit default swaps based on CMBX indices, which are comprised of a basket of commercial mortgage-backed securities.

Credit default swaps are fair valued based upon quotations from counterparties, brokers or market-makers and the change in value, if any, is recorded as an unrealized appreciation or depreciation. For a credit default swap sold by a Fund, payment of the agreed-upon amount made by a Fund in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation purchased/received. For a credit default swap purchased by a Fund, the agreed-upon amount received by a Fund in the event of default of the referenced debt obligation is recorded as proceeds from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by a Fund.

Notes to Schedule of Investments (unaudited)(continued)

Any upfront payments made or received upon entering a credit default swap contract would be amortized or accreted over the life of the swap and recorded as realized gains or losses. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the custodian bank or broker in accordance with the swap agreement. The value and credit rating of each credit default swap where a Fund is the seller of protection, are both measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Entering into credit default swaps involves credit and market risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates, and that Lord Abbett does not correctly predict the creditworthiness of the issuers of the reference obligation on which the credit default swap is based.

(o)	Fair Value Measurements-Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 - unadjusted quoted prices in active markets for identical investments;
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
•	Level 3 - significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments and other financial instruments as of February 28, 2017 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the period then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3. FEDERAL TAX INFORMATION

As of February 28, 2017, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

Notes to Schedule of Investments (unaudited)(continued)

	Convertible Fund	Core Fixed Income Fund	Core Plus Bond Fund
Tax cost	$553,250,379	$1,340,341,358	$12,205,370
Gross unrealized gain	51,257,523	10,638,341	239,880
Gross unrealized loss	(6,918,075)	(17,125,315)	(87,158)
Net unrealized security gain (loss)	$44,339,448	$(6,486,974)	$152,722

	Diversified Equity Strategy Fund	Floating Rate Fund	High Yield Fund
Tax cost	$229,927,912	$11,867,890,935	$6,189,340,939
Gross unrealized gain	16,409,736	200,265,247	367,966,310
Gross unrealized loss	(5,862,849)	(42,876,467)	(53,016,279)
Net unrealized security gain	$10,546,887	$157,388,780	$314,950,031

	Income Fund	Inflation Focused Fund	Multi-Asset Balanced Opportunity Fund
Tax cost	$1,812,693,902	$1,085,123,099	$1,856,424,813
Gross unrealized gain	31,065,327	5,733,212	117,415,566
Gross unrealized loss	(24,305,919)	(26,677,457)	(55,399,904)
Net unrealized security gain (loss)	$6,759,408	$(20,944,245)	$62,015,662

	Multi-Asset Growth Fund	Multi-Asset Income Fund	Short Duration Income Fund
Tax cost	$1,019,568,451	$1,788,526,492	$39,140,407,199
Gross unrealized gain	75,773,427	29,698,488	277,668,435
Gross unrealized loss	(31,763,876)	(84,910,021)	(1,107,438,245)
Net unrealized security gain (loss)	$44,009,551	$(55,211,533)	$(829,769,810)

	Total Return Fund	Ultra Short Bond Fund
Tax cost	$3,443,640,775	$42,970,657
Gross unrealized gain	23,250,765	29,269
Gross unrealized loss	(34,947,049)	(8,587)
Net unrealized security gain (loss)	$(11,696,284)	$20,682

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of amortization of premium, certain securities, certain distributions received and wash sales.

4. DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

Floating Rate Fund, High Yield Fund, Income Fund, Inflation Focused Fund, Multi-Asset Balanced Opportunity Fund, Multi-Asset Growth Fund, Multi-Asset Income Fund, Short Duration Income Fund and Total Return Fund entered into forward foreign currency exchange contracts for the period ended February 28, 2017 (as described in note 2(d)). A forward foreign currency exchange contract reduces the Funds’ exposure to changes in the value of the currency it will deliver (or settle in cash) and increases its exposure to changes in the value of the currency it will receive (or settle in cash) for the duration of the contract. Each Fund’s use of forward foreign currency exchange contracts involves the risk that Lord Abbett will not accurately predict currency movements, and the Funds’ returns could be reduced as a result. Forward foreign currency exchange contracts are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. Each Fund’s risk of loss from counterparty credit risk is the unrealized appreciation on forward foreign currency exchange contracts and deposits with brokers as collateral.

Notes to Schedule of Investments (unaudited)(continued)

Multi-Asset Balanced Opportunity Fund, Multi-Asset Growth Fund and Multi-Asset Income Fund entered into E-Mini S&P 500 Index futures contracts for the period ended February 28, 2017 (as described in note 2(e)) to manage cash. The Funds bear the risk that the underlying index will move unexpectedly, in which case each Fund may realize a loss. There is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

Core Fixed Income Fund, Core Plus Bond Fund, Floating Rate Fund, High Yield Fund, Income Fund, Inflation Focused Fund, Multi-Asset Balanced Opportunity Fund, Multi-Asset Growth Fund, Multi-Asset Income Fund, Short Duration Income Fund and Total Return Fund entered into U.S. Treasury futures contracts for the period ended February 28, 2017 (as described in note 2(e)) to economically hedge against changes in interest rates. The Funds bear the risk of interest rates moving unexpectedly, in which case the Funds may not achieve the anticipated benefits of the futures contracts and realize a loss. There is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

Inflation Focused Fund entered into CPI swaps for the period ended February 28, 2017 (as described in note 2(m)) to speculate the rate of inflation in the U.S. economy. The Fund’s use of CPI swaps involves the risk that Lord Abbett will not accurately predict expectations of inflation or interest rates, and the Fund’s returns could be reduced as a result. The Fund’s risk of loss from counterparty credit risk is the unrealized appreciation on CPI swaps.

Core Plus Bond Fund, High Yield Fund, Income Fund, Inflation Focused Fund and Short Duration Income Fund entered into credit default swaps for the period ended February 28, 2017 (as described in note 2(n)) for investment purposes, to economically hedge credit risk or for speculative purposes. Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying security in the event of a defined credit event, such as payment default or bankruptcy. Under a credit default swap one party acts as a guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying security at par if the defined credit event occurs. Each Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract.

High Yield Fund, Multi-Asset Balanced Opportunity Fund, Multi-Asset Growth Fund and Multi-Asset Income Fund entered into centrally cleared credit default swaps on indexes for the period then ended February 28, 2017 (as described in note 2(n)) to economically hedge credit risk. Centrally cleared credit default swaps on indexes involve the exchange of a fixed rate premium for protection against the loss in value of underlying securities within an index in the event of a defined credit event, such as payment default or bankruptcy. Under a credit default swap one party acts as a guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying security at par if the defined credit event occurs. There is minimal counterparty credit risk to the Fund since these credit default swaps are traded through a central clearinghouse. As a counterparty to all centrally cleared credit default swaps, the clearinghouse guarantees credit default swaps against default.

As of February 28, 2017, each Fund had the following derivatives at fair value, grouped into appropriate risk categories that illustrate the Funds’ use of derivative instruments:

Convertible Fund
Asset Derivatives	Foreign Currency Contracts
Forward Foreign Currency Exchange Contracts	$46,225
Liability Derivatives
Forward Foreign Currency Exchange Contracts	$2,423

Core Fixed Income Fund
Asset Derivatives	Interest Rate Contracts
Futures Contracts	$34,144
Liability Derivatives
Futures Contracts	$26,196

Notes to Schedule of Investments (unaudited)(continued)

	Core Plus Bond Fund
Asset Derivatives	Interest Rate Contracts	Credit Contracts
Centrally Cleared Credit Default Swaps		$3,810
Credit Default Swaps		$19,217
Futures Contracts	$1,702	$—
Liability Derivatives
Credit Default Swaps	$—	$14,626
Futures Contracts	$267	$—

	Floating Rate Fund
Asset Derivatives	Interest Rate Contracts	Foreign Currency Contracts
Forward Foreign Currency Exchange Contracts	$—	$194,001
Futures Contracts	$20,894	$—
Liability Derivatives
Futures Contracts	$10,743	$—
Forward Foreign Currency Exchange Contracts	$—	$105,001

	High Yield Fund
Asset Derivatives	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts
Forward Foreign Currency Exchange Contracts	$—	$448,689	$—
Futures Contracts	$1,345,422	$—	$—
Liability Derivatives
Centrally Cleared Credit Default Swaps	$—	$—	$789,127
Forward Foreign Currency Exchange Contracts	$—	$134,247	$—

	Income Fund
Asset Derivatives	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts
Credit Default Swaps	$—	$—	$135,445
Forward Foreign Currency Exchange Contracts	$—	$7,058,731	$—
Futures Contracts	$339,542	$—	$—
Liability Derivatives
Futures Contracts	$117,042	$—	$—
Forward Foreign Currency Exchange Contracts	$—	$924,223	$—

	Inflation Focused Fund
Asset Derivatives	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Inflation Linked Contracts
Centrally Cleared CPI Swaps	$—	$—	$—	$2,770,197
CPI Swaps	$—	$—	$—	$14,689,003
Forward Foreign Currency Exchange Contracts	$—	$264	$—	$—
Futures Contracts	$324,694	$—	$—	$—
Liability Derivatives
Centrally Cleared CPI Swaps	$—	$—	$—	$6,992,149
CPI Swaps	$—	$—	$—	$105,041,991
Credit Default Swaps	$—	$—	$157	$—
Futures Contracts	$317,554	$—	$—	$—

Notes to Schedule of Investments (unaudited)(continued)

	Multi-Asset Balanced Opportunity Fund
Asset Derivatives	Equity Contracts	Interest Rate Contracts	Foreign Currency Contracts
Forward Foreign Currency Exchange Contracts	$—	$—	$227,890
Futures Contracts	$—	$6,710	$—
Liability Derivatives
Futures Contracts	$1,978,219	$—	$—
Forward Foreign Currency Exchange Contracts	$—	$—	$67,171

	Multi-Asset Growth Fund
Asset Derivatives	Equity Contracts	Interest Rate Contracts	Foreign Currency Contracts
Forward Foreign Currency Exchange Contracts	$—	$—	$126,152
Futures Contracts	$—	$4,647	$—
Liability Derivatives
Futures Contracts	$1,312,551	$—	$—
Forward Foreign Currency Exchange Contracts	$—	$—	$37,225

	Multi-Asset Income Fund
Asset Derivatives	Equity Contracts	Interest Rate Contracts	Foreign Currency Contracts
Forward Foreign Currency Exchange Contracts	$—	$—	$205,157
Futures Contracts	$—	$6,059	$—
Liability Derivatives
Futures Contracts	$2,158,248	$—	$—
Forward Foreign Currency Exchange Contracts	$—	$—	$60,634

	Short Duration Income Fund
Asset Derivatives	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts
Forward Foreign Currency Exchange Contracts	$—	$14,390	$—
Futures Contracts	$500,423	$—	$—
Liability Derivatives
Credit Default Swaps	$—	$—	$5,327,867
Futures Contracts	$10,295,892	$—	$—

	Total Return Fund
Asset Derivatives	Interest Rate Contracts	Foreign Currency Contracts
Futures Contracts	$142,001	$—
Liability Derivatives
Forward Foreign Currency Exchange Contracts	$—	$31,210

5. TRANSACTIONS WITH AFFILIATED ISSUERS

An affiliated issuer is one in which a Fund has ownership of at least 5% of the outstanding voting securities of the underlying issuer at any point during the fiscal year or any company which is under common ownership or control. Diversified Equity Strategy Fund, Multi-Asset Balanced Opportunity Fund, Multi-Asset Growth Fund and Multi-Asset Income Fund had the following transactions with affiliated issuers (i.e. the Underlying Funds) during the period then ended February 28, 2017:

Notes to Schedule of Investments (unaudited)(continued)

Diversified Equity Strategy Fund

Affiliated Issuer	Balance of Shares Held at 11/30/2016	Gross Additions	Gross Sales	Balance of Shares Held at 2/28/2017	Fair Value at 2/28/2017	Net Realized Gain 12/1/2016 to 2/28/2017		Dividend Income 12/1/2016 to 2/28/2017
Lord Abbett Affiliated Fund, Inc.-Class I	3,357,641	23,598	(387,617)	2,993,622	$48,257,181	$1,353,696		$362,932
Lord Abbett Developing Growth Fund, Inc.-Class I	607,909	—	(70,811)	537,098	11,875,245	547,247		—
Lord Abbett Securities Trust-Fundamental Equity Fund-Class I	3,016,416	—	(329,025)	2,687,391	36,091,668	22,574		—
Lord Abbett Securities Trust-Growth Leaders Fund-Class I	1,621,739	—	(147,926)	1,473,813	36,108,407	1,180,942		—
Lord Abbett Research Fund, Inc.-Growth Opportunities Fund-Class I	1,788,052	50,493	(162,429)	1,676,116	36,053,255	1,473,962	(x)	—
Lord Abbett Securities Trust-International Core Equity Fund-Class I	2,470,630	83,726	(167,862)	2,386,494	28,876,572	79,991		729,577
Lord Abbett Securities Trust-International Opportunities Fund-Class I	1,182,163	16,206	(73,665)	1,124,704	19,074,983	367,231		184,892
Lord Abbett Securities Trust-Value Opportunities Fund-Class I	1,284,544	—	(114,525)	1,170,019	24,137,488	1,208,903		—
Total					$240,474,799	$6,234,546		$1,277,401

(a) Includes $1,040,646 of distributed capital gains.

Multi-Asset Balanced Opportunity Fund

Affiliated Issuer	Balance of Shares Held at 11/30/2016	Gross Additions	Gross Sales	Balance of Shares Held at 2/28/2017	Fair Value at 2/28/2017	Net Realized Gain 12/1/2016 to 2/28/2017	Dividend Income 12/1/2016 to 2/28/2017
Lord Abbett Equity Trust-Calibrated Large Cap Value Fund - Class I	10,294,765	463,644	(417,424)	10,340,985	$220,573,200	$762,102	$—
Lord Abbett Equity Trust-Calibrated Mid Cap Value Fund - Class I	12,404,071	—	(313,297)	12,090,774	267,689,737	1,523,790	—
Lord Abbett Investment Trust-Convertible Fund-Class I	16,565,451	317,635	(1,184,258)	15,698,830	191,996,686	908,314	3,704,310
Lord Abbett Global Fund, Inc.-Emerging Markets Currency Fund - Class I	37,427,243	905,019	(16,936,444)	21,395,816	112,328,036	(9,948,902)	4,607,300
Lord Abbett Investment Trust-High Yield Fund - Class I	56,945,170	9,621,912	(6,659,693)	59,907,391	461,286,908	(2,749,038)	6,420,554
Lord Abbett Investment Trust-Inflation Focused Fund-Class I	5,895,137	48,813	(1,968,758)	3,975,192	48,537,096	884,643	561,919
Lord Abbett Securities Trust-International Core Equity Fund-Class I	3,635,757	131,712	—	3,767,469	45,586,380	—	1,085,259
Lord Abbett Securities Trust-International Dividend Income Fund - Class I	36,553,274	313,359	(1,013,656)	35,852,977	248,461,132	(2,194,569)	2,105,771
Lord Abbett Mid Cap Stock Fund, Inc. - Class I	9,117,684	585,707	(37,623)	9,665,768	284,656,867	520,330	2,294,769
Lord Abbett Investment Trust-Short Duration Income Fund - Class I	5,928,150	19,602,156	(16,989,661)	8,540,646	36,810,185	(152,083)	514,376
Total					$1,917,926,227	$(10,445,413)	$21,294,258

Notes to Schedule of Investments (unaudited)(continued)

Multi-Asset Growth Fund

Affiliated Issuer	Balance of Shares Held at 11/30/2016	Gross Additions	Gross Sales	Balance of Shares Held at 2/28/2017	Fair Value at 2/28/2017	Net Realized Gain 12/1/2016 to 2/28/2017	Dividend Income 12/1/2016 to 2/28/2017
Lord Abbett Affiliated Fund, Inc.-Class I	3,510,164	25,790	(147,048)	3,388,906	$54,629,164	$(126,952)	$396,653
Lord Abbett Equity Trust-Calibrated Large Cap Value Fund-Class I	5,702,199	—	(260,235)	5,441,964	116,077,088	860,284	—
Lord Abbett Equity Trust-Calibrated Mid Cap Value Fund-Class I	9,603,321	—	(463,247)	9,140,074	202,361,242	1,177,360	—
Lord Abbett Global Fund, Inc.-Emerging Markets Currency Fund - Class I	3,114,793	77,335	(3,192,128)	—	—	(765,428)	416,802
Lord Abbett Investment Trust-High Yield Fund-Class I	31,655,550	3,245,478	(3,644,349)	31,256,679	240,676,428	(1,559,692)	3,486,706
Lord Abbett Investment Trust-Inflation Focused Fund-Class I	1,771,365	17,012	(29,135)	1,759,242	21,480,349	12,491	207,935
Lord Abbett Securities Trust-International Core Equity Fund-Class I	2,037,767	95,484	—	2,133,251	25,812,341	—	614,505
Lord Abbett Securities Trust-International Dividend Income Fund-Class I	28,671,524	245,791	(2,045,025)	26,872,290	186,224,971	(4,607,980)	1,651,717
Lord Abbett Mid Cap Stock Fund, Inc.-Class I	7,338,437	60,806	(331,222)	7,068,021	208,153,223	4,069,907	1,738,447
Lord Abbett Investment Trust-Short Duration Income Fund-Class I	2,742,843	4,661,481	(5,540,930)	1,863,394	8,031,226	(55,832)	148,243
Total					$1,063,446,032	$(995,842)	$8,661,008

Notes to Schedule of Investments (unaudited)(continued)

Multi-Asset Income Fund

Affiliated Issuer	Balance of Shares Held at 11/30/2016	Gross Additions	Gross Sales	Balance of Shares Held at 2/28/2017	Fair Value at 2/28/2017	Net Realized Gain 12/1/2016 to 2/28/2017	Dividend Income 12/1/2016 to 2/28/2017
Lord Abbett Equity Trust-Calibrated Mid Cap Value Fund-Class I	5,371,551	403,382	—	5,774,933	$127,857,026	$—	$—
Lord Abbett Investment Trust-Convertible Fund-Class I	15,047,738	286,954	(782,629)	14,552,063	177,971,726	(902,399)	3,346,482
Lord Abbett Global Fund, Inc.-Emerging Markets Currency Fund-Class I	33,968,250	820,730	(15,470,899)	19,318,081	101,419,927	(9,665,691)	4,178,320
Lord Abbett Investment Trust-High Yield Fund-Class I	77,397,228	7,961,564	(10,077,831)	75,280,961	579,663,399	(5,011,604)	8,431,251
Lord Abbett Investment Trust-Inflation Focused Fund-Class I	4,963,187	42,107	(1,424,609)	3,580,685	43,720,164	635,671	489,059
Lord Abbett Securities Trust-International Core Equity Fund-Class I	3,339,541	83,929	—	3,423,470	41,423,993	—	986,167
Lord Abbett Securities Trust-International Dividend Income Fund-Class I	20,524,590	173,364	(360,775)	20,337,179	140,936,650	(751,828)	1,165,004
Lord Abbett Mid Cap Stock Fund, Inc.-Class I	4,123,565	415,901	(22,258)	4,517,208	133,031,777	122,110	981,853
Lord Abbett Investment Trust-Short Duration Income Fund-Class I	85,378,913	19,503,282	(15,023,657)	89,858,538	387,290,298	(3,023,264)	4,030,107
Total					$1,733,314,960	$(18,597,005)	$23,608,243

Investments in Underlying Funds (unaudited)

The Funds invests in Underlying Funds managed by Lord Abbett. As of February 28, 2017, each Fund’s long-term investments were allocated among the Underlying Funds as follows:

Diversified Equity Strategy Fund’s Investments:

Underlying Fund Name	% of Investments
Lord Abbett Affiliated Fund, Inc. - Class I	20.07%
Lord Abbett Securities Trust - Growth Leaders Fund - Class I	15.01%
Lord Abbett Securities Trust - Fundamental Equity Fund - Class I	15.01%
Lord Abbett Research Fund, Inc. - Growth Opportunities Fund - Class I	14.99%
Lord Abbett Securities Trust - International Core Equity Fund - Class I	12.01%
Lord Abbett Securities Trust - Value Opportunities Fund - Class I	10.04%
Lord Abbett Securities Trust - International Opportunities Fund - Class I	7.93%
Lord Abbett Developing Growth Fund, Inc.-Class I	4.94%

Multi-Asset Balanced Opportunity Fund’s Investments:

Underlying Fund Name	% of Investments
Lord Abbett Equity Trust - Calibrated Large Cap Value Fund - Class I	11.50%
Lord Abbett Equity Trust - Calibrated Mid Cap Value Fund - Class I	13.96%
Lord Abbett Investment Trust - Convertible Fund - Class I	10.01%
Lord Abbett Global Fund, Inc. - Emerging Markets Currency Fund - Class I	5.86%
Lord Abbett Investment Trust - High Yield Fund - Class I	24.05%
Lord Abbett Investment Trust - Inflation Focused Fund - Class I	2.53%
Lord Abbett Securities Trust - International Core Equity Fund - Class I	2.38%
Lord Abbett Securities Trust - International Dividend Income Fund - Class I	12.95%
Lord Abbett Mid Cap Stock Fund, Inc. - Class I	14.84%
Lord Abbett Investment Trust - Short Duration Income Fund - Class I	1.92%

Multi-Asset Growth Fund’s Investments:

Underlying Fund Name	% of Investments
Lord Abbett Investment Trust-High Yield Fund-Class I	22.63%
Lord Abbett Mid Cap Stock Fund, Inc.-Class I	19.57%
Lord Abbett Equity Trust-Calibrated Mid Cap Value Fund-Class I	19.03%
Lord Abbett Securities Trust-International Dividend Income Fund-Class I	17.51%
Lord Abbett Equity Trust-Calibrated Large Cap Value Fund-Class I	10.91%
Lord Abbett Affiliated Fund, Inc.-Class I	5.14%
Lord Abbett Securities Trust-International Core Equity Fund-Class I	2.43%
Lord Abbett Investment Trust-Inflation Focused Fund-Class I	2.02%
Lord Abbett Investment Trust-Short Duration Income Fund-Class I	0.76%

Multi-Asset Income Fund’s Investments:

Underlying Fund Name	% of Investments
Lord Abbett Investment Trust - High Yield Fund - Class I	33.44%
Lord Abbett Investment Trust - Short Duration Income Fund - Class I	22.34%
Lord Abbett Investment Trust-Convertible Fund-Class I	10.27%
Lord Abbett Securities Trust - International Dividend Income Fund - Class I	8.13%
Lord Abbett Mid Cap Stock Fund, Inc. - Class I	7.68%
Lord Abbett Equity Trust-Calibrated Mid Cap Value Fund-Class I	7.38%
Lord Abbett Global Fund, Inc.-Emerging Markets Currency Fund-Class I	5.85%
Lord Abbett Investment Trust-Inflation Focused Fund-Class I	2.52%
Lord Abbett Securities Trust-International Core Equity Fund-Class I	2.39%

Investments in Underlying Funds (unaudited)(continued)

The Ten Largest Holdings and the Holdings by Sector, as of February 28, 2017, for each Underlying Fund are presented below. Each Underlying Fund’s annual and semiannual reports, which are sent to shareholders and filed with the SEC, contain information about the Underlying Fund’s portfolio holdings, including a complete schedule of holdings. A complete schedule of holdings for each Underlying Fund is also filed with the SEC on Form N-Q as of the end of each respective Underlying Fund’s first and third quarters. In addition, on or about the first day of the second month following each calendar quarter-end, each Fund makes publicly available a complete schedule of its portfolio holdings as of the last day of each such quarter. The information for the most recently ended calendar quarter may be viewed at www.lordabbett.com or requested at no charge by calling Lord Abbett at 888-522-2388.

Lord Abbett Affiliated Fund, Inc.

Ten Largest Holdings	% of Investments
JPMorgan Chase & Co	3.58%
Chevron Corp.	3.28%
Pfizer, Inc.	2.97%
Apple, Inc.	2.77%
Boeing Co. (The)	2.06%
United Technologies Corp.	2.00%
Intel Corp.	1.97%
QUALCOMM, Inc.	1.75%
Johnson & Johnson	1.74%
International Business Machines Corp.	1.72%

Holding by Sector*	% of Investments
Consumer Discretionary	7.34%
Consumer Staples	11.9%
Energy	8.62%
Financials	18.12%
Health Care	8.95%
Industrials	12.75%
Information Technology	12.68%
Materials	4.47%
Real Estate	4.95%
Telecommunication Services	2.84%
Utilities	6.48%
Repurchase Agreement	0.90%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Equity Trust - Calibrated Large Cap Value Fund

Ten Largest Holdings	% of Investments
JPMorgan Chase & Co.	3.90%
Chevron Corp.	3.66%
Pfizer, Inc.	2.93%
Bank of America Corp.	2.66%
Johnson & Johnson	2.56%
Cisco Systems, Inc.	2.51%
AT&T, Inc.	2.48%
General Electric Co.	2.31%
Exxon Mobil Corp.	2.12%
Citizens Financial Group, Inc.	2.00%

Holding by Sector*	% of Investments
Consumer Discretionary	3.85%
Consumer Staples	8.12%
Energy	12.35%
Financials	26.10%
Health Care	10.98%
Industrials	10.59%
Information Technology	9.39%
Materials	3.10%
Real Estate	5.14%
Telecommunication Services	4.05%
Utilities	5.73%
Repurchase Agreement	0.61%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Equity Trust - Calibrated Mid Cap Value Fund

Ten Largest Holdings	% of Investments
Citizens Financial Group, Inc.	2.18%
Edison International	2.01%
XL Group Ltd.	1.88%
Invesco Ltd.	1.86%
M&T Bank Corp.	1.82%
Huntsman Corp.	1.80%
Vornado Realty Trust	1.54%
Sempra Energy	1.54%
Prologis, Inc.	1.53%
Cummins, Inc.	1.46%

Holding by Sector*	% of Investments
Consumer Discretionary	7.86%
Consumer Staples	3.35%
Energy	9.38%
Financials	19.77%
Health Care	4.11%
Industrials	13.09%
Information Technology	9.68%
Materials	6.28%
Real Estate	14.13%
Telecommunication Services	0.86%
Utilities	10.94%
Repurchase Agreement	0.56%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Investment Trust – Convertible Fund

Ten Largest Holdings	% of Investments
Restoration Hardware Holdings, Inc.	3.16%
Intel Corp.	2.83%
SolarCity Corp.	2.81%
Allergan plc	2.80%
Priceline Group, Inc. (The)	2.29%
Anthem, Inc.	2.23%
Wells Fargo & Co.	2.13%
DISH Network Corp.	1.89%
SunPower Corp.	1.83%
Novellus Systems, Inc.	1.76%

Holding by Sector*	% of Investments
Automotive	3.61%
Banking	4.23%
Basic Industry	10.93%
Capital Goods	2.59%
Consumer Goods	2.71%
Energy	4.36%
Financial Services	2.96%
Healthcare	17.13%
Insurance	1.36%
Leisure	0.65%
Media	4.40%
Real Estate	2.11%
Retail	3.87%
Services	1.05%
Technology & Electronics	25.55%
Telecommunications	1.82%
Transportation	5.05%
Utilities	3.43%
Repurchase Agreement	2.19%
Total	100.00%

*	A sector may comprise several industries

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Investment Trust – Core Fixed Income Fund

Ten Largest Holdings	% of Investments
U.S. Treasury Note, 1.25%, 11/15/2018	5.81%
U.S. Treasury Note, 1.875%, 2/28/2022	5.52%
U.S. Treasury Note, 2.875%, 11/15/2046	4.85%
U.S. Treasury Note, 2.125%, 8/15/2021	3.76%
Federal National Mortgage Assoc., 3%, TBA	3.57%
U.S. Treasury Note, 1.375%, 5/31/2021	2.67%
Federal Home Loan Mortgage Corp., 0.75%, 4/9/2018	2.49%
Federal National Mortgage Assoc., 4%, TBA	2.44%
Federal National Mortgage Assoc., 3%, TBA	2.31%
U.S. Treasury Note, 1.25%, 10/31/2021	2.15%

Holding by Sector*	% of Investments
Auto	0.41%
Capital Goods	0.12%
Consumer Cyclicals	0.12%
Consumer Services	1.25%
Consumer Staples	0.46%
Energy	2.01%
Financial Services	26.64%
Foreign Government	1.56%
Health Care	0.06%
Integrated Oils	0.30%
Materials and Processing	0.65%
Municipal	0.36%
Producer Durables	0.29%
Technology	0.82%
Telecommunications	0.73%
Transportation	0.05%
U.S. Government	58.20%
Utilities	1.28%
Repurchase Agreement	4.69%
Total	100.00%

*	A sector may comprise several industries

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Developing Growth Fund, Inc.

Ten Largest Holdings	% of Investments
Wix.com Ltd. (Israel)	2.04%
Western Alliance Bancorp	1.99%
WageWorks, Inc.	1.95%
Cognex Corp.	1.90%
United States Steel Corp.	1.83%
Dave & Buster’s Entertainment, Inc.	1.81%
Shopify, Inc. Class A	1.78%
Nordson Corp.	1.61%
TESARO, Inc.	1.58%
Air Lease Corp.	1.55%

Holding by Sector*	% of Investments
Consumer Discretionary	12.87%
Energy	3.56%
Financials	14.13%
Health Care	14.43%
Industrials	18.60%
Information Technology	27.89%
Materials	7.96%
Repurchase Agreement	0.55%
Total	100.00%

*	A sector may comprise several industries

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Global Fund, Inc. – Emerging Markets Currency Fund

Ten Largest Holdings	% of Investments
Brazil Letras do Tesouro Nacional, 0%, 07/01/2017	3.44%
Wells Fargo Dealer Floorplan Master Note Trust 2014-1 A, 1.12%, 07/20/2019	0.96%
Federal National Mortgage Assoc., 3.459%, 11/01/2040	0.95%
BellSouth LLC, 4.40%, 04/26/2021	0.80%
CIFC Funding Ltd. 2014-5A A1R, 2.257%, 01/17/2027	0.79%
H/2 Asset Funding 2014-1 Ltd., 2.348%, 03/19/2037	0.79%
Capital One Multi-Asset Execution Trust 2015-A3, 1.10%, 03/15/2023	0.77%
Prima Capital CRE Securization 2006-1, 2.55%, 08/26/2049	0.75%
Cent CLO Ltd. 2013-17A A1, 2.187%, 01/30/2025	0.71%
Avis Budget Rental Car Funding AESOP LLC 2014-1A A, 2.46%, 07/20/2020	0.70%

Holding by Sector*	% of Investments
Asset Backed	19.04%
Automotive	1.49%
Banking	5.39%
Basic Industry	2.36%
Capital Goods	1.54%
Collateralized Mortgage Obligation	0.99%
Consumer Goods	0.51%
Energy	7.87%
Financial Services	2.01%
Foreign Government	3.44%
Healthcare	2.87%
Insurance	1.08%
Leisure	1.53%
Media	2.05%
Mortgage Backed	26.96%
Municipal	0.30%
Real Estate	3.03%
Retail	0.76%
Services	0.71%
Technology & Electronics	2.85%
Telecommunications	1.88%
Transportation	0.84%
U.S. Government	7.49%
Utility	3.01%
Total	100.00%

*	A sector may comprise several industries

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Securities Trust – Fundamental Equity Fund

Ten Largest Holdings	% of Investments
JPMorgan Chase & Co.	4.84%
Wells Fargo & Co.	3.29%
Pfizer, Inc.	3.06%
Chubb Ltd.	2.82%
Exxon Mobil Corp.	2.77%
Abbott Laboratories	2.66%
Johnson & Johnson	2.66%
General Dynamics Corp.	2.56%
NextEra Energy, Inc.	2.54%
AT&T, Inc.	2.41%

Holding by Sector*	% of Investments
Consumer Discretionary	5.45%
Consumer Staples	6.55%
Energy	10.81%
Financials	25.93%
Health Care	13.28%
Industrials	9.46%
Information Technology	12.69%
Materials	3.26%
Real Estate	2.62%
Telecommunication Services	2.90%
Utilities	5.02%
Repurchase Agreement	2.03%
Total	100.00%

*	A sector may comprise several industries

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Securities Trust – Growth Leaders Fund

Ten Largest Holdings	% of Investments
Microsoft Corp.	5.33%
Alphabet, Inc. Class A	5.26%
Apple, Inc.	4.94%
Amazon.com, Inc.	4.01%
Facebook, Inc. Class A	3.78%
SVB Financial Group	2.25%
Visa, Inc. Class A	2.10%
Citizens Financial Group	2.08%
Netflix, Inc.	1.98%
Comcast Corp. Class A	1.98%

Holding by Sector*	% of Investments
Consumer Discretionary	17.93%
Consumer Staples	1.20%
Financials	12.12%
Health Care	10.21%
Industrials	12.86%
Information Technology	37.96%
Materials	5.71%
Repurchase Agreement	2.01%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Research Fund, Inc. – Growth Opportunities Fund

Ten Largest Holdings	% of Investments
Marriott International, Inc. Class A	2.00%
Skyworks Solutions, Inc.	1.94%
ServiceNow, Inc.	1.76%
Henry Schein, Inc.	1.71%
FleetCor Technologies, Inc.	1.62%
Red Hat, Inc.	1.61%
Microchip Technology, Inc.	1.58%
Rockwell Automation, Inc.	1.57%
Vulcan Materials Co.	1.56%
Global Payments, Inc.	1.55%

Holding by Sector*	% of Investments
Consumer Discretionary	20.32%
Consumer Staples	2.95%
Financials	11.25%
Health Care	16.04%
Industrials	18.84%
Information Technology	21.11%
Materials	7.33%
Real Estate	1.00%
Repurchase Agreement	1.16%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Investment Trust – High Yield Fund

Ten Largest Holdings	% of Investments
CSC Holdings LLC, 10.875%, 10/15/2025	1.47%
DISH DBS Corp., 7.75%, 7/1/2026	0.87%
Navient Corp., 5.875%, 3/25/2021	0.85%
T-Mobile USA, Inc., 6.50%, 1/15/2026	0.81%
ArcelorMittal, 6.125%,6/1/2025	0.72%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.875%,4/1/2024	0.66%
Srint Corp., 7.625%, 2/15/2025	0.65%
Freeport-McMoRan, Inc., 3.875%, 3/15/2023	0.65%
Diamond 1 Finance Corp./Diamond 2Finance Corp., 7.125%, 6/15/2024	0.62%
MGM Resorts International, 6%, 3/15/2023	0.59%

Holding by Sector*	% of Investments
Automotive	1.72%
Banking	3.29%
Basic Industry	19.36%
Capital Goods	4.08%
Commercial Mortgage Backed	0.03%
Consumer Goods	3.36%
Energy	14.78%
Financial Services	2.22%
Foreign Sovereign	1.37%
Healthcare	6.63%
Insurance	0.81%
Leisure	5.72%
Media	10.24%
Real Estate	0.48%
Retail	3.65%
Services	4.48%
Technology & Electronics	5.21%
Telecommunications	6.46%
Transportation	3.18%
Utility	1.98%
Repurchase Agreement	0.95%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Investment Trust – Inflation Focused Fund

Ten Largest Holdings	% of Investments
U.S. Treasury Note,1.375%, 06/30/2018	1.30%
HBOS plc (United Kingdom), 6.75%, 05/21/2018	0.73%
Bank of America Corp., 5.49%, 03/15/2019	0.55%
MPLX LP, 5.50%, 02/15/2023	0.52%
Hyundai Capital America, 2.00%, 03/19/2018	0.51%
Morgan Stanley Re-REMIC Trust 2009-GG10 A4B, 5.7855%, 08/12/2045	0.48%
Synchrony Credit Card Master Note Trust 2015-1 B, 2.64%, 03/15/2023	0.48%
Williams Partners LP/ACMP Finance Corp., 4.875%, 05/15/2023	0.47%
Carlyle Global Market Strategies CLO Ltd. 2014-1A AR, 2.18%, 04/17/2025	0.47%
Air Lease Corp., 5.625%, 04/01/2017	0.47%

Holding by Sector*	% of Investments
Auto	2.85%
Basic Industry	0.60%
Capital Goods	0.68%
Consumer Cyclicals	1.41%
Consumer Discretionary	0.79%
Consumer Services	1.32%
Consumer Staples	0.93%
Energy	9.59%
Financial Services	55.41%
Foreign Government	0.13%
Health Care	3.26%
Integrated Oils	0.59%
Materials and Processing	3.21%
Municipal	0.36%
Other	0.06%
Producer Durables	1.38%
Technology	2.85%
Telecommunications	1.97%
Transportation	0.75%
U.S.Government	3.85%
Utilities	2.27%
Undefined	0.13%
Repurchase Agreement	5.61%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Securities Trust – International Core Equity Fund

Ten Largest Holdings	% of Investments
Roche Holding AG Genusschein	3.35%
Royal Dutch Shell plc B Shares	3.15%
Shire plc	2.54%
Siemens AG Registered Shares	2.52%
Nestle SA Registered Shares	2.42%
Anheuser-Busch InBev NV	2.16%
SoftBank Group Corp.	2.15%
British American Tobacco plc	2.04%
Mitsubishi UFJ Financial Group, Inc.	1.87%
UniCredit SpA	1.80%

Holding by Sector	% of Investments
Consumer Discretionary	13.40%
Consumer Staples	9.71%
Energy	5.50%
Financials	21.19%
Health Care	10.09%
Industrials	13.14%
Information Technology	5.25%
Materials	10.23%
Real Estate	2.06%
Repurchase	0.53%
Telecommunication Services	4.97%
Utilities	3.93%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Securities Trust – International Dividend Income Fund

Ten Largest Holdings	% of Investments
British American Tobacco plc	2.79%
Allianz SE Registered Shares	2.69%
Bank of China Ltd. H Shares	2.36%
Rio Tinto plc ADR	2.32%
HSBC Holdings plc	2.15%
BASF SE	1.96%
Royal Bank of Canada	1.94%
National Australia Bank Ltd.	1.81%
Spark New Zealand Ltd.	1.75%
Sumitomo Mitsui Financial Group, Inc.	1.73%

Holding by Sector*	% of Investments
Consumer Discretionary	9.15%
Consumer Staples	7.11%
Energy	10.14%
Financials	33.42%
Health Care	5.45%
Industrials	9.04%
Information Technology	5.25%
Materials	6.39%
Real Estate	2.35%
Telecommunication Services	6.01%
Utilities	4.88%
Repurchase Agreement	0.81%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Securities Trust – International Opportunities Fund

Ten Largest Holdings	% of Investments
Cairn Homes plc	1.68%
Man Group plc	1.59%
Tsubakimoto Chain Co.	1.59%
UDG Healthcare plc	1.56%
Rheinmetall AG	1.55%
Altran Technologies SA	1.52%
Dewan Housing Finance Corp., Ltd.	1.42%
Bodycote plc	1.38%
Forbo Holding AG Registered Shares	1.35%
Gerresheimer AG	1.35%

Holding by Sector*	% of Investments
Closed-Ended Fund	0.58%
Consumer Discretionary	17.17%
Consumer Staples	5.27%
Energy	4.86%
Exchange- Traded Funds	1.88%
Financials	15.10%
Health Care	4.67%
Industrials	21.46%
Information Technology	12.41%
Materials	6.30%
Real Estate	4.77%
Telecommunication Services	1.66%
Utilities	2.92%
Repurchase Agreement	0.95%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Mid Cap Stock Fund, Inc.

Ten Largest Holdings	% of Investments
XL Group Ltd.	2.66%
KeyCorp	2.21%
Newell Brands, Inc.	2.20%
Portland General Electric Co.	2.11%
Edison International	2.04%
Citizens Financial Group, Inc.	2.00%
Molson Coors Brewing Co. Class B	1.90%
East West Bancorp, Inc.	1.86%
Cimarex Energy Co.	1.85%
Marathon Oil Corp.	1.83%

Holding by Sector*	% of Investments
Consumer Discretionary	6.26%
Consumer Staples	5.20%
Energy	8.67%
Financials	22.24%
Health Care	5.95%
Industrials	16.04%
Information Technology	10.68%
Materials	5.76%
Real Estate	10.28%
Utilities	7.42%
Repurchase Agreement	1.50%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Investment Trust – Short Duration Income Fund

Ten Largest Holdings	% of Investments
U.S. Treasury Note, 1.375%. 6/30/2018	0.74%
HBOS plc , 6.75%, 5/21/2018	0.72%
Air Lease Corp., 5.625%, 4/1/2017	0.69%
Wachovia Bank Commercial Mortgage Trust 2007-C31 AM, 5.591%, 4/15/2047	0.58%
BAMLL Commercial Mortgage Securities Trust 2014-IP A, 2.808%, 6/15/2028	0.57%
Forest Laboratories LLC, 4.375%, 2/1/2019	0.55%
Ladder Capital Commercial Mortgage Securities LLC 2014-PKMD A, 2.95%, 11/14/2027	0.50%
BellSouth LLC, 4.40%, 4/26/2017	0.48%
MPLX LP, 5.5%, 2/15/2023	0.48%
Verizon Communications Inc. 2.03%, 7/31/2019	0.47%

Holding by Sector*	% of Investments
Auto	2.38%
Basic Industry	0.50%
Capital Goods	0.79%
Consumer Cyclicals	1.48%
Consumer Discretionary	0.90%
Consumer Services	1.58%
Consumer Staples	0.89%
Energy	9.37%
Financial Services	60.37%
Foreign Government	0.15%
Health Care	3.32%
Integrated Oils	0.65%
Materials and Processing	3.28%
Municipal	0.51%
Other	0.11%
Producer Durables	0.89%
Technology	2.64%
Telecommunications	2.21%
Transportation	0.65%
Undefined	0.16%
U.S. Government	4.55%
Utilities	1.87%
Repurchase Agreement	0.75%
Total	100.00%

*	A sector may comprise several industries

Investments in Underlying Funds (unaudited)(concluded)

Lord Abbett Securities Trust – Value Opportunities Fund

Ten Largest Holdings	% of Investments
Arch Capital Group Ltd.	2.51%
Alaska Air Group, Inc.	2.47%
Western Alliance Bancorp	2.33%
Reliance Steel & Aluminum Co.	2.10%
Booz Allen Hamilton Holding Corp.	1.99%
CMS Energy Corp.	1.93%
East West Bancorp, Inc.	1.91%
Pinnacle Foods, Inc.	1.86%
Raymond James Financial, Inc.	1.83%
Cooper Cos., Inc. (The)	1.81%

Holding by Sector*	% of Investments
Consumer Discretionary	8.10%
Consumer Staples	1.86%
Energy	5.20%
Financials	21.60%
Health Care	8.00%
Industrials	15.08%
Information Technology	17.47%
Materials	9.04%
Real Estate	5.14%
Telecommunication Services	1.64%
Utilities	4.44%
Repurchase Agreement	2.43%
Total	100.00%

*	A sector may comprise several industries.

Item 2:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:	Exhibits.

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT INVESTMENT TRUST

By: /s/ Daria L. Foster

Daria L. Foster

President and Chief Executive Officer

Date: April 28, 2017

By: /s/ Joan A. Binstock

Joan A. Binstock

Chief Financial Officer and Vice President

Date: April 28, 2017

_____________________________

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Daria L. Foster

Daria L. Foster

President and Chief Executive Officer

Date: April 28, 2017

By: /s/ Joan A. Binstock

Joan A. Binstock

Chief Financial Officer and Vice President

Date: April 28, 2017